Portfolio of Investments October 31, 2025
NCLO
(Unaudited)
PRINCIPAL DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.0%
INVESTMENT COMPANIES - 0.2%
253,457 State Street Institutional US Government Money Market Fund $ 253,457
TOTAL INVESTMENT COMPANIES
(Cost $253,457) $ 253,457
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED - 98.8%
$ 1,500,000 (a),(b) AGL CLO 42 Ltd (TSFR3M + 1.800%) 6 .069% 07/22/38 1,502,580
500,000 (a),(b) AIMCO CLO 16 Ltd (TSFR3M + 1.650%) 5 .532 07/17/37 500,930
1,600,000 (a) AIMCO CLO 18 Ltd (TSFR3M + 1.900%) 5 .784 07/20/37 1,601,315
1,250,000 (a) AIMCO CLO 18 Ltd (TSFR3M + 2.850%) 7 .175 07/20/37 1,255,596
840,000 (a),(b) AIMCO CLO 22 Ltd (TSFR3M + 3.400%) 7 .284 04/19/37 846,371
4,000,000 (a),(b) AIMCO CLO Series 2015-A (TSFR3M + 1.800%) 5 .682 10/17/38 4,002,876
550,000 (a),(b) Allegro CLO XII Ltd (TSFR3M + 3.500%) 7 .370 07/21/37 548,584
2,500,000 (a),(b) Anchorage Capital Clo 20 Ltd (TSFR3M + 1.950%) 5 .834 01/20/35 2,501,875
800,000 (a),(b) Apidos Clo LIV (TSFR3M + 1.800%) 5 .972 10/20/38 801,451
1,500,000 (a),(b) Apidos CLO XXXVI (TSFR3M + 3.162%) 7 .046 07/20/34 1,506,274
2,000,000 (a),(b) Ares LXXII CLO Ltd (TSFR3M + 1.700%) 5 .605 07/15/36 2,003,386
3,000,000 (a),(b) Ares LXXV CLO Ltd (TSFR3M + 1.850%) 6 .090 01/15/37 3,011,898
2,000,000 (a),(b) ARES XLIV CLO Ltd (TSFR3M + 1.500%) 5 .405 04/15/34 1,999,934
2,000,000 (a),(b) Ares XXXIV CLO Ltd (TSFR3M + 2.900%) 6 .782 07/17/38 2,011,398
1,180,000 (a),(b) Barings CLO Ltd 2024-V (TSFR3M + 3.000%) 6 .905 07/15/38 1,189,514
2,000,000 (a),(b) Benefit Street Partners Clo 41 Ltd (TSFR3M + 2.750%) 7 .067 07/25/38 2,004,800
600,000 (a),(b) Benefit Street Partners CLO IX Ltd (TSFR3M + 3.100%) 6 .984 10/20/37 602,951
1,500,000 (a),(b) Benefit Street Partners CLO XV Ltd (TSFR3M + 2.000%) 5 .905 07/15/37 1,506,189
1,300,000 (a),(b) Benefit Street Partners CLO XXIX Ltd (TSFR3M + 1.750%) 5 .608 01/25/38 1,303,020
2,000,000 (a),(b) Benefit Street Partners CLO XXXVIII Ltd (TSFR3M + 1.800%) 5 .658 01/25/38 2,004,488
730,000 (a),(b) Blueberry Park CLO Ltd (TSFR3M + 2.900%) 6 .784 10/20/37 732,167
1,650,000 (a),(b) Boyce Park CLO Ltd (TSFR3M + 1.750%) 6 .367 04/21/35 1,653,348
2,000,000 (a),(b) Boyce Park CLO Ltd (TSFR3M + 3.100%) 6 .970 04/21/35 2,009,802
950,000 (a),(b) CIFC Funding 2021-IV Ltd (TSFR3M + 1.900%) 5 .760 07/23/37 952,337
1,500,000 (a),(b) CIFC Funding 2021-VII Ltd (TSFR3M + 1.750%) 5 .610 01/23/35 1,502,863
3,550,000 (a),(b) CIFC Funding 2024-III Ltd (TSFR3M + 2.200%) 6 .070 07/21/37 3,566,138
2,000,000 (a),(b) Davis Park CLO Ltd (TSFR3M + 3.100%) 0 .000 07/20/38 2,014,940
1,800,000 (a),(b) Elmwood CLO 24 Ltd (TSFR3M + 1.750%) 5 .632 01/17/38 1,803,429
1,000,000 (a),(b) Elmwood CLO III Ltd (TSFR3M + 3.100%) 6 .984 07/18/37 1,003,738
3,250,000 (a),(b) Elmwood CLO VIII Ltd (TSFR3M + 2.500%) 6 .384 04/20/37 3,267,323
1,500,000 (a),(b) Elmwood CLO XII Ltd (TSFR3M + 2.000%) 5 .905 10/15/37 1,509,026
675,000 (a),(b) Flatiron CLO 20 Ltd (TSFR3M + 1.920%) 6 .124 05/20/36 675,000
3,000,000 (a),(b) Goldentree Loan Management US Clo 17 Ltd (TSFR3M +
1.800%)
5 .684 01/20/39 3,005,460
250,000 (a),(b) Golub Capital Partners CLO 76 B Ltd (TSFR3M + 2.900%) 6 .758 10/25/37 251,246
3,250,000 (a),(b) Invesco US CLO 2024-3 Ltd (TSFR3M + 2.250%) 6 .134 07/20/37 3,265,990
2,000,000 (a),(b) Madison Park Funding LXXI Ltd (TSFR3M + 1.500%) 5 .360 04/23/38 1,996,708
750,000 (a),(b) Magnetite XIX Ltd (TSFR3M + 5.100%) 8 .982 04/17/34 752,810
1,500,000 (a),(b) Magnetite Xli Ltd (TSFR3M + 1.780%) 5 .638 01/25/38 1,504,794
1,050,000 (a),(b) Magnetite XXII Ltd (TSFR3M + 2.900%) 6 .805 07/15/36 1,052,141
2,000,000 (a),(b) Magnetite XXVI Ltd (TSFR3M + 1.750%) 5 .608 01/25/38 2,002,702
1,500,000 (a),(b) Magnetite XXVII Ltd (TSFR3M + 1.550%) 5 .484 10/20/38 1,505,354
1,500,000 (a),(b) Magnetite XXVII Ltd (TSFR3M + 1.750%) 5 .684 10/20/38 1,503,843
500,000 (a),(b) Magnetite XXXI Ltd (TSFR3M + 1.912%) 6 .168 07/15/34 501,150
1,000,000 (a),(b) Magnetite XXXII Ltd (TSFR3M + 1.750%) 5 .932 10/15/37 1,000,798
3,250,000 (a),(b) MidOcean Credit CLO XVI (TSFR3M + 2.000%) 6 .269 10/20/37 3,263,592
2,500,000 (a) MidOcean Credit CLO XVII Ltd (TSFR3M + 1.950%) 5 .834 01/20/38 2,505,600
2,000,000 (a),(b) Neuberger Berman Loan Advisers CLO 34 Ltd (TSFR3M +
1.850%)
5 .734 07/20/39 2,005,228
3,000,000 (a),(b) Neuberger Berman Loan Advisers CLO 34 Ltd (TSFR3M +
2.850%)
6 .734 07/20/39 3,015,792
1,200,000 (a),(b) OCP CLO 2019-16 Ltd (TSFR3M + 3.412%) 7 .339 04/10/33 1,201,926
250,000 (a),(b) OCP CLO 2020-18 Ltd (TSFR3M + 3.100%) 6 .984 07/20/37 251,877

Portfolio of Investments October 31, 2025
(continued)
NCLO

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 250,000 (a),(b) OCP CLO Ltd (TSFR3M + 1.550%) 5 .432% 01/17/37 $ 249,471
750,000 (a),(b) OHA Credit Funding 2 LTD (TSFR3M + 3.700%) 7 .570 01/21/38 751,444
750,000 (a),(b) OHA Credit Funding 8 Ltd (TSFR3M + 1.750%) 5 .634 01/20/38 751,489
2,000,000 (a),(b) OHA Loan Funding 2013-1 Ltd (TSFR3M + 3.300%) 7 .160 04/23/37 2,011,372
2,000,000 (a),(b) Palmer Square CLO 2023-1 Ltd (TSFR3M + 3.750%) 7 .634 01/20/38 2,015,972
1,500,000 (a),(b) REESE PARK CLO LTD (TSFR3M + 1.900%) 5 .805 01/15/38 1,503,441
1,000,000 (a),(b) Regatta VI Funding Ltd (TSFR3M + 2.750%) 6 .706 10/20/38 1,005,383
1,500,000 (a),(b) Regatta XXII Funding Ltd (TSFR3M + 1.700%) 5 .584 07/20/35 1,500,756
500,000 (a),(b) Riverbank Park Clo Ltd (TSFR3M + 1.800%) 6 .092 01/25/38 501,664
3,000,000 (a),(b) Serenity-Peace Park Clo Ltd (TSFR3M + 1.600%) 5 .573 10/24/38 3,006,012
1,550,000 (a),(b) TCW CLO 2020-1 Ltd (TSFR3M + 3.400%) 7 .284 04/20/34 1,555,020
1,000,000 (a),(b) Benefit Street Partners CLO IV Ltd (TSFR3M + 1.800%) 5 .754 10/20/38 1,001,914
2,500,000 (a),(b) CARLYLE US CLO 2021-8 LTD (TSFR3M + 1.900%) 5 .882 10/15/38 2,506,793
2,000,000 (a),(b) Elmwood CLO X Ltd (TSFR3M + 1.950%) 5 .834 07/20/38 2,008,878
500,000 (a),(b) Invesco CLO 2022-3 Ltd (TSFR3M + 3.200%) 7 .057 10/22/37 500,996
2,000,000 (a),(b) Magnetite XXII Ltd (TSFR3M + 1.600%) 5 .505 07/15/36 2,002,928
2,500,000 (a),(b) Neuberger Berman Loan Advisers CLO 36R Ltd (TSFR3M +
1.650%)
5 .932 07/20/39 2,508,632
2,500,000 (a),(b) OCP CLO 2025-40 Ltd (TSFR3M + 1.700%) 5 .594 04/16/38 2,495,620
3,500,000 (a),(b) OHA Credit Funding 10-R Ltd (TSFR3M + 1.800%) 6 .079 07/18/38 3,511,445
TOTAL SECURITIZED
(Cost $115,487,514) 115,371,782
TOTAL LONG-TERM INVESTMENTS
(Cost $115,740,971) 115,625,239
OTHER ASSETS & LIABILITIES, NET - 1.0% 1,207,670
NET ASSETS - 100% $ 116,832,909
CLO Collateralized Loan Obligation
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $110,009,270 or 95.1% of Total Investments.

NCLO
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Investment Companies $ 253,457 $ – $ – $ 253,457
Securitized – 115,371,782 – 115,371,782
Total $ 253,457 $ 115,371,782 $ – $ 115,625,239
a

Portfolio of Investments October 31, 2025
NCPB
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.5%
CORPORATE DEBT - 36.9%
FINANCIALS - 13.6%
$ 55,000 (a) Acrisure LLC / Acrisure Finance Inc 4 .250% 02/15/29 $ 52,800
20,000 (a) Acrisure LLC / Acrisure Finance Inc 6 .750 07/01/32 20,511
75,000 Agree LP 4 .800 10/01/32 75,846
60,000 (a) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6 .750 04/15/28 61,089
40,000 (a) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6 .500 10/01/31 41,019
60,000 Aon North America Inc 5 .450 03/01/34 62,513
30,000 (a) APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC /
APH3 Somerset Inves
7 .875 11/01/29 30,900
40,000 (a) Ardonagh Finco Ltd 7 .750 02/15/31 41,838
595,000 Bank of America Corp 5 .162 01/24/31 614,361
185,000 Bank of America Corp 5 .744 02/12/36 192,545
75,000 (b) Bank of America Corp 6 .125 N/A 75,887
50,000 (b) Bank of America Corp 6 .625 N/A 52,050
50,000 (b) Bank of New York Mellon Corp/The 6 .300 N/A 51,498
55,000 Berkshire Hathaway Finance Corp 3 .850 03/15/52 43,322
126,000 (a),(b) BNP Paribas SA 7 .450 N/A 131,012
45,000 Citigroup Inc 4 .503 09/11/31 45,055
70,000 (b) Citigroup Inc 7 .625 N/A 73,241
25,000 (b) Citigroup Inc 4 .000 N/A 24,951
30,000 (a) Compass Group Diversified Holdings LLC 5 .250 04/15/29 27,174
200,000 (a),(b) Credit Agricole SA 7 .125 N/A 206,124
20,000 (a) CrossCountry Intermediate HoldCo LLC 6 .500 10/01/30 20,185
40,000 (a) Encore Capital Group Inc 6 .625 04/15/31 39,696
55,000 (a) FirstCash Inc 6 .875 03/01/32 57,070
55,000 (a) Five Corners Funding Trust II 2 .850 05/15/30 51,660
40,000 (a) Genesee & Wyoming Inc 6 .250 04/15/32 40,808
200,000 Goldman Sachs Group Inc/The 5 .536 01/28/36 208,141
80,000 (b) Goldman Sachs Group Inc/The 7 .379 N/A 80,372
80,000 (b) Goldman Sachs Group Inc/The 7 .500 N/A 84,877
50,000 Highwoods Realty LP 2 .600 02/01/31 44,381
200,000 (b) HSBC Holdings PLC 8 .000 N/A 211,774
45,000 (a) HUB International Ltd 7 .250 06/15/30 46,980
50,000 (b) Huntington Bancshares Inc/OH 5 .625 N/A 50,575
60,000 Icahn Enterprises LP / Icahn Enterprises Finance Corp 5 .250 05/15/27 58,962
65,000 (a) Jane Street Group / JSG Finance Inc 6 .125 11/01/32 66,142
20,000 (a) Jane Street Group / JSG Finance Inc 6 .750 05/01/33 20,863
645,000 JPMorgan Chase & Co 4 .851 07/25/28 653,201
220,000 JPMorgan Chase & Co 5 .103 04/22/31 227,232
275,000 JPMorgan Chase & Co 5 .572 04/22/36 289,884
55,000 (b) JPMorgan Chase & Co 6 .875 N/A 57,945
50,000 (b) JPMorgan Chase & Co 3 .650 N/A 49,386
40,000 Kennedy-Wilson Inc 4 .750 03/01/29 37,867
100,000 MetLife Inc 6 .350 03/15/55 106,025
25,000 (a) Molina Healthcare Inc 6 .250 01/15/33 25,163
325,000 Morgan Stanley 5 .192 04/17/31 335,023
275,000 Morgan Stanley 5 .664 04/17/36 289,570
215,000 Morgan Stanley Bank NA 4 .968 07/14/28 217,991
95,000 Morgan Stanley Private Bank NA 4 .734 07/18/31 96,492
40,000 MPT Operating Partnership LP / MPT Finance Corp 3 .500 03/15/31 28,243
20,000 (a) MPT Operating Partnership LP / MPT Finance Corp 8 .500 02/15/32 20,954
50,000 Navient Corp 5 .500 03/15/29 49,102
65,000 (a) Omnis Funding Trust 6 .722 05/15/55 69,326
65,000 OneMain Finance Corp 5 .375 11/15/29 64,485
40,000 OneMain Finance Corp 6 .125 05/15/30 40,470
20,000 OneMain Finance Corp 6 .500 03/15/33 19,960
85,000 (a) Panther Escrow Issuer LLC 7 .125 06/01/31 87,846
40,000 (a) PennyMac Financial Services Inc 7 .875 12/15/29 42,506
20,000 (a) PennyMac Financial Services Inc 6 .875 05/15/32 20,862
150,000 Piedmont Operating Partnership LP 9 .250 07/20/28 165,992

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIALS (continued)
$ 25,000 (b) PNC Financial Services Group Inc/The 3 .400 % N/A $ 24,276
30,000 (b) PNC Financial Services Group Inc/The 6 .200 N/A 30,484
50,000 Prudential Financial Inc 5 .200 03/14/35 51,355
70,000 Prudential Financial Inc 5 .125 03/01/52 69,729
50,000 Prudential Financial Inc 6 .500 03/15/54 53,249
60,000 Reinsurance Group of America Inc 5 .750 09/15/34 62,633
20,000 (a) Rocket Cos Inc 6 .125 08/01/30 20,630
40,000 (a) Rocket Cos Inc 6 .375 08/01/33 41,669
55,000 (a) Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 4 .000 10/15/33 50,649
350,000 Royal Bank of Canada 6 .750 08/24/85 363,763
25,000 (a) Ryan Specialty LLC 5 .875 08/01/32 25,417
25,000 (a) Starwood Property Trust Inc 6 .500 07/01/30 26,001
85,000 (b) State Street Corp 6 .700 N/A 88,356
160,000 (b) Truist Financial Corp 6 .669 N/A 160,663
110,000 UnitedHealth Group Inc 5 .350 02/15/33 114,854
105,000 UnitedHealth Group Inc 5 .500 07/15/44 105,366
55,000 UnitedHealth Group Inc 5 .050 04/15/53 50,490
25,000 (a) UWM Holdings LLC 6 .625 02/01/30 25,470
50,000 Ventas Realty LP 5 .000 01/15/35 50,135
20,000 (a) Walker & Dunlop Inc 6 .625 04/01/33 20,467
55,000 Wells Fargo & Co 5 .605 04/23/36 57,798
40,000 (b) Wells Fargo & Co 3 .900 N/A 39,703
100,000 (b) Wells Fargo & Co 7 .625 N/A 106,744
40,000 (a) Wynnton Funding Trust II 5 .991 08/15/55 41,080
TOTAL FINANCIALS 7,682,728
INDUSTRIAL - 20.7%
40,000 (a) 1011778 BC ULC / New Red Finance Inc 6 .125 06/15/29 41,104
50,000 (a) ADT Security Corp/The 4 .875 07/15/32 48,419
60,000 (a) AECOM 6 .000 08/01/33 61,576
40,000 (a) Ahead DB Holdings LLC 6 .625 05/01/28 40,295
40,000 (a) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
6 .500 02/15/28 40,733
20,000 (a),(c) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
5 .500 03/31/31 20,158
15,000 (a) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
6 .250 03/15/33 15,419
40,000 (a),(c) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
5 .750 03/31/34 40,176
20,000 (a) Albion Financing 1 SARL / Aggreko Holdings Inc 7 .000 05/21/30 20,642
100,000 Amcor Group Finance PLC 5 .450 05/23/29 103,290
175,000 American Tower Corp 5 .800 11/15/28 182,451
190,000 Amgen Inc 5 .650 03/02/53 189,618
30,000 (a) AMN Healthcare Inc 6 .500 01/15/31 30,072
80,000 Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc 4 .700 02/01/36 79,208
46,000 Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc 4 .900 02/01/46 43,274
50,000 (a) Antero Midstream Partners LP / Antero Midstream Finance Corp 6 .625 02/01/32 51,764
20,000 (a) Antero Midstream Partners LP / Antero Midstream Finance Corp 5 .750 10/15/33 19,971
30,000 (a) Archrock Partners LP / Archrock Partners Finance Corp 6 .250 04/01/28 30,128
50,000 (a) Archrock Partners LP / Archrock Partners Finance Corp 6 .625 09/01/32 51,387
30,000 (a) Arsenal AIC Parent LLC 8 .000 10/01/30 31,870
40,000 (a) Asbury Automotive Group Inc 5 .000 02/15/32 38,518
35,000 (a) ASGN Inc 4 .625 05/15/28 34,374
260,000 AT&T Inc 3 .500 09/15/53 177,913
155,000 AT&T Inc 3 .800 12/01/57 109,430
20,000 (a) Avient Corp 6 .250 11/01/31 20,419
35,000 Ball Corp 6 .875 03/15/28 35,610
30,000 (a) Bath & Body Works Inc 6 .625 10/01/30 30,835
200,000 (a) Bidvest Group UK PLC/The 6 .200 09/17/32 202,575
110,000 Block Inc 6 .500 05/15/32 114,131
20,000 (a) Block Inc 6 .000 08/15/33 20,450
80,000 Boeing Co/The 3 .250 02/01/28 78,362
170,000 Boeing Co/The 5 .805 05/01/50 168,845

Portfolio of Investments October 31, 2025
(continued)
NCPB

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 260,000 Broadcom Inc 4 .200% 10/15/30 $ 259,511
75,000 Broadcom Inc 5 .200 07/15/35 77,256
25,000 (a) Buckeye Partners LP 6 .750 02/01/30 26,092
20,000 (a) CACI International Inc 6 .375 06/15/33 20,794
40,000 (a) Caesars Entertainment Inc 6 .500 02/15/32 40,333
40,000 (a) Caesars Entertainment Inc 6 .000 10/15/32 38,159
35,000 (a) CCO Holdings LLC / CCO Holdings Capital Corp 5 .125 05/01/27 34,798
35,000 (a) CCO Holdings LLC / CCO Holdings Capital Corp 4 .500 08/15/30 32,809
30,000 (a) CCO Holdings LLC / CCO Holdings Capital Corp 4 .250 02/01/31 27,154
30,000 (a) Chart Industries Inc 7 .500 01/01/30 31,287
110,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
6 .550 06/01/34 115,766
195,000 Cheniere Energy Partners LP 4 .500 10/01/29 195,066
20,000 (a) Chord Energy Corp 6 .000 10/01/30 20,048
40,000 (a) Chord Energy Corp 6 .750 03/15/33 40,847
40,000 (a) CHS/Community Health Systems Inc 5 .250 05/15/30 37,495
50,000 (a) Churchill Downs Inc 5 .750 04/01/30 50,154
25,000 (a) Clarios Global LP / Clarios US Finance Co 6 .750 02/15/30 25,917
45,000 (a) CNX Resources Corp 7 .250 03/01/32 46,919
55,000 Comcast Corp 5 .650 06/01/54 52,644
20,000 (a) Concentra Health Services Inc 6 .875 07/15/32 20,861
75,000 Constellation Brands Inc 4 .800 05/01/30 76,103
25,000 (a) CSC Holdings LLC 5 .500 04/15/27 23,197
55,000 (a) Cushman & Wakefield US Borrower LLC 6 .750 05/15/28 55,437
45,000 CVS Health Corp 5 .450 09/15/35 45,949
160,000 CVS Health Corp 5 .050 03/25/48 143,062
40,000 (a) DaVita Inc 4 .625 06/01/30 38,626
55,000 (a) DaVita Inc 6 .875 09/01/32 56,976
40,000 (a) DaVita Inc 6 .750 07/15/33 41,473
35,000 Enbridge Inc 8 .500 01/15/84 40,241
30,000 Encompass Health Corp 4 .500 02/01/28 29,772
35,000 Energy Transfer LP 5 .200 04/01/30 36,088
125,000 Enterprise Products Operating LLC 4 .450 02/15/43 111,071
20,000 (a) Esab Corp 6 .250 04/15/29 20,467
20,000 (a) Fair Isaac Corp 6 .000 05/15/33 20,358
50,000 (a) Ferrellgas LP / Ferrellgas Finance Corp 5 .875 04/01/29 47,522
200,000 (a) Ford Otomotiv Sanayi AS 7 .125 04/25/29 206,359
55,000 (a) Frontier Communications Holdings LLC 5 .875 10/15/27 54,958
30,000 (a) Garda World Security Corp 4 .625 02/15/27 29,765
35,000 (a) Gen Digital Inc 6 .750 09/30/27 35,542
20,000 (a) Gen Digital Inc 6 .250 04/01/33 20,589
155,000 General Motors Financial Co Inc 5 .350 01/07/30 159,483
20,000 (b) General Motors Financial Co Inc 5 .750 N/A 19,797
20,000 Genesis Energy LP / Genesis Energy Finance Corp 7 .875 05/15/32 20,600
20,000 (a) Global Medical Response Inc 7 .375 10/01/32 20,927
20,000 (a) Goat Holdco LLC 6 .750 02/01/32 20,423
30,000 Goodyear Tire & Rubber Co/The 5 .000 07/15/29 28,555
55,000 Goodyear Tire & Rubber Co/The 5 .250 04/30/31 50,749
60,000 (a) Gray Media Inc 10 .500 07/15/29 64,658
40,000 (a) Gray Media Inc 7 .250 08/15/33 39,163
180,000 (a) Grupo Aeromexico SAB de CV 8 .250 11/15/29 181,350
65,000 Haleon US Capital LLC 3 .625 03/24/32 61,546
150,000 HCA Inc 5 .250 03/01/30 155,036
45,000 HCA Inc 6 .200 03/01/55 46,727
20,000 (a) Herc Holdings Inc 6 .625 06/15/29 20,653
20,000 (a) Herc Holdings Inc 7 .000 06/15/30 20,934
20,000 (a) Herc Holdings Inc 7 .250 06/15/33 21,086
60,000 (a) Hilcorp Energy I LP / Hilcorp Finance Co 6 .250 04/15/32 56,964
45,000 (a) Hilcorp Energy I LP / Hilcorp Finance Co 8 .375 11/01/33 46,550
72,000 (a) Hilton Domestic Operating Co Inc 5 .875 04/01/29 73,498
20,000 (a) Holdco II SAS 8 .500 04/15/31 21,465
20,000 (a) Holdco II SAS 7 .000 04/15/32 20,467

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 45,000 Honeywell International Inc 5 .250% 03/01/54 $ 43,111
200,000 (a) IHS Holding Ltd 7 .875 05/29/30 204,014
60,000 (a) Imola Merger Corp 4 .750 05/15/29 59,142
60,000 (a) IQVIA Inc 6 .250 06/01/32 62,536
55,000 (a) Iron Mountain Inc 7 .000 02/15/29 56,653
40,000 (a) Iron Mountain Inc 6 .250 01/15/33 40,909
50,000 (a) Kinetik Holdings LP 6 .625 12/15/28 51,354
40,000 (a) Kodiak Gas Services LLC 7 .250 02/15/29 41,537
20,000 (a) Kodiak Gas Services LLC 6 .500 10/01/33 20,495
20,000 (a) Kodiak Gas Services LLC 6 .750 10/01/35 20,596
40,000 Kohl's Corp 4 .625 05/01/31 30,996
45,000 Kroger Co/The 5 .000 09/15/34 45,368
70,000 L3Harris Technologies Inc 5 .400 07/31/33 72,993
40,000 Lamar Media Corp 4 .875 01/15/29 39,648
30,000 (a) LCM Investments Holdings II LLC 8 .250 08/01/31 31,564
40,000 (a) Level 3 Financing Inc 6 .875 06/30/33 40,971
60,000 (a) Level 3 Financing Inc 7 .000 03/31/34 61,644
30,000 (a) Light & Wonder International Inc 7 .500 09/01/31 31,142
20,000 (a) Light & Wonder International Inc 6 .250 10/01/33 19,912
70,000 Marathon Petroleum Corp 4 .750 09/15/44 60,961
30,000 (a) Marriott Ownership Resorts Inc 4 .500 06/15/29 28,910
155,000 (a) Mars Inc 4 .800 03/01/30 158,337
50,000 (a) Mars Inc 5 .200 03/01/35 51,320
55,000 (a) Mars Inc 5 .650 05/01/45 56,055
115,000 (a) Mars Inc 5 .700 05/01/55 117,012
20,000 (a) Masterbrand Inc 7 .000 07/15/32 20,746
20,000 (a) Matador Resources Co 6 .250 04/15/33 19,970
30,000 (a) McGraw-Hill Education Inc 7 .375 09/01/31 30,787
175,000 Meta Platforms Inc 5 .500 11/15/45 173,487
30,000 MGM Resorts International 6 .125 09/15/29 30,543
60,000 (a) Michaels Cos Inc/The 5 .250 05/01/28 56,027
200,000 (a) Millicom International Cellular SA 7 .375 04/02/32 208,864
20,000 (a) Millrose Properties Inc 6 .250 09/15/32 20,096
58,000 (a) Mineral Resources Ltd 9 .250 10/01/28 60,813
20,000 (a) Mineral Resources Ltd 7 .000 04/01/31 20,705
20,000 (a) Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6 .750 04/01/32 20,529
20,000 (a) NCL Corp Ltd 5 .875 01/15/31 19,991
20,000 (a) NCL Corp Ltd 6 .250 09/15/33 20,228
30,000 Newell Brands Inc 6 .375 09/15/27 29,920
30,000 (a) Noble Finance II LLC 8 .000 04/15/30 31,135
100,000 Nutrien Ltd 4 .900 03/27/28 101,715
20,000 (a) Olin Corp 6 .625 04/01/33 19,806
120,000 ONEOK Inc 5 .700 11/01/54 112,280
50,000 (a) Open Text Holdings Inc 4 .125 02/15/30 47,727
65,000 Oracle Corp 4 .450 09/26/30 64,463
35,000 Oracle Corp 5 .200 09/26/35 34,468
95,000 Oracle Corp 6 .000 08/03/55 90,869
60,000 O'Reilly Automotive Inc 4 .200 04/01/30 59,706
30,000 (a) Organon & Co / Organon Foreign Debt Co-Issuer BV 4 .125 04/30/28 28,542
55,000 (a) Organon & Co / Organon Foreign Debt Co-Issuer BV 5 .125 04/30/31 42,160
30,000 Paramount Global 6 .375 03/30/62 29,551
40,000 (a) Parkland Corp 4 .625 05/01/30 38,807
30,000 (a) PBF Holding Co LLC / PBF Finance Corp 7 .875 09/15/30 30,136
40,000 (a) Performance Food Group Inc 6 .125 09/15/32 41,068
30,000 (a) Permian Resources Operating LLC 7 .000 01/15/32 31,124
40,000 (a) Phinia Inc 6 .625 10/15/32 41,146
45,000 (a) Post Holdings Inc 6 .250 02/15/32 46,255
40,000 (a) Post Holdings Inc 6 .375 03/01/33 40,512
35,000 (a) Primo Water Holdings Inc / Triton Water Holdings Inc 4 .375 04/30/29 34,037
40,000 (a) Qnity Electronics Inc 5 .750 08/15/32 40,705
20,000 (a) Qnity Electronics Inc 6 .250 08/15/33 20,539
20,000 (a) Quikrete Holdings Inc 6 .375 03/01/32 20,744

Portfolio of Investments October 31, 2025
(continued)
NCPB

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 40,000 (a) QXO Building Products Inc 6 .750% 04/30/32 $ 41,410
100,000 RTX Corp 6 .000 03/15/31 107,922
40,000 Salesforce Inc 2 .700 07/15/41 29,358
20,000 (a) Science Applications International Corp 5 .875 11/01/33 19,941
40,000 (a) Sealed Air Corp 6 .500 07/15/32 41,392
50,000 (a) Sealed Air Corp/Sealed Air Corp US 7 .250 02/15/31 52,486
40,000 Service Corp International/US 5 .750 10/15/32 40,582
45,000 (a) Sirius XM Radio LLC 4 .125 07/01/30 42,355
30,000 (a) Sirius XM Radio LLC 3 .875 09/01/31 27,219
200,000 (a) Sitios Latinoamerica SAB de CV 6 .000 11/25/29 206,614
60,000 (a) Six Flags Entertainment Corp / Six Flags Theme Parks Inc 6 .625 05/01/32 60,925
30,000 (a) SM Energy Co 6 .750 08/01/29 29,937
20,000 (a) Solstice Advanced Materials Inc 5 .625 09/30/33 20,016
40,000 (a) Standard Building Solutions Inc 6 .250 08/01/33 40,790
20,000 (a) Stonepeak Nile Parent LLC 7 .250 03/15/32 21,152
50,000 (a) Sunoco LP 7 .000 05/01/29 51,974
20,000 (a) Sunoco LP 5 .625 03/31/31 20,013
20,000 (a) Sunoco LP 5 .875 03/15/34 19,997
50,000 (a) Sunrise FinCo I BV 4 .875 07/15/31 47,633
60,000 Tenet Healthcare Corp 6 .125 10/01/28 60,077
75,000 Tenet Healthcare Corp 4 .375 01/15/30 73,198
59,000 Teva Pharmaceutical Finance Netherlands III BV 3 .150 10/01/26 58,093
105,000 T-Mobile USA Inc 5 .125 05/15/32 107,941
130,000 T-Mobile USA Inc 5 .300 05/15/35 132,970
30,000 T-Mobile USA Inc 5 .875 11/15/55 30,430
65,000 TotalEnergies Capital SA 5 .488 04/05/54 63,999
25,000 Transcanada Trust 5 .500 09/15/79 24,894
45,000 (a) TransDigm Inc 6 .875 12/15/30 46,720
40,000 (a) TransDigm Inc 6 .000 01/15/33 40,635
23,000 (a) Transocean International Ltd 8 .750 02/15/30 23,610
35,000 (a) Univision Communications Inc 4 .500 05/01/29 32,895
40,000 (a) USA Compression Partners LP / USA Compression Finance Corp 7 .125 03/15/29 41,314
20,000 (a) USA Compression Partners LP / USA Compression Finance Corp 6 .250 10/01/33 20,077
45,000 (a) Venture Global Calcasieu Pass LLC 4 .125 08/15/31 41,604
55,000 (a) Venture Global LNG Inc 9 .875 02/01/32 58,748
20,000 (a) Venture Global Plaquemines LNG LLC 6 .500 01/15/34 20,949
25,000 (a) Veritiv Operating Co 10 .500 11/30/30 26,017
215,000 Verizon Communications Inc 4 .780 02/15/35 210,663
45,000 (a) Viking Baked Goods Acquisition Corp 8 .625 11/01/31 45,151
30,000 (a) VistaJet Malta Finance PLC / Vista Management Holding Inc 6 .375 02/01/30 28,974
45,000 (a) Vmed O2 UK Financing I PLC 4 .750 07/15/31 41,647
40,000 Vodafone Group PLC 5 .125 06/04/81 32,266
40,000 (a) VZ Secured Financing BV 5 .000 01/15/32 36,341
30,000 Walmart Inc 2 .500 09/22/41 21,737
30,000 Walmart Inc 4 .500 04/15/53 26,880
20,000 (a) Wand NewCo 3 Inc 7 .625 01/30/32 20,903
35,000 Waste Management Inc 4 .950 03/15/35 35,544
20,000 (a) Wayfair LLC 7 .250 10/31/29 20,681
30,000 (a) WESCO Distribution Inc 7 .250 06/15/28 30,418
20,000 (a) WESCO Distribution Inc 6 .375 03/15/33 20,893
20,000 (a) WEX Inc 6 .500 03/15/33 20,453
40,000 Williams Cos Inc/The 5 .650 03/15/33 42,066
200,000 (a) Windfall Mining Group Inc / Groupe Minier Windfall Inc 5 .854 05/13/32 209,052
50,000 (a) Windsor Holdings III LLC 8 .500 06/15/30 52,784
20,000 (a) Windstream Services LLC 7 .500 10/15/33 19,964
25,000 (a) Windstream Services LLC / Windstream Escrow Finance Corp 8 .250 10/01/31 25,529
40,000 (a) Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6 .250 03/15/33 40,641
70,000 (a) ZF North America Capital Inc 6 .750 04/23/30 66,634
TOTAL INDUSTRIAL 11,753,602

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITY - 2.6%
$ 130,000 AEP Transmission Co LLC 5 .400% 03/15/53 $ 129,147
15,000 American Water Capital Corp 5 .700 09/01/55 15,247
70,000 Atmos Energy Corp 5 .000 12/15/54 65,132
25,000 (a) California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6 .375 02/15/32 25,259
40,000 (a) Clearway Energy Operating LLC 4 .750 03/15/28 39,776
35,000 CMS Energy Corp 6 .500 06/01/55 36,412
25,000 Commonwealth Edison Co 5 .950 06/01/55 26,653
35,000 Consolidated Edison Co of New York Inc 5 .500 03/15/55 34,933
20,000 (a) ContourGlobal Power Holdings SA 6 .750 02/28/30 20,600
55,000 Dominion Energy Inc 3 .300 04/15/41 41,941
35,000 Dominion Energy Inc 7 .000 06/01/54 38,231
50,000 Dominion Energy Inc 6 .625 05/15/55 52,130
40,000 DTE Electric Co 5 .400 04/01/53 39,792
60,000 Duke Energy Carolinas LLC 4 .250 12/15/41 53,256
55,000 Duke Energy Carolinas LLC 5 .400 01/15/54 54,660
50,000 Exelon Corp 6 .500 03/15/55 52,554
120,000 Florida Power & Light Co 4 .800 05/15/33 122,411
115,000 Georgia Power Co 2 .650 09/15/29 109,134
30,000 NiSource Inc 5 .850 04/01/55 30,611
65,000 NRG Energy Inc 5 .750 01/15/28 65,231
40,000 (a) NRG Energy Inc 6 .000 02/01/33 40,803
20,000 (a) NRG Energy Inc 6 .250 11/01/34 20,592
30,000 (a) Pattern Energy Operations LP / Pattern Energy Operations Inc 4 .500 08/15/28 29,251
50,000 PECO Energy Co 2 .800 06/15/50 32,534
50,000 Public Service Co of Colorado 4 .050 09/15/49 39,552
75,000 (a) Talen Energy Supply LLC 8 .625 06/01/30 79,585
40,000 (a) Talen Energy Supply LLC 6 .250 02/01/34 41,018
40,000 (a) Talen Energy Supply LLC 6 .500 02/01/36 41,428
40,000 (a) TerraForm Power Operating LLC 4 .750 01/15/30 38,372
30,000 (a) XPLR Infrastructure Operating Partners LP 8 .375 01/15/31 31,388
TOTAL UTILITY 1,447,633
TOTAL CORPORATE DEBT
(Cost $20,516,459) 20,883,963
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT RELATED - 3.4%
GOVERNMENT AGENCY - 1.9%
194,000 Aeropuerto Internacional de Tocumen SA 4 .000 08/11/41 160,904
200,000 (a) Corp Nacional del Cobre de Chile 6 .150 10/24/36 214,074
200,000 Indian Railway Finance Corp Ltd 3 .835 12/13/27 197,901
102,000 (a) OCP SA 5 .125 06/23/51 86,041
200,000 (a) Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 5 .450 05/21/28 205,345
225,000 (a) Petronas Capital Ltd 2 .480 01/28/32 202,243
TOTAL GOVERNMENT AGENCY 1,066,508
SOVEREIGN DEBT - 1.5%
204,000 Colombia Government International Bond 5 .000 06/15/45 156,162
250,000 (a) Hungary Government International Bond 2 .125 09/22/31 215,425
200,000 (a) Ivory Coast Government International Bond 6 .125 06/15/33 194,278
110,000 Republic of South Africa Government International Bond 6 .250 03/08/41 105,237
200,000 (a) Saudi Government International Bond 5 .000 01/16/34 205,530
TOTAL SOVEREIGN DEBT 876,632
TOTAL GOVERNMENT RELATED
(Cost $1,866,436) 1,943,140
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED - 42.3%
250,000 (a),(d) ARDN 2025-ARCP Mortgage Trust (TSFR1M + 2.000%) 6 .032 06/15/35 250,966
150,000 (a) Avis Budget Rental Car Funding AESOP LLC 6 .180 10/20/27 151,405
100,000 (a),(d) BAMLL Trust 2025-ASHF (TSFR1M + 2.350%) 6 .383 02/15/42 100,219
100,000 Barclays Commercial Mortgage Trust 2019-C4 3 .469 08/15/52 83,170

Portfolio of Investments October 31, 2025
(continued)
NCPB

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 250,000 (a),(d) BBCMS Trust 2015-SRCH 4 .957% 08/10/35 $ 236,436
150,000 (a),(d) BBCMS Trust 2018-CBM (TSFR1M + 1.297%) 5 .330 07/15/37 146,532
150,000 (d) Benchmark 2018-B1 Mortgage Trust 3 .878 01/15/51 145,977
200,000 (d) Benchmark 2018-B2 Mortgage Trust 4 .293 02/15/51 153,573
100,000 (d) Benchmark 2018-B3 Mortgage Trust 4 .553 04/10/51 86,820
250,000 Benchmark 2019-B14 Mortgage Trust 3 .493 12/15/62 209,067
100,000 (a),(d) BX Commercial Mortgage Trust 2024-BRBK (TSFR1M + 4.874%) 8 .906 10/15/41 100,440
150,000 (a),(d) BX Trust 2023-DELC (TSFR1M + 3.339%) 7 .371 05/15/38 150,754
100,000 (d) Cantor Commercial Real Estate Lending 2019-CF1 4 .352 05/15/52 84,744
100,000 (d) Citigroup Commercial Mortgage Trust 2015-GC29 3 .976 04/10/48 88,601
100,000 (d) Citigroup Commercial Mortgage Trust 2016-P3 4 .271 04/15/49 93,113
100,000 (d) Citigroup Commercial Mortgage Trust 2017-C4 4 .096 10/12/50 96,675
150,000 (d) COMM 2018-COR3 Mortgage Trust 4 .516 05/10/51 128,004
50,000 (a),(d) Connecticut Avenue Securities Trust 2022-R03 (SOFR30A +
9.850%)
14 .823 03/25/42 55,386
305,000 (a),(d) Connecticut Avenue Securities Trust 2023-R04 (SOFR30A +
3.550%)
7 .733 05/25/43 321,761
25,000 (a),(d) Connecticut Avenue Securities Trust 2023-R05 (SOFR30A +
3.100%)
7 .456 06/25/43 26,067
185,000 (a),(d) Connecticut Avenue Securities Trust 2023-R05 (SOFR30A +
4.750%)
8 .933 06/25/43 199,069
150,000 CSAIL 2019-C17 Commercial Mortgage Trust 3 .278 09/15/52 135,672
92,500 (a) DB Master Finance LLC 4 .030 11/20/47 91,662
100,000 (a),(c) DB Master Finance LLC 4 .891 08/20/55 100,254
198,625 DBJPM 2016-C3 Mortgage Trust 2 .632 08/10/49 196,839
150,000 (a),(d) DBSG 2024-ALTA Mortgage Trust 6 .595 06/10/37 152,400
350,000 (a) Domino's Pizza Master Issuer LLC 4 .930 07/25/55 352,008
99,174 (a),(d) ELP Commercial Mortgage Trust 2021-ELP (TSFR1M + 2.233%) 6 .266 11/15/38 99,109
100,000 (a),(d) EQT Trust 2024-EXTR 5 .331 07/05/41 102,383
397,591 Fannie Mae Pool FN MA4512 2 .500 01/01/52 339,237
170,960 Fannie Mae Pool FN MA4548 2 .500 02/01/52 145,885
112,253 Fannie Mae Pool FN MA4578 2 .500 04/01/52 95,812
157,947 Fannie Mae Pool FN MA4579 3 .000 04/01/52 140,873
340,446 Fannie Mae Pool FN FS1533 3 .000 04/01/52 305,381
78,637 Fannie Mae Pool FN FS7299 3 .000 05/01/52 70,518
573,204 Fannie Mae Pool FN MA4600 3 .500 05/01/52 529,353
646,194 Fannie Mae Pool FN MA4684 4 .500 06/01/52 632,824
629,036 Fannie Mae Pool FN MA4700 4 .000 08/01/52 599,716
146,119 Fannie Mae Pool FN MA4737 5 .000 08/01/52 146,084
514,215 Fannie Mae Pool FN MA4733 4 .500 09/01/52 503,522
593,428 Fannie Mae Pool FN MA4783 4 .000 10/01/52 565,789
94,292 Fannie Mae Pool FN MA4784 4 .500 10/01/52 92,390
257,013 Fannie Mae Pool FN MA4785 5 .000 10/01/52 257,349
54,839 Fannie Mae Pool FN MA4804 4 .000 11/01/52 52,319
473,247 Fannie Mae Pool FN MA4805 4 .500 11/01/52 463,260
566,810 Fannie Mae Pool FN MA4978 5 .000 04/01/53 566,499
421,568 Fannie Mae Pool FN MA5039 5 .500 06/01/53 427,364
142,882 Fannie Mae Pool FN MA5089 4 .000 07/01/53 135,894
348,539 Fannie Mae Pool FN MA5106 5 .000 08/01/53 348,079
200,850 Fannie Mae Pool FN MA5107 5 .500 08/01/53 202,952
738,160 Fannie Mae Pool FN MA5165 5 .500 10/01/53 747,869
83,754 Fannie Mae Pool FN MA5247 6 .000 01/01/54 85,754
1,111,389 Fannie Mae Pool FN FA0197 4 .000 02/01/54 1,058,984
274,215 Fannie Mae Pool FN MA5295 6 .000 03/01/54 280,911
596,111 Fannie Mae Pool FN MA5331 5 .500 04/01/54 603,040
580,862 Fannie Mae Pool FN MA5353 5 .500 05/01/54 587,614
23,561 Fannie Mae Pool FN MA5389 6 .000 06/01/54 24,100
90,218 Fannie Mae Pool FN MA5497 5 .500 10/01/54 91,199
56,671 Fannie Mae REMICS 3 .500 04/25/52 44,680
68,880 (a),(d) Flagstar Mortgage Trust 2021-5INV 2 .500 07/25/51 57,253
406,212 Freddie Mac Pool FR RA6766 2 .500 02/01/52 350,331
561,944 Freddie Mac Pool FR SD8213 3 .000 05/01/52 499,863

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 208,831 Freddie Mac Pool FR SD8220 3 .000% 06/01/52 $ 185,243
688,600 Freddie Mac Pool FR SD8231 4 .500 07/01/52 673,602
441,467 Freddie Mac Pool FR SD8329 5 .000 06/01/53 441,111
25,978 Freddie Mac Pool FR SD4999 5 .000 08/01/53 25,957
27,719 Freddie Mac REMICS 2 .000 09/25/50 19,260
185,000 (a),(d) Freddie Mac STACR REMIC Trust 2022-DNA3 (SOFR30A +
5.650%)
8 .647 04/25/42 196,365
185,000 (a),(d) Freddie Mac STACR REMIC Trust 2022-DNA6 (SOFR30A +
3.700%)
7 .883 09/25/42 194,051
60,000 (a),(d) Freddie Mac STACR REMIC Trust 2022-HQA2 (SOFR30A +
4.000%)
8 .183 07/25/42 63,075
150,000 (a) Frontier Issuer LLC 6 .600 08/20/53 151,926
47,646 Ginnie Mae II Pool G2 MA7419 3 .000 06/20/51 42,866
114,095 Ginnie Mae II Pool G2 MA7768 3 .000 12/20/51 102,588
200,912 Ginnie Mae II Pool G2 MA7989 3 .500 04/20/52 184,973
259,448 Ginnie Mae II Pool G2 MA8149 3 .500 07/20/52 239,748
384,753 Ginnie Mae II Pool G2 MA8267 4 .000 09/20/52 366,896
181,058 Ginnie Mae II Pool G2 MA8489 4 .500 12/20/52 177,898
53,148 Ginnie Mae II Pool G2 MA8724 4 .500 03/20/53 52,196
250,000 (d) GS Mortgage Securities Trust 2017-GS5 3 .826 03/10/50 239,652
100,000 GS Mortgage Securities Trust 2017-GS7 4 .236 08/10/50 86,937
92,981 (a),(d) GS Mortgage-Backed Securities Trust 2022-LTV2 4 .359 12/25/52 84,417
150,000 (a) Hertz Vehicle Financing III LP 2 .520 12/27/27 146,200
150,000 (a),(d) Houston Galleria Mall Trust 2025-HGLR 5 .462 02/05/45 156,063
185,000 (a),(d) HTL Commercial Mortgage Trust 2024-T53 6 .555 05/10/39 188,009
250,000 (a),(d) IP 2025-IP Mortgage Trust 5 .425 06/10/42 254,155
179,102 (a),(d) J.P. Morgan Mortgage Trust 2021-INV5 3 .186 12/25/51 151,886
181,571 (a),(d) J.P. Morgan Mortgage Trust 2021-INV8 3 .280 05/25/52 152,412
99,139 (a),(d) J.P. Morgan Mortgage Trust 2022-6 3 .000 11/25/52 86,066
70,476 (a),(d) JP Morgan Mortgage Trust 2017-5 4 .963 10/26/48 70,555
71,796 (a),(d) JP Morgan Mortgage Trust 2021-11 2 .500 01/25/52 59,678
71,214 (a),(d) JP Morgan Mortgage Trust 2021-7 2 .500 11/25/51 59,221
180,019 (a),(d) JP Morgan Mortgage Trust 2021-INV4 3 .208 01/25/52 147,297
180,278 (a),(d) JP Morgan Mortgage Trust 2021-INV6 3 .344 04/25/52 149,119
44,466 (a),(d) JP Morgan Mortgage Trust 2022-LTV1 3 .250 07/25/52 40,017
73,423 (a),(d) JP Morgan Mortgage Trust Series 2024-3 3 .000 05/25/54 63,692
150,000 JPMDB Commercial Mortgage Securities Trust 2017-C5 3 .694 03/15/50 147,847
100,000 (d) JPMDB Commercial Mortgage Securities Trust 2017-C5 3 .858 03/15/50 92,042
100,000 JPMDB Commercial Mortgage Securities Trust 2017-C7 3 .985 10/15/50 93,456
250,000 (a),(d) Magnetite XXIII Ltd (TSFR3M + 3.312%) 7 .170 01/25/35 251,427
82,039 (a),(d) Morgan Stanley Residential Mortgage Loan Trust 2023-1 4 .000 02/25/53 75,996
100,000 (a),(d) MTN Commercial Mortgage Trust 2022-LPFL (TSFR1M + 2.394%) 3 .673 03/15/39 100,230
132,241 (a) MVW 2021-1W LLC 1 .940 01/22/41 126,842
175,000 (a) One Bryant Park Trust 2019-OBP 2 .516 09/15/54 161,639
200,000 (a) Onemain Financial Issuance Trust 2025-1 5 .200 07/14/38 202,560
205,255 (a),(d) Sequoia Mortgage Trust 2020-1 3 .852 02/25/50 164,819
100,000 (a) Sierra Receivables Funding Co 4 .640 08/22/44 100,017
239,575 (a) Sierra Timeshare 2024-3 Receivables Funding LLC 4 .980 08/20/41 240,410
148,875 (a) Subway Funding LLC 6 .028 07/30/54 150,813
150,000 (a),(c),(d) SYCA Commercial Mortgage Trust 2025-WAG 5 .694 11/10/30 149,737
147,375 (a) Taco Bell Funding LLC 2 .294 08/25/51 136,901
250,000 (a) Taco Bell Funding LLC 4 .821 08/25/55 249,179
150,000 (a),(d) TX Trust 2024-HOU (TSFR1M + 1.591%) 5 .624 06/15/39 149,693
100,000 (d) UBS Commercial Mortgage Trust 2018-C11 4 .713 06/15/51 94,707
114,000 (d) UBS Commercial Mortgage Trust 2018-C13 4 .585 10/15/51 111,316
100,000 (a) Uniti Fiber Abs Issuer LLC 5 .177 01/20/56 100,594
150,000 (a),(d) WCORE Commercial Mortgage Trust 2024-CORE (TSFR1M +
1.842%)
5 .874 11/15/41 150,337
150,000 (d) Wells Fargo Commercial Mortgage Trust 2024-C63 5 .820 08/15/57 156,994
184,451 (a) Wendy's Funding LLC 3 .884 03/15/48 182,018

Portfolio of Investments October 31, 2025
(continued)
NCPB

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 100,000 (a) Westlake Automobile Receivables Trust 2025-2 4 .850% 01/15/31 $ 100,461
TOTAL SECURITIZED
(Cost $23,536,921) 23,934,970
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY - 15.9%
160,000 United States Treasury Note/Bond 4 .125 02/29/32 162,550
197,000 United States Treasury Note/Bond 4 .125 05/31/32 199,970
198,000 United States Treasury Note/Bond 4 .125 07/31/32 199,431
200,000 United States Treasury Note/Bond 3 .750 10/31/32 198,313
1,411,000 United States Treasury Note/Bond 4 .250 08/15/35 1,428,637
333,000 United States Treasury Note/Bond 4 .125 08/15/44 311,680
2,652,000 United States Treasury Note/Bond 4 .625 11/15/44 2,648,789
160,000 United States Treasury Note/Bond 4 .750 02/15/45 162,225
440,000 United States Treasury Note/Bond 5 .000 05/15/45 460,487
395,000 United States Treasury Note/Bond 4 .750 08/15/45 406,850
2,421,000 United States Treasury Note/Bond 4 .750 05/15/55 2,452,776
350,000 United States Treasury Note/Bond 4 .750 08/15/55 354,758
TOTAL U.S. TREASURY
(Cost $8,857,920) 8,986,466
TOTAL LONG-TERM INVESTMENTS
(Cost $54,777,736) 55,748,539
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.4%
CORPORATE DEBT - 0.4%
INDUSTRIAL - 0.4%
95,000 Ford Motor Credit Co LLC 6 .950 03/06/26 95,559
100,000 MPLX LP 1 .750 03/01/26 99,158
TOTAL INDUSTRIAL 194,717
TOTAL CORPORATE DEBT
(Cost $194,181) 194,717
TOTAL SHORT-TERM INVESTMENTS
(Cost $194,181) 194,717
TOTAL INVESTMENTS - 98.9%
(Cost $54,971,917) 55,943,256
OTHER ASSETS & LIABILITIES, NET - 1.1% 612,526
NET ASSETS - 100% $ 56,555,782
SOFR
30A 30 Day Average Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $17,734,650 or 31.7% of Total Investments.
(b) Perpetual security. Maturity date is not applicable.
(c) When-issued or delayed delivery security.
(d) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
NCPB
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Debt $ – $ 20,883,963 $ – $ 20,883,963
Government Related – 1,943,140 – 1,943,140
Securitized – 23,934,970 – 23,934,970
U.S. Treasury – 8,986,466 – 8,986,466
Short-Term Investments:
Corporate Debt – 194,717 – 194,717
Total $ – $ 55,943,256 $ – $ 55,943,256
a

Portfolio of Investments October 31, 2025
NUAG
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.6%
CORPORATE DEBT - 29.7%
FINANCIALS - 10.0%
$ 18,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.450% 10/29/26 $ 17,723
5,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625 10/15/27 5,037
1,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.000 10/29/28 966
200,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.150 09/30/30 214,069
38,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.300 01/30/32 35,068
10,000 Aetna Inc 6.750 12/15/37 11,083
4,000 Aetna Inc 4.500 05/15/42 3,452
10,000 Aetna Inc 4.750 03/15/44 8,673
10,000 Affiliated Managers Group Inc 3.300 06/15/30 9,507
7,000 Air Lease Corp 2.200 01/15/27 6,824
8,000 Air Lease Corp 3.625 04/01/27 7,881
22,000 (a) Air Lease Corp 3.250 10/01/29 20,934
30,000 Air Lease Corp 3.000 02/01/30 27,980
23,000 Alexandria Real Estate Equities Inc 3.550 03/15/52 15,758
50,000 Allstate Corp/The 5.250 03/30/33 51,872
68,000 Ally Financial Inc 2.200 11/02/28 63,498
11,000 Ally Financial Inc 8.000 11/01/31 12,523
20,000 American Express Co 5.442 01/30/36 20,816
10,000 American Financial Group Inc/OH 4.500 06/15/47 8,523
50,000 American International Group Inc 4.750 04/01/48 44,960
19,000 Aon Corp 2.800 05/15/30 17,864
1,000 Aon Corp / Aon Global Holdings PLC 2.600 12/02/31 899
55,000 Aon Corp / Aon Global Holdings PLC 5.350 02/28/33 57,280
100,000 Aon North America Inc 5.750 03/01/54 100,991
30,000 (b) Apollo Debt Solutions BDC 5.875 08/30/30 30,342
30,000 Ares Capital Corp 7.000 01/15/27 30,811
50,000 Ares Capital Corp 5.500 09/01/30 50,388
10,000 Ares Capital Corp 5.100 01/15/31 9,860
20,000 Ares Management Corp 5.600 10/11/54 19,106
50,000 Ares Strategic Income Fund 5.600 02/15/30 50,335
50,000 Arthur J Gallagher & Co 5.150 02/15/35 50,485
30,000 Arthur J Gallagher & Co 6.750 02/15/54 33,792
100,000 Arthur J Gallagher & Co 5.750 07/15/54 100,099
7,000 Assurant Inc 3.700 02/22/30 6,791
10,000 Assurant Inc 2.650 01/15/32 8,794
1,000 Athene Holding Ltd 6.150 04/03/30 1,061
30,000 Athene Holding Ltd 6.250 04/01/54 29,875
7,000 AXIS Specialty Finance PLC 4.000 12/06/27 6,958
40,000 Bain Capital Specialty Finance Inc 5.950 03/15/30 39,868
44,000 Banco Santander SA 2.749 12/03/30 39,928
100,000 Banco Santander SA 6.938 11/07/33 114,623
50,000 Bank of America Corp 5.518 10/25/35 51,261
50,000 Bank of Montreal 4.350 09/22/31 49,824
7,000 Bank of Nova Scotia/The 3.625 10/27/81 6,741
21,000 BankUnited Inc 5.125 06/11/30 20,918
43,000 Barclays PLC 5.088 06/20/30 43,669
24,000 Barclays PLC 3.811 03/10/42 19,321
14,000 Blackstone Private Credit Fund 2.625 12/15/26 13,694
20,000 (a) Blackstone Private Credit Fund 4.000 01/15/29 19,432
20,000 Blackstone Private Credit Fund 5.950 07/16/29 20,444
60,000 Blackstone Private Credit Fund 6.250 01/25/31 62,224
16,000 Blackstone Secured Lending Fund 2.125 02/15/27 15,472
20,000 Blackstone Secured Lending Fund 5.350 04/13/28 20,215
10,000 Blackstone Secured Lending Fund 5.300 06/30/30 9,998
1,000 Blue Owl Capital Corp 2.625 01/15/27 974
50,000 Blue Owl Capital Corp 3.125 04/13/27 48,717
10,000 Blue Owl Capital Corp 6.200 07/15/30 10,221
14,000 Blue Owl Credit Income Corp 4.700 02/08/27 13,947
100,000 Blue Owl Credit Income Corp 5.800 03/15/30 100,538

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIALS (continued)
$ 30,000 Boston Properties LP 6.500% 01/15/34 $ 32,315
14,000 (a) Brighthouse Financial Inc 5.625 05/15/30 14,298
50,000 Brighthouse Financial Inc 4.700 06/22/47 39,198
100,000 Brookfield Finance I UK Plc / Brookfield Finance Inc 2.340 01/30/32 87,221
24,000 Brown & Brown Inc 2.375 03/15/31 21,379
8,000 Capital One Financial Corp 4.100 02/09/27 7,987
6,000 Capital One Financial Corp 1.878 11/02/27 5,858
44,000 Capital One Financial Corp 3.800 01/31/28 43,683
21,000 Capital One Financial Corp 4.927 05/10/28 21,202
7,000 Capital One Financial Corp 3.273 03/01/30 6,757
200,000 (a) Capital One Financial Corp 7.624 10/30/31 225,562
46,000 Capital One Financial Corp 2.359 07/29/32 39,928
31,000 Capital One Financial Corp 5.268 05/10/33 31,652
10,000 Capital One Financial Corp 7.964 11/02/34 11,796
10,000 Centene Corp 3.000 10/15/30 8,921
50,000 Centene Corp 2.500 03/01/31 43,029
25,000 Charles Schwab Corp/The 5.643 05/19/29 25,937
220,000 Citigroup Inc 5.827 02/13/35 228,629
30,000 Citigroup Inc 6.020 01/24/36 31,386
10,000 Citigroup Inc 5.300 05/06/44 9,746
12,000 Citizens Financial Group Inc 2.500 02/06/30 11,043
50,000 Citizens Financial Group Inc 5.253 03/05/31 51,155
8,000 CNA Financial Corp 3.900 05/01/29 7,899
8,000 CNO Financial Group Inc 5.250 05/30/29 8,128
100,000 Comerica Bank 5.332 08/25/33 100,429
46,000 Corebridge Financial Inc 3.850 04/05/29 45,350
50,000 Corebridge Financial Inc 4.400 04/05/52 41,313
4,000 Deutsche Bank AG/New York NY 2.311 11/16/27 3,920
81,000 Deutsche Bank AG/New York NY 3.547 09/18/31 76,904
80,000 Deutsche Bank AG/New York NY 7.079 02/10/34 87,695
50,000 Elevance Health Inc 4.550 03/01/48 42,882
40,000 (a) Elevance Health Inc 5.650 06/15/54 39,398
10,000 Enact Holdings Inc 6.250 05/28/29 10,466
13,000 Enstar Group Ltd 3.100 09/01/31 11,649
11,000 Equitable Holdings Inc 4.350 04/20/28 11,031
25,000 Essex Portfolio LP 5.375 04/01/35 25,866
50,000 Everest Reinsurance Holdings Inc 4.868 06/01/44 45,605
10,000 Everest Reinsurance Holdings Inc 3.500 10/15/50 7,066
24,000 Fairfax Financial Holdings Ltd 4.625 04/29/30 24,094
10,000 Fairfax Financial Holdings Ltd 6.100 03/15/55 10,311
21,000 Fidelity National Financial Inc 3.400 06/15/30 19,955
10,000 Fidelity National Financial Inc 3.200 09/17/51 6,440
2,000 Fifth Third Bancorp 1.707 11/01/27 1,949
13,000 Fifth Third Bancorp 3.950 03/14/28 12,940
40,000 Fifth Third Bancorp 6.361 10/27/28 41,584
11,000 First American Financial Corp 2.400 08/15/31 9,576
30,000 First American Financial Corp 5.450 09/30/34 30,203
10,000 First Horizon Bank 5.750 05/01/30 10,340
10,000 First-Citizens Bank & Trust Co 6.125 03/09/28 10,355
11,000 FS KKR Capital Corp 3.250 07/15/27 10,562
20,000 FS KKR Capital Corp 6.125 01/15/31 19,642
16,000 GATX Corp 4.550 11/07/28 16,083
30,000 GATX Corp 6.050 03/15/34 32,089
50,000 GATX Corp 4.500 03/30/45 41,977
10,000 Goldman Sachs BDC Inc 2.875 01/15/26 9,954
50,000 Goldman Sachs Group Inc/The 5.016 10/23/35 50,339
91,000 Goldman Sachs Group Inc/The 6.450 05/01/36 99,950
50,000 Goldman Sachs Group Inc/The 5.150 05/22/45 47,487
33,000 Golub Capital BDC Inc 2.050 02/15/27 31,836
20,000 Golub Capital Private Credit Fund 5.875 05/01/30 20,318
20,000 HA Sustainable Infrastructure Capital Inc 6.375 07/01/34 20,205
12,000 Hartford Insurance Group Inc/The 2.800 08/19/29 11,410

Portfolio of Investments October 31, 2025
(continued)
NUAG

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIALS (continued)
$ 60,000 Hartford Insurance Group Inc/The 4.300% 04/15/43 $ 52,412
20,000 Hartford Insurance Group Inc/The 2.900 09/15/51 13,052
20,000 Hercules Capital Inc 3.375 01/20/27 19,615
56,000 HSBC Holdings PLC 6.800 06/01/38 62,480
50,000 Humana Inc 6.000 05/01/55 49,586
112,000 Huntington Bancshares Inc/OH 2.550 02/04/30 103,783
10,000 Independent Bank Corp 7.250 04/01/35 10,359
8,000 Jackson Financial Inc 5.170 06/08/27 8,076
10,000 Jefferies Financial Group Inc 5.875 07/21/28 10,342
19,000 (a) Jefferies Financial Group Inc 4.150 01/23/30 18,612
50,000 Jefferies Financial Group Inc 2.750 10/15/32 43,213
20,000 Jefferies Financial Group Inc 6.500 01/20/43 20,969
42,000 Kemper Corp 3.800 02/23/32 38,817
27,000 KeyCorp 2.550 10/01/29 25,330
50,000 (a) KeyCorp 5.121 04/04/31 51,231
12,000 Kimco Realty OP LLC 4.250 04/01/45 10,262
21,000 Lazard Group LLC 4.500 09/19/28 21,100
10,000 Lazard Group LLC 6.000 03/15/31 10,569
16,000 Lincoln National Corp 3.625 12/12/26 15,898
10,000 Lincoln National Corp 6.300 10/09/37 10,752
200,000 Lloyds Banking Group PLC 3.369 12/14/46 148,639
50,000 LPL Holdings Inc 5.150 06/15/30 50,912
12,000 Markel Group Inc 3.350 09/17/29 11,545
20,000 Markel Group Inc 6.000 05/16/54 20,603
20,000 Marsh & McLennan Cos Inc 5.000 03/15/35 20,290
100,000 MetLife Inc 6.350 03/15/55 106,025
42,000 Morgan Stanley 3.950 04/23/27 41,900
50,000 (a) Morgan Stanley 5.587 01/18/36 52,364
1,000 Morgan Stanley 2.484 09/16/36 873
53,000 Nasdaq Inc 5.550 02/15/34 55,600
11,000 NNN REIT Inc 3.000 04/15/52 7,003
43,000 Nomura Holdings Inc 5.386 07/06/27 43,760
4,000 Nomura Holdings Inc 2.710 01/22/29 3,808
12,000 Nomura Holdings Inc 3.103 01/16/30 11,358
1,000 Nomura Holdings Inc 2.679 07/16/30 921
100,000 Nomura Holdings Inc 6.181 01/18/33 108,368
10,000 Oaktree Specialty Lending Corp 2.700 01/15/27 9,699
10,000 (a) Oaktree Strategic Credit Fund 6.500 07/23/29 10,281
10,000 (b) Oaktree Strategic Credit Fund 6.190 07/15/30 10,081
10,000 Old Republic International Corp 3.850 06/11/51 7,351
10,000 ORIX Corp 4.000 04/13/32 9,711
30,000 PartnerRe Finance B LLC 4.500 10/01/50 28,511
30,000 PNC Financial Services Group Inc/The 5.575 01/29/36 31,351
7,000 Prudential Financial Inc 5.700 09/15/48 7,083
41,000 Prudential Financial Inc 3.700 10/01/50 38,193
10,000 Regions Bank/Birmingham AL 6.450 06/26/37 10,924
34,000 Regions Financial Corp 1.800 08/12/28 31,866
50,000 RenaissanceRe Holdings Ltd 5.800 04/01/35 52,366
10,000 Royal Bank of Canada 6.350 11/24/84 9,878
20,000 Sabra Health Care LP 3.200 12/01/31 18,154
7,000 Santander Holdings USA Inc 3.244 10/05/26 6,946
70,000 Santander Holdings USA Inc 4.400 07/13/27 70,084
1,000 Santander Holdings USA Inc 2.490 01/06/28 976
30,000 Santander UK Group Holdings PLC 2.469 01/11/28 29,354
20,000 (a),(b) Sixth Street Lending Partners 6.125 07/15/30 20,556
60,000 Stewart Information Services Corp 3.600 11/15/31 53,612
12,000 Stifel Financial Corp 4.000 05/15/30 11,746
50,000 Synchrony Financial 5.935 08/02/30 51,724
10,000 Synovus Financial Corp 6.168 11/01/30 10,344
50,000 Unum Group 4.500 12/15/49 41,026
10,000 Ventas Realty LP 5.000 01/15/35 10,027
30,000 Ventas Realty LP 4.875 04/15/49 26,633

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIALS (continued)
$ 15,000 W R Berkley Corp 4.000% 05/12/50 $ 11,847
50,000 W R Berkley Corp 3.550 03/30/52 36,009
10,000 Webster Financial Corp 4.100 03/25/29 9,811
100,000 Wells Fargo & Co 5.950 12/15/36 104,529
200,000 Wells Fargo & Co 4.650 11/04/44 177,445
30,000 Welltower OP LLC 3.850 06/15/32 28,929
10,000 Western Alliance Bancorp 3.000 06/15/31 9,590
27,000 Westpac Banking Corp 2.668 11/15/35 24,336
14,000 Willis North America Inc 4.500 09/15/28 14,098
70,000 Willis North America Inc 5.050 09/15/48 63,969
TOTAL FINANCIALS 6,438,256
INDUSTRIAL - 9.5%
10,000 Adventist Health System/West 3.630 03/01/49 7,062
10,000 Albemarle Corp 5.650 06/01/52 8,861
34,000 Altria Group Inc 5.800 02/14/39 35,015
50,000 Altria Group Inc 4.450 05/06/50 40,492
48,000 (a) Amgen Inc 3.150 02/21/40 37,916
6,000 Amgen Inc 5.150 11/15/41 5,836
1,000 Amgen Inc 3.000 01/15/52 664
11,000 Amgen Inc 4.200 02/22/52 8,855
100,000 Amgen Inc 2.770 09/01/53 60,791
10,000 AngloGold Ashanti Holdings PLC 3.750 10/01/30 9,574
60,000 (b) APA Corp 6.000 01/15/37 59,536
50,000 (b) APA Corp 5.350 07/01/49 41,521
10,000 Aptiv Swiss Holdings Ltd 5.400 03/15/49 9,255
13,000 Aptiv Swiss Holdings Ltd 3.100 12/01/51 8,466
57,000 AT&T Inc 4.850 03/01/39 54,558
100,000 AT&T Inc 6.000 08/15/40 105,019
90,000 AT&T Inc 3.500 06/01/41 71,209
10,000 AT&T Inc 5.700 03/01/57 9,863
40,000 AT&T Inc 3.500 02/01/61 26,348
11,000 Barrick North America Finance LLC 5.700 05/30/41 11,328
20,000 BAT Capital Corp 7.079 08/02/43 22,546
50,000 BAT Capital Corp 3.984 09/25/50 37,256
20,000 Baxter International Inc 3.500 08/15/46 14,467
23,000 Becton Dickinson & Co 4.685 12/15/44 20,642
20,000 Berry Global Inc 5.650 01/15/34 20,891
34,000 Biogen Inc 5.200 09/15/45 31,550
65,000 Boeing Co/The 5.705 05/01/40 66,279
20,000 Boeing Co/The 3.500 03/01/45 14,515
70,000 Boeing Co/The 3.900 05/01/49 52,771
10,000 Boeing Co/The 3.825 03/01/59 7,042
50,000 (a) Booz Allen Hamilton Inc 5.950 04/15/35 51,786
8,000 BorgWarner Inc 4.375 03/15/45 6,833
22,000 Canadian Natural Resources Ltd 6.750 02/01/39 24,276
10,000 Canadian Pacific Railway Co 4.800 09/15/35 9,915
14,000 Canadian Pacific Railway Co 4.700 05/01/48 12,536
30,000 Canadian Pacific Railway Co 4.200 11/15/69 23,023
10,000 Cardinal Health Inc 4.500 11/15/44 8,628
6,000 Carrier Global Corp 3.577 04/05/50 4,525
10,000 Carrier Global Corp 6.200 03/15/54 11,029
50,000 Celulosa Arauco y Constitucion SA 5.500 11/02/47 46,231
5,000 Cenovus Energy Inc 5.250 06/15/37 4,878
10,000 CF Industries Inc 5.375 03/15/44 9,616
1,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
3.500 03/01/42 708
100,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
6.484 10/23/45 96,605
54,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
5.375 05/01/47 45,816
50,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
5.125 07/01/49 40,310

Portfolio of Investments October 31, 2025
(continued)
NUAG

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 21,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
5.250% 04/01/53 $ 17,097
50,000 Cigna Group/The 6.125 11/15/41 52,937
33,000 Cigna Group/The 4.900 12/15/48 29,759
11,000 Conagra Brands Inc 5.300 11/01/38 10,584
10,000 Constellation Brands Inc 5.250 11/15/48 9,372
10,000 Continental Resources Inc/OK 4.900 06/01/44 8,082
10,000 Corning Inc 3.900 11/15/49 7,899
50,000 Corning Inc 5.850 11/15/68 49,535
10,000 Crown Castle Inc 4.750 05/15/47 8,789
28,000 (a) CVS Health Corp 4.780 03/25/38 26,308
100,000 CVS Health Corp 5.050 03/25/48 89,414
20,000 CVS Health Corp 6.000 06/01/63 19,764
20,000 Dell International LLC / EMC Corp 8.100 07/15/36 24,272
10,000 Dell International LLC / EMC Corp 8.350 07/15/46 12,937
19,000 Devon Energy Corp 5.600 07/15/41 18,301
36,000 Diamondback Energy Inc 4.250 03/15/52 28,360
50,000 Discovery Communications LLC 5.300 05/15/49 34,985
7,000 Dollar General Corp 4.125 04/03/50 5,529
11,000 Dollar Tree Inc 3.375 12/01/51 7,514
12,000 Dow Chemical Co/The 4.250 10/01/34 11,040
8,000 Dow Chemical Co/The 5.250 11/15/41 7,305
10,000 Dow Chemical Co/The 5.550 11/30/48 9,070
10,000 Dow Chemical Co/The 5.600 02/15/54 8,980
20,000 Dow Chemical Co/The 5.950 03/15/55 18,930
5,000 DuPont de Nemours Inc 5.319 11/15/38 5,286
50,000 (a) Eastern Energy Gas Holdings LLC 5.800 01/15/35 52,733
6,000 Eastman Chemical Co 4.800 09/01/42 5,301
10,000 Eastman Chemical Co 4.650 10/15/44 8,584
20,000 Enbridge Inc 8.500 01/15/84 22,995
100,000 Energy Transfer LP 6.400 12/01/30 108,220
22,000 Energy Transfer LP 5.800 06/15/38 22,452
10,000 Energy Transfer LP 5.150 02/01/43 9,051
22,000 Energy Transfer LP 5.000 05/15/44 19,429
22,000 Equifax Inc 2.350 09/15/31 19,447
20,000 FactSet Research Systems Inc 3.450 03/01/32 18,469
10,000 (b) FedEx Corp 4.900 01/15/34 9,960
20,000 (b) FedEx Corp 3.250 05/15/41 14,961
20,000 FedEx Corp 4.750 11/15/45 17,308
14,000 (b) FedEx Corp 4.050 02/15/48 10,810
50,000 FedEx Corp 4.050 02/15/48 38,607
41,000 Fidelity National Information Services Inc 1.650 03/01/28 38,549
50,000 Fidelity National Information Services Inc 4.750 05/15/48 43,076
37,000 Fiserv Inc 2.250 06/01/27 35,777
40,000 Fiserv Inc 5.625 08/21/33 41,229
40,000 Fiserv Inc 5.450 03/15/34 40,598
10,000 Flowserve Corp 3.500 10/01/30 9,524
10,000 Ford Motor Co 7.400 11/01/46 10,873
10,000 Ford Motor Co 5.291 12/08/46 8,457
10,000 Freeport-McMoRan Inc 5.400 11/14/34 10,315
12,000 General Mills Inc 4.550 04/17/38 11,214
10,000 General Mills Inc 5.400 06/15/40 10,063
42,000 General Motors Co 6.600 04/01/36 45,645
50,000 General Motors Co 6.250 10/02/43 51,087
6,000 Global Payments Inc 4.950 08/15/27 6,057
6,000 Global Payments Inc 4.450 06/01/28 6,003
25,000 (a) Global Payments Inc 2.900 05/15/30 23,069
41,000 Global Payments Inc 2.900 11/15/31 36,463
9,000 Halliburton Co 4.500 11/15/41 7,931
18,000 Halliburton Co 4.750 08/01/43 16,109
30,000 Hasbro Inc 5.100 05/15/44 26,746
60,000 HCA Inc 4.375 03/15/42 51,759

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 10,000 HCA Inc 3.500% 07/15/51 $ 6,926
20,000 HCA Inc 6.000 04/01/54 20,275
14,000 Hewlett Packard Enterprise Co 6.200 10/15/35 15,119
10,000 Hewlett Packard Enterprise Co 6.350 10/15/45 10,423
20,000 Hexcel Corp 5.875 02/26/35 20,927
130,000 Intel Corp 3.250 11/15/49 86,620
30,000 Intel Corp 5.700 02/10/53 28,842
50,000 International Paper Co 5.000 09/15/35 50,122
18,000 International Paper Co 4.800 06/15/44 16,148
10,000 International Paper Co 5.150 05/15/46 9,349
7,000 International Paper Co 4.400 08/15/47 5,852
30,000 JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 6.500 12/01/52 31,119
12,000 Johnson Controls International plc 4.950 07/02/64 10,559
20,000 Keurig Dr Pepper Inc 4.420 12/15/46 16,372
13,000 Keurig Dr Pepper Inc 4.500 04/15/52 10,619
20,000 Kinder Morgan Energy Partners LP 7.500 11/15/40 23,614
41,000 Kinder Morgan Energy Partners LP 6.375 03/01/41 43,800
11,000 Kinder Morgan Inc 3.600 02/15/51 7,781
50,000 Kraft Heinz Foods Co 5.000 06/04/42 46,138
24,000 Kraft Heinz Foods Co 5.500 06/01/50 22,764
74,000 Kroger Co/The 5.400 01/15/49 72,035
50,000 Kyndryl Holdings Inc 4.100 10/15/41 40,177
10,000 L3Harris Technologies Inc 5.054 04/27/45 9,613
12,000 Leggett & Platt Inc 3.500 11/15/51 7,909
100,000 Lowe's Cos Inc 5.000 04/15/40 97,026
9,000 Lowe's Cos Inc 4.050 05/03/47 7,225
41,000 Lowe's Cos Inc 4.250 04/01/52 32,835
29,000 LYB International Finance BV 5.250 07/15/43 25,851
10,000 LYB International Finance III LLC 3.800 10/01/60 6,425
11,000 Marathon Petroleum Corp 6.500 03/01/41 11,820
1,000 Martin Marietta Materials Inc 3.200 07/15/51 689
20,000 (a) Masco Corp 4.500 05/15/47 17,029
55,000 McDonald's Corp 4.700 12/09/35 54,590
30,000 MDC Holdings Inc 6.000 01/15/43 28,268
33,000 MDC Holdings Inc 3.966 08/06/61 22,210
8,000 Molson Coors Beverage Co 4.200 07/15/46 6,539
30,000 Montefiore Obligated Group 5.246 11/01/48 25,272
7,000 Moody's Corp 3.250 01/15/28 6,880
35,000 Moody's Corp 2.000 08/19/31 30,847
30,000 Moody's Corp 5.000 08/05/34 30,625
32,000 (a) MPLX LP 4.500 04/15/38 29,014
20,000 MPLX LP 5.200 12/01/47 17,946
20,000 Mylan Inc 5.200 04/15/48 16,310
50,000 National Fuel Gas Co 5.950 03/15/35 52,164
10,000 Newmont Corp 5.875 04/01/35 10,842
10,000 Newmont Corp / Newcrest Finance Pty Ltd 4.200 05/13/50 8,410
11,000 Norfolk Southern Corp 4.800 08/15/43 10,008
30,000 Norfolk Southern Corp 4.450 06/15/45 26,441
28,000 Norfolk Southern Corp 3.700 03/15/53 20,811
10,000 Norfolk Southern Corp 5.100 08/01/18 8,880
30,000 Northrop Grumman Corp 5.200 06/01/54 28,708
100,000 NOV Inc 3.950 12/01/42 78,826
12,000 Nutrien Ltd 5.625 12/01/40 12,152
10,000 Nutrien Ltd 6.125 01/15/41 10,574
10,000 Nutrien Ltd 3.950 05/13/50 7,745
21,000 NXP BV / NXP Funding LLC / NXP USA Inc 3.250 11/30/51 14,077
30,000 Occidental Petroleum Corp 6.200 03/15/40 30,724
10,000 Occidental Petroleum Corp 4.400 04/15/46 7,925
10,000 Ochsner LSU Health System of North Louisiana 2.510 05/15/31 8,499
13,000 ONEOK Inc 5.150 10/15/43 11,864
50,000 ONEOK Inc 7.150 01/15/51 55,409
19,000 ONEOK Partners LP 6.125 02/01/41 19,473

Portfolio of Investments October 31, 2025
(continued)
NUAG

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 54,000 Oracle Corp 3.800% 11/15/37 $ 45,683
96,000 Oracle Corp 3.650 03/25/41 74,551
50,000 Oracle Corp 5.950 09/26/55 47,405
14,000 Orange SA 5.375 01/13/42 13,900
10,000 Owens Corning 7.000 12/01/36 11,474
4,000 Owens Corning 4.300 07/15/47 3,326
3,000 Packaging Corp of America 3.050 10/01/51 1,974
24,000 Paramount Global 4.900 08/15/44 18,971
5,000 Phillips 66 5.875 05/01/42 5,088
26,000 Phillips 66 3.300 03/15/52 17,257
45,000 Regal Rexnord Corp 6.400 04/15/33 48,231
10,000 Republic Services Inc 5.200 11/15/34 10,381
100,000 Rogers Communications Inc 7.500 08/15/38 116,438
50,000 Royalty Pharma PLC 3.550 09/02/50 35,264
4,000 RPM International Inc 4.250 01/15/48 3,352
60,000 RTX Corp 4.450 11/16/38 56,626
10,000 RTX Corp 4.625 11/16/48 8,862
40,000 (a) RTX Corp 6.400 03/15/54 44,959
10,000 Sherwin-Williams Co/The 4.000 12/15/42 8,349
10,000 Sherwin-Williams Co/The 3.300 05/15/50 6,977
10,000 Sonoco Products Co 5.750 11/01/40 10,194
10,000 Southern Copper Corp 7.500 07/27/35 11,894
20,000 Southern Copper Corp 6.750 04/16/40 22,835
7,000 Southern Copper Corp 5.250 11/08/42 6,810
30,000 Spectra Energy Partners LP 4.500 03/15/45 25,993
10,000 Stanley Black & Decker Inc 4.850 11/15/48 8,758
31,000 Starbucks Corp 3.350 03/12/50 21,580
16,000 Stryker Corp 4.100 04/01/43 13,752
24,000 Suncor Energy Inc 4.000 11/15/47 18,461
50,000 Synopsys Inc 5.150 04/01/35 50,791
50,000 Sysco Corp 6.600 04/01/40 55,867
15,000 Sysco Corp 3.150 12/14/51 10,049
20,000 Takeda Pharmaceutical Co Ltd 3.175 07/09/50 13,613
30,000 Targa Resources Corp 6.500 02/15/53 31,532
30,000 Telefonica Emisiones SA 5.213 03/08/47 26,896
38,000 Time Warner Cable LLC 5.500 09/01/41 34,088
50,000 Timken Co/The 4.125 04/01/32 47,941
150,000 T-Mobile USA Inc 4.375 04/15/40 134,763
50,000 T-Mobile USA Inc 3.400 10/15/52 34,077
10,000 Trane Technologies Financing Ltd 4.500 03/21/49 8,707
4,000 Trane Technologies Holdco Inc 5.750 06/15/43 4,216
10,000 Trane Technologies Holdco Inc 4.300 02/21/48 8,517
19,000 TransCanada PipeLines Ltd 5.100 03/15/49 17,845
36,000 Transcontinental Gas Pipe Line Co LLC 3.950 05/15/50 28,224
4,000 Triton Container International Ltd / TAL International Container
Corp
3.250 03/15/32 3,585
11,000 Tyson Foods Inc 5.100 09/28/48 10,159
60,000 Vale Canada Ltd 7.200 09/15/32 66,918
20,000 Vale Overseas Ltd 6.125 06/12/33 21,468
23,000 Valero Energy Corp 3.650 12/01/51 16,214
50,000 VeriSign Inc 5.250 06/01/32 51,210
100,000 Verisk Analytics Inc 5.250 03/15/35 101,953
50,000 Verizon Communications Inc 4.272 01/15/36 46,707
102,000 Verizon Communications Inc 3.400 03/22/41 80,135
7,000 Verizon Communications Inc 2.850 09/03/41 5,061
80,000 Verizon Communications Inc 4.862 08/21/46 72,226
16,000 Verizon Communications Inc 4.000 03/22/50 12,471
26,000 Verizon Communications Inc 3.875 03/01/52 19,629
86,000 Viatris Inc 3.850 06/22/40 65,516
10,000 VICI Properties LP 5.625 05/15/52 9,473
20,000 Western Union Co/The 2.750 03/15/31 17,895
23,000 Westlake Corp 3.125 08/15/51 14,496

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 10,000 Westlake Corp 3.375% 08/15/61 $ 6,158
10,000 Williams Cos Inc/The 5.800 11/15/43 10,090
6,000 Zimmer Biomet Holdings Inc 5.750 11/30/39 6,276
11,000 Zoetis Inc 4.700 02/01/43 10,202
TOTAL INDUSTRIAL 6,106,112
UTILITY - 10.2%
50,000 AEP Texas Inc 5.700 05/15/34 52,174
65,000 AEP Texas Inc 3.800 10/01/47 48,698
100,000 AEP Texas Inc 5.250 05/15/52 93,030
50,000 AEP Transmission Co LLC 5.400 03/15/53 49,672
20,000 American Water Capital Corp 4.150 06/01/49 16,435
20,000 American Water Capital Corp 3.250 06/01/51 13,901
150,000 Arizona Public Service Co 5.700 08/15/34 157,729
50,000 Arizona Public Service Co 2.650 09/15/50 30,866
50,000 Arizona Public Service Co 5.900 08/15/55 51,526
20,000 Atmos Energy Corp 6.200 11/15/53 21,982
10,000 Black Hills Corp 4.200 09/15/46 8,091
61,000 Black Hills Corp 3.875 10/15/49 45,894
80,000 CenterPoint Energy Inc 6.850 02/15/55 85,690
18,000 Cleco Corporate Holdings LLC 4.973 05/01/46 15,753
10,000 CMS Energy Corp 4.700 03/31/43 8,887
11,000 CMS Energy Corp 4.875 03/01/44 10,001
60,000 CMS Energy Corp 3.750 12/01/50 55,379
100,000 Commonwealth Edison Co 3.125 03/15/51 68,114
80,000 Consolidated Edison Co of New York Inc 5.900 11/15/53 83,950
50,000 Constellation Energy Generation LLC 5.800 03/01/33 53,404
50,000 Constellation Energy Generation LLC 6.125 01/15/34 54,390
20,000 Consumers Energy Co 4.050 05/15/48 16,575
70,000 Dayton Power & Light Co/The 3.950 06/15/49 52,809
13,000 Delmarva Power & Light Co 4.000 06/01/42 10,961
20,000 Dominion Energy Inc 2.250 08/15/31 17,722
200,000 Dominion Energy Inc 7.000 06/15/38 229,036
7,000 Dominion Energy Inc 4.900 08/01/41 6,521
43,000 Dominion Energy Inc 4.850 08/15/52 37,771
50,000 Dominion Energy Inc 7.000 06/01/54 54,615
10,000 DTE Electric Co 4.000 04/01/43 8,470
287,000 Duke Energy Corp 3.950 08/15/47 226,438
1,000 Duke Energy Corp 5.000 08/15/52 903
100,000 Duke Energy Indiana LLC 4.900 07/15/43 94,267
100,000 Duke Energy Indiana LLC 5.400 04/01/53 97,981
10,000 Duke Energy Ohio Inc 3.700 06/15/46 7,785
27,000 El Paso Electric Co 5.000 12/01/44 24,122
32,000 Emera US Finance LP 4.750 06/15/46 27,720
1,000 Entergy Corp 3.750 06/15/50 738
110,000 Entergy Louisiana LLC 4.200 09/01/48 90,662
21,000 Essential Utilities Inc 3.351 04/15/50 14,542
50,000 Evergy Kansas Central Inc 4.250 12/01/45 42,201
50,000 Eversource Energy 4.450 12/15/30 49,827
50,000 Eversource Energy 5.850 04/15/31 52,829
6,000 Eversource Energy 3.450 01/15/50 4,358
100,000 Exelon Corp 5.450 03/15/34 103,997
3,000 Exelon Corp 4.950 06/15/35 2,974
21,000 Exelon Corp 5.100 06/15/45 19,723
7,000 Exelon Corp 4.450 04/15/46 5,992
1,000 Exelon Corp 4.700 04/15/50 868
40,000 FirstEnergy Corp 2.250 09/01/30 36,124
81,000 Georgia Power Co 3.700 01/30/50 62,137
100,000 Georgia Power Co 5.125 05/15/52 95,693
18,000 Iberdrola International BV 6.750 07/15/36 20,460
10,000 Idaho Power Co 5.800 04/01/54 10,346
100,000 Indiana Michigan Power Co 3.750 07/01/47 76,953
125,000 Interstate Power and Light Co 5.600 06/29/35 130,366

Portfolio of Investments October 31, 2025
(continued)
NUAG

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITY (continued)
$ 1,000 ITC Holdings Corp 5.300% 07/01/43 $ 965
10,000 Louisville Gas and Electric Co 4.375 10/01/45 8,649
50,000 MidAmerican Energy Co 3.150 04/15/50 34,655
100,000 National Grid PLC 5.418 01/11/34 103,866
12,000 National Grid USA 5.803 04/01/35 12,518
100,000 NextEra Energy Capital Holdings Inc 5.300 03/15/32 104,221
129,000 NextEra Energy Capital Holdings Inc 5.000 07/15/32 132,134
150,000 NextEra Energy Capital Holdings Inc 5.550 03/15/54 147,817
100,000 NextEra Energy Capital Holdings Inc 6.500 08/15/55 106,942
58,000 NiSource Inc 5.950 06/15/41 61,085
21,000 NiSource Inc 5.650 02/01/45 20,985
200,000 NiSource Inc 4.375 05/15/47 169,238
7,000 NiSource Inc 3.950 03/30/48 5,579
19,000 NiSource Inc 5.000 06/15/52 17,250
30,000 Northern States Power Co/WI 5.650 06/15/54 31,192
50,000 NSTAR Electric Co 4.950 09/15/52 46,344
4,000 Oglethorpe Power Corp 5.950 11/01/39 4,218
60,000 Oglethorpe Power Corp 5.375 11/01/40 59,429
14,000 Oglethorpe Power Corp 4.250 04/01/46 11,100
13,000 Oglethorpe Power Corp 5.050 10/01/48 11,866
7,000 Oglethorpe Power Corp 5.250 09/01/50 6,417
250,000 Ohio Power Co 4.150 04/01/48 199,064
40,000 Oncor Electric Delivery Co LLC 5.350 10/01/52 38,858
8,000 Pacific Gas and Electric Co 3.300 12/01/27 7,838
40,000 Pacific Gas and Electric Co 5.900 06/15/32 41,857
100,000 Pacific Gas and Electric Co 6.400 06/15/33 107,603
110,000 Pacific Gas and Electric Co 6.950 03/15/34 122,072
59,000 Pacific Gas and Electric Co 4.200 06/01/41 48,832
6,000 Pacific Gas and Electric Co 4.450 04/15/42 5,011
158,000 Pacific Gas and Electric Co 3.750 08/15/42 120,552
7,000 Pacific Gas and Electric Co 4.300 03/15/45 5,633
300,000 Pacific Gas and Electric Co 4.250 03/15/46 236,720
7,000 Pacific Gas and Electric Co 4.000 12/01/46 5,292
7,000 Pacific Gas and Electric Co 3.950 12/01/47 5,260
106,000 Pacific Gas and Electric Co 4.950 07/01/50 91,239
54,000 Pacific Gas and Electric Co 5.250 03/01/52 47,844
115,000 Piedmont Natural Gas Co Inc 3.640 11/01/46 86,920
11,000 Piedmont Natural Gas Co Inc 3.350 06/01/50 7,751
10,000 Potomac Electric Power Co 4.150 03/15/43 8,609
100,000 Potomac Electric Power Co 5.500 03/15/54 99,794
70,000 PPL Electric Utilities Corp 4.150 06/15/48 58,656
80,000 Public Service Co of Colorado 4.500 06/01/52 68,540
60,000 Public Service Co of Colorado 5.250 04/01/53 57,128
25,000 Public Service Electric and Gas Co 5.450 08/01/53 25,060
50,000 Public Service Enterprise Group Inc 5.400 03/15/35 51,556
10,000 Puget Sound Energy Inc 2.893 09/15/51 6,437
50,000 San Diego Gas & Electric Co 4.150 05/15/48 40,818
52,000 Sempra 3.400 02/01/28 51,041
38,000 Sempra 3.800 02/01/38 32,624
34,000 Sempra 4.000 02/01/48 26,366
10,000 Southern California Edison Co 4.500 09/01/40 8,817
100,000 Southern California Edison Co 5.700 03/01/53 94,864
50,000 Southern California Gas Co 5.450 06/15/35 51,997
100,000 Southern Co Gas Capital Corp 4.950 09/15/34 100,423
50,000 Southern Co Gas Capital Corp 6.000 10/01/34 53,564
101,000 Southern Co Gas Capital Corp 4.400 05/30/47 85,661
80,000 Southern Co/The 5.700 03/15/34 84,434
51,000 Southern Power Co 4.950 12/15/46 45,906
50,000 Southwest Gas Corp 2.200 06/15/30 45,551
45,000 Southwest Gas Corp 4.150 06/01/49 36,531
1,000 Southwestern Electric Power Co 3.900 04/01/45 782
109,000 Southwestern Electric Power Co 3.250 11/01/51 73,345

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITY (continued)
$ 21,000 Southwestern Public Service Co 6.000% 10/01/36 $ 21,984
18,000 Spire Inc 4.700 08/15/44 15,582
10,000 Union Electric Co 3.650 04/15/45 7,854
65,000 Union Electric Co 5.450 03/15/53 63,946
30,000 Virginia Electric and Power Co 5.350 01/15/54 28,923
100,000 Wisconsin Power and Light Co 5.375 03/30/34 103,386
20,000 Wisconsin Public Service Corp 2.850 12/01/51 12,843
7,000 Xcel Energy Inc 4.800 09/15/41 6,406
TOTAL UTILITY 6,504,296
TOTAL CORPORATE DEBT
(Cost $19,283,304) 19,048,664
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT RELATED - 8.0%
GOVERNMENT AGENCY - 0.8%
26,000 CI Financial Corp 3.200 12/17/30 23,417
70,000 Export-Import Bank of Korea 2.500 06/29/41 51,909
25,000 Federal Home Loan Banks 3.625 09/04/26 24,975
50,000 Federal Home Loan Banks 3.875 06/04/27 50,187
1,000 Federal National Mortgage Association 1.875 09/24/26 983
15,000 Federal National Mortgage Association 5.625 07/15/37 16,684
20,000 Kreditanstalt fuer Wiederaufbau 4.625 03/18/30 20,729
70,000 Tennessee Valley Authority 4.650 06/15/35 71,996
9,000 Tennessee Valley Authority 5.250 09/15/39 9,611
129,000 Tennessee Valley Authority 3.500 12/15/42 109,585
5,000 Tennessee Valley Authority 4.250 09/15/52 4,356
50,000 Tennessee Valley Authority 5.250 02/01/55 50,461
50,000 Tennessee Valley Authority 4.250 09/15/65 41,937
TOTAL GOVERNMENT AGENCY 476,830
MUNICIPAL BONDS - 1.6%
18,000 Bay Area Toll Authority, California, Revenue Bonds, San Francisco
Bay Area Toll Bridge, Series 2021F-3
3.126 04/01/55 12,700
16,000 Bay Area Toll Authority, California, Revenue Bonds, San Francisco
Bay Area Toll Bridge, Subordinate Lien, Build America Federally
Taxable Bond Series 2010S-1
6.918 04/01/40 18,414
60,000 Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Green Series 2016B
3.852 08/15/46 50,958
42,000 California State University, Systemwide Revenue Bonds, Taxable
Series 2021B
2.719 11/01/52 28,617
10,000 California State University, Systemwide Revenue Bonds, Taxable
Series 2021B
2.939 11/01/52 6,946
70,000 California State, General Obligation Bonds, Taxable Various
Purpose Series 2018
4.600 04/01/38 71,442
50,000 California State, General Obligation Bonds, Various Purpose
Build America Taxable Bond Series 2010
7.625 03/01/40 60,944
15,000 California State, General Obligation Bonds, Various Purpose
Taxable Series 2018
4.500 04/01/33 15,275
35,000 California State, General Obligation Bonds, Various Purpose
Taxable Series 2018
4.500 04/01/33 35,226
10,000 Chicago Greater Metropolitan Water Reclamation District, Illinois,
General Obligation Bonds, Build America Taxable Bonds, Series
2009
5.720 12/01/38 10,529
28,000 Chicago Transit Authority, Illinois, Sales and Transfer Tax Receipts
Revenue Bonds, Pension Funding Taxable Series 2008B
6.899 12/01/40 31,866
27,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Taxable Senior Lien Series 2018C
4.572 01/01/54 24,072
20,000 Commonwealth Financing Authority, Pennsylvania, Revenue
Bonds Taxable Series 2021A
2.991 06/01/42 15,498
6,000 Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Plancon Program, Taxable Series
2018A
3.864 06/01/38 5,571

Portfolio of Investments October 31, 2025
(continued)
NUAG

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MUNICIPAL BONDS (continued)
$ 10,000 Cook County, Illinois, General Obligation Bonds, Build America
Taxable Bonds, Series 2010D
6.229% 11/15/34 $ 10,742
40,000 Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds,
Taxable Refunding Senior Lien Series 2021A
2.613 12/01/48 27,970
20,000 Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds Taxable Improvement Series 2022A
4.087 11/01/51 16,885
20,000 Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds Taxable Improvement Series 2022A
4.507 11/01/51 17,815
40,000 Dallas-Fort Worth International Airport, Texas, Joint Revenue
Bonds, Taxable Refunding Series 2021C
2.843 11/01/46 29,606
1,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2021C
2.202 03/15/34 855
20,000 Florida State Board of Administration Finance Corporation,
Revenue Bonds, Taxable, Series 2024A
5.526 07/01/34 21,009
40,000 Grand Parkway Transportation Corporation, Texas, System Toll
Revenue Bonds, Taxable Refunding Subordinate Lien Series
2020B. Tela Supported
3.236 10/01/52 28,656
1,000 Illinois State, General Obligation Bonds, Pension Funding Series
2003
5.100 06/01/33 892
20,000 Kansas Development Finance Authority, Kansas, Revenue Bonds,
State of Kansas KPERS Projects, Taxable Series 2021K
2.774 05/01/51 14,518
30,000 Los Angeles Community College District, California, General
Obligation Bonds, Build America Taxable Bonds, Series 2010
6.750 08/01/49 34,009
11,000 Michigan Finance Authority, Hospital Revenue Bonds, Trinity
Health Credit Group, Taxable Refunding Series 2019-T
3.384 12/01/40 9,306
21,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Washington University, Series 2016B
3.086 09/15/51 14,534
36,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4
Project J Bonds, Taxable Build America Bonds Series 2010A
6.637 04/01/57 39,593
45,000 New Jersey Turnpike Authority, Revenue Bonds, Build America
Taxable Bonds, Series 2010A
7.102 01/01/41 52,685
1,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Revenue Bonds, Second Generation
Resolution, Build America Taxable Bonds, Fiscal 2011 Series AA
5.440 06/15/43 999
50,000 New York City, New York, General Obligation Bonds, Taxable
Fiscal 2025 Series C-2
4.610 09/01/37 49,106
10,000 Ohio State University, General Receipts Bonds, Build America
Taxable Bond Series 2010C
4.910 06/01/40 9,871
100,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Twenty-Fifth Series 2021
3.175 07/15/60 66,684
39,000 Province of British Columbia Canada 1.300 01/29/31 34,171
75,000 Sales Tax Securitization Corporation, Illinois, Tax Securitization
Bonds, Taxable Series 2018
3.238 01/01/42 62,207
93,000 The Rector and Visitors of the University of Virginia, General
Revenue Bonds, Taxable Pledge and Refunding Series 2020
2.256 09/01/50 55,836
32,000 Tucson, Arizona, Certificates of Participation, Taxable Series
2021A
2.856 07/01/47 23,673
30,000 University of Michigan, General Revenue Bonds, Series 2022A 3.504 04/01/52 22,843
TOTAL MUNICIPAL BONDS 1,032,523
SOVEREIGN DEBT - 5.6%
260,000 Chile Government International Bond 4.340 03/07/42 232,388
1,000 Chile Government International Bond 3.625 10/30/42 821
102,000 Chile Government International Bond 3.500 01/25/50 75,659
13,000 (a) Chile Government International Bond 4.000 01/31/52 10,439
13,000 Chile Government International Bond 3.250 09/21/71 8,250
1,000 Hungary Government International Bond 7.625 03/29/41 1,205
1,000 Indonesia Government International Bond 4.350 01/11/48 879
1,000 Indonesia Government International Bond 5.350 02/11/49 1,014
50,000 Indonesia Government International Bond 3.700 10/30/49 38,836
243,000 Indonesia Government International Bond 4.300 03/31/52 205,637
10,000 Indonesia Government International Bond 4.450 04/15/70 8,317
25,000 Indonesia Government International Bond 3.350 03/12/71 16,771
50,000 Inter-American Development Bank 3.750 06/14/30 50,010

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOVEREIGN DEBT (continued)
$ 20,000 Inter-American Development Bank 4.375% 01/24/44 $ 19,016
28,000 (a) Israel Government International Bond 4.500 01/30/43 25,103
250,000 Israel Government International Bond 4.125 01/17/48 199,119
50,000 Israel Government International Bond 4.500 04/03/20 37,549
11,000 Korea International Bond 3.875 09/20/48 9,471
200,000 Mexico Government International Bond 6.000 05/07/36 204,660
120,000 Mexico Government International Bond 4.280 08/14/41 98,226
200,000 Mexico Government International Bond 4.750 03/08/44 168,450
200,000 Mexico Government International Bond 4.400 02/12/52 151,190
100,000 Mexico Government International Bond 6.338 05/04/53 99,225
300,000 Mexico Government International Bond 7.375 05/13/55 336,553
60,000 (a) Panama Government International Bond 6.875 01/31/36 64,836
48,000 Panama Government International Bond 4.500 05/15/47 38,302
100,000 Panama Government International Bond 4.300 04/29/53 76,215
200,000 Panama Government International Bond 7.875 03/01/57 234,530
80,000 Panama Government International Bond 3.870 07/23/60 54,080
93,000 Peruvian Government International Bond 3.300 03/11/41 72,354
17,000 Peruvian Government International Bond 3.550 03/10/51 12,185
220,000 Peruvian Government International Bond 6.200 06/30/55 231,165
5,000 Peruvian Government International Bond 2.780 12/01/60 2,810
1,000 Peruvian Government International Bond 3.600 01/15/72 643
16,000 Peruvian Government International Bond 3.230 07/28/21 9,044
20,000 Philippine Government International Bond 6.375 10/23/34 22,564
10,000 Philippine Government International Bond 5.000 01/13/37 10,173
19,000 Philippine Government International Bond 3.700 03/01/41 16,195
400,000 Philippine Government International Bond 3.200 07/06/46 294,026
60,000 Republic of Italy Government International Bond 4.000 10/17/49 46,308
60,000 Republic of Poland Government International Bond 5.125 09/18/34 61,633
30,000 Republic of Poland Government International Bond 5.500 04/04/53 29,573
200,000 Uruguay Government International Bond 5.442 02/14/37 209,500
17,000 Uruguay Government International Bond 5.100 06/18/50 16,397
90,000 Uruguay Government International Bond 4.975 04/20/55 83,700
TOTAL SOVEREIGN DEBT 3,585,021
UTILITY - 0.0%
20,000 San Antonio, Texas, Electric and Gas System Revenue Bonds,
Build America Taxable Bond Series 2010A
5.718 02/01/41 20,728
TOTAL UTILITY 20,728
TOTAL GOVERNMENT RELATED
(Cost $5,516,583) 5,115,102
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED - 29.6%
50,000 Ally Auto Receivables Trust 2025-1 4.030 07/17/28 50,017
50,000 (b) American Credit Acceptance Receivables Trust 2025-3 4.750 09/12/29 50,265
100,000 American Express Credit Account Master Trust 4.300 07/15/30 101,255
100,000 (b) Avis Budget Rental Car Funding AESOP LLC 4.170 02/20/30 99,798
15,000 BA Credit Card Trust 4.310 05/15/30 15,182
150,000 BANK 2024-BNK47 6.457 06/15/57 160,243
50,000 (c) BANK 2025-BNK49 5.623 03/15/58 53,202
50,000 Bank5 5.452 07/15/58 52,045
50,000 (c) BANK5 2023-5YR3 6.724 09/15/56 52,922
43,281 BANK5 2023-5YR4 6.500 12/15/56 45,618
50,000 (b) Barings Equipment Finance LLC 2025-A 4.820 08/13/32 51,080
100,000 BBCMS Mortgage Trust 2022-C17 4.174 09/15/55 97,508
50,000 BBCMS Mortgage Trust 2025-5C34 5.659 05/15/58 52,447
50,000 BBCMS Mortgage Trust 2025-5C36 5.033 08/15/58 51,253
150,000 Benchmark 2021-B27 Mortgage Trust 2.703 07/15/54 111,725
100,000 (c) Benchmark 2024-V7 Mortgage Trust 6.228 05/15/56 105,579
100,000 Benchmark 2025-V15 Mortgage Trust 5.805 06/15/58 105,567
50,000 Benchmark 2025-V18 Mortgage Trust 4.704 10/15/58 50,467
45,000 BMO 2023-5C2 Mortgage Trust 6.673 11/15/56 47,482

Portfolio of Investments October 31, 2025
(continued)
NUAG

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 50,000 BMO 2025-5C10 Mortgage Trust 5.578% 05/15/58 $ 52,197
50,000 BMO 2025-C11 Mortgage Trust 5.687 02/15/58 53,146
100,000 BMO Mortgage Trust 5.180 10/15/58 103,089
50,000 (b) BofA Auto Trust 2025-1 4.350 11/20/29 50,257
30,000 Capital One Prime Auto Receivables Trust 2024-1 4.620 07/16/29 30,229
17,248 Carmax Auto Owner Trust 2024-3 5.210 09/15/27 17,291
50,000 CarMax Auto Owner Trust 2024-4 4.640 04/15/30 50,746
50,000 Carmax Auto Owner Trust 2025-2 4.480 03/15/30 50,426
50,000 Carvana Auto Receivables Trust 2024-P3 4.310 09/10/30 50,247
100,000 (b) CCG Receivables Trust 4.140 08/15/34 100,390
50,000 (b) Chase Auto Owner Trust 2024-3 5.220 07/25/29 50,590
100,000 Chase Issuance Trust 4.160 07/15/30 100,870
84,716 CNH Equipment Trust 2023-B 5.600 02/15/29 85,907
50,000 CNH Equipment Trust 2024-C 4.120 03/15/32 50,340
100,000 (b) Dell Equipment Finance Trust 2025-1 4.680 07/22/27 100,383
50,000 Drive Auto Receivables Trust 2025-1 4.730 09/15/32 50,253
27,479 (b) Enterprise Fleet Financing 2024-3 LLC 5.310 04/20/27 27,615
50,000 (b) Enterprise Fleet Financing 2025-2 LLC 4.510 02/22/28 50,188
50,000 Exeter Automobile Receivables Trust 2024-4 5.290 08/15/30 50,206
20,699 Fannie Mae Pool FN MA1489 3.000 07/01/43 19,172
51,925 Fannie Mae Pool FN MA3211 4.000 12/01/47 50,352
31,526 Fannie Mae Pool FN MA3277 4.000 02/01/48 30,493
70,078 Fannie Mae Pool FN MA3305 3.500 03/01/48 65,676
21,228 Fannie Mae Pool FN MA3306 4.000 03/01/48 20,571
42,555 Fannie Mae Pool FN MA3383 3.500 06/01/48 39,803
119,647 Fannie Mae Pool FN MA3416 4.500 07/01/48 118,716
39,950 Fannie Mae Pool FN MA3663 3.500 05/01/49 37,272
61,149 Fannie Mae Pool FN MA3744 3.000 08/01/49 55,008
155,870 Fannie Mae Pool FN MA4160 3.000 10/01/50 139,394
215,057 Fannie Mae Pool FN MA4305 2.000 04/01/51 175,677
112,374 Fannie Mae Pool FN MA4438 2.500 10/01/51 95,905
106,318 Fannie Mae Pool FN MA4562 2.000 03/01/52 86,682
220,498 Fannie Mae Pool FN MA4578 2.500 04/01/52 188,202
73,060 Fannie Mae Pool FN MA4737 5.000 08/01/52 73,042
356,494 Fannie Mae Pool FN MA4738 5.500 08/01/52 361,840
150,451 Fannie Mae Pool FN MA4761 5.000 09/01/52 150,415
106,408 Fannie Mae Pool FN MA4783 4.000 10/01/52 101,452
75,941 Fannie Mae Pool FN MA5216 6.000 12/01/53 77,816
75,127 Fannie Mae Pool FN MA5295 6.000 03/01/54 76,962
65,016 Fannie Mae Pool FN MA5329 6.500 04/01/54 67,308
53,390 Fannie Mae Pool FN MA5391 7.000 06/01/54 55,916
150,149 Fannie Mae Pool FN MA5469 5.000 09/01/54 149,420
87,402 Fannie Mae Pool FN MA5471 6.000 09/01/54 89,371
95,919 Fannie Mae Pool FN MA5761 6.000 07/01/55 98,111
50,000 Ford Credit Auto Lease Trust 2024-B 4.990 12/15/27 50,321
50,000 Ford Credit Auto Owner Trust 2024-B 5.100 04/15/29 50,661
50,000 Ford Credit Floorplan Master Owner Trust A 4.630 04/15/30 50,724
200,000 Freddie Mac Multifamily Structured Pass Through Certificates 4.819 06/25/28 204,092
200,000 (c) Freddie Mac Multifamily Structured Pass Through Certificates 4.650 08/25/28 203,338
100,000 (c) Freddie Mac Multifamily Structured Pass Through Certificates 4.800 09/25/28 102,104
50,000 Freddie Mac Multifamily Structured Pass Through Certificates 4.618 07/25/29 51,003
50,000 (c) Freddie Mac Multifamily Structured Pass Through Certificates 4.700 11/25/29 51,229
30,000 (c) Freddie Mac Multifamily Structured Pass Through Certificates 4.230 12/25/29 30,240
25,000 (c) Freddie Mac Multifamily Structured Pass Through Certificates 4.410 01/25/30 25,372
200,000 (c) Freddie Mac Multifamily Structured Pass Through Certificates 4.478 01/25/30 203,491
45,000 (c) Freddie Mac Multifamily Structured Pass Through Certificates 4.513 02/25/30 45,828
35,000 (c) Freddie Mac Multifamily Structured Pass Through Certificates 4.320 09/25/30 35,418
182,025 Freddie Mac Multifamily Structured Pass Through Certificates 1.353 11/25/30 170,675
35,000 (c) Freddie Mac Multifamily Structured Pass Through Certificates 4.680 10/25/31 35,933
150,000 (c) Freddie Mac Multifamily Structured Pass Through Certificates 5.150 12/25/33 158,265
90,000 Freddie Mac Multifamily Structured Pass Through Certificates 4.760 10/25/34 92,545
50,000 (c) Freddie Mac Multifamily Structured Pass Through Certificates 5.000 02/25/35 52,274

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 100,000 (c) Freddie Mac Multifamily Structured Pass Through Certificates 4.581% 08/25/35 $ 101,277
227,701 Freddie Mac Pool FR SD5345 2.500 04/01/52 193,583
90,382 Freddie Mac Pool FR RQ0015 6.500 06/01/55 93,564
209,245 Ginnie Mae II Pool G2 MA4586 3.500 07/20/47 194,982
109,892 Ginnie Mae II Pool G2 MA6218 3.000 10/20/49 99,286
221,727 Ginnie Mae II Pool G2 MA6819 2.500 08/20/50 192,282
235,206 Ginnie Mae II Pool G2 MA7051 2.000 12/20/50 195,704
172,957 Ginnie Mae II Pool G2 MA7136 2.500 01/20/51 149,881
324,234 Ginnie Mae II Pool G2 MA7137 3.000 01/20/51 292,264
173,272 Ginnie Mae II Pool G2 MA7192 2.000 02/20/51 144,189
226,112 Ginnie Mae II Pool G2 MA7255 2.500 03/20/51 195,852
161,405 Ginnie Mae II Pool G2 MA7534 2.500 08/20/51 139,767
334,560 Ginnie Mae II Pool G2 MA7535 3.000 08/20/51 300,955
457,336 Ginnie Mae II Pool G2 MA7767 2.500 12/20/51 396,023
207,445 Ginnie Mae II Pool G2 MA7768 3.000 12/20/51 186,523
196,589 Ginnie Mae II Pool G2 MA7883 3.500 02/20/52 180,973
363,470 Ginnie Mae II Pool G2 MA7935 2.000 03/20/52 302,428
223,387 Ginnie Mae II Pool G2 MA7987 2.500 04/20/52 193,507
109,910 Ginnie Mae II Pool G2 MA8043 3.000 05/20/52 98,804
225,128 Ginnie Mae II Pool G2 MA8046 4.500 05/20/52 221,478
100,938 Ginnie Mae II Pool G2 MA8150 4.000 07/20/52 96,326
189,105 Ginnie Mae II Pool G2 MA8489 4.500 12/20/52 185,804
153,167 Ginnie Mae II Pool G2 MA8800 5.000 04/20/53 153,368
156,132 Ginnie Mae II Pool G2 MA8875 3.500 05/20/53 144,711
192,460 Ginnie Mae II Pool G2 MA8879 5.500 05/20/53 195,351
150,279 Ginnie Mae II Pool G2 MA8946 4.500 06/20/53 147,308
178,727 Ginnie Mae II Pool G2 MA9106 5.500 08/20/53 181,061
197,048 Ginnie Mae II Pool G2 MA9170 5.000 09/20/53 196,791
185,434 Ginnie Mae II Pool G2 MA9489 6.000 02/20/54 189,555
124,750 Ginnie Mae II Pool G2 MA9727 6.500 06/20/54 128,791
135,739 Ginnie Mae II Pool G2 MA9780 6.000 07/20/54 138,490
92,843 Ginnie Mae II Pool G2 MA9851 5.500 08/20/54 93,736
193,204 Ginnie Mae II Pool G2 MA9905 5.000 09/20/54 192,794
324,050 Ginnie Mae II Pool G2 MA9906 5.500 09/20/54 327,199
118,132 Ginnie Mae II Pool G2 MA9907 6.000 09/20/54 120,451
207,734 Ginnie Mae II Pool G2 MA9962 4.000 10/20/54 196,589
100,070 Ginnie Mae II Pool G2 MA9963 4.500 10/20/54 97,720
297,194 Ginnie Mae II Pool G2 MA9964 5.000 10/20/54 296,563
80,918 Ginnie Mae II Pool G2 MA9966 6.000 10/20/54 82,442
174,961 Ginnie Mae II Pool G2 MB0022 3.500 11/20/54 160,207
131,563 Ginnie Mae II Pool G2 MB0028 6.500 11/20/54 135,700
214,804 Ginnie Mae II Pool G2 MB0089 4.000 12/20/54 203,280
195,541 Ginnie Mae II Pool G2 MB0259 5.500 03/20/55 197,249
194,224 Ginnie Mae II Pool G2 MB0260 6.000 03/20/55 197,758
98,726 Ginnie Mae II Pool G2 MB0307 5.000 04/20/55 98,513
197,206 Ginnie Mae II Pool G2 MB0366 5.500 05/20/55 198,959
147,673 Ginnie Mae II Pool G2 MB0367 6.000 05/20/55 150,360
147,073 Ginnie Mae II Pool G2 MB0368 6.500 05/20/55 151,650
141,873 Ginnie Mae II Pool G2 MB0369 7.000 05/20/55 146,285
109,487 Ginnie Mae II Pool G2 MB0421 4.000 06/20/55 103,579
192,635 Ginnie Mae II Pool G2 MB0425 6.000 06/20/55 196,377
106,312 Ginnie Mae II Pool G2 MB0557 6.000 08/20/55 108,312
109,794 Ginnie Mae II Pool G2 MB0619 3.500 09/20/55 100,534
99,857 Ginnie Mae II Pool G2 MB0621 4.500 09/20/55 97,510
99,734 Ginnie Mae II Pool G2 MB0623 5.500 09/20/55 100,640
144,653 Ginnie Mae II Pool G2 MB0625 6.500 09/20/55 149,282
160,860 Ginnie Mae II Pool MA7473 G2 MA7473 3.000 07/20/51 144,696
106,207 Ginnie Mae II Pool MA7589 G2 MA7589 2.500 09/20/51 91,969
356,436 Ginnie Mae II Pool MA7766 G2 MA7766 2.000 12/20/51 296,575
147,841 Ginnie Mae II Pool MA7989 G2 MA7989 3.500 04/20/52 136,112
50,000 (b) GLS Auto Receivables Issuer Trust 2025-2 4.750 01/16/29 50,254
70,979 GM Financial Automobile Leasing Trust 2024-1 5.090 03/22/27 71,163

Portfolio of Investments October 31, 2025
(continued)
NUAG

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 5,331 GM Financial Consumer Automobile Receivables Trust 2022-2 3.100% 02/16/27 $ 5,326
25,000 Gm Financial Consumer Automobile Receivables Trust 2025-3 4.300 09/16/31 25,230
176,419 GS Mortgage Securities Trust 2016-GS4 3.178 11/10/49 174,639
50,000 Harley-Davidson Motorcycle Trust 2025-A 4.670 04/15/30 50,600
50,000 Honda Auto Receivables 2024-2 Owner Trust 5.270 11/20/28 50,554
100,000 (b) HPEFS Equipment Trust 2025-1 4.430 09/20/32 100,535
100,000 (b) Hyundai Auto Lease Securitization Trust 2025-B 4.530 04/17/28 100,739
190 (d) Hyundai Auto Receivables Trust 2022-B 3.720 11/16/26 190
45,000 Hyundai Auto Receivables Trust 2025-C 3.890 01/15/32 44,969
96,097 John Deere Owner Trust 2022 2.490 01/16/29 96,012
100,000 (b) Kubota Credit Owner Trust 2025-1 4.670 06/15/29 101,413
50,000 Mercedes-Benz Auto Lease Trust 2025-B 3.880 04/16/29 49,948
25,000 Mercedes-Benz Auto Receivables Trust 2024-1 4.790 07/15/31 25,449
50,000 (e) Morgan Stanley BAML Trust 5.107 11/15/58 51,332
234,188 Morgan Stanley Capital I Trust 2021-L5 1.518 05/15/54 229,477
50,000 Nissan Auto Lease Trust 2025-A 4.750 03/15/28 50,622
100,000 (b) OneMain Financial Issuance Trust 2023-2 6.170 09/15/36 103,314
100,000 (b) PFS Financing Corp 4.470 05/15/30 100,858
100,000 Santander Drive Auto Receivables Trust 2023-4 6.040 12/15/31 102,448
50,000 (b) SFS Auto Receivables Securitization Trust 2025-3 4.120 04/21/31 49,919
50,000 Toyota Auto Receivables 2024-C Owner Trust 4.880 03/15/29 50,487
50,000 Toyota Auto Receivables 2025-A Owner Trust 4.640 08/15/29 50,516
40,000 Verizon Master Trust 4.400 06/20/31 40,511
45,000 Verizon Master Trust Series 2024-4 5.210 06/20/29 45,352
50,000 Volkswagen Auto Lease Trust 2025-B 4.010 01/22/29 50,103
200,000 Wells Fargo Commercial Mortgage Trust 2024-5C1 5.928 07/15/57 209,599
50,000 (b) Westlake Automobile Receivables Trust 2025-1 4.750 08/15/28 50,279
50,000 World Omni Auto Receivables Trust 2024-B 5.270 09/17/29 50,443
50,000 World Omni Auto Receivables Trust 2025-D 3.950 03/17/31 50,049
TOTAL SECURITIZED
(Cost $18,819,517) 18,952,363
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY - 31.3%
2,800 United States Treasury Note/Bond 0.875 06/30/26 2,747
200,000 United States Treasury Note/Bond 4.125 10/31/26 200,728
450,000 United States Treasury Note/Bond 4.250 11/30/26 452,442
3,600 United States Treasury Note/Bond 1.250 12/31/26 3,500
100,000 United States Treasury Note/Bond 4.125 02/28/27 100,570
250,000 United States Treasury Note/Bond 4.250 03/15/27 251,934
1,000 United States Treasury Note/Bond 2.500 03/31/27 984
500,000 United States Treasury Note/Bond 3.875 03/31/27 501,465
2,000,000 United States Treasury Note/Bond 3.750 04/30/27 2,003,125
200,000 United States Treasury Note/Bond 4.500 05/15/27 202,516
650,000 United States Treasury Note/Bond 3.875 05/31/27 652,285
2,800 United States Treasury Note/Bond 3.250 06/30/27 2,783
800,000 United States Treasury Note/Bond 3.750 06/30/27 801,500
400 (d) United States Treasury Note/Bond 2.750 07/31/27 394
100,000 United States Treasury Note/Bond 3.875 07/31/27 100,422
2,550,000 United States Treasury Note/Bond 3.625 08/31/27 2,550,598
1,150,000 United States Treasury Note/Bond 3.500 09/30/27 1,147,799
200,000 United States Treasury Note/Bond 3.500 10/31/27 199,625
150,000 United States Treasury Note/Bond 3.625 05/31/28 150,111
105,000 United States Treasury Note/Bond 4.375 08/31/28 107,141
100,000 United States Treasury Note/Bond 4.875 10/31/28 103,555
150,000 United States Treasury Note/Bond 3.125 11/15/28 147,932
500,000 United States Treasury Note/Bond 4.000 01/31/29 505,684
275,000 United States Treasury Note/Bond 4.250 02/28/29 280,328
250,000 United States Treasury Note/Bond 3.500 09/30/29 248,565
200,000 United States Treasury Note/Bond 4.125 10/31/29 203,383
450,000 United States Treasury Note/Bond 4.125 11/30/29 457,699

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY (continued)
$ 600,000 United States Treasury Note/Bond 4.375% 12/31/29 $ 616,102
2,800,000 United States Treasury Note/Bond 4.250 01/31/30 2,862,234
350,000 United States Treasury Note/Bond 4.000 03/31/30 354,430
200,000 United States Treasury Note/Bond 3.875 06/30/30 201,523
150,000 United States Treasury Note/Bond 3.875 07/31/30 151,119
100,000 United States Treasury Note/Bond 3.625 08/31/30 99,648
300,000 United States Treasury Note/Bond 3.625 09/30/30 298,875
300,000 United States Treasury Note/Bond 3.625 10/31/30 298,898
200,000 United States Treasury Note/Bond 3.750 08/31/31 199,500
500,000 United States Treasury Note/Bond 4.375 01/31/32 514,883
30,000 United States Treasury Note/Bond 4.000 02/15/34 30,020
60,000 United States Treasury Note/Bond 4.250 11/15/34 60,909
50,000 United States Treasury Note/Bond 4.625 02/15/35 52,156
300,000 United States Treasury Note/Bond 4.250 05/15/35 304,031
1,400,000 United States Treasury Note/Bond 4.250 08/15/35 1,417,500
50,000 United States Treasury Note/Bond 3.875 02/15/43 45,766
20,000 United States Treasury Note/Bond 4.500 02/15/44 19,716
200,000 United States Treasury Note/Bond 4.750 08/15/45 206,000
25,000 United States Treasury Note/Bond 4.750 11/15/53 25,285
335,000 United States Treasury Note/Bond 4.250 08/15/54 312,361
100,000 United States Treasury Note/Bond 4.500 11/15/54 97,254
250,000 United States Treasury Note/Bond 4.625 02/15/55 248,164
100,000 United States Treasury Note/Bond 4.750 05/15/55 101,313
100,000 United States Treasury Note/Bond 4.750 08/15/55 101,359
30,000 United States Treasury Note/Bond - When Issued 2.750 04/30/27 29,614
TOTAL U.S. TREASURY
(Cost $19,897,165) 20,028,475
TOTAL LONG-TERM INVESTMENTS
(Cost $63,516,569) 63,144,604
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.0%
656,710 (f) State Street Navigator Securities Lending Government Money
Market Portfolio
4.060 (g) $ 656,710
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $656,710) 656,710
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.0%
U.S. TREASURY - 0.0%
600 United States Treasury Note/Bond 0.750 04/30/26 591
TOTAL U.S. TREASURY
(Cost $600) 591
TOTAL SHORT-TERM INVESTMENTS
(Cost $600) 591
TOTAL INVESTMENTS - 99.6%
(Cost $64,173,879) 63,801,905
OTHER ASSETS & LIABILITIES, NET - 0.4% 232,888
NET ASSETS - 100% $ 64,034,793
REIT Real Estate Investment Trust
(a) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $639,498.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $1,435,645 or 2.3% of Total Investments.
(c) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(d) Principal Amount (000) rounds to less than $1,000.
(e) When-issued or delayed delivery security.

Portfolio of Investments October 31, 2025
(continued)
NUAG

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(f) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(g) The rate shown is the one-day yield as of the end of the reporting period.
NUAG
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Debt $ – $ 19,048,664 $ – $ 19,048,664
Government Related – 5,115,102 – 5,115,102
Securitized – 18,952,363 – 18,952,363
U.S. Treasury – 20,028,475 – 20,028,475
Investments Purchased with Collateral from Securities
Lending 656,710 – – 656,710
Short-Term Investments:
U.S. Treasury – 591 – 591
Total $ 656,710 $ 63,145,195 $ – $ 63,801,905
a

Portfolio of Investments October 31, 2025
NUSA
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.3%
CORPORATE DEBT - 23.2%
FINANCIALS - 10.4%
$ 80,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.875% 01/23/28 $ 79,390
10,000 Alexandria Real Estate Equities Inc 4.500 07/30/29 10,005
20,000 Ally Financial Inc 7.100 11/15/27 20,974
90,000 American Express Co 5.850 11/05/27 93,219
50,000 American International Group Inc 4.850 05/07/30 51,148
100,000 Banco Santander SA 1.722 09/14/27 97,847
180,000 Bank of America Corp 4.376 04/27/28 180,565
50,000 Bank of America Corp 5.162 01/24/31 51,627
50,000 Bank of Montreal 5.717 09/25/28 52,189
50,000 (a) Bank of Montreal 5.004 01/27/29 50,965
50,000 Bank of New York Mellon Corp/The 4.441 06/09/28 50,322
50,000 Bank of Nova Scotia/The 5.130 02/14/31 51,357
80,000 Barclays PLC 2.279 11/24/27 78,375
30,000 Brixmor Operating Partnership LP 3.900 03/15/27 29,867
10,000 (a) Canadian Imperial Bank of Commerce 5.260 04/08/29 10,341
14,000 Capital One Financial Corp 3.800 01/31/28 13,899
20,000 Centene Corp 4.250 12/15/27 19,712
50,000 Centene Corp 3.000 10/15/30 44,607
27,000 Charles Schwab Corp/The 2.450 03/03/27 26,458
20,000 Charles Schwab Corp/The 5.643 05/19/29 20,750
150,000 Citigroup Inc 4.658 05/24/28 151,119
50,000 Citigroup Inc 4.952 05/07/31 51,005
50,000 Deutsche Bank AG/New York NY 5.371 09/09/27 51,264
30,000 Digital Realty Trust LP 3.700 08/15/27 29,799
20,000 Elevance Health Inc 3.650 12/01/27 19,850
10,000 EPR Properties 4.500 06/01/27 10,000
7,000 Equitable Holdings Inc 4.350 04/20/28 7,020
30,000 Fifth Third Bancorp 1.707 11/01/27 29,230
155,000 Goldman Sachs Group Inc/The 4.482 08/23/28 155,799
14,000 Goldman Sachs Group Inc/The 6.484 10/24/29 14,876
50,000 Goldman Sachs Group Inc/The 5.218 04/23/31 51,600
102,000 HSBC Holdings PLC 4.755 06/09/28 102,795
40,000 HSBC Holdings PLC 2.357 08/18/31 36,283
50,000 Humana Inc 5.750 12/01/28 52,005
80,000 JPMorgan Chase & Co 2.947 02/24/28 78,809
38,000 JPMorgan Chase & Co 4.851 07/25/28 38,483
50,000 JPMorgan Chase & Co 4.995 07/22/30 51,298
50,000 JPMorgan Chase & Co 4.603 10/22/30 50,667
70,000 JPMorgan Chase & Co 5.140 01/24/31 72,326
40,000 Kimco Realty OP LLC 3.800 04/01/27 39,872
20,000 Lincoln National Corp 3.625 12/12/26 19,873
60,000 Lloyds Banking Group PLC 3.750 03/18/28 59,626
20,000 M&T Bank Corp 7.413 10/30/29 21,651
60,000 Mitsubishi UFJ Financial Group Inc 4.080 04/19/28 59,930
40,000 Mizuho Financial Group Inc 4.018 03/05/28 40,027
83,000 Morgan Stanley 5.164 04/20/29 84,855
100,000 Morgan Stanley 5.042 07/19/30 102,603
60,000 (a) Morgan Stanley 5.192 04/17/31 61,850
45,000 Nasdaq Inc 5.350 06/28/28 46,427
5,000 ORIX Corp 5.000 09/13/27 5,082
50,000 ORIX Corp 4.450 09/09/30 49,996
50,000 PNC Financial Services Group Inc/The 5.222 01/29/31 51,699
20,000 Progressive Corp/The 2.500 03/15/27 19,607
50,000 Realty Income Corp 3.950 02/01/29 49,751
100,000 Royal Bank of Canada 4.969 08/02/30 102,320
30,000 (a) Santander Holdings USA Inc 2.490 01/06/28 29,294
40,000 State Street Corp 5.820 11/04/28 41,343
50,000 (a) State Street Corp 4.834 04/24/30 51,355
80,000 Sumitomo Mitsui Financial Group Inc 4.660 07/08/31 80,889

Portfolio of Investments October 31, 2025
(continued)
NUSA

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIALS (continued)
$ 50,000 Synchrony Financial 5.019% 07/29/29 $ 50,371
10,000 Synovus Financial Corp 6.168 11/01/30 10,344
50,000 Toronto-Dominion Bank/The 4.861 01/31/28 50,822
50,000 Toronto-Dominion Bank/The 4.808 06/03/30 50,993
50,000 Truist Financial Corp 7.161 10/30/29 54,043
30,000 Ventas Realty LP 3.850 04/01/27 29,859
10,000 Voya Financial Inc 4.700 01/23/48 9,551
50,000 Webster Financial Corp 5.784 09/11/35 49,993
50,000 Wells Fargo & Co 4.970 04/23/29 50,910
100,000 Wells Fargo & Co 5.150 04/23/31 103,130
50,000 Welltower OP LLC 4.500 07/01/30 50,544
40,000 Westpac Banking Corp 5.050 04/16/29 41,347
20,000 Willis North America Inc 4.650 06/15/27 20,122
TOTAL FINANCIALS 3,677,924
INDUSTRIAL - 11.3%
60,000 AbbVie Inc 4.800 03/15/29 61,392
10,000 Adobe Inc 4.850 04/04/27 10,139
50,000 Adobe Inc 4.950 01/17/30 51,721
50,000 American Honda Finance Corp 4.500 09/04/30 50,119
40,000 American Tower Corp 3.650 03/15/27 39,708
50,000 American Tower Corp 4.900 03/15/30 51,043
40,000 Amgen Inc 3.200 11/02/27 39,364
20,000 Analog Devices Inc 4.500 06/15/30 20,297
20,000 Arrow Electronics Inc 5.150 08/21/29 20,420
50,000 Astrazeneca Finance LLC 4.850 02/26/29 51,272
100,000 Broadcom Inc 4.200 10/15/30 99,812
50,000 Bunge Ltd Finance Corp 4.550 08/04/30 50,401
20,000 Canadian Pacific Railway Co 1.750 12/02/26 19,526
50,000 Caterpillar Financial Services Corp 4.800 01/08/30 51,675
70,000 Cigna Group/The 5.000 05/15/29 71,802
50,000 Cintas Corp No 2 4.200 05/01/28 50,228
100,000 Cisco Systems Inc 4.750 02/24/30 102,489
50,000 CNH Industrial Capital LLC 4.500 10/08/27 50,354
60,000 Coca-Cola Co/The 1.500 03/05/28 57,063
10,000 Colgate-Palmolive Co 3.100 08/15/27 9,891
10,000 Colgate-Palmolive Co 4.200 05/01/30 10,091
80,000 Comcast Corp 3.300 04/01/27 79,160
50,000 (a) Conagra Brands Inc 5.000 08/01/30 50,675
40,000 Crown Castle Inc 2.900 03/15/27 39,280
50,000 Cummins Inc 4.250 05/09/28 50,352
20,000 Dell International LLC / EMC Corp 5.250 02/01/28 20,451
20,000 Dollar General Corp 4.625 11/01/27 20,146
70,000 Eastman Chemical Co 5.000 08/01/29 71,271
10,000 eBay Inc 5.950 11/22/27 10,365
50,000 Eli Lilly & Co 4.150 08/14/27 50,331
10,000 Eli Lilly & Co 4.000 10/15/28 10,036
50,000 Enbridge Inc 5.300 04/05/29 51,600
20,000 Equinix Inc 1.800 07/15/27 19,220
10,000 FedEx Corp 4.250 05/15/30 9,963
15,000 Fidelity National Information Services Inc 1.650 03/01/28 14,103
40,000 Fiserv Inc 5.450 03/02/28 40,761
10,000 FMC Corp 3.450 10/01/29 9,322
30,000 GE HealthCare Technologies Inc 4.800 08/14/29 30,612
20,000 General Mills Inc 4.200 04/17/28 20,014
100,000 (a) General Motors Financial Co Inc 5.450 07/15/30 103,618
20,000 Gilead Sciences Inc 2.950 03/01/27 19,760
15,000 Global Payments Inc 4.950 08/15/27 15,143
43,000 HCA Inc 3.125 03/15/27 42,444
50,000 HCA Inc 4.300 11/15/30 49,757
10,000 Hershey Co/The 4.550 02/24/28 10,164
30,000 Hewlett Packard Enterprise Co 5.250 07/01/28 30,810
20,000 Home Depot Inc/The 4.900 04/15/29 20,587

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 50,000 IBM International Capital Pte Ltd 4.600% 02/05/29 $ 50,724
30,000 Illumina Inc 5.750 12/13/27 30,841
50,000 Intel Corp 1.600 08/12/28 46,667
10,000 IQVIA Inc 6.250 02/01/29 10,534
10,000 Jabil Inc 4.250 05/15/27 10,001
100,000 John Deere Capital Corp 4.250 06/05/28 100,817
40,000 John Deere Capital Corp 4.950 07/14/28 41,072
30,000 Kellanova 3.400 11/15/27 29,650
20,000 Keurig Dr Pepper Inc 5.050 03/15/29 20,389
20,000 Kinder Morgan Inc 1.750 11/15/26 19,540
20,000 Laboratory Corp of America Holdings 3.600 09/01/27 19,865
20,000 Lennox International Inc 1.700 08/01/27 19,126
20,000 Mastercard Inc 4.875 03/09/28 20,434
10,000 Mastercard Inc 4.550 03/15/28 10,163
10,000 McCormick & Co Inc/MD 3.400 08/15/27 9,885
10,000 McDonald's Corp 3.500 07/01/27 9,921
50,000 McDonald's Corp 5.000 05/17/29 51,409
30,000 Merck & Co Inc 4.050 05/17/28 30,152
30,000 Mondelez International Inc 2.625 03/17/27 29,423
10,000 Motorola Solutions Inc 4.600 02/23/28 10,095
20,000 MPLX LP 4.250 12/01/27 20,032
50,000 National Fuel Gas Co 5.500 03/15/30 51,655
10,000 Nokia Oyj 4.375 06/12/27 9,980
10,000 Nordson Corp 4.500 12/15/29 10,083
10,000 Nutrien Ltd 5.200 06/21/27 10,162
16,000 ONEOK Inc 5.550 11/01/26 16,192
50,000 Oracle Corp 2.800 04/01/27 49,079
50,000 Oracle Corp 4.800 08/03/28 50,718
100,000 Oracle Corp 4.200 09/27/29 99,188
15,000 PACCAR Financial Corp 5.000 05/13/27 15,257
50,000 PACCAR Financial Corp 4.550 05/08/30 50,916
10,000 Parker-Hannifin Corp 4.250 09/15/27 10,047
10,000 PayPal Holdings Inc 3.900 06/01/27 9,988
40,000 PepsiCo Inc 5.125 11/10/26 40,446
30,000 PepsiCo Inc 4.500 07/17/29 30,613
10,000 Phillips 66 Co 3.750 03/01/28 9,906
30,000 Procter & Gamble Co/The 1.900 02/01/27 29,323
10,000 Regal Rexnord Corp 6.050 04/15/28 10,344
50,000 Republic Services Inc 4.750 07/15/30 51,186
30,000 Rogers Communications Inc 3.200 03/15/27 29,574
40,000 Roper Technologies Inc 1.400 09/15/27 38,108
11,000 Ryder System Inc 2.850 03/01/27 10,814
10,000 Ryder System Inc 6.300 12/01/28 10,595
50,000 Ryder System Inc 4.900 12/01/29 51,170
10,000 S&P Global Inc 2.450 03/01/27 9,803
20,000 Sabine Pass Liquefaction LLC 5.000 03/15/27 20,115
50,000 Sanofi SA 3.800 11/03/28 49,908
30,000 Sherwin-Williams Co/The 3.450 06/01/27 29,719
10,000 Stanley Black & Decker Inc 4.250 11/15/28 9,988
20,000 Starbucks Corp 3.500 03/01/28 19,751
50,000 Starbucks Corp 4.800 05/15/30 51,027
50,000 Stryker Corp 4.850 02/10/30 51,282
10,000 Sysco Corp 3.250 07/15/27 9,873
50,000 Texas Instruments Inc 4.500 05/23/30 50,833
10,000 Toll Brothers Finance Corp 3.800 11/01/29 9,803
50,000 Toyota Motor Credit Corp 4.050 09/05/28 50,127
50,000 Toyota Motor Credit Corp 4.800 05/15/30 51,268
12,000 TransCanada PipeLines Ltd 4.250 05/15/28 11,995
20,000 Tyco Electronics Group SA 4.625 02/01/30 20,337
20,000 Unilever Capital Corp 4.875 09/08/28 20,531
50,000 Valero Energy Corp 5.150 02/15/30 51,424
60,000 Verizon Communications Inc 2.100 03/22/28 57,321

Portfolio of Investments October 31, 2025
(continued)
NUSA

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 19,000 (b) Verizon Communications Inc 5.401% 07/02/37 $ 19,232
15,000 VMware LLC 3.900 08/21/27 14,963
60,000 Waste Management Inc 3.150 11/15/27 59,067
50,000 Westinghouse Air Brake Technologies Corp 4.900 05/29/30 51,106
80,000 Williams Cos Inc/The 4.800 11/15/29 81,425
20,000 Zimmer Biomet Holdings Inc 5.350 12/01/28 20,673
TOTAL INDUSTRIAL 3,966,407
UTILITY - 1.5%
38,000 American Water Capital Corp 2.950 09/01/27 37,315
20,000 Atmos Energy Corp 3.000 06/15/27 19,722
50,000 Black Hills Corp 4.550 01/31/31 49,898
50,000 Consumers Energy Co 4.500 01/15/31 50,518
50,000 DTE Energy Co 4.950 07/01/27 50,604
60,000 Edison International 5.250 11/15/28 60,411
49,000 Eversource Energy 2.900 03/01/27 48,185
50,000 FirstEnergy Transmission LLC 4.550 01/15/30 50,319
50,000 National Rural Utilities Cooperative Finance Corp 5.100 05/06/27 50,770
25,000 OGE Energy Corp 5.450 05/15/29 25,960
70,000 Wisconsin Public Service Corp 4.550 12/01/29 71,100
TOTAL UTILITY 514,802
TOTAL CORPORATE DEBT
(Cost $8,047,153) 8,159,133
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT RELATED - 5.9%
GOVERNMENT AGENCY - 2.1%
40,000 Equinor ASA 3.000 04/06/27 39,596
80,000 Export Development Canada 4.375 06/29/26 80,220
50,000 Export Development Canada 3.750 09/07/27 50,044
200,000 Korea Development Bank/The 4.625 02/03/28 203,057
80,000 Kreditanstalt fuer Wiederaufbau 3.500 08/27/27 79,791
50,000 Kreditanstalt fuer Wiederaufbau 3.500 08/09/28 49,836
80,000 Landwirtschaftliche Rentenbank 1.750 07/27/26 78,778
20,000 Oesterreichische Kontrollbank AG 0.500 02/02/26 19,826
70,000 Oesterreichische Kontrollbank AG 4.750 05/21/27 71,055
45,000 Oesterreichische Kontrollbank AG 4.000 05/28/28 45,354
36,000 Svensk Exportkredit AB 4.375 02/13/26 36,022
TOTAL GOVERNMENT AGENCY 753,579
MUNICIPAL BONDS - 0.5%
28,000 Province of British Columbia Canada 4.800 11/15/28 28,841
60,000 Province of Ontario Canada 4.200 01/18/29 60,808
60,000 Province of Quebec Canada 4.500 04/03/29 61,416
10,000 Province of Saskatchewan Canada 4.650 01/28/30 10,311
TOTAL MUNICIPAL BONDS 161,376
SOVEREIGN DEBT - 3.3%
70,000 African Development Bank 0.875 07/22/26 68,523
50,000 Asian Development Bank 4.250 01/09/26 50,008
140,000 Asian Development Bank 1.000 04/14/26 138,159
100,000 Canada Government International Bond 3.750 04/26/28 100,317
50,000 Council Of Europe Development Bank 3.625 05/08/28 49,952
60,000 Council Of Europe Development Bank 4.500 01/15/30 61,749
60,000 European Investment Bank 2.375 05/24/27 58,817
40,000 European Investment Bank 3.875 06/15/28 40,244
50,000 European Investment Bank 4.750 06/15/29 51,787
40,000 Indonesia Government International Bond 4.550 01/11/28 40,355
110,000 Inter-American Development Bank 4.500 05/15/26 110,316
50,000 Inter-American Development Bank 3.750 06/14/30 50,010
80,000 International Bank for Reconstruction & Development 4.000 08/27/26 80,074
60,000 International Bank for Reconstruction & Development 4.625 08/01/28 61,516
60,000 International Bank for Reconstruction & Development 3.875 10/16/29 60,360
50,000 International Bank for Reconstruction & Development 3.500 10/28/30 49,401

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOVEREIGN DEBT (continued)
$ 18,000 International Finance Corp 4.500% 07/13/28 $ 18,390
10,000 Republic of Poland Government International Bond 5.500 11/16/27 10,312
60,000 Republic of Poland Government International Bond 4.875 02/12/30 61,844
TOTAL SOVEREIGN DEBT 1,162,134
TOTAL GOVERNMENT RELATED
(Cost $2,057,933) 2,077,089
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED - 6.4%
47,023 BANK 2021-BNK34 1.935 06/15/63 44,302
45,000 BANK5 2024-5YR9 5.614 08/15/57 46,838
50,000 BBCMS Mortgage Trust 2025-5C33 5.839 03/15/58 52,720
100,000 Benchmark 2021-B29 Mortgage Trust 2.024 09/15/54 96,212
50,000 (c) Benchmark 2024-V7 Mortgage Trust 6.228 05/15/56 52,790
50,000 BMO 2025-5C10 Mortgage Trust 5.578 05/15/58 52,197
50,000 Capital One Multi-Asset Execution Trust 3.920 09/15/29 50,061
84,698 CarMax Auto Owner Trust 2023-4 6.000 07/17/28 85,741
100,000 Chase Issuance Trust 4.160 07/15/30 100,870
52,913 Fannie Mae Pool FN MA3798 3.000 10/01/34 51,286
14,715 Fannie Mae Pool FN MA3828 3.000 11/01/34 14,281
16,187 Fannie Mae Pool FN MA3897 3.000 01/01/35 15,690
92,103 Fannie Mae Pool FN MA3985 3.000 04/01/35 88,705
222,496 Fannie Mae Pool FN MA4206 2.000 12/01/35 206,006
92,184 Fannie Mae Pool FN MA4417 1.500 09/01/36 82,694
171,587 Fannie Mae Pool FN MA4469 1.500 11/01/36 153,989
130,898 Fannie Mae Pool FN MA4567 2.000 03/01/37 120,478
65,233 Fannie Mae Pool FN MA4583 2.500 04/01/37 61,377
62,699 Fannie Mae Pool FN MA4990 4.500 04/01/38 62,667
70,513 Fannie Mae Pool FN MA5023 4.000 05/01/38 69,415
75,333 Fannie Mae Pool FN MA5061 5.500 06/01/38 77,021
30,029 Fannie Mae Pool FN MA5093 5.000 07/01/38 30,349
68,131 Fannie Mae Pool FN MA5145 6.000 09/01/38 70,430
50,347 Federal Home Loan Mortgage Corporation, Notes FG G18642 3.500 04/01/32 49,813
100,000 Freddie Mac Multifamily Structured Pass Through Certificates 4.819 06/25/28 102,046
50,000 Freddie Mac Multifamily Structured Pass Through Certificates 4.618 07/25/29 51,003
50,000 (c) Freddie Mac Multifamily Structured Pass Through Certificates 4.410 01/25/30 50,744
45,000 (c) Freddie Mac Multifamily Structured Pass Through Certificates 4.513 02/25/30 45,828
50,000 Honda Auto Receivables 2024-3 Owner Trust 4.570 03/21/29 50,339
35,222 (b) SoFi Professional Loan Program 2020-C Trust 1.950 02/15/46 33,124
50,000 Toyota Auto Receivables 2025-A Owner Trust 4.640 08/15/29 50,516
45,000 Verizon Master Trust Series 2024-4 5.210 06/20/29 45,352
99,216 Wells Fargo Commercial Mortgage Trust 2018-C44 3.948 05/15/51 98,388
TOTAL SECURITIZED
(Cost $2,289,383) 2,263,272
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY - 62.8%
400,000 United States Treasury Note/Bond 1.875 02/28/27 390,766
300,000 United States Treasury Note/Bond 2.500 03/31/27 295,242
750,000 United States Treasury Note/Bond 3.875 03/31/27 752,197
850,000 United States Treasury Note/Bond 2.625 05/31/27 836,818
700,000 United States Treasury Note/Bond 3.875 05/31/27 702,461
150,000 United States Treasury Note/Bond 3.250 06/30/27 149,104
1,000,000 United States Treasury Note/Bond 3.750 06/30/27 1,001,875
250,000 United States Treasury Note/Bond 2.750 07/31/27 246,328
300,000 United States Treasury Note/Bond 3.875 07/31/27 301,266
150,000 United States Treasury Note/Bond 3.125 08/31/27 148,717
1,150,000 United States Treasury Note/Bond 3.625 08/31/27 1,150,270
700,000 United States Treasury Note/Bond 3.500 09/30/27 698,660
500,000 United States Treasury Note/Bond 3.500 10/31/27 499,062
500,000 United States Treasury Note/Bond 4.125 10/31/27 505,000

Portfolio of Investments October 31, 2025
(continued)
NUSA

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY (continued)
$ 500,000 United States Treasury Note/Bond 3.875% 11/30/27 $ 502,754
100,000 United States Treasury Note/Bond 3.875 12/31/27 100,578
500,000 United States Treasury Note/Bond 3.500 01/31/28 498,984
300,000 United States Treasury Note/Bond 4.000 02/29/28 302,672
700,000 United States Treasury Note/Bond 3.625 03/31/28 700,520
700,000 United States Treasury Note/Bond 3.500 04/30/28 698,414
400,000 United States Treasury Note/Bond 3.625 05/31/28 400,297
200,000 United States Treasury Note/Bond 4.000 06/30/28 202,047
75,000 United States Treasury Note/Bond 4.125 07/31/28 76,017
300,000 United States Treasury Note/Bond 4.625 09/30/28 308,449
250,000 United States Treasury Note/Bond 4.375 11/30/28 255,479
300,000 United States Treasury Note/Bond 4.000 01/31/29 303,410
500,000 United States Treasury Note/Bond 4.250 02/28/29 509,687
300,000 United States Treasury Note/Bond 4.125 03/31/29 304,711
1,150,000 United States Treasury Note/Bond 4.625 04/30/29 1,187,105
600,000 United States Treasury Note/Bond 4.500 05/31/29 617,133
100,000 United States Treasury Note/Bond 4.250 06/30/29 102,062
100,000 United States Treasury Note/Bond 4.000 07/31/29 101,203
200,000 United States Treasury Note/Bond 3.625 08/31/29 199,758
150,000 United States Treasury Note/Bond 3.500 09/30/29 149,139
350,000 United States Treasury Note/Bond 4.125 10/31/29 355,920
420,000 United States Treasury Note/Bond 4.125 11/30/29 427,186
900,000 United States Treasury Note/Bond 4.375 12/31/29 924,152
700,000 United States Treasury Note/Bond 4.250 01/31/30 715,559
800,000 United States Treasury Note/Bond 4.000 03/31/30 810,125
150,000 United States Treasury Note/Bond 3.875 04/30/30 151,154
150,000 United States Treasury Note/Bond 4.125 05/31/30 151,951
600,000 United States Treasury Note/Bond 3.875 06/30/30 604,570
350,000 United States Treasury Note/Bond 3.875 07/31/30 352,611
950,000 United States Treasury Note/Bond 3.625 08/31/30 946,660
400,000 United States Treasury Note/Bond 3.625 09/30/30 398,500
200,000 United States Treasury Note/Bond 3.625 10/31/30 199,266
850,000 United States Treasury Note/Bond - When Issued 2.750 04/30/27 839,076
TOTAL U.S. TREASURY
(Cost $21,886,295) 22,074,915
TOTAL LONG-TERM INVESTMENTS
(Cost $34,280,764) 34,574,409
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.8%
275,143 (d) State Street Navigator Securities Lending Government Money
Market Portfolio
4.060 (e) $ 275,143
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $275,143) 275,143
TOTAL INVESTMENTS - 99.1%
(Cost $34,555,907) 34,849,552
OTHER ASSETS & LIABILITIES, NET - 0.9% 308,808
NET ASSETS - 100% $ 35,158,360
S&P Standard & Poor's
(a) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $267,106.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $52,356 or 0.2% of Total Investments.
(c) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(d) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(e) The rate shown is the one-day yield as of the end of the reporting period.

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
NUSA
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Debt $ – $ 8,159,133 $ – $ 8,159,133
Government Related – 2,077,089 – 2,077,089
Securitized – 2,263,272 – 2,263,272
U.S. Treasury – 22,074,915 – 22,074,915
Investments Purchased with Collateral from Securities
Lending 275,143 – – 275,143
Total $ 275,143 $ 34,574,409 $ – $ 34,849,552
a

Portfolio of Investments October 31, 2025
NUHY
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 97.6%
CORPORATE DEBT - 97.6%
FINANCIALS - 15.6%
$ 250,000 Ally Financial Inc 6.700% 02/14/33 $ 260,644
180,000 (a),(b) Apollo Commercial Real Estate Finance Inc 4.625 06/15/29 173,250
390,000 (b) Baldwin Insurance Group Holdings LLC / Baldwin Insurance
Group Holdings Finance
7.125 05/15/31 400,204
110,000 Brandywine Operating Partnership LP 8.875 04/12/29 119,493
110,000 (b) Bread Financial Holdings Inc 9.750 03/15/29 117,413
162,000 (b) Brookfield Property REIT Inc / BPR Cumulus LLC / BPR Nimbus
LLC / GGSI Sellco LL
4.500 04/01/27 159,579
250,000 (b) Burford Capital Global Finance LLC 7.500 07/15/33 246,821
350,000 (b) Coinbase Global Inc 3.375 10/01/28 332,911
250,000 (b) Coinbase Global Inc 3.625 10/01/31 223,443
230,000 (b) Compass Group Diversified Holdings LLC 5.250 04/15/29 208,336
250,000 (b) Credit Acceptance Corp 9.250 12/15/28 262,178
350,000 (b) Credit Acceptance Corp 6.625 03/15/30 349,832
49,000 Diversified Healthcare Trust 4.375 03/01/31 43,003
200,000 (b) Encore Capital Group Inc 8.500 05/15/30 210,608
100,000 (b) FTAI Aviation Investors LLC 7.875 12/01/30 106,274
200,000 (b) FTAI Aviation Investors LLC 7.000 06/15/32 209,474
400,000 (b) FTAI Aviation Investors LLC 5.875 04/15/33 403,467
200,000 (b) FTAI Aviation Ltd 7.000 05/01/31 209,590
200,000 (b) Global Atlantic Fin Co 7.950 10/15/54 209,099
100,000 (b) goeasy Ltd 9.250 12/01/28 103,665
200,000 (b) goeasy Ltd 7.625 07/01/29 201,449
160,000 (b) Howard Hughes Corp/The 4.375 02/01/31 150,849
440,000 Kennedy-Wilson Inc 4.750 03/01/29 416,542
360,000 Kennedy-Wilson Inc 4.750 02/01/30 332,489
405,000 (a) Kennedy-Wilson Inc 5.000 03/01/31 373,848
70,000 (b) Liberty Mutual Group Inc 4.125 12/15/51 68,422
110,000 (b) Molina Healthcare Inc 3.875 11/15/30 101,466
230,000 (b) Molina Healthcare Inc 3.875 05/15/32 207,378
200,000 MPT Operating Partnership LP / MPT Finance Corp 3.500 03/15/31 141,213
200,000 (b) MPT Operating Partnership LP / MPT Finance Corp 8.500 02/15/32 209,537
150,000 (b) Nationstar Mortgage Holdings Inc 6.500 08/01/29 153,436
450,000 (b) Nationstar Mortgage Holdings Inc 7.125 02/01/32 469,125
100,000 (a) Navient Corp 5.500 03/15/29 98,203
200,000 Navient Corp 9.375 07/25/30 219,738
200,000 (a) Navient Corp 7.875 06/15/32 206,625
200,000 OneMain Finance Corp 3.500 01/15/27 196,760
300,000 OneMain Finance Corp 3.875 09/15/28 289,478
410,000 OneMain Finance Corp 7.875 03/15/30 432,115
250,000 OneMain Finance Corp 4.000 09/15/30 232,497
400,000 OneMain Finance Corp 7.500 05/15/31 417,813
390,000 (b) Park Intermediate Holdings LLC / PK Domestic Property LLC / PK
Finance Co-Issuer
4.875 05/15/29 378,790
210,000 (b) PennyMac Financial Services Inc 7.875 12/15/29 223,157
100,000 (b) PennyMac Financial Services Inc 7.125 11/15/30 104,698
145,000 (b) PennyMac Financial Services Inc 5.750 09/15/31 144,652
100,000 (b) PennyMac Financial Services Inc 6.875 05/15/32 104,309
100,000 (b) PennyMac Financial Services Inc 6.875 02/15/33 103,444
100,000 (b) PRA Group Inc 8.875 01/31/30 101,470
310,000 (b) PROG Holdings Inc 6.000 11/15/29 302,560
360,000 (b) RHP Hotel Properties LP / RHP Finance Corp 4.500 02/15/29 354,158
200,000 (b) RHP Hotel Properties LP / RHP Finance Corp 6.500 04/01/32 205,745
350,000 (b) Rocket Cos Inc 6.125 08/01/30 361,026
450,000 (b) Rocket Cos Inc 6.375 08/01/33 468,778
550,000 (b) Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 4.000 10/15/33 506,489
380,000 (b) Ryan Specialty LLC 5.875 08/01/32 386,339
251,000 SLM Corp 3.125 11/02/26 246,614
220,000 (b) Starwood Property Trust Inc 4.375 01/15/27 218,039

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIALS (continued)
$ 515,000 (b) Starwood Property Trust Inc 7.250% 04/01/29 $ 542,405
450,000 (b) Starwood Property Trust Inc 6.500 07/01/30 468,024
400,000 (b) Starwood Property Trust Inc 6.500 10/15/30 416,171
200,000 (b) Stonex Escrow Issuer LLC 6.875 07/15/32 206,921
200,000 (b) StoneX Group Inc 7.875 03/01/31 211,819
100,000 Synchrony Financial 7.250 02/02/33 106,003
460,000 (b) XHR LP 4.875 06/01/29 449,664
TOTAL FINANCIALS 15,879,542
INDUSTRIAL - 79.1%
770,000 (b) 1011778 BC ULC / New Red Finance Inc 3.500 02/15/29 741,940
350,000 (b) 1011778 BC ULC / New Red Finance Inc 6.125 06/15/29 359,658
150,000 (b) 1011778 BC ULC / New Red Finance Inc 5.625 09/15/29 152,666
100,000 (b) AAR Escrow Issuer LLC 6.750 03/15/29 103,250
150,000 (a),(b) Acadia Healthcare Co Inc 7.375 03/15/33 155,065
350,000 (b) ACCO Brands Corp 4.250 03/15/29 307,465
330,000 (b) AdaptHealth LLC 4.625 08/01/29 313,398
310,000 (b) AdaptHealth LLC 5.125 03/01/30 296,560
200,000 (b) Adient Global Holdings Ltd 7.000 04/15/28 204,716
150,000 (b) Adient Global Holdings Ltd 8.250 04/15/31 156,693
100,000 (b) ADT Security Corp/The 4.125 08/01/29 96,839
100,000 (b) ADT Security Corp/The 5.875 10/15/33 101,445
150,000 (b) Advance Auto Parts Inc 7.375 08/01/33 151,875
100,000 (b) Advanced Drainage Systems Inc 6.375 06/15/30 101,873
360,000 (b) Advantage Sales & Marketing Inc 6.500 11/15/28 309,387
300,000 (b) AECOM 6.000 08/01/33 307,878
750,000 (b) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
6.500 02/15/28 763,743
700,000 (b) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
6.250 03/15/33 719,554
240,000 (b) Allegiant Travel Co 7.250 08/15/27 242,698
110,000 (b) Allison Transmission Inc 3.750 01/30/31 101,562
100,000 (a),(b) Alta Equipment Group Inc 9.000 06/01/29 90,612
100,000 (b) AltaGas Ltd 7.200 10/15/54 102,514
650,000 American Axle & Manufacturing Inc 5.000 10/01/29 617,713
330,000 (b) Antero Midstream Partners LP / Antero Midstream Finance Corp 5.375 06/15/29 329,794
172,000 (b) Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7.000 04/15/30 173,245
20,000 (b) Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.750 01/15/29 19,194
150,000 (b) Archrock Partners LP / Archrock Partners Finance Corp 6.625 09/01/32 154,161
100,000 (b) Arcosa Inc 6.875 08/15/32 104,729
80,000 (b) Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance PLC
4.000 09/01/29 74,585
25,000 (b) Asbury Automotive Group Inc 4.625 11/15/29 24,283
260,000 (b) Asbury Automotive Group Inc 5.000 02/15/32 250,365
600,000 (b) Aston Martin Capital Holdings Ltd 10.000 03/31/29 533,613
140,000 (b) Avantor Funding Inc 3.875 11/01/29 132,967
350,000 (b) Avianca Midco 2 PLC 9.000 12/01/28 348,687
200,000 (b) Avianca Midco 2 PLC 9.625 02/14/30 198,400
60,000 (b) Avient Corp 7.125 08/01/30 61,753
150,000 (b) Avient Corp 6.250 11/01/31 153,143
150,000 (b) Avis Budget Car Rental LLC / Avis Budget Finance Inc 4.750 04/01/28 143,943
200,000 (b) Avis Budget Car Rental LLC / Avis Budget Finance Inc 5.375 03/01/29 192,620
150,000 (b) Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.000 02/15/31 152,452
110,000 (b) Axalta Coating Systems Dutch Holding B BV 7.250 02/15/31 115,331
110,000 (b) Axalta Coating Systems LLC 3.375 02/15/29 104,656
100,000 (b) Axon Enterprise Inc 6.125 03/15/30 102,704
150,000 (b) Axon Enterprise Inc 6.250 03/15/33 155,041
150,000 (b) B&G Foods Inc 8.000 09/15/28 141,024
390,000 Ball Corp 2.875 08/15/30 356,575
240,000 Ball Corp 3.125 09/15/31 218,704
100,000 (b) Bausch Health Cos Inc 4.875 06/01/28 91,000
720,000 (b) Bausch Health Cos Inc 11.000 09/30/28 754,733
500,000 Bell Telephone Co of Canada or Bell Canada 6.875 09/15/55 521,800

Portfolio of Investments October 31, 2025
(continued)
NUHY

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 950,000 Bell Telephone Co of Canada or Bell Canada 7.000% 09/15/55 $ 998,490
200,000 (b) Belron UK Finance PLC 5.750 10/15/29 202,634
55,000 Block Inc 6.500 05/15/32 57,065
150,000 (b) Bombardier Inc 7.500 02/01/29 156,269
300,000 (b) Bombardier Inc 8.750 11/15/30 323,551
200,000 (b) Bombardier Inc 7.250 07/01/31 212,284
200,000 (b) Bombardier Inc 7.000 06/01/32 209,978
100,000 (b) Bombardier Inc 6.750 06/15/33 104,975
250,000 (a),(b) British Telecommunications PLC 4.875 11/23/81 240,948
371,000 (b) Builders FirstSource Inc 4.250 02/01/32 351,020
160,000 (b) Builders FirstSource Inc 6.375 06/15/32 165,817
150,000 (b) Builders FirstSource Inc 6.375 03/01/34 155,343
150,000 (b) Cable One Inc 4.000 11/15/30 118,502
100,000 (b) CACI International Inc 6.375 06/15/33 103,972
290,000 Celanese US Holdings LLC 6.850 11/15/28 300,387
300,000 Celanese US Holdings LLC 6.830 07/15/29 306,402
170,000 Celanese US Holdings LLC 7.050 11/15/30 172,997
200,000 Celanese US Holdings LLC 6.879 07/15/32 200,959
200,000 Celanese US Holdings LLC 7.200 11/15/33 205,069
190,000 (b) Century Communities Inc 3.875 08/15/29 178,161
110,000 (b) Charles River Laboratories International Inc 3.750 03/15/29 105,462
200,000 (b) Charles River Laboratories International Inc 4.000 03/15/31 188,551
550,000 (b) Chart Industries Inc 7.500 01/01/30 573,596
240,000 (b) Chart Industries Inc 9.500 01/01/31 256,993
40,000 (b) Chemours Co/The 5.750 11/15/28 38,329
160,000 (b) Chemours Co/The 4.625 11/15/29 140,402
100,000 (a),(b) Chemours Co/The 8.000 01/15/33 96,654
110,000 (b) CHS/Community Health Systems Inc 6.875 04/15/29 99,729
100,000 (b) CHS/Community Health Systems Inc 6.125 04/01/30 84,022
160,000 (b) Cimpress PLC 7.375 09/15/32 162,614
150,000 (b) Cinemark USA Inc 5.250 07/15/28 149,306
145,000 (b) Cinemark USA Inc 7.000 08/01/32 150,266
290,000 (b) Clarivate Science Holdings Corp 4.875 07/01/29 270,536
250,000 (b) Clear Channel Outdoor Holdings Inc 7.750 04/15/28 248,107
150,000 (a),(b) Clear Channel Outdoor Holdings Inc 7.500 06/01/29 147,187
250,000 (b) Clear Channel Outdoor Holdings Inc 7.875 04/01/30 262,092
500,000 (a),(b) Clue Opco LLC 9.500 10/15/31 509,690
320,000 (b) Coherent Corp 5.000 12/15/29 316,577
150,000 (b) CommScope LLC 4.750 09/01/29 149,533
150,000 (b) CommScope LLC 9.500 12/15/31 152,792
500,000 (b) Concentra Health Services Inc 6.875 07/15/32 521,518
300,000 (b) Connect Finco SARL / Connect US Finco LLC 9.000 09/15/29 317,674
450,000 (b) Cornerstone Building Brands Inc 9.500 08/15/29 415,225
182,000 Crowdstrike Holdings Inc 3.000 02/15/29 173,415
150,000 (b) Crown Americas LLC 5.875 06/01/33 152,022
200,000 (b) CVR Energy Inc 8.500 01/15/29 204,968
180,000 (b) Darling Ingredients Inc 6.000 06/15/30 181,925
200,000 (b) DaVita Inc 6.875 09/01/32 207,186
200,000 (b) DaVita Inc 6.750 07/15/33 207,367
650,000 (b) Diebold Nixdorf Inc 7.750 03/31/30 688,319
40,000 (b) Domtar Corp 6.750 10/01/28 30,367
70,000 (b) Dycom Industries Inc 4.500 04/15/29 68,585
140,000 (b) Dye & Durham Ltd 8.625 04/15/29 132,570
100,000 (b) Edgewell Personal Care Co 4.125 04/01/29 94,976
170,000 (b) Elastic NV 4.125 07/15/29 163,867
104,000 (b) Enerflex Ltd 9.000 10/15/27 106,135
420,000 (b) Entegris Inc 5.950 06/15/30 426,401
150,000 (b) Excelerate Energy LP 8.000 05/15/30 158,368
250,000 (b) Fair Isaac Corp 6.000 05/15/33 254,474
150,000 (b) Ferrellgas LP / Ferrellgas Finance Corp 9.250 01/15/31 151,354
110,000 FMC Corp 8.450 11/01/55 106,752
300,000 Fortrea Holdings Inc 7.500 07/01/30 288,012

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 200,000 (b) Forvia SE 6.750% 09/15/33 $ 202,874
600,000 (b) Frontier Communications Holdings LLC 5.000 05/01/28 599,205
270,000 (b) Frontier Communications Holdings LLC 6.750 05/01/29 272,720
370,000 (b) Frontier Communications Holdings LLC 6.000 01/15/30 375,195
150,000 (b) Frontier Communications Holdings LLC 8.750 05/15/30 156,916
270,000 (b) Frontier Communications Holdings LLC 8.625 03/15/31 285,035
335,000 (b) Gap Inc/The 3.625 10/01/29 315,180
250,000 (b) Garrett Motion Holdings Inc / Garrett LX I Sarl 7.750 05/31/32 263,104
150,000 (b) Gates Corp/DE 6.875 07/01/29 155,731
200,000 (b) Gen Digital Inc 6.750 09/30/27 203,099
150,000 (b) Gen Digital Inc 7.125 09/30/30 154,805
250,000 (b) Genesee & Wyoming Inc 6.250 04/15/32 255,047
350,000 Genesis Energy LP / Genesis Energy Finance Corp 8.875 04/15/30 368,878
175,000 Genesis Energy LP / Genesis Energy Finance Corp 7.875 05/15/32 180,248
200,000 Genesis Energy LP / Genesis Energy Finance Corp 8.000 05/15/33 206,562
130,000 (b) Go Daddy Operating Co LLC / GD Finance Co Inc 3.500 03/01/29 123,785
100,000 Goodyear Tire & Rubber Co/The 5.000 07/15/29 95,182
200,000 Goodyear Tire & Rubber Co/The 5.250 07/15/31 182,312
100,000 (b) Graphic Packaging International LLC 6.375 07/15/32 101,313
750,000 (b) Gray Media Inc 10.500 07/15/29 808,222
300,000 (b) Gray Media Inc 5.375 11/15/31 208,268
250,000 (b) Gray Media Inc 7.250 08/15/33 244,767
410,000 (b) Grifols SA 4.750 10/15/28 396,446
100,000 (b) Group 1 Automotive Inc 6.375 01/15/30 102,001
400,000 (b) HealthEquity Inc 4.500 10/01/29 389,259
41,000 (b) Heartland Dental LLC / Heartland Dental Finance Corp 10.500 04/30/28 43,245
100,000 (b) Herc Holdings Inc 6.625 06/15/29 103,267
200,000 (b) Herc Holdings Inc 7.000 06/15/30 209,336
270,000 (b) Herc Holdings Inc 7.250 06/15/33 284,662
280,000 (b) Hess Midstream Operations LP 6.500 06/01/29 290,137
120,000 (b) Hess Midstream Operations LP 4.250 02/15/30 116,878
150,000 (a) Hillenbrand Inc 6.250 02/15/29 154,107
100,000 (b) Hilton Domestic Operating Co Inc 5.875 04/01/29 102,081
300,000 (b) Hilton Domestic Operating Co Inc 3.750 05/01/29 290,177
180,000 (b) Hilton Domestic Operating Co Inc 4.000 05/01/31 171,060
360,000 (b) Hilton Domestic Operating Co Inc 3.625 02/15/32 331,657
550,000 (b) Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations
Borrower Inc
5.000 06/01/29 528,118
408,000 (b) Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations
Borrower Inc
4.875 07/01/31 377,214
170,000 (b) Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations
Borrower Inc
6.625 01/15/32 172,512
200,000 HLF Financing Sarl LLC / Herbalife International Inc 12.250 04/15/29 216,240
220,000 (a),(b) HLF Financing Sarl LLC / Herbalife International Inc 4.875 06/01/29 193,073
100,000 (b) Insight Enterprises Inc 6.625 05/15/32 102,346
300,000 (b) IQVIA Inc 6.500 05/15/30 311,564
100,000 (b) Iron Mountain Inc 7.000 02/15/29 103,005
200,000 (b) Iron Mountain Inc 6.250 01/15/33 204,545
290,000 (b) Iron Mountain Information Management Services Inc 5.000 07/15/32 280,320
200,000 (b) Jaguar Land Rover Automotive PLC 5.875 01/15/28 200,094
410,000 (b) Jazz Securities DAC 4.375 01/15/29 401,716
900,000 (b) JetBlue Airways Corp / JetBlue Loyalty LP 9.875 09/20/31 884,605
390,000 (b) Kinetik Holdings LP 5.875 06/15/30 392,915
300,000 (b) Kodiak Gas Services LLC 7.250 02/15/29 311,530
100,000 (b) Kodiak Gas Services LLC 6.500 10/01/33 102,474
300,000 (b) Kodiak Gas Services LLC 6.750 10/01/35 308,944
100,000 (b) Lamb Weston Holdings Inc 4.125 01/31/30 96,584
100,000 (b) Lamb Weston Holdings Inc 4.375 01/31/32 95,332
100,000 (b) Level 3 Financing Inc 4.500 04/01/30 92,375
250,000 (b) Level 3 Financing Inc 6.875 06/30/33 256,072
100,000 (b) Level 3 Financing Inc 7.000 03/31/34 102,740
300,000 (b) Life Time Inc 6.000 11/15/31 304,215

Portfolio of Investments October 31, 2025
(continued)
NUHY

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 140,000 (b) LifePoint Health Inc 9.875% 08/15/30 $ 151,146
250,000 (b) LifePoint Health Inc 8.375 02/15/32 269,947
60,000 (b) Lithia Motors Inc 3.875 06/01/29 57,295
310,000 (b) Lithia Motors Inc 4.375 01/15/31 295,529
250,000 (b) Live Nation Entertainment Inc 3.750 01/15/28 243,936
190,000 (a),(b) Magnera Corp 4.750 11/15/29 158,213
330,000 (b) Marriott Ownership Resorts Inc 4.500 06/15/29 318,006
100,000 (b) Marriott Ownership Resorts Inc 6.500 10/01/33 98,601
400,000 (b) Masterbrand Inc 7.000 07/15/32 414,918
150,000 (b) Match Group Holdings II LLC 3.625 10/01/31 135,969
250,000 (b) Match Group Holdings II LLC 6.125 09/15/33 251,679
700,000 (b) McAfee Corp 7.375 02/15/30 640,808
90,000 (b) McGraw-Hill Education Inc 8.000 08/01/29 90,717
290,000 Mercer International Inc 5.125 02/01/29 187,513
100,000 (b) Methanex US Operations Inc 6.250 03/15/32 101,728
130,000 (b) Michaels Cos Inc/The 5.250 05/01/28 121,392
50,000 (b) Mobius Merger Sub Inc 9.000 06/01/30 41,645
100,000 (b) Murphy Oil USA Inc 3.750 02/15/31 93,061
510,000 (b) NCL Corp Ltd 7.750 02/15/29 545,490
600,000 (b) NCL Corp Ltd 5.875 01/15/31 599,716
860,000 (b) NCL Corp Ltd 6.750 02/01/32 883,702
500,000 (b) NCL Corp Ltd 6.250 09/15/33 505,709
400,000 (b) NCL Finance Ltd 6.125 03/15/28 408,457
340,000 (b) NCR Atleos Corp 9.500 04/01/29 367,174
220,000 (b) NESCO Holdings II Inc 5.500 04/15/29 215,080
250,000 (b) New Flyer Holdings Inc 9.250 07/01/30 266,182
200,000 Newell Brands Inc 6.375 09/15/27 199,470
300,000 Newell Brands Inc 6.625 09/15/29 293,386
250,000 (b) Open Text Holdings Inc 4.125 12/01/31 232,749
120,000 (b) Option Care Health Inc 4.375 10/31/29 115,812
720,000 (b) Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125 04/30/28 685,020
450,000 (b) Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125 04/30/31 344,942
400,000 (b) Organon & Co / Organon Foreign Debt Co-Issuer BV 6.750 05/15/34 358,370
510,000 (b) Outfront Media Capital LLC / Outfront Media Capital Corp 4.250 01/15/29 492,509
100,000 (a),(b) Owens & Minor Inc 6.625 04/01/30 76,116
520,000 (a),(b) Owens-Brockway Glass Container Inc 7.250 05/15/31 509,604
375,000 Paramount Global 6.375 03/30/62 369,390
200,000 (b) Parkland Corp 4.625 05/01/30 194,035
130,000 (b) Patrick Industries Inc 6.375 11/01/32 132,548
150,000 (a),(b) PBF Holding Co LLC / PBF Finance Corp 9.875 03/15/30 159,020
290,000 (b) PBF Holding Co LLC / PBF Finance Corp 7.875 09/15/30 291,313
955,000 (b) Performance Food Group Inc 4.250 08/01/29 931,360
400,000 (b) Performance Food Group Inc 6.125 09/15/32 410,679
420,000 Perrigo Finance Unlimited Co 4.900 06/15/30 410,834
200,000 (b) Phinia Inc 6.750 04/15/29 206,323
590,000 (b) Post Holdings Inc 4.500 09/15/31 554,050
525,000 (b) Post Holdings Inc 6.250 02/15/32 539,643
150,000 (b) Post Holdings Inc 6.375 03/01/33 151,919
150,000 (b) Post Holdings Inc 6.250 10/15/34 151,757
150,000 (b) Prestige Brands Inc 3.750 04/01/31 139,159
200,000 (b) Primo Water Holdings Inc / Triton Water Holdings Inc 6.250 04/01/29 200,123
400,000 (b) Primo Water Holdings Inc / Triton Water Holdings Inc 4.375 04/30/29 388,996
100,000 (b) Qnity Electronics Inc 5.750 08/15/32 101,763
100,000 (b) Qnity Electronics Inc 6.250 08/15/33 102,696
300,000 (b) QXO Building Products Inc 6.750 04/30/32 310,576
200,000 (b) Rakuten Group Inc 9.750 04/15/29 224,326
200,000 (b),(c) Rakuten Group Inc 8.125 N/A 208,961
355,000 (b),(c) Rakuten Group Inc 6.250 N/A 342,619
100,000 (b) RB Global Holdings Inc 6.750 03/15/28 102,106
110,000 (b) RB Global Holdings Inc 7.750 03/15/31 114,799
100,000 (b) Resideo Funding Inc 6.500 07/15/32 102,359
160,000 (b) Reworld Holding Corp 4.875 12/01/29 150,343

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 100,000 Rogers Communications Inc 7.000% 04/15/55 $ 104,556
350,000 Rogers Communications Inc 7.125 04/15/55 374,610
240,000 (b) Rogers Communications Inc 5.250 03/15/82 238,406
380,000 (b) RR Donnelley & Sons Co 9.500 08/01/29 389,622
360,000 (b) Sabre GLBL Inc 10.750 11/15/29 342,000
200,000 (b) Sabre GLBL Inc 11.125 07/15/30 189,000
200,000 SBA Communications Corp 3.125 02/01/29 189,058
188,000 (b) Seagate Data Storage Technology Pte Ltd 9.625 12/01/32 214,071
120,000 (b) Sealed Air Corp/Sealed Air Corp US 6.125 02/01/28 121,560
270,000 (b) SeaWorld Parks & Entertainment Inc 5.250 08/15/29 264,820
300,000 (a),(b) Select Medical Corp 6.250 12/01/32 304,319
220,000 (b) Sensata Technologies BV 4.000 04/15/29 214,398
200,000 (b) Sensata Technologies BV 5.875 09/01/30 201,940
500,000 Service Corp International/US 4.000 05/15/31 473,581
360,000 (b) Sinclair Television Group Inc 8.125 02/15/33 366,872
700,000 (b) Sirius XM Radio LLC 4.000 07/15/28 680,345
540,000 (a),(b) Sirius XM Radio LLC 3.875 09/01/31 489,937
170,000 (a) Six Flags Entertainment Corp 7.250 05/15/31 170,418
250,000 (b) Six Flags Entertainment Corp / Six Flags Theme Parks Inc 6.625 05/01/32 253,855
310,000 (b) Snap Inc 6.875 03/01/33 317,020
200,000 (b) Snap Inc 6.875 03/15/34 203,579
470,000 (b) Somnigroup International Inc 4.000 04/15/29 452,635
600,000 (b) Somnigroup International Inc 3.875 10/15/31 554,382
100,000 (b) Sonic Automotive Inc 4.625 11/15/29 97,243
200,000 (b) Sonic Automotive Inc 4.875 11/15/31 190,292
500,000 (b) Sotera Health Holdings LLC 7.375 06/01/31 525,451
170,000 (b) SPX FLOW Inc 8.750 04/01/30 173,959
300,000 (b) Stagwell Global LLC 5.625 08/15/29 285,836
230,000 (b) Stena International SA 7.250 01/15/31 234,804
220,000 (b) Suburban Propane Partners LP/Suburban Energy Finance Corp 5.000 06/01/31 208,416
260,000 (b) Summit Midstream Holdings LLC 8.625 10/31/29 264,490
150,000 (b) Sunoco LP 7.000 05/01/29 155,922
680,000 (b) Sunoco LP 7.250 05/01/32 716,899
210,000 (b) Sunrise FinCo I BV 4.875 07/15/31 200,059
110,000 (b) Superior Plus LP / Superior General Partner Inc 4.500 03/15/29 106,673
150,000 (b) Surgery Center Holdings Inc 7.250 04/15/32 154,337
100,000 TELUS Corp 6.625 10/15/55 103,165
100,000 TELUS Corp 7.000 10/15/55 106,669
450,000 (b) Tenneco Inc 8.000 11/17/28 448,772
180,000 (b) Terex Corp 5.000 05/15/29 176,658
200,000 (b) TGS ASA 8.500 01/15/30 207,100
310,000 (b) Thor Industries Inc 4.000 10/15/29 294,985
220,000 (b) TopBuild Corp 4.125 02/15/32 207,203
21,000 (b) TransDigm Inc 6.625 03/01/32 21,716
240,000 (b) Travel + Leisure Co 4.500 12/01/29 233,655
100,000 (b) Trinity Industries Inc 7.750 07/15/28 103,649
160,000 (a),(b) Tronox Inc 4.625 03/15/29 98,365
250,000 (b) TTM Technologies Inc 4.000 03/01/29 241,433
160,000 Twilio Inc 3.875 03/15/31 151,433
190,000 (b) Unisys Corp 10.625 01/15/31 201,423
350,000 (b) United Rentals North America Inc 6.125 03/15/34 365,220
100,000 (b) Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6.000 01/15/30 89,650
160,000 (b) Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 4.750 04/15/28 156,382
150,000 (b) Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.500 02/15/29 140,389
34,000 (b) Univision Communications Inc 4.500 05/01/29 31,955
228,000 (b) US Foods Inc 4.750 02/15/29 225,478
250,000 (b) US Foods Inc 4.625 06/01/30 245,332
100,000 (b) Vail Resorts Inc 5.625 07/15/30 101,283
100,000 (b) Vail Resorts Inc 6.500 05/15/32 103,834
90,000 (b) Valvoline Inc 3.625 06/15/31 82,113
150,000 (b) Veritiv Operating Co 10.500 11/30/30 156,102
130,000 (b) Vertiv Group Corp 4.125 11/15/28 128,070

Portfolio of Investments October 31, 2025
(continued)
NUHY

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 78,000 (a),(b) Victoria's Secret & Co 4.625% 07/15/29 $ 75,080
325,000 Vodafone Group PLC 4.125 06/04/81 305,106
630,000 (b) VZ Secured Financing BV 5.000 01/15/32 572,365
500,000 (b) Wayfair LLC 7.250 10/31/29 517,035
500,000 (b) Wayfair LLC 7.750 09/15/30 527,441
91,000 (b) Weatherford International Ltd 8.625 04/30/30 92,801
150,000 (b) WESCO Distribution Inc 6.375 03/15/29 154,975
150,000 (b) WESCO Distribution Inc 6.625 03/15/32 156,780
175,000 (b) WESCO Distribution Inc 6.375 03/15/33 182,810
100,000 (b) WEX Inc 6.500 03/15/33 102,267
100,000 Whirlpool Corp 6.125 06/15/30 99,018
100,000 Whirlpool Corp 6.500 06/15/33 97,564
130,000 (b) Williams Scotsman Inc 7.375 10/01/31 136,058
1,450,000 (b) Windstream Services LLC / Windstream Escrow Finance Corp 8.250 10/01/31 1,480,662
100,000 (b) Wolverine World Wide Inc 4.000 08/15/29 91,556
180,000 (b) XPO Inc 7.125 02/01/32 189,288
360,000 Yum! Brands Inc 3.625 03/15/31 337,990
700,000 Yum! Brands Inc 4.625 01/31/32 683,564
610,000 Yum! Brands Inc 5.375 04/01/32 616,694
100,000 (b) Zebra Technologies Corp 6.500 06/01/32 103,635
230,000 (b) ZipRecruiter Inc 5.000 01/15/30 180,038
390,000 (b) ZoomInfo Technologies LLC/ZoomInfo Finance Corp 3.875 02/01/29 367,861
TOTAL INDUSTRIAL 80,489,916
UTILITY - 2.9%
260,000 AES Corp/The 7.600 01/15/55 265,398
110,000 Algonquin Power & Utilities Corp 4.750 01/18/82 107,929
210,000 (b) Clearway Energy Operating LLC 3.750 02/15/31 194,468
200,000 (b) ContourGlobal Power Holdings SA 6.750 02/28/30 206,000
150,000 (b) LONG RIDGE ENERGY LLC 8.750 02/15/32 155,094
160,000 (b) NRG Energy Inc 5.750 07/15/29 160,605
200,000 PacifiCorp 7.375 09/15/55 210,105
210,000 (a),(b) XPLR Infrastructure Operating Partners LP 7.250 01/15/29 216,020
700,000 (b) XPLR Infrastructure Operating Partners LP 8.375 01/15/31 732,394
650,000 (b) XPLR Infrastructure Operating Partners LP 8.625 03/15/33 681,992
TOTAL UTILITY 2,930,005
TOTAL CORPORATE DEBT
(Cost $98,272,327) 99,299,463
TOTAL LONG-TERM INVESTMENTS
(Cost $98,272,327) 99,299,463
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 3.2%
3,297,486 (d) State Street Navigator Securities Lending Government Money
Market Portfolio
4.060 (e) $ 3,297,486
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $3,297,486) 3,297,486
TOTAL INVESTMENTS - 100.8%
(Cost $101,569,813) 102,596,949
OTHER ASSETS & LIABILITIES, NET - (0.8)% (861,007)
NET ASSETS - 100% $ 101,735,942
REIT Real Estate Investment Trust
(a) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $3,159,204.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $83,381,072 or 81.3% of Total Investments.
(c) Perpetual security. Maturity date is not applicable.

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(d) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(e) The rate shown is the one-day yield as of the end of the reporting period.
NUHY
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Debt $ – $ 99,299,463 $ – $ 99,299,463
Investments Purchased with Collateral from Securities
Lending 3,297,486 – – 3,297,486
Total $ 3,297,486 $ 99,299,463 $ – $ 102,596,949
a

Portfolio of Investments October 31, 2025
NUBD
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.4%
CORPORATE BONDS - 0.0%
CONSUMER DISCRETIONARY - 0.0%
$ 10,000 Aptiv Swiss Holdings Ltd 5 .750% 09/13/54 $ 9,706
TOTAL CONSUMER DISCRETIONARY 9,706
FINANCIALS - 0.0%
20,000 Aon Corp / Aon Global Holdings PLC 2 .900 08/23/51 12,640
TOTAL FINANCIALS 12,640
UTILITIES - 0.0%
10,000 PPL Electric Utilities Corp 5 .250 05/15/53 9,788
TOTAL UTILITIES 9,788
TOTAL CORPORATE BONDS
(Cost $31,164) 32,134
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CORPORATE DEBT - 24.1%
FINANCIALS - 8.1%
10,000 Aegon Ltd 5 .500 04/11/48 10,139
200,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2 .450 10/29/26 196,918
30,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3 .650 07/21/27 29,726
20,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3 .875 01/23/28 19,848
10,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5 .100 01/19/29 10,228
10,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6 .150 09/30/30 10,703
190,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3 .300 01/30/32 175,342
10,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3 .400 10/29/33 9,022
10,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5 .300 01/19/34 10,218
20,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6 .950 03/10/55 21,025
40,000 Aflac Inc 3 .600 04/01/30 39,211
10,000 Air Lease Corp 4 .625 10/01/28 10,027
80,000 Air Lease Corp 3 .125 12/01/30 73,915
50,000 Air Lease Corp 5 .200 07/15/31 50,899
30,000 Air Lease Corp 2 .875 01/15/32 26,862
50,000 Aircastle Ltd 4 .250 06/15/26 49,968
100,000 Allstate Corp/The 3 .850 08/10/49 78,353
50,000 Ally Financial Inc 5 .737 05/15/29 51,007
92,000 Ally Financial Inc 8 .000 11/01/31 104,738
30,000 Ally Financial Inc 8 .000 11/01/31 34,045
50,000 Ally Financial Inc 5 .548 07/31/33 50,209
40,000 American Assets Trust LP 3 .375 02/01/31 36,419
90,000 American Express Co 1 .650 11/04/26 88,007
50,000 American Express Co 5 .085 01/30/31 51,524
50,000 American Express Co 4 .918 07/20/33 50,942
180,000 (a) American Express Co 5 .625 07/28/34 188,943
150,000 American Express Co 5 .284 07/26/35 154,763
50,000 American Express Co 4 .804 10/24/36 49,427
50,000 American Homes 4 Rent LP 5 .500 07/15/34 51,598
70,000 American International Group Inc 3 .400 06/30/30 67,148
20,000 American International Group Inc 5 .125 03/27/33 20,542
20,000 American International Group Inc 4 .375 06/30/50 16,894
4,000 Ameriprise Financial Inc 2 .875 09/15/26 3,962
30,000 Ameriprise Financial Inc 5 .700 12/15/28 31,375
10,000 Ameriprise Financial Inc 4 .500 05/13/32 10,059
20,000 Ameriprise Financial Inc 5 .200 04/15/35 20,446
10,000 Aon Corp / Aon Global Holdings PLC 2 .850 05/28/27 9,813
120,000 Aon Corp / Aon Global Holdings PLC 5 .350 02/28/33 124,974
20,000 Aon Global Ltd 4 .600 06/14/44 17,766
60,000 Aon North America Inc 5 .450 03/01/34 62,513
20,000 Apollo Global Management Inc 6 .375 11/15/33 22,031
50,000 Apollo Global Management Inc 5 .150 08/12/35 50,341
20,000 (a) Apollo Global Management Inc 6 .000 12/15/54 19,882

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIALS (continued)
$ 20,000 Arthur J Gallagher & Co 2 .400% 11/09/31 $ 17,772
50,000 Arthur J Gallagher & Co 3 .500 05/20/51 35,544
90,000 Arthur J Gallagher & Co 3 .050 03/09/52 58,314
60,000 Arthur J Gallagher & Co 5 .550 02/15/55 58,284
62,000 Assurant Inc 2 .650 01/15/32 54,520
18,000 (a) Assured Guaranty US Holdings Inc 3 .150 06/15/31 16,850
10,000 AvalonBay Communities Inc 3 .300 06/01/29 9,706
100,000 AvalonBay Communities Inc 5 .300 12/07/33 104,101
40,000 AXIS Specialty Finance LLC 3 .900 07/15/29 39,433
20,000 AXIS Specialty Finance LLC 4 .900 01/15/40 19,368
320,000 Banco Santander SA 4 .175 03/24/28 319,551
150,000 Banco Santander SA 3 .490 05/28/30 144,317
40,000 Banco Santander SA 6 .921 08/08/33 44,366
200,000 Banco Santander SA 5 .127 11/06/35 200,175
50,000 Bank of America Corp 4 .250 10/22/26 50,077
40,000 Bank of America Corp 1 .734 07/22/27 39,293
40,000 Bank of America Corp 5 .933 09/15/27 40,576
50,000 Bank of America Corp 4 .979 01/24/29 50,891
130,000 Bank of America Corp 2 .087 06/14/29 123,415
150,000 Bank of America Corp 4 .271 07/23/29 150,563
740,000 Bank of America Corp 3 .974 02/07/30 734,947
200,000 Bank of America Corp 2 .592 04/29/31 186,014
250,000 Bank of America Corp 2 .651 03/11/32 228,588
120,000 Bank of America Corp 2 .299 07/21/32 106,763
100,000 Bank of America Corp 2 .972 02/04/33 91,190
310,000 Bank of America Corp 5 .872 09/15/34 332,304
50,000 Bank of America Corp 5 .464 05/09/36 52,309
50,000 Bank of America Corp 4 .078 04/23/40 44,838
272,000 Bank of America Corp 3 .311 04/22/42 216,510
20,000 Bank of America Corp 2 .831 10/24/51 12,958
250,000 (a) Bank of America Corp 2 .972 07/21/52 166,751
40,000 Bank of Montreal 2 .650 03/08/27 39,307
50,000 Bank of Montreal 5 .717 09/25/28 52,189
50,000 (a) Bank of Montreal 5 .004 01/27/29 50,965
50,000 Bank of Montreal 4 .640 09/10/30 50,610
50,000 Bank of Montreal 4 .350 09/22/31 49,824
58,000 Bank of Montreal 3 .803 12/15/32 57,025
100,000 Bank of New York Mellon Corp/The 2 .050 01/26/27 97,789
50,000 Bank of New York Mellon Corp/The 3 .442 02/07/28 49,634
50,000 Bank of New York Mellon Corp/The 3 .992 06/13/28 49,966
50,000 Bank of New York Mellon Corp/The 4 .942 02/11/31 51,358
140,000 Bank of New York Mellon Corp/The 5 .188 03/14/35 144,216
50,000 Bank of New York Mellon Corp/The 5 .606 07/21/39 52,248
60,000 Bank of Nova Scotia/The 1 .350 06/24/26 58,995
100,000 Bank of Nova Scotia/The 5 .400 06/04/27 102,159
50,000 Bank of Nova Scotia/The 5 .130 02/14/31 51,357
50,000 Bank of Nova Scotia/The 4 .338 09/15/31 49,713
50,000 Bank of Nova Scotia/The 4 .740 11/10/32 50,565
10,000 Bank of Nova Scotia/The 5 .650 02/01/34 10,647
60,000 Barclays PLC 4 .836 05/09/28 60,307
30,000 Barclays PLC 5 .501 08/09/28 30,610
200,000 (a) Barclays PLC 5 .367 02/25/31 206,287
40,000 Barclays PLC 2 .894 11/24/32 36,139
200,000 Barclays PLC 6 .692 09/13/34 221,472
210,000 Barclays PLC 5 .335 09/10/35 213,062
60,000 BlackRock Funding Inc 5 .350 01/08/55 59,824
50,000 Blackrock Inc 3 .250 04/30/29 48,913
20,000 Blackrock Inc 2 .400 04/30/30 18,638
30,000 Blackrock Inc 1 .900 01/28/31 26,850
50,000 Blackrock Inc 4 .750 05/25/33 51,062
132,000 Boston Properties LP 2 .900 03/15/30 123,093
30,000 Boston Properties LP 6 .500 01/15/34 32,315

Portfolio of Investments October 31, 2025
(continued)
NUBD

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIALS (continued)
$ 20,000 Brixmor Operating Partnership LP 4 .125% 06/15/26 $ 19,980
10,000 Brixmor Operating Partnership LP 3 .900 03/15/27 9,956
50,000 Brixmor Operating Partnership LP 5 .200 04/01/32 51,123
50,000 Brixmor Operating Partnership LP 4 .850 02/15/33 49,869
80,000 Brookfield Finance I UK Plc / Brookfield Finance Inc 2 .340 01/30/32 69,777
20,000 Brookfield Finance Inc 3 .900 01/25/28 19,865
60,000 Brookfield Finance Inc 6 .350 01/05/34 65,331
50,000 Brookfield Finance Inc 5 .330 01/15/36 50,357
10,000 Brookfield Finance Inc 5 .968 03/04/54 10,257
20,000 Brown & Brown Inc 2 .375 03/15/31 17,816
60,000 Brown & Brown Inc 5 .650 06/11/34 62,116
50,000 Brown & Brown Inc 5 .550 06/23/35 51,462
50,000 (a) Canadian Imperial Bank of Commerce 5 .260 04/08/29 51,706
50,000 (a) Canadian Imperial Bank of Commerce 4 .580 09/08/31 50,164
130,000 Canadian Imperial Bank of Commerce 6 .092 10/03/33 141,465
20,000 Capital One Financial Corp 3 .800 01/31/28 19,856
30,000 Capital One Financial Corp 5 .468 02/01/29 30,730
100,000 Capital One Financial Corp 6 .312 06/08/29 104,811
130,000 (a) Capital One Financial Corp 7 .624 10/30/31 146,616
100,000 Capital One Financial Corp 6 .700 11/29/32 110,491
100,000 Capital One Financial Corp 6 .051 02/01/35 106,035
10,000 Cboe Global Markets Inc 3 .650 01/12/27 9,960
20,000 Cboe Global Markets Inc 3 .000 03/16/32 18,498
250,000 Centene Corp 3 .375 02/15/30 229,979
10,000 Charles Schwab Corp/The 3 .200 03/02/27 9,893
110,000 Charles Schwab Corp/The 2 .000 03/20/28 105,268
30,000 Charles Schwab Corp/The 4 .000 02/01/29 30,051
110,000 Charles Schwab Corp/The 5 .643 05/19/29 114,122
10,000 Charles Schwab Corp/The 3 .250 05/22/29 9,714
20,000 Charles Schwab Corp/The 5 .853 05/19/34 21,395
10,000 Charles Schwab Corp/The 6 .136 08/24/34 10,894
139,000 Chubb Corp/The 6 .000 05/11/37 151,669
15,000 Chubb INA Holdings LLC 1 .375 09/15/30 13,154
50,000 Chubb INA Holdings LLC 4 .900 08/15/35 50,370
10,000 Chubb INA Holdings LLC 4 .350 11/03/45 8,888
90,000 Citibank NA 4 .576 05/29/27 90,792
898,000 Citigroup Inc 3 .980 03/20/30 888,556
50,000 Citigroup Inc 4 .542 09/19/30 50,327
60,000 Citigroup Inc 2 .666 01/29/31 55,919
190,000 Citigroup Inc 2 .561 05/01/32 171,698
280,000 Citigroup Inc 2 .520 11/03/32 249,003
20,000 Citigroup Inc 3 .057 01/25/33 18,274
100,000 (a) Citigroup Inc 6 .174 05/25/34 106,200
50,000 Citigroup Inc 5 .827 02/13/35 51,961
20,000 Citigroup Inc 5 .449 06/11/35 20,758
50,000 Citigroup Inc 6 .020 01/24/36 52,310
50,000 Citigroup Inc 5 .333 03/27/36 51,167
50,000 Citigroup Inc 5 .174 09/11/36 50,622
50,000 Citigroup Inc 5 .411 09/19/39 50,279
100,000 (a) Citigroup Inc 5 .612 03/04/56 101,496
32,000 Citizens Financial Group Inc 2 .850 07/27/26 31,643
110,000 Citizens Financial Group Inc 2 .638 09/30/32 94,117
80,000 CME Group Inc 5 .300 09/15/43 81,985
60,000 CNO Financial Group Inc 6 .450 06/15/34 63,671
10,000 Comerica Inc 4 .000 02/01/29 9,892
60,000 Comerica Inc 5 .982 01/30/30 62,422
100,000 Cooperatieve Rabobank UA 3 .750 07/21/26 99,594
60,000 Cooperatieve Rabobank UA 5 .750 12/01/43 61,644
50,000 (a) COPT Defense Properties LP 2 .000 01/15/29 46,513
20,000 Cousins Properties LP 5 .375 02/15/32 20,437
20,000 Cousins Properties LP 5 .875 10/01/34 20,892
10,000 Credit Suisse USA LLC 7 .125 07/15/32 11,449

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIALS (continued)
$ 45,000 CubeSmart LP 3 .000% 02/15/30 $ 42,599
120,000 Deutsche Bank AG/New York NY 2 .552 01/07/28 117,481
160,000 Deutsche Bank AG/New York NY 6 .819 11/20/29 170,853
150,000 Deutsche Bank AG/New York NY 4 .950 08/04/31 151,409
50,000 Deutsche Bank AG/New York NY 3 .742 01/07/33 46,146
70,000 Digital Realty Trust LP 5 .550 01/15/28 71,959
30,000 Eaton Vance Corp 3 .500 04/06/27 29,753
30,000 Elevance Health Inc 3 .650 12/01/27 29,775
50,000 (a) Elevance Health Inc 4 .000 09/15/28 49,774
30,000 Elevance Health Inc 2 .250 05/15/30 27,428
50,000 Elevance Health Inc 5 .500 10/15/32 52,599
50,000 Elevance Health Inc 5 .200 02/15/35 51,015
70,000 Elevance Health Inc 6 .375 06/15/37 76,780
110,000 Elevance Health Inc 4 .650 01/15/43 99,090
10,000 Elevance Health Inc 4 .550 03/01/48 8,576
30,000 Elevance Health Inc 3 .125 05/15/50 19,992
110,000 Elevance Health Inc 4 .550 05/15/52 92,520
5,000 Enstar Finance LLC 5 .500 01/15/42 4,942
7,000 Equitable Holdings Inc 4 .350 04/20/28 7,020
36,000 Equitable Holdings Inc 5 .000 04/20/48 33,076
20,000 ERP Operating LP 3 .000 07/01/29 19,239
40,000 ERP Operating LP 2 .500 02/15/30 37,395
50,000 ERP Operating LP 4 .650 09/15/34 49,584
20,000 Essential Properties LP 2 .950 07/15/31 18,167
50,000 Everest Reinsurance Holdings Inc 3 .500 10/15/50 35,328
100,000 (b) Fairfax Financial Holdings Ltd 5 .750 05/20/35 104,651
60,000 Federal Realty OP LP 3 .500 06/01/30 57,733
32,000 Fifth Third Bancorp 1 .707 11/01/27 31,178
20,000 Fifth Third Bancorp 4 .055 04/25/28 19,939
100,000 Fifth Third Bancorp 6 .339 07/27/29 105,136
50,000 Fifth Third Bancorp 5 .631 01/29/32 52,330
40,000 First American Financial Corp 2 .400 08/15/31 34,822
40,000 Franklin Resources Inc 1 .600 10/30/30 35,085
50,000 GATX Corp 4 .700 04/01/29 50,673
10,000 (a) GATX Corp 4 .000 06/30/30 9,829
10,000 GATX Corp 1 .900 06/01/31 8,728
30,000 GATX Corp 3 .500 06/01/32 27,826
20,000 GATX Corp 5 .450 09/15/33 20,680
30,000 GATX Corp 6 .050 03/15/34 32,089
20,000 GATX Corp 5 .200 03/15/44 19,015
30,000 Globe Life Inc 4 .800 06/15/32 30,135
10,000 Goldman Sachs Group Inc/The 4 .387 06/15/27 10,003
420,000 Goldman Sachs Group Inc/The 3 .800 03/15/30 413,012
50,000 Goldman Sachs Group Inc/The 5 .727 04/25/30 52,249
100,000 Goldman Sachs Group Inc/The 5 .218 04/23/31 103,200
652,000 Goldman Sachs Group Inc/The 2 .383 07/21/32 581,014
200,000 Goldman Sachs Group Inc/The 2 .650 10/21/32 179,908
140,000 Goldman Sachs Group Inc/The 6 .561 10/24/34 156,409
50,000 Goldman Sachs Group Inc/The 5 .330 07/23/35 51,492
90,000 Goldman Sachs Group Inc/The 5 .016 10/23/35 90,610
50,000 Goldman Sachs Group Inc/The 5 .536 01/28/36 52,035
100,000 Goldman Sachs Group Inc/The 4 .939 10/21/36 99,512
15,000 Goldman Sachs Group Inc/The 6 .750 10/01/37 16,819
80,000 Goldman Sachs Group Inc/The 5 .561 11/19/45 81,024
40,000 HA Sustainable Infrastructure Capital Inc 6 .375 07/01/34 40,409
100,000 Hartford Insurance Group Inc/The 2 .900 09/15/51 65,261
50,000 Healthpeak OP LLC 2 .125 12/01/28 46,886
70,000 Healthpeak OP LLC 3 .500 07/15/29 67,875
10,000 Healthpeak OP LLC 5 .250 12/15/32 10,283
40,000 Highwoods Realty LP 3 .050 02/15/30 37,111
10,000 Host Hotels & Resorts LP 3 .375 12/15/29 9,511
50,000 Host Hotels & Resorts LP 5 .700 06/15/32 51,736

Portfolio of Investments October 31, 2025
(continued)
NUBD

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIALS (continued)
$ 110,000 HSBC Holdings PLC 2 .013% 09/22/28 $ 105,643
270,000 HSBC Holdings PLC 2 .206 08/17/29 255,121
5,000 HSBC Holdings PLC 2 .848 06/04/31 4,660
450,000 HSBC Holdings PLC 2 .804 05/24/32 409,473
100,000 HSBC Holdings PLC 2 .871 11/22/32 90,412
250,000 HSBC Holdings PLC 6 .547 06/20/34 270,537
200,000 HSBC Holdings PLC 5 .450 03/03/36 206,568
200,000 HSBC Holdings PLC 5 .741 09/10/36 204,338
200,000 HSBC Holdings PLC 5 .133 11/06/36 199,869
10,000 HSBC Holdings PLC 6 .500 09/15/37 10,796
10,000 Humana Inc 1 .350 02/03/27 9,654
10,000 Humana Inc 5 .750 12/01/28 10,401
40,000 Humana Inc 4 .875 04/01/30 40,548
10,000 Humana Inc 5 .375 04/15/31 10,329
110,000 Humana Inc 2 .150 02/03/32 94,777
20,000 Humana Inc 4 .950 10/01/44 17,807
10,000 Humana Inc 5 .500 03/15/53 9,283
15,000 Humana Inc 5 .750 04/15/54 14,364
130,000 Huntington Bancshares Inc/OH 5 .709 02/02/35 135,169
40,000 Huntington Bancshares Inc/OH 2 .487 08/15/36 34,305
100,000 ING Groep NV 3 .950 03/29/27 99,733
80,000 ING Groep NV 4 .050 04/09/29 79,434
60,000 ING Groep NV 6 .114 09/11/34 64,863
40,000 ING Groep NV 5 .550 03/19/35 41,672
64,000 Intercontinental Exchange Inc 3 .750 09/21/28 63,528
10,000 Intercontinental Exchange Inc 4 .350 06/15/29 10,084
50,000 Intercontinental Exchange Inc 5 .250 06/15/31 52,231
20,000 Intercontinental Exchange Inc 1 .850 09/15/32 16,994
20,000 Intercontinental Exchange Inc 4 .600 03/15/33 20,159
100,000 Intercontinental Exchange Inc 4 .250 09/21/48 84,557
20,000 Intercontinental Exchange Inc 4 .950 06/15/52 18,647
60,000 Invitation Homes Operating Partnership LP 5 .450 08/15/30 62,308
30,000 Jackson Financial Inc 3 .125 11/23/31 27,191
80,000 JPMorgan Chase & Co 2 .947 02/24/28 78,809
60,000 JPMorgan Chase & Co 4 .979 07/22/28 60,864
30,000 JPMorgan Chase & Co 3 .509 01/23/29 29,609
50,000 JPMorgan Chase & Co 4 .915 01/24/29 50,888
240,000 JPMorgan Chase & Co 4 .005 04/23/29 239,287
60,000 JPMorgan Chase & Co 5 .581 04/22/30 62,614
570,000 JPMorgan Chase & Co 3 .702 05/06/30 560,482
260,000 JPMorgan Chase & Co 2 .739 10/15/30 245,802
50,000 JPMorgan Chase & Co 4 .603 10/22/30 50,667
648,000 JPMorgan Chase & Co 4 .493 03/24/31 654,335
180,000 JPMorgan Chase & Co 2 .545 11/08/32 161,801
50,000 JPMorgan Chase & Co 4 .946 10/22/35 50,560
130,000 JPMorgan Chase & Co 3 .109 04/22/41 102,781
270,000 JPMorgan Chase & Co 3 .157 04/22/42 210,987
450,000 JPMorgan Chase & Co 3 .328 04/22/52 323,950
20,000 KeyBank NA/Cleveland OH 6 .950 02/01/28 21,092
30,000 KeyBank NA/Cleveland OH 3 .900 04/13/29 29,405
60,000 KeyCorp 2 .250 04/06/27 58,344
70,000 KeyCorp 6 .401 03/06/35 75,877
20,000 Kilroy Realty LP 4 .750 12/15/28 19,989
30,000 Kilroy Realty LP 2 .500 11/15/32 24,907
20,000 Kimco Realty OP LLC 3 .800 04/01/27 19,936
100,000 Kimco Realty OP LLC 2 .250 12/01/31 88,268
5,000 Lazard Group LLC 4 .500 09/19/28 5,024
50,000 Lazard Group LLC 5 .625 08/01/35 50,895
10,000 Legg Mason Inc 5 .625 01/15/44 10,087
25,000 Lincoln National Corp 3 .050 01/15/30 23,755
30,000 Lincoln National Corp 3 .400 03/01/32 27,779
60,000 Lloyds Banking Group PLC 4 .550 08/16/28 60,592

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIALS (continued)
$ 20,000 Lloyds Banking Group PLC 4 .818% 06/13/29 $ 20,282
200,000 Lloyds Banking Group PLC 5 .721 06/05/30 209,246
60,000 Lloyds Banking Group PLC 5 .679 01/05/35 63,001
200,000 Lloyds Banking Group PLC 4 .943 11/04/36 197,939
75,000 Lloyds Banking Group PLC 4 .344 01/09/48 61,804
20,000 LPL Holdings Inc 6 .750 11/17/28 21,322
60,000 LPL Holdings Inc 5 .150 06/15/30 61,094
20,000 LXP Industrial Trust 6 .750 11/15/28 21,252
30,000 M&T Bank Corp 7 .413 10/30/29 32,477
60,000 M&T Bank Corp 6 .082 03/13/32 63,468
50,000 M&T Bank Corp 5 .385 01/16/36 50,646
50,000 Manulife Financial Corp 5 .375 03/04/46 50,318
20,000 (a) Marsh & McLennan Cos Inc 4 .375 03/15/29 20,178
120,000 Marsh & McLennan Cos Inc 2 .250 11/15/30 109,183
20,000 Marsh & McLennan Cos Inc 5 .150 03/15/34 20,649
20,000 Marsh & McLennan Cos Inc 4 .750 03/15/39 19,417
40,000 Marsh & McLennan Cos Inc 4 .350 01/30/47 34,611
70,000 Marsh & McLennan Cos Inc 4 .200 03/01/48 58,790
60,000 Marsh & McLennan Cos Inc 5 .450 03/15/54 59,671
20,000 MetLife Inc 10 .750 08/01/39 26,719
10,000 MetLife Inc 5 .875 02/06/41 10,576
220,000 MetLife Inc 4 .875 11/13/43 207,572
40,000 MetLife Inc 5 .000 07/15/52 37,351
200,000 Mitsubishi UFJ Financial Group Inc 2 .757 09/13/26 197,904
150,000 Mitsubishi UFJ Financial Group Inc 1 .538 07/20/27 147,159
64,000 Mitsubishi UFJ Financial Group Inc 3 .961 03/02/28 63,942
10,000 Mitsubishi UFJ Financial Group Inc 4 .080 04/19/28 9,988
10,000 Mitsubishi UFJ Financial Group Inc 5 .258 04/17/30 10,330
200,000 Mitsubishi UFJ Financial Group Inc 5 .441 02/22/34 210,007
5,000 Mitsubishi UFJ Financial Group Inc 4 .286 07/26/38 4,812
20,000 Mitsubishi UFJ Financial Group Inc 3 .751 07/18/39 17,624
10,000 Mizuho Financial Group Inc 3 .663 02/28/27 9,952
70,000 Mizuho Financial Group Inc 4 .254 09/11/29 70,056
110,000 Mizuho Financial Group Inc 2 .869 09/13/30 104,385
10,000 Mizuho Financial Group Inc 1 .979 09/08/31 8,940
30,000 Mizuho Financial Group Inc 5 .754 05/27/34 31,867
200,000 Mizuho Financial Group Inc 5 .594 07/10/35 210,511
10,000 Mizuho Financial Group Inc 5 .323 07/08/36 10,312
50,000 Morgan Stanley 4 .350 09/08/26 50,091
10,000 Morgan Stanley 1 .512 07/20/27 9,809
60,000 Morgan Stanley 5 .652 04/13/28 61,241
50,000 Morgan Stanley 4 .210 04/20/28 50,047
10,000 Morgan Stanley 3 .591 07/22/28 9,895
517,000 Morgan Stanley 3 .772 01/24/29 512,593
10,000 Morgan Stanley 5 .123 02/01/29 10,207
80,000 Morgan Stanley 5 .164 04/20/29 81,788
301,000 Morgan Stanley 4 .431 01/23/30 302,781
50,000 Morgan Stanley 5 .656 04/18/30 52,158
25,000 Morgan Stanley 4 .654 10/18/30 25,298
120,000 Morgan Stanley 3 .622 04/01/31 116,544
210,000 Morgan Stanley 2 .239 07/21/32 185,897
130,000 Morgan Stanley 5 .424 07/21/34 135,627
100,000 Morgan Stanley 6 .627 11/01/34 112,086
50,000 Morgan Stanley 5 .831 04/19/35 53,312
60,000 Morgan Stanley 5 .320 07/19/35 61,705
50,000 (a) Morgan Stanley 5 .587 01/18/36 52,364
50,000 Morgan Stanley 5 .664 04/17/36 52,649
100,000 Morgan Stanley 2 .484 09/16/36 87,284
100,000 Morgan Stanley 4 .892 10/22/36 99,450
110,000 Morgan Stanley 5 .942 02/07/39 115,458
20,000 Morgan Stanley 4 .300 01/27/45 17,579
50,000 Morgan Stanley 5 .516 11/19/55 50,561

Portfolio of Investments October 31, 2025
(continued)
NUBD

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIALS (continued)
$ 20,000 Morgan Stanley Bank NA 4 .952% 01/14/28 $ 20,177
135,000 Nasdaq Inc 5 .550 02/15/34 141,622
250,000 National Australia Bank Ltd/New York 4 .308 06/13/28 252,316
80,000 NatWest Group PLC 4 .892 05/18/29 81,213
110,000 NatWest Group PLC 5 .808 09/13/29 114,497
100,000 NatWest Group PLC 5 .076 01/27/30 102,233
10,000 NatWest Group PLC 4 .445 05/08/30 10,018
10,000 Nomura Holdings Inc 5 .594 07/02/27 10,215
120,000 Nomura Holdings Inc 2 .172 07/14/28 113,630
30,000 Nomura Holdings Inc 2 .999 01/22/32 27,190
80,000 Nomura Holdings Inc 6 .181 01/18/33 86,694
10,000 Nomura Holdings Inc 6 .087 07/12/33 10,869
20,000 Northern Trust Corp 3 .150 05/03/29 19,443
40,000 Old Republic International Corp 5 .750 03/28/34 41,637
90,000 Omega Healthcare Investors Inc 4 .750 01/15/28 90,551
40,000 ORIX Corp 3 .700 07/18/27 39,731
50,000 ORIX Corp 4 .450 09/09/30 49,996
40,000 ORIX Corp 2 .250 03/09/31 35,855
20,000 ORIX Corp 4 .000 04/13/32 19,423
10,000 (a) ORIX Corp 5 .200 09/13/32 10,358
10,000 Phillips Edison Grocery Center Operating Partnership I LP 5 .750 07/15/34 10,445
20,000 Piedmont Operating Partnership LP 3 .150 08/15/30 18,244
10,000 PNC Bank NA 3 .100 10/25/27 9,837
90,000 PNC Bank NA 4 .050 07/26/28 89,832
20,000 PNC Bank NA 2 .700 10/22/29 18,813
100,000 (a) PNC Financial Services Group Inc/The 5 .582 06/12/29 103,481
50,000 PNC Financial Services Group Inc/The 5 .222 01/29/31 51,699
50,000 PNC Financial Services Group Inc/The 4 .812 10/21/32 50,728
140,000 (a) PNC Financial Services Group Inc/The 6 .875 10/20/34 158,536
60,000 PNC Financial Services Group Inc/The 5 .676 01/22/35 63,321
50,000 PNC Financial Services Group Inc/The 5 .401 07/23/35 51,761
54,000 Principal Financial Group Inc 3 .700 05/15/29 53,003
10,000 Principal Financial Group Inc 2 .125 06/15/30 9,064
30,000 Principal Financial Group Inc 4 .625 09/15/42 27,503
44,000 Progressive Corp/The 3 .200 03/26/30 42,359
40,000 Progressive Corp/The 3 .000 03/15/32 36,935
60,000 Progressive Corp/The 4 .200 03/15/48 51,037
61,000 Prologis LP 3 .875 09/15/28 60,823
60,000 Prologis LP 2 .875 11/15/29 57,123
50,000 Prologis LP 4 .750 01/15/31 51,039
20,000 Prologis LP 4 .375 09/15/48 17,116
30,000 Prologis LP 5 .250 06/15/53 29,175
50,000 Prologis LP 5 .250 03/15/54 48,574
20,000 Prudential Financial Inc 3 .878 03/27/28 19,993
30,000 Prudential Financial Inc 2 .100 03/10/30 27,714
70,000 Prudential Financial Inc 3 .000 03/10/40 54,761
20,000 Prudential Financial Inc 4 .500 09/15/47 19,695
143,000 Prudential Financial Inc 3 .905 12/07/47 114,361
20,000 Prudential Financial Inc 4 .418 03/27/48 17,297
20,000 Prudential Financial Inc 3 .700 10/01/50 18,631
30,000 Prudential Funding Asia PLC 3 .625 03/24/32 28,716
90,000 Public Storage Operating Co 5 .125 01/15/29 92,854
50,000 Public Storage Operating Co 5 .000 07/01/35 50,713
60,000 Raymond James Financial Inc 4 .950 07/15/46 55,486
100,000 (a) Realty Income Corp 4 .500 02/01/33 98,751
50,000 Regency Centers LP 5 .250 01/15/34 51,494
20,000 Regions Financial Corp 1 .800 08/12/28 18,745
60,000 Regions Financial Corp 7 .375 12/10/37 69,068
30,000 Reinsurance Group of America Inc 3 .950 09/15/26 29,979
49,000 (a) Reinsurance Group of America Inc 3 .900 05/15/29 48,485
100,000 Royal Bank of Canada 1 .150 07/14/26 98,025
110,000 Royal Bank of Canada 5 .200 08/01/28 113,347

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIALS (continued)
$ 50,000 Royal Bank of Canada 4 .498% 08/06/29 $ 50,395
50,000 Royal Bank of Canada 4 .969 08/02/30 51,160
50,000 Royal Bank of Canada 4 .650 10/18/30 50,611
140,000 Royal Bank of Canada 5 .153 02/04/31 144,163
50,000 Royal Bank of Canada 4 .305 11/03/31 49,727
100,000 (a) Santander Holdings USA Inc 2 .490 01/06/28 97,646
20,000 Santander Holdings USA Inc 6 .565 06/12/29 20,894
10,000 Santander Holdings USA Inc 5 .353 09/06/30 10,185
60,000 (a) Santander Holdings USA Inc 6 .342 05/31/35 63,775
140,000 Santander UK Group Holdings PLC 4 .858 09/11/30 141,635
20,000 Selective Insurance Group Inc 5 .900 04/15/35 20,845
60,000 State Street Corp 4 .993 03/18/27 60,848
10,000 State Street Corp 4 .141 12/03/29 10,010
160,000 State Street Corp 2 .400 01/24/30 150,292
50,000 (a) State Street Corp 4 .834 04/24/30 51,355
50,000 State Street Corp 4 .675 10/22/32 50,609
60,000 State Street Corp 6 .123 11/21/34 65,017
50,000 State Street Corp 4 .784 10/23/36 49,797
10,000 Stewart Information Services Corp 3 .600 11/15/31 8,935
50,000 Sumitomo Mitsui Financial Group Inc 2 .632 07/14/26 49,510
260,000 Sumitomo Mitsui Financial Group Inc 3 .364 07/12/27 257,520
90,000 Sumitomo Mitsui Financial Group Inc 3 .544 01/17/28 89,042
170,000 Sumitomo Mitsui Financial Group Inc 2 .750 01/15/30 159,802
10,000 Sumitomo Mitsui Financial Group Inc 1 .710 01/12/31 8,755
50,000 Sumitomo Mitsui Financial Group Inc 5 .558 07/09/34 52,742
70,000 Sumitomo Mitsui Financial Group Inc 5 .836 07/09/44 73,536
70,000 Synchrony Financial 5 .935 08/02/30 72,413
50,000 Synchrony Financial 6 .000 07/29/36 51,123
40,000 Synovus Financial Corp 6 .168 11/01/30 41,376
15,000 Tanger Properties LP 3 .875 07/15/27 14,889
152,000 Toronto-Dominion Bank/The 1 .200 06/03/26 149,512
100,000 Toronto-Dominion Bank/The 5 .523 07/17/28 103,573
50,000 Toronto-Dominion Bank/The 4 .783 12/17/29 51,097
50,000 Toronto-Dominion Bank/The 3 .625 09/15/31 49,650
50,000 Toronto-Dominion Bank/The 5 .298 01/30/32 52,167
50,000 Toronto-Dominion Bank/The 4 .928 10/15/35 50,106
50,000 Travelers Cos Inc/The 5 .050 07/24/35 50,979
20,000 Travelers Cos Inc/The 5 .350 11/01/40 20,421
72,000 Travelers Cos Inc/The 4 .600 08/01/43 65,931
20,000 Travelers Cos Inc/The 3 .750 05/15/46 15,987
20,000 Travelers Cos Inc/The 4 .000 05/30/47 16,553
10,000 Travelers Cos Inc/The 4 .050 03/07/48 8,284
10,000 Travelers Cos Inc/The 5 .450 05/25/53 10,080
21,000 Truist Financial Corp 4 .123 06/06/28 20,996
50,000 Truist Financial Corp 4 .873 01/26/29 50,683
100,000 Truist Financial Corp 1 .887 06/07/29 94,276
100,000 Truist Financial Corp 7 .161 10/30/29 108,086
10,000 (a) Truist Financial Corp 1 .950 06/05/30 9,017
50,000 Truist Financial Corp 5 .071 05/20/31 51,179
50,000 (a) Truist Financial Corp 5 .153 08/05/32 51,337
50,000 Truist Financial Corp 4 .964 10/23/36 49,240
200,000 UBS AG/London 5 .650 09/11/28 208,857
10,000 UBS Group AG 4 .875 05/15/45 9,419
320,000 US Bancorp 5 .384 01/23/30 330,684
170,000 US Bancorp 5 .678 01/23/35 179,207
1,000 Ventas Realty LP 3 .850 04/01/27 995
20,000 Ventas Realty LP 4 .400 01/15/29 20,049
10,000 Ventas Realty LP 3 .000 01/15/30 9,473
64,000 Ventas Realty LP 4 .750 11/15/30 64,834
50,000 Ventas Realty LP 5 .100 07/15/32 51,260
39,000 Voya Financial Inc 4 .800 06/15/46 35,155
20,000 Voya Financial Inc 4 .700 01/23/48 19,102

Portfolio of Investments October 31, 2025
(continued)
NUBD

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIALS (continued)
$ 50,000 Webster Financial Corp 5 .784% 09/11/35 $ 49,993
88,000 Welltower OP LLC 4 .125 03/15/29 87,956
10,000 Welltower OP LLC 2 .750 01/15/31 9,280
100,000 Welltower OP LLC 5 .125 07/01/35 101,951
110,000 Westpac Banking Corp 1 .953 11/20/28 103,811
10,000 Westpac Banking Corp 2 .650 01/16/30 9,458
100,000 Westpac Banking Corp 2 .150 06/03/31 90,206
116,000 Westpac Banking Corp 4 .322 11/23/31 115,750
50,000 Westpac Banking Corp 5 .618 11/20/35 51,713
30,000 Willis North America Inc 4 .500 09/15/28 30,209
40,000 Willis North America Inc 2 .950 09/15/29 37,980
50,000 Willis North America Inc 5 .900 03/05/54 50,671
10,000 WP Carey Inc 2 .400 02/01/31 8,975
50,000 WP Carey Inc 2 .450 02/01/32 43,978
40,000 XL Group Ltd 5 .250 12/15/43 38,883
30,000 Zions Bancorp NA 3 .250 10/29/29 27,949
TOTAL FINANCIALS 36,343,576
INDUSTRIAL - 13.6%
30,000 3M Co 3 .375 03/01/29 29,298
28,000 3M Co 2 .375 08/26/29 26,289
100,000 3M Co 3 .050 04/15/30 95,466
20,000 3M Co 5 .700 03/15/37 21,334
10,000 3M Co 3 .625 10/15/47 7,614
20,000 3M Co 3 .250 08/26/49 14,053
20,000 ABB Finance USA Inc 3 .800 04/03/28 20,077
200,000 AbbVie Inc 4 .800 03/15/27 202,033
100,000 AbbVie Inc 4 .650 03/15/28 101,502
100,000 AbbVie Inc 4 .800 03/15/29 102,320
150,000 AbbVie Inc 4 .950 03/15/31 155,119
170,000 AbbVie Inc 5 .050 03/15/34 174,884
150,000 AbbVie Inc 5 .350 03/15/44 150,605
180,000 AbbVie Inc 5 .400 03/15/54 179,055
150,000 AbbVie Inc 5 .500 03/15/64 150,225
100,000 Accenture Capital Inc 4 .250 10/04/31 99,823
18,000 Adobe Inc 2 .150 02/01/27 17,636
70,000 Adobe Inc 4 .800 04/04/29 71,791
50,000 Adobe Inc 4 .950 01/17/30 51,721
80,000 Agilent Technologies Inc 2 .100 06/04/30 72,718
89,000 Air Products and Chemicals Inc 1 .850 05/15/27 86,352
10,000 Air Products and Chemicals Inc 2 .050 05/15/30 9,155
50,000 Air Products and Chemicals Inc 4 .800 03/03/33 50,870
10,000 Air Products and Chemicals Inc 2 .700 05/15/40 7,511
60,000 Albemarle Corp 4 .650 06/01/27 60,020
40,000 Allegion US Holding Co Inc 5 .411 07/01/32 41,676
10,000 Amcor Finance USA Inc 4 .500 05/15/28 10,044
60,000 Amcor Flexibles North America Inc 2 .630 06/19/30 55,492
40,000 Amcor Flexibles North America Inc 2 .690 05/25/31 36,415
150,000 America Movil SAB de CV 4 .700 07/21/32 150,984
30,000 America Movil SAB de CV 6 .375 03/01/35 33,286
30,000 America Movil SAB de CV 6 .125 11/15/37 32,590
12,000 American Airlines 2016-1 Class AA Pass Through Trust2020 A 3 .575 01/15/28 11,233
59,000 American Airlines 2017-1 Class AA Pass Through Trust2020 A 3 .650 02/15/29 57,744
12,000 American Airlines 2017-2 Class AA Pass Through Trust 3 .350 10/15/29 11,946
40,000 American Honda Finance Corp 2 .300 09/09/26 39,391
60,000 American Honda Finance Corp 4 .900 03/13/29 61,325
50,000 American Honda Finance Corp 4 .500 09/04/30 50,119
90,000 American Honda Finance Corp 5 .850 10/04/30 95,746
120,000 (a) American Honda Finance Corp 5 .050 07/10/31 123,349
10,000 American Tower Corp 1 .450 09/15/26 9,769
10,000 American Tower Corp 3 .375 10/15/26 9,935
20,000 American Tower Corp 3 .600 01/15/28 19,768
40,000 American Tower Corp 1 .500 01/31/28 37,734

PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
110,000 American Tower Corp 5 .250% 07/15/28 $ 112,951
50,000 American Tower Corp 5 .800 11/15/28 52,129
70,000 American Tower Corp 2 .900 01/15/30 66,083
20,000 American Tower Corp 1 .875 10/15/30 17,724
110,000 (a) American Tower Corp 4 .050 03/15/32 106,622
20,000 American Tower Corp 3 .700 10/15/49 15,043
30,000 American Tower Corp 3 .100 06/15/50 20,229
60,000 Amgen Inc 5 .150 03/02/28 61,341
130,000 Amgen Inc 3 .000 02/22/29 125,444
10,000 Amgen Inc 5 .250 03/02/30 10,379
138,000 Amgen Inc 2 .300 02/25/31 124,675
110,000 Amgen Inc 2 .000 01/15/32 95,618
20,000 Amgen Inc 5 .750 03/15/40 20,747
20,000 Amgen Inc 4 .950 10/01/41 18,950
377,000 Amgen Inc 5 .600 03/02/43 382,712
160,000 Amgen Inc 4 .400 05/01/45 138,729
30,000 Amgen Inc 4 .563 06/15/48 25,991
70,000 Amgen Inc 4 .663 06/15/51 61,028
30,000 Amgen Inc 5 .650 03/02/53 29,940
10,000 Analog Devices Inc 3 .500 12/05/26 9,946
50,000 Analog Devices Inc 1 .700 10/01/28 46,930
20,000 Analog Devices Inc 2 .100 10/01/31 17,661
10,000 Analog Devices Inc 5 .050 04/01/34 10,364
80,000 Analog Devices Inc 5 .300 04/01/54 78,444
50,000 (a) Applied Materials Inc 4 .000 01/15/31 49,605
32,000 (a) Applied Materials Inc 5 .100 10/01/35 33,210
50,000 Applied Materials Inc 4 .600 01/15/36 49,452
110,000 Applied Materials Inc 4 .350 04/01/47 96,050
40,000 Aptiv Swiss Holdings Ltd 4 .350 03/15/29 40,219
92,000 Aptiv Swiss Holdings Ltd 4 .150 05/01/52 71,495
20,000 Archer-Daniels-Midland Co 2 .500 08/11/26 19,771
40,000 (a) Archer-Daniels-Midland Co 3 .250 03/27/30 38,492
120,000 Archer-Daniels-Midland Co 2 .700 09/15/51 75,511
60,000 Arrow Electronics Inc 5 .150 08/21/29 61,260
24,000 Arrow Electronics Inc 2 .950 02/15/32 21,421
50,000 Astrazeneca Finance LLC 4 .800 02/26/27 50,586
49,000 AstraZeneca PLC 1 .375 08/06/30 43,323
272,000 AstraZeneca PLC 6 .450 09/15/37 310,891
20,000 AstraZeneca PLC 4 .375 11/16/45 17,914
20,000 AstraZeneca PLC 2 .125 08/06/50 11,480
200,000 AT&T Inc 4 .700 08/15/30 202,849
350,000 AT&T Inc 2 .550 12/01/33 297,264
200,000 AT&T Inc 5 .400 02/15/34 206,847
350,000 AT&T Inc 5 .375 08/15/35 358,817
100,000 AT&T Inc 4 .900 11/01/35 98,574
100,000 AT&T Inc 5 .550 11/01/45 98,091
70,000 AT&T Inc 5 .700 11/01/54 68,561
380,000 AT&T Inc 6 .050 08/15/56 390,622
40,000 (a) Atlassian Corp 5 .500 05/15/34 41,134
70,000 Autodesk Inc 2 .400 12/15/31 62,108
80,000 Automatic Data Processing Inc 1 .700 05/15/28 75,889
50,000 Automatic Data Processing Inc 4 .750 05/08/32 51,250
30,000 AutoNation Inc 1 .950 08/01/28 28,119
40,000 (a) AutoNation Inc 4 .750 06/01/30 40,127
20,000 AutoNation Inc 3 .850 03/01/32 18,668
50,000 AutoZone Inc 4 .500 02/01/28 50,429
120,000 AutoZone Inc 5 .200 08/01/33 123,313
50,000 Avery Dennison Corp 2 .250 02/15/32 43,437
10,000 (a) Baidu Inc 3 .425 04/07/30 9,726
80,000 Baidu Inc 2 .375 10/09/30 74,056
125,000 Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 3 .138 11/07/29 120,606
30,000 Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 4 .486 05/01/30 30,309

Portfolio of Investments October 31, 2025
(continued)
NUBD

PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
10,000 Baxter International Inc 2 .600% 08/15/26 $ 9,877
40,000 Baxter International Inc 1 .730 04/01/31 34,323
120,000 Baxter International Inc 2 .539 02/01/32 104,911
10,000 Bell Telephone Co of Canada or Bell Canada 5 .100 05/11/33 10,149
60,000 Bell Telephone Co of Canada or Bell Canada 5 .200 02/15/34 60,632
50,000 Bell Telephone Co of Canada or Bell Canada 4 .464 04/01/48 41,826
80,000 Berry Global Inc 5 .500 04/15/28 82,282
20,000 Berry Global Inc 5 .650 01/15/34 20,891
20,000 Biogen Inc 2 .250 05/01/30 18,296
50,000 Biogen Inc 5 .750 05/15/35 52,448
130,000 Biogen Inc 3 .150 05/01/50 85,428
10,000 Biogen Inc 3 .250 02/15/51 6,649
40,000 Block Financial LLC 2 .500 07/15/28 38,015
50,000 Booking Holdings Inc 3 .600 06/01/26 49,847
20,000 (a) Booz Allen Hamilton Inc 5 .950 08/04/33 20,903
60,000 (a) Booz Allen Hamilton Inc 5 .950 04/15/35 62,143
62,000 BorgWarner Inc 2 .650 07/01/27 60,558
30,000 Bristol-Myers Squibb Co 3 .200 06/15/26 29,882
10,000 Bristol-Myers Squibb Co 3 .250 02/27/27 9,929
20,000 Bristol-Myers Squibb Co 1 .125 11/13/27 18,978
60,000 Bristol-Myers Squibb Co 4 .900 02/22/29 61,575
90,000 (a) Bristol-Myers Squibb Co 1 .450 11/13/30 79,183
40,000 Bristol-Myers Squibb Co 5 .900 11/15/33 43,517
560,000 Bristol-Myers Squibb Co 4 .125 06/15/39 508,784
70,000 Bristol-Myers Squibb Co 4 .550 02/20/48 61,342
50,000 Bristol-Myers Squibb Co 6 .250 11/15/53 54,632
10,000 British Telecommunications PLC 5 .125 12/04/28 10,237
60,000 British Telecommunications PLC 9 .625 12/15/30 73,403
70,000 Broadcom Inc 5 .050 04/15/30 72,364
50,000 Broadcom Inc 4 .200 10/15/30 49,906
50,000 Broadcom Inc 5 .150 11/15/31 51,981
50,000 Broadcom Inc 4 .550 02/15/32 50,327
292,000 (b) Broadcom Inc 4 .150 04/15/32 285,886
485,000 Broadcom Inc 4 .300 11/15/32 479,838
90,000 (b) Broadcom Inc 3 .187 11/15/36 76,810
60,000 Broadridge Financial Solutions Inc 2 .600 05/01/31 54,372
50,000 Brunswick Corp/DE 4 .400 09/15/32 47,507
40,000 Bunge Ltd Finance Corp 3 .250 08/15/26 39,712
20,000 Bunge Ltd Finance Corp 3 .750 09/25/27 19,912
50,000 Bunge Ltd Finance Corp 4 .550 08/04/30 50,401
60,000 Bunge Ltd Finance Corp 2 .750 05/14/31 55,118
30,000 Cabot Corp 5 .000 06/30/32 30,407
10,000 Canadian National Railway Co 3 .850 08/05/32 9,647
10,000 Canadian National Railway Co 6 .250 08/01/34 11,117
70,000 Canadian National Railway Co 6 .375 11/15/37 78,654
60,000 Canadian National Railway Co 3 .650 02/03/48 46,565
40,000 Canadian National Railway Co 4 .450 01/20/49 35,088
15,000 Canadian National Railway Co 2 .450 05/01/50 8,987
20,000 Canadian Pacific Railway Co 4 .000 06/01/28 19,967
10,000 Canadian Pacific Railway Co 2 .875 11/15/29 9,503
10,000 Canadian Pacific Railway Co 2 .050 03/05/30 9,116
70,000 Canadian Pacific Railway Co 2 .450 12/02/31 62,456
10,000 Canadian Pacific Railway Co 4 .800 09/15/35 9,915
60,000 Canadian Pacific Railway Co 3 .000 12/02/41 45,108
70,000 Canadian Pacific Railway Co 4 .300 05/15/43 61,120
70,000 Canadian Pacific Railway Co 6 .125 09/15/15 71,864
50,000 Cardinal Health Inc 4 .500 09/15/30 50,269
120,000 Cardinal Health Inc 4 .500 11/15/44 103,541
10,000 Cardinal Health Inc 4 .900 09/15/45 9,073
50,000 (a) Cardinal Health Inc 5 .750 11/15/54 50,789
10,000 Carlisle Cos Inc 2 .750 03/01/30 9,391
23,000 Carlisle Cos Inc 2 .200 03/01/32 19,935

PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
25,000 (a) Carlisle Cos Inc 5 .250% 09/15/35 $ 25,434
10,000 Carrier Global Corp 2 .700 02/15/31 9,216
70,000 Carrier Global Corp 5 .900 03/15/34 75,334
112,000 Carrier Global Corp 3 .377 04/05/40 91,248
10,000 Caterpillar Financial Services Corp 4 .450 10/16/26 10,054
50,000 Caterpillar Financial Services Corp 5 .000 05/14/27 50,837
10,000 Caterpillar Financial Services Corp 4 .400 10/15/27 10,106
50,000 Caterpillar Financial Services Corp 4 .600 11/15/27 50,711
50,000 Caterpillar Financial Services Corp 4 .400 03/03/28 50,560
50,000 Caterpillar Inc 2 .600 09/19/29 47,574
180,000 Caterpillar Inc 3 .803 08/15/42 153,364
70,000 Caterpillar Inc 3 .250 09/19/49 51,029
30,000 CBRE Services Inc 5 .950 08/15/34 32,080
112,000 CDW LLC / CDW Finance Corp 2 .670 12/01/26 110,011
50,000 Cencora Inc 4 .625 12/15/27 50,565
50,000 Cencora Inc 5 .125 02/15/34 51,295
50,000 Cencora Inc 5 .150 02/15/35 51,285
30,000 CF Industries Inc 5 .150 03/15/34 30,215
20,000 CF Industries Inc 4 .950 06/01/43 18,322
20,000 CGI Inc 1 .450 09/14/26 19,546
40,000 CH Robinson Worldwide Inc 4 .200 04/15/28 40,004
62,000 Cheniere Corpus Christi Holdings LLC 5 .125 06/30/27 62,635
50,000 Cheniere Energy Inc 5 .650 04/15/34 51,715
160,000 Cheniere Energy Partners LP 5 .950 06/30/33 168,854
30,000 (a) Choice Hotels International Inc 5 .850 08/01/34 30,510
70,000 Church & Dwight Co Inc 3 .150 08/01/27 69,089
300,000 Cigna Group/The 3 .050 10/15/27 294,477
130,000 (a) Cigna Group/The 4 .800 08/15/38 123,726
10,000 Cigna Group/The 6 .125 11/15/41 10,587
50,000 Cigna Group/The 3 .875 10/15/47 39,033
20,000 Cigna Group/The 5 .600 02/15/54 19,596
130,000 Cigna Group/The 6 .000 01/15/56 134,255
60,000 Cintas Corp No 2 4 .200 05/01/28 60,274
308,000 Cisco Systems Inc 2 .500 09/20/26 304,412
30,000 Cisco Systems Inc 5 .500 01/15/40 31,274
110,000 Cisco Systems Inc 5 .300 02/26/54 107,435
60,000 Cisco Systems Inc 5 .500 02/24/55 60,570
50,000 Clorox Co/The 4 .400 05/01/29 50,480
20,000 Clorox Co/The 1 .800 05/15/30 17,950
20,000 CNH Industrial Capital LLC 1 .450 07/15/26 19,610
50,000 CNH Industrial Capital LLC 4 .500 10/08/27 50,354
60,000 CNH Industrial Capital LLC 4 .500 10/16/30 59,913
20,000 CNH Industrial NV 3 .850 11/15/27 19,905
10,000 Coca-Cola Co/The 3 .375 03/25/27 9,955
5,000 Coca-Cola Co/The 1 .450 06/01/27 4,826
10,000 Coca-Cola Co/The 1 .500 03/05/28 9,510
140,000 Coca-Cola Co/The 1 .000 03/15/28 131,391
170,000 Coca-Cola Co/The 1 .650 06/01/30 153,383
10,000 Coca-Cola Co/The 1 .375 03/15/31 8,737
45,000 (a) Coca-Cola Co/The 2 .875 05/05/41 34,731
130,000 Coca-Cola Co/The 3 .000 03/05/51 88,681
50,000 Coca-Cola Co/The 5 .300 05/13/54 49,761
80,000 Coca-Cola Co/The 2 .750 06/01/60 48,152
70,000 Colgate-Palmolive Co 3 .250 08/15/32 65,948
40,000 Comcast Corp 3 .300 04/01/27 39,580
290,000 Comcast Corp 3 .400 04/01/30 280,262
250,000 (a) Comcast Corp 1 .500 02/15/31 216,102
80,000 Comcast Corp 5 .500 11/15/32 84,262
90,000 Comcast Corp 4 .800 05/15/33 90,401
175,000 Comcast Corp 6 .450 03/15/37 193,033
370,000 Comcast Corp 3 .750 04/01/40 307,422
20,000 Comcast Corp 4 .049 11/01/52 15,012

Portfolio of Investments October 31, 2025
(continued)
NUBD

PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
75,000 Comcast Corp 5 .650% 06/01/54 $ 71,787
50,000 (a) Comcast Corp 6 .050 05/15/55 50,513
290,000 Comcast Corp 2 .987 11/01/63 161,594
80,000 Conagra Brands Inc 8 .250 09/15/30 92,049
50,000 Conagra Brands Inc 5 .300 11/01/38 48,111
10,000 Conagra Brands Inc 5 .400 11/01/48 9,157
50,000 (a) Concentrix Corp 6 .850 08/02/33 50,951
70,000 Corning Inc 5 .350 11/15/48 68,604
15,000 Corning Inc 3 .900 11/15/49 11,849
10,000 Corning Inc 4 .375 11/15/57 8,281
50,000 CRH America Finance Inc 4 .400 02/09/31 49,946
50,000 CRH America Finance Inc 5 .000 02/09/36 50,093
20,000 Crown Castle Inc 3 .700 06/15/26 19,912
40,000 Crown Castle Inc 4 .300 02/15/29 39,831
114,000 Crown Castle Inc 3 .300 07/01/30 108,046
10,000 Crown Castle Inc 2 .100 04/01/31 8,768
150,000 Crown Castle Inc 2 .500 07/15/31 133,598
60,000 Crown Castle Inc 2 .900 04/01/41 43,973
20,000 Crown Castle Inc 3 .250 01/15/51 13,426
55,000 CSX Corp 4 .250 03/15/29 55,354
30,000 CSX Corp 6 .000 10/01/36 32,695
20,000 CSX Corp 6 .150 05/01/37 22,086
20,000 CSX Corp 6 .220 04/30/40 22,087
130,000 CSX Corp 4 .100 03/15/44 110,451
30,000 CSX Corp 3 .800 11/01/46 23,925
90,000 CSX Corp 4 .750 11/15/48 81,397
10,000 CSX Corp 3 .800 04/15/50 7,774
62,000 CSX Corp 4 .250 11/01/66 48,783
60,000 Cummins Inc 4 .250 05/09/28 60,423
39,000 Cummins Inc 1 .500 09/01/30 34,630
112,000 Cummins Inc 2 .600 09/01/50 69,226
100,000 Danaher Corp 2 .800 12/10/51 64,592
10,000 DCP Midstream Operating LP 5 .625 07/15/27 10,210
70,000 DCP Midstream Operating LP 5 .125 05/15/29 71,529
60,000 Deere & Co 5 .450 01/16/35 63,297
130,000 Deere & Co 3 .900 06/09/42 113,175
10,000 Dell Inc 6 .500 04/15/38 10,918
50,000 Dell International LLC / EMC Corp 6 .100 07/15/27 51,450
20,000 Dell International LLC / EMC Corp 5 .250 02/01/28 20,451
50,000 Dell International LLC / EMC Corp 4 .750 04/01/28 50,704
20,000 Dell International LLC / EMC Corp 4 .350 02/01/30 19,989
10,000 Dell International LLC / EMC Corp 6 .200 07/15/30 10,705
112,000 Dell International LLC / EMC Corp 8 .100 07/15/36 135,921
20,000 Dell International LLC / EMC Corp 3 .375 12/15/41 15,421
110,000 Dell International LLC / EMC Corp 8 .350 07/15/46 142,309
14,000 Delta Air Lines 2020-1 Class AA Pass Through Trust2020 A 2 .000 06/10/28 13,450
40,000 Delta Air Lines Inc 4 .375 04/19/28 40,029
50,000 Delta Air Lines Inc 5 .250 07/10/30 51,101
30,000 DH Europe Finance II Sarl 3 .400 11/15/49 22,122
130,000 (a) Dollar General Corp 3 .500 04/03/30 125,096
92,000 Dollar Tree Inc 3 .375 12/01/51 62,847
30,000 Dover Corp 5 .375 10/15/35 31,245
70,000 Dow Chemical Co/The 4 .800 11/30/28 70,735
10,000 (a) Dow Chemical Co/The 2 .100 11/15/30 8,874
91,000 Dow Chemical Co/The 4 .250 10/01/34 83,718
60,000 (a) Dow Chemical Co/The 5 .650 03/15/36 60,058
10,000 Dow Chemical Co/The 9 .400 05/15/39 12,982
30,000 Dow Chemical Co/The 4 .375 11/15/42 24,289
10,000 (a) Dow Chemical Co/The 6 .900 05/15/53 10,614
30,000 Dow Chemical Co/The 5 .600 02/15/54 26,939
50,000 Dow Chemical Co/The 5 .950 03/15/55 47,326
70,000 DR Horton Inc 1 .300 10/15/26 68,211

PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
70,000 DuPont de Nemours Inc 5 .319% 11/15/38 $ 73,999
85,000 DuPont de Nemours Inc 5 .419 11/15/48 85,638
30,000 DXC Technology Co 1 .800 09/15/26 29,332
60,000 Eastman Chemical Co 5 .750 03/08/33 63,025
30,000 Eastman Chemical Co 4 .800 09/01/42 26,504
48,000 Eaton Corp 3 .103 09/15/27 47,413
62,000 Eaton Corp 4 .000 11/02/32 60,759
114,000 eBay Inc 2 .700 03/11/30 106,737
20,000 eBay Inc 3 .650 05/10/51 15,040
46,000 Ecolab Inc 3 .250 12/01/27 45,457
10,000 Ecolab Inc 4 .800 03/24/30 10,255
10,000 Ecolab Inc 1 .300 01/30/31 8,628
50,000 Ecolab Inc 5 .000 09/01/35 50,987
120,000 Ecolab Inc 2 .700 12/15/51 75,991
22,000 Electronic Arts Inc 1 .850 02/15/31 21,153
50,000 Eli Lilly & Co 4 .550 02/12/28 50,784
25,000 Eli Lilly & Co 3 .375 03/15/29 24,553
100,000 Eli Lilly & Co 4 .550 10/15/32 100,963
200,000 Eli Lilly & Co 4 .700 02/27/33 204,177
110,000 Eli Lilly & Co 3 .700 03/01/45 89,604
80,000 Eli Lilly & Co 3 .950 03/15/49 65,541
20,000 Eli Lilly & Co 4 .875 02/27/53 18,693
110,000 Eli Lilly & Co 5 .000 02/09/54 104,409
60,000 Eli Lilly & Co 5 .550 10/15/55 61,453
50,000 Emerson Electric Co 2 .000 12/21/28 47,137
22,000 (a) Emerson Electric Co 1 .950 10/15/30 19,875
50,000 Emerson Electric Co 5 .000 03/15/35 51,474
30,000 Enbridge Inc 3 .700 07/15/27 29,767
180,000 Enbridge Inc 3 .125 11/15/29 171,961
220,000 Enbridge Inc 4 .500 06/10/44 188,555
20,000 Enbridge Inc 5 .500 12/01/46 19,855
50,000 Enbridge Inc 5 .950 04/05/54 51,326
20,000 Enterprise Products Operating LLC 2 .800 01/31/30 18,939
110,000 Enterprise Products Operating LLC 7 .550 04/15/38 132,921
210,000 Enterprise Products Operating LLC 6 .125 10/15/39 228,560
70,000 Enterprise Products Operating LLC 4 .850 03/15/44 64,973
30,000 Enterprise Products Operating LLC 5 .100 02/15/45 28,537
85,000 Enterprise Products Operating LLC 4 .900 05/15/46 78,167
120,000 Enterprise Products Operating LLC 3 .300 02/15/53 82,137
20,000 Enterprise Products Operating LLC 5 .375 02/15/78 19,902
30,000 Equifax Inc 5 .100 12/15/27 30,529
50,000 Equifax Inc 5 .100 06/01/28 51,015
20,000 Equinix Inc 2 .900 11/18/26 19,741
10,000 Equinix Inc 2 .000 05/15/28 9,473
130,000 Equinix Inc 3 .900 04/15/32 124,985
100,000 Equinix Inc 3 .000 07/15/50 65,530
40,000 Estee Lauder Cos Inc/The 3 .150 03/15/27 39,551
120,000 Estee Lauder Cos Inc/The 2 .600 04/15/30 112,080
20,000 Estee Lauder Cos Inc/The 1 .950 03/15/31 17,720
20,000 FactSet Research Systems Inc 3 .450 03/01/32 18,469
330,000 (b) FedEx Corp 3 .900 02/01/35 301,354
10,000 (b) FedEx Corp 4 .750 11/15/45 8,654
10,000 (b) FedEx Corp 4 .400 01/15/47 8,198
30,000 (b) FedEx Corp 4 .050 02/15/48 23,164
10,000 (b) FedEx Corp 4 .950 10/17/48 8,809
92,000 Fidelity National Information Services Inc 1 .650 03/01/28 86,501
40,000 Fiserv Inc 2 .250 06/01/27 38,678
254,000 Fiserv Inc 3 .500 07/01/29 244,425
40,000 Fiserv Inc 2 .650 06/01/30 36,710
50,000 Fiserv Inc 4 .550 02/15/31 49,627
30,000 Fiserv Inc 5 .450 03/15/34 30,448
30,000 Fiserv Inc 4 .400 07/01/49 24,039

Portfolio of Investments October 31, 2025
(continued)
NUBD

PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
80,000 Flex Ltd 4 .875% 06/15/29 $ 81,002
60,000 Flowserve Corp 2 .800 01/15/32 53,373
40,000 FMC Corp 3 .450 10/01/29 37,289
40,000 FMC Corp 4 .500 10/01/49 28,574
10,000 Fomento Economico Mexicano SAB de CV 4 .375 05/10/43 8,824
59,000 Fomento Economico Mexicano SAB de CV 3 .500 01/16/50 43,859
40,000 Fortinet Inc 2 .200 03/15/31 35,742
40,000 Fortive Corp 3 .150 06/15/26 39,720
40,000 Fortune Brands Innovations Inc 5 .875 06/01/33 42,329
140,000 (a) GE HealthCare Technologies Inc 5 .857 03/15/30 148,296
184,000 General Mills Inc 2 .875 04/15/30 173,349
20,000 General Mills Inc 4 .950 03/29/33 20,290
440,000 General Motors Financial Co Inc 5 .000 07/15/27 445,088
200,000 General Motors Financial Co Inc 5 .050 04/04/28 203,388
50,000 (a) General Motors Financial Co Inc 4 .200 10/27/28 49,878
122,000 General Motors Financial Co Inc 5 .550 07/15/29 126,465
100,000 (a) General Motors Financial Co Inc 5 .450 07/15/30 103,618
100,000 General Motors Financial Co Inc 5 .625 04/04/32 103,941
100,000 General Motors Financial Co Inc 6 .150 07/15/35 105,467
30,000 Genuine Parts Co 6 .500 11/01/28 31,609
50,000 Genuine Parts Co 2 .750 02/01/32 43,971
50,000 Gilead Sciences Inc 5 .100 06/15/35 51,509
90,000 Gilead Sciences Inc 4 .600 09/01/35 89,151
176,000 Gilead Sciences Inc 4 .000 09/01/36 164,247
70,000 Gilead Sciences Inc 5 .650 12/01/41 73,140
20,000 Gilead Sciences Inc 4 .800 04/01/44 18,696
30,000 Gilead Sciences Inc 4 .150 03/01/47 25,300
10,000 GlaxoSmithKline Capital Inc 3 .875 05/15/28 9,990
60,000 GlaxoSmithKline Capital Inc 5 .375 04/15/34 63,531
50,000 GlaxoSmithKline Capital Inc 6 .375 05/15/38 56,384
80,000 (a) GlaxoSmithKline Capital PLC 3 .375 06/01/29 78,220
170,000 Global Payments Inc 3 .200 08/15/29 160,648
20,000 Grupo Televisa SAB 6 .625 01/15/40 18,356
60,000 Grupo Televisa SAB 5 .000 05/13/45 41,574
50,000 GXO Logistics Inc 1 .650 07/15/26 49,023
20,000 GXO Logistics Inc 6 .500 05/06/34 21,465
120,000 Haleon US Capital LLC 3 .375 03/24/29 116,904
30,000 Haleon US Capital LLC 4 .000 03/24/52 24,136
152,000 Halliburton Co 4 .850 11/15/35 150,066
35,000 Harley-Davidson Inc 4 .625 07/28/45 29,113
20,000 Hasbro Inc 3 .550 11/19/26 19,865
10,000 Hasbro Inc 3 .500 09/15/27 9,884
60,000 Hasbro Inc 3 .900 11/19/29 58,658
30,000 HCA Inc 5 .250 06/15/26 30,030
40,000 HCA Inc 4 .500 02/15/27 40,058
80,000 HCA Inc 3 .125 03/15/27 78,965
100,000 HCA Inc 5 .200 06/01/28 102,389
206,000 HCA Inc 4 .125 06/15/29 204,548
70,000 (a) HCA Inc 5 .450 04/01/31 72,856
110,000 HCA Inc 5 .125 06/15/39 106,972
160,000 HCA Inc 3 .500 07/15/51 110,821
50,000 (a) HCA Inc 6 .200 03/01/55 51,919
70,000 HCA Inc 5 .700 11/15/55 68,275
70,000 Hershey Co/The 4 .250 05/04/28 70,681
50,000 Hewlett Packard Enterprise Co 4 .400 10/15/30 49,607
260,000 Hewlett Packard Enterprise Co 6 .200 10/15/35 280,779
60,000 HF Sinclair Corp 5 .000 02/01/28 60,051
50,000 HF Sinclair Corp 5 .500 09/01/32 50,844
120,000 Home Depot Inc/The 4 .875 06/25/27 121,938
50,000 (a) Home Depot Inc/The 3 .750 09/15/28 49,869
30,000 Home Depot Inc/The 2 .950 06/15/29 28,986
299,000 Home Depot Inc/The 5 .400 09/15/40 308,862

PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
130,000 Home Depot Inc/The 5 .950% 04/01/41 $ 140,087
30,000 Home Depot Inc/The 4 .875 02/15/44 28,380
42,000 Home Depot Inc/The 4 .400 03/15/45 37,055
220,000 Home Depot Inc/The 4 .500 12/06/48 193,263
60,000 Home Depot Inc/The 3 .125 12/15/49 41,534
120,000 Honda Motor Co Ltd 2 .534 03/10/27 117,574
20,000 Honda Motor Co Ltd 2 .967 03/10/32 18,299
95,000 Hormel Foods Corp 1 .700 06/03/28 89,791
10,000 Hormel Foods Corp 1 .800 06/11/30 8,995
50,000 Howmet Aerospace Inc 4 .850 10/15/31 51,333
30,000 HP Inc 4 .000 04/15/29 29,663
52,000 HP Inc 3 .400 06/17/30 49,657
110,000 HP Inc 4 .200 04/15/32 106,908
10,000 HP Inc 5 .500 01/15/33 10,311
50,000 (c) Hubbell Inc 4 .800 11/15/35 49,793
40,000 IBM International Capital Pte Ltd 4 .600 02/05/27 40,270
130,000 IBM International Capital Pte Ltd 5 .300 02/05/54 123,434
10,000 IDEX Corp 4 .950 09/01/29 10,221
30,000 IDEX Corp 2 .625 06/15/31 27,342
90,000 Illinois Tool Works Inc 4 .875 09/15/41 87,346
10,000 Illinois Tool Works Inc 3 .900 09/01/42 8,546
50,000 Ingersoll Rand Inc 5 .197 06/15/27 50,744
10,000 Intel Corp 3 .750 03/25/27 9,937
292,000 Intel Corp 2 .450 11/15/29 271,754
110,000 Intel Corp 5 .125 02/10/30 113,010
10,000 Intel Corp 4 .000 12/15/32 9,540
110,000 Intel Corp 4 .600 03/25/40 99,538
20,000 Intel Corp 2 .800 08/12/41 14,077
20,000 Intel Corp 4 .250 12/15/42 16,565
10,000 Intel Corp 4 .100 05/19/46 7,875
90,000 Intel Corp 4 .100 05/11/47 69,594
100,000 Intel Corp 3 .734 12/08/47 73,509
50,000 Intel Corp 3 .250 11/15/49 33,316
60,000 Intel Corp 4 .750 03/25/50 50,781
20,000 Intel Corp 5 .700 02/10/53 19,228
50,000 (a) Intel Corp 5 .600 02/21/54 47,814
10,000 International Business Machines Corp 3 .300 01/27/27 9,917
100,000 International Business Machines Corp 4 .650 02/10/28 101,442
290,000 International Business Machines Corp 2 .720 02/09/32 263,239
82,000 International Business Machines Corp 5 .600 11/30/39 85,398
10,000 International Business Machines Corp 2 .850 05/15/40 7,561
80,000 International Business Machines Corp 4 .000 06/20/42 68,055
10,000 International Business Machines Corp 4 .700 02/19/46 9,028
7,000 International Flavors & Fragrances Inc 5 .000 09/26/48 6,237
45,000 International Paper Co 4 .800 06/15/44 40,370
15,000 International Paper Co 4 .400 08/15/47 12,541
52,000 International Paper Co 4 .350 08/15/48 42,864
60,000 Interpublic Group of Cos Inc/The 2 .400 03/01/31 53,661
40,000 Interpublic Group of Cos Inc/The 5 .375 06/15/33 40,785
80,000 Intuit Inc 5 .250 09/15/26 80,810
18,000 Intuit Inc 1 .350 07/15/27 17,267
20,000 Intuit Inc 1 .650 07/15/30 17,882
10,000 Intuit Inc 5 .500 09/15/53 10,043
50,000 IQVIA Inc 6 .250 02/01/29 52,672
180,000 (a) J M Smucker Co/The 4 .250 03/15/35 170,038
40,000 Jabil Inc 4 .250 05/15/27 40,006
60,000 Jacobs Engineering Group Inc 6 .350 08/18/28 63,290
8,000 JetBlue 2019-1 Class AA Pass Through Trust2020 A 2 .750 05/15/32 6,601
21,000 JetBlue 2020-1 Class A Pass Through Trust 4 .000 11/15/32 20,053
280,000 (a) John Deere Capital Corp 1 .300 10/13/26 273,647
110,000 John Deere Capital Corp 4 .900 06/11/27 111,745
40,000 John Deere Capital Corp 3 .350 04/18/29 39,150

Portfolio of Investments October 31, 2025
(continued)
NUBD

PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
110,000 John Deere Capital Corp 4 .700% 06/10/30 $ 112,719
50,000 John Deere Capital Corp 4 .375 10/15/30 50,441
10,000 Johnson Controls International plc 4 .625 07/02/44 8,940
20,000 Johnson Controls International plc / Tyco Fire & Security Finance
SCA
1 .750 09/15/30 17,787
30,000 Johnson Controls International plc / Tyco Fire & Security Finance
SCA
2 .000 09/16/31 26,225
50,000 Johnson Controls International plc / Tyco Fire & Security Finance
SCA
4 .900 12/01/32 50,916
70,000 Kellanova 3 .400 11/15/27 69,183
40,000 Kellanova 2 .100 06/01/30 36,398
30,000 Kellanova 4 .500 04/01/46 26,430
50,000 Kenvue Inc 4 .850 05/22/32 50,655
130,000 Kenvue Inc 4 .900 03/22/33 131,366
10,000 Kenvue Inc 5 .100 03/22/43 9,564
50,000 Keurig Dr Pepper Inc 5 .100 03/15/27 50,482
50,000 Keurig Dr Pepper Inc 4 .350 05/15/28 50,007
30,000 Keurig Dr Pepper Inc 3 .200 05/01/30 28,396
30,000 Keurig Dr Pepper Inc 3 .800 05/01/50 22,192
180,000 Keurig Dr Pepper Inc 4 .500 04/15/52 147,028
50,000 Keysight Technologies Inc 3 .000 10/30/29 47,608
20,000 Kimberly-Clark Corp 3 .950 11/01/28 20,032
98,000 Kimberly-Clark Corp 6 .625 08/01/37 114,275
20,000 Kinder Morgan Energy Partners LP 6 .950 01/15/38 22,576
10,000 Kinder Morgan Inc 1 .750 11/15/26 9,770
50,000 Kinder Morgan Inc 5 .150 06/01/30 51,558
402,000 Kinder Morgan Inc 5 .300 12/01/34 410,140
50,000 Kinder Morgan Inc 5 .050 02/15/46 45,414
60,000 Kinder Morgan Inc 3 .250 08/01/50 39,927
50,000 Kinder Morgan Inc 5 .950 08/01/54 50,464
20,000 KLA Corp 4 .650 07/15/32 20,320
110,000 KLA Corp 4 .950 07/15/52 102,556
30,000 Koninklijke KPN NV 8 .375 10/01/30 35,128
40,000 Kraft Heinz Foods Co 3 .000 06/01/26 39,703
30,000 Kraft Heinz Foods Co 3 .875 05/15/27 29,860
60,000 Kraft Heinz Foods Co 4 .250 03/01/31 59,096
50,000 Kraft Heinz Foods Co 5 .200 03/15/32 51,274
10,000 Kraft Heinz Foods Co 6 .500 02/09/40 10,855
10,000 Kraft Heinz Foods Co 5 .000 06/04/42 9,228
130,000 Kraft Heinz Foods Co 5 .500 06/01/50 123,307
30,000 Kroger Co/The 2 .200 05/01/30 27,518
10,000 Kroger Co/The 1 .700 01/15/31 8,765
50,000 Kroger Co/The 5 .000 09/15/34 50,409
130,000 Kroger Co/The 6 .900 04/15/38 148,944
29,000 Kroger Co/The 5 .400 07/15/40 29,103
90,000 Kroger Co/The 4 .450 02/01/47 76,809
10,000 (a) Kyndryl Holdings Inc 3 .150 10/15/31 9,113
70,000 (a) Kyndryl Holdings Inc 6 .350 02/20/34 74,445
10,000 Laboratory Corp of America Holdings 3 .600 09/01/27 9,932
10,000 Laboratory Corp of America Holdings 2 .950 12/01/29 9,505
100,000 Laboratory Corp of America Holdings 2 .700 06/01/31 91,491
30,000 Lam Research Corp 1 .900 06/15/30 27,174
80,000 Lam Research Corp 3 .125 06/15/60 51,396
60,000 Lear Corp 2 .600 01/15/32 53,203
40,000 Leggett & Platt Inc 4 .400 03/15/29 39,386
30,000 Leggett & Platt Inc 3 .500 11/15/51 19,772
10,000 Lennox International Inc 1 .700 08/01/27 9,563
30,000 Linde Inc/CT 1 .100 08/10/30 26,217
40,000 LKQ Corp 5 .750 06/15/28 41,324
40,000 Lowe's Cos Inc 3 .350 04/01/27 39,616
201,000 Lowe's Cos Inc 4 .500 04/15/30 203,168
370,000 Lowe's Cos Inc 5 .000 04/15/40 358,997

PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
50,000 Lowe's Cos Inc 4 .050% 05/03/47 $ 40,140
30,000 Lowe's Cos Inc 5 .750 07/01/53 30,082
10,000 Lowe's Cos Inc 5 .850 04/01/63 10,063
60,000 LYB International Finance III LLC 6 .150 05/15/35 62,075
160,000 LYB International Finance III LLC 3 .375 10/01/40 118,744
21,000 LYB International Finance III LLC 4 .200 05/01/50 15,528
60,000 LYB International Finance III LLC 3 .625 04/01/51 39,959
142,000 Martin Marietta Materials Inc 3 .200 07/15/51 97,776
60,000 Marvell Technology Inc 2 .450 04/15/28 57,588
10,000 Marvell Technology Inc 2 .950 04/15/31 9,252
20,000 Marvell Technology Inc 5 .950 09/15/33 21,375
10,000 Masco Corp 2 .000 10/01/30 8,959
70,000 Masco Corp 2 .000 02/15/31 61,524
30,000 (a) Masco Corp 4 .500 05/15/47 25,543
10,000 Mastercard Inc 2 .950 11/21/26 9,913
70,000 Mastercard Inc 4 .550 03/15/28 71,143
32,000 Mastercard Inc 2 .950 06/01/29 30,934
44,000 Mastercard Inc 3 .350 03/26/30 42,882
120,000 Mastercard Inc 2 .000 11/18/31 106,461
30,000 Mastercard Inc 4 .875 05/09/34 30,696
40,000 Mastercard Inc 3 .800 11/21/46 32,644
10,000 Mastercard Inc 3 .650 06/01/49 7,789
20,000 Mastercard Inc 3 .850 03/26/50 15,993
20,000 Mastercard Inc 2 .950 03/15/51 13,397
90,000 McCormick & Co Inc/MD 1 .850 02/15/31 79,170
50,000 McDonald's Corp 4 .400 02/12/31 50,195
200,000 McDonald's Corp 4 .600 09/09/32 202,919
30,000 McDonald's Corp 6 .300 10/15/37 33,319
40,000 McDonald's Corp 4 .450 09/01/48 34,442
220,000 McDonald's Corp 5 .150 09/09/52 208,103
10,000 McKesson Corp 1 .300 08/15/26 9,789
50,000 McKesson Corp 4 .900 07/15/28 51,125
10,000 McKesson Corp 5 .100 07/15/33 10,330
60,000 McKesson Corp 5 .250 05/30/35 61,956
60,000 MDC Holdings Inc 3 .966 08/06/61 40,381
50,000 Mercedes-Benz Finance North America LLC 8 .500 01/18/31 59,518
100,000 Merck & Co Inc 1 .900 12/10/28 94,215
150,000 Merck & Co Inc 1 .450 06/24/30 133,401
70,000 Merck & Co Inc 6 .500 12/01/33 79,629
10,000 Merck & Co Inc 4 .150 05/18/43 8,715
145,000 Merck & Co Inc 4 .900 05/17/44 137,916
230,000 Merck & Co Inc 2 .750 12/10/51 145,973
50,000 (a) Merck & Co Inc 5 .700 09/15/55 51,564
70,000 Microchip Technology Inc 5 .050 02/15/30 71,408
110,000 Micron Technology Inc 5 .300 01/15/31 113,704
50,000 Micron Technology Inc 5 .650 11/01/32 52,485
60,000 Micron Technology Inc 5 .800 01/15/35 63,353
20,000 Microsoft Corp 3 .400 09/15/26 19,926
40,000 Microsoft Corp 3 .300 02/06/27 39,777
10,000 Microsoft Corp 3 .500 02/12/35 9,444
211,000 Microsoft Corp 3 .450 08/08/36 192,874
60,000 Microsoft Corp 3 .750 02/12/45 50,932
50,000 Microsoft Corp 3 .700 08/08/46 41,054
566,000 Microsoft Corp 2 .921 03/17/52 381,709
80,000 Mohawk Industries Inc 5 .850 09/18/28 83,479
100,000 Mondelez International Inc 4 .750 02/20/29 102,024
50,000 Mondelez International Inc 4 .750 08/28/34 49,878
10,000 Mondelez International Inc 2 .625 09/04/50 6,061
20,000 Moody's Corp 2 .000 08/19/31 17,627
20,000 Moody's Corp 5 .250 07/15/44 19,554
110,000 Moody's Corp 3 .750 02/25/52 84,138
10,000 Mosaic Co/The 4 .050 11/15/27 9,975

Portfolio of Investments October 31, 2025
(continued)
NUBD

PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
50,000 Mosaic Co/The 5 .375% 11/15/28 $ 51,508
50,000 Motorola Solutions Inc 4 .850 08/15/30 50,953
120,000 Motorola Solutions Inc 2 .750 05/24/31 110,032
240,000 (a) MPLX LP 2 .650 08/15/30 221,048
10,000 MPLX LP 4 .950 09/01/32 10,028
210,000 MPLX LP 4 .950 03/14/52 179,123
10,000 Mylan Inc 5 .400 11/29/43 8,684
20,000 National Fuel Gas Co 5 .500 10/01/26 20,219
10,000 National Fuel Gas Co 3 .950 09/15/27 9,942
60,000 National Fuel Gas Co 5 .500 03/15/30 61,986
30,000 NetApp Inc 2 .375 06/22/27 29,143
50,000 Nordson Corp 4 .500 12/15/29 50,414
60,000 NOV Inc 3 .950 12/01/42 47,295
130,000 Novartis Capital Corp 2 .200 08/14/30 119,859
130,000 Novartis Capital Corp 4 .400 05/06/44 117,915
20,000 Novartis Capital Corp 2 .750 08/14/50 13,187
100,000 Nutrien Ltd 4 .200 04/01/29 99,909
110,000 Nutrien Ltd 5 .250 03/12/32 113,784
10,000 NVIDIA Corp 3 .200 09/16/26 9,944
70,000 NVIDIA Corp 2 .000 06/15/31 62,949
142,000 NVIDIA Corp 3 .500 04/01/40 121,906
30,000 NVR Inc 3 .000 05/15/30 28,449
10,000 NXP BV / NXP Funding LLC / NXP USA Inc 3 .150 05/01/27 9,849
122,000 NXP BV / NXP Funding LLC / NXP USA Inc 2 .500 05/11/31 109,957
110,000 NXP BV / NXP Funding LLC / NXP USA Inc 2 .650 02/15/32 97,757
223,000 ONEOK Inc 4 .550 07/15/28 224,583
39,000 ONEOK Inc 4 .350 03/15/29 38,947
70,000 ONEOK Inc 5 .650 09/01/34 72,102
70,000 ONEOK Inc 4 .450 09/01/49 56,065
65,000 ONEOK Inc 4 .500 03/15/50 52,885
170,000 ONEOK Inc 7 .150 01/15/51 188,391
50,000 ONEOK Inc 5 .700 11/01/54 46,784
70,000 Oracle Corp 2 .800 04/01/27 68,710
20,000 Oracle Corp 4 .650 05/06/30 20,146
100,000 Oracle Corp 4 .450 09/26/30 99,174
120,000 Oracle Corp 4 .900 02/06/33 119,200
690,000 Oracle Corp 4 .300 07/08/34 646,682
50,000 Oracle Corp 4 .700 09/27/34 48,022
110,000 Oracle Corp 5 .200 09/26/35 108,329
80,000 Oracle Corp 6 .500 04/15/38 85,619
100,000 Oracle Corp 6 .125 07/08/39 103,044
100,000 Oracle Corp 5 .875 09/26/45 96,285
70,000 Oracle Corp 4 .000 11/15/47 52,273
280,000 Oracle Corp 6 .900 11/09/52 298,553
10,000 (a) Oracle Corp 5 .550 02/06/53 8,983
50,000 Oracle Corp 5 .375 09/27/54 43,954
50,000 Oracle Corp 6 .000 08/03/55 47,826
100,000 Oracle Corp 5 .950 09/26/55 94,809
120,000 Orange SA 5 .375 01/13/42 119,146
100,000 O'Reilly Automotive Inc 3 .900 06/01/29 99,003
30,000 O'Reilly Automotive Inc 4 .200 04/01/30 29,853
120,000 Otis Worldwide Corp 3 .112 02/15/40 93,870
2,000 Owens Corning 3 .400 08/15/26 1,986
70,000 Owens Corning 3 .875 06/01/30 68,554
30,000 PACCAR Financial Corp 5 .200 11/09/26 30,398
50,000 PACCAR Financial Corp 5 .000 05/13/27 50,856
50,000 PACCAR Financial Corp 4 .450 08/06/27 50,563
50,000 PACCAR Financial Corp 4 .550 03/03/28 50,799
50,000 (a) PACCAR Financial Corp 4 .000 08/08/28 50,176
50,000 PACCAR Financial Corp 4 .550 05/08/30 50,916
30,000 Paramount Global 4 .200 06/01/29 29,381
10,000 Paramount Global 7 .875 07/30/30 11,070

PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
140,000 Paramount Global 4 .200% 05/19/32 $ 129,505
50,000 Paramount Global 5 .900 10/15/40 46,151
30,000 Paramount Global 5 .850 09/01/43 26,958
40,000 Paramount Global 4 .600 01/15/45 30,400
10,000 Parker-Hannifin Corp 3 .250 03/01/27 9,901
30,000 Parker-Hannifin Corp 3 .250 06/14/29 29,152
64,000 Parker-Hannifin Corp 4 .200 11/21/34 62,134
20,000 Parker-Hannifin Corp 4 .450 11/21/44 17,811
30,000 Parker-Hannifin Corp 4 .000 06/14/49 24,548
110,000 Paychex Inc 5 .100 04/15/30 113,099
10,000 PayPal Holdings Inc 3 .900 06/01/27 9,988
170,000 PayPal Holdings Inc 2 .850 10/01/29 162,103
80,000 PayPal Holdings Inc 5 .100 04/01/35 81,693
40,000 PepsiCo Inc 2 .375 10/06/26 39,469
50,000 PepsiCo Inc 5 .125 11/10/26 50,558
50,000 PepsiCo Inc 4 .400 02/07/27 50,374
50,000 PepsiCo Inc 4 .500 07/17/29 51,022
100,000 (a) PepsiCo Inc 1 .625 05/01/30 90,183
60,000 PepsiCo Inc 5 .000 07/23/35 61,409
10,000 PepsiCo Inc 5 .500 01/15/40 10,566
50,000 PepsiCo Inc 4 .450 04/14/46 45,068
364,000 PepsiCo Inc 2 .875 10/15/49 245,308
10,000 (a) PepsiCo Inc 3 .625 03/19/50 7,693
50,000 Pepsico Singapore Financing I Pte Ltd 4 .650 02/16/27 50,479
100,000 Phillips 66 3 .900 03/15/28 99,314
40,000 Phillips 66 Co 3 .550 10/01/26 39,810
223,000 Phillips 66 Co 4 .680 02/15/45 191,130
150,000 Plains All American Pipeline LP / PAA Finance Corp 5 .700 09/15/34 154,125
50,000 Plains All American Pipeline LP / PAA Finance Corp 5 .600 01/15/36 50,516
20,000 PPG Industries Inc 3 .750 03/15/28 19,862
50,000 PPG Industries Inc 4 .375 03/15/31 49,816
260,000 Procter & Gamble Co/The 3 .000 03/25/30 249,880
70,000 Procter & Gamble Co/The 1 .200 10/29/30 61,379
10,000 Procter & Gamble Co/The 4 .050 01/26/33 10,006
50,000 (a) Procter & Gamble Co/The 4 .600 05/01/35 50,811
11,000 PulteGroup Inc 5 .000 01/15/27 11,082
50,000 PVH Corp 5 .500 06/13/30 50,929
20,000 Qorvo Inc 4 .375 10/15/29 19,674
10,000 QUALCOMM Inc 1 .300 05/20/28 9,371
220,000 QUALCOMM Inc 1 .650 05/20/32 186,980
50,000 (a) QUALCOMM Inc 4 .250 05/20/32 50,012
60,000 QUALCOMM Inc 4 .750 05/20/32 61,252
30,000 QUALCOMM Inc 4 .650 05/20/35 30,107
20,000 QUALCOMM Inc 4 .800 05/20/45 18,664
30,000 Quanta Services Inc 2 .900 10/01/30 28,057
50,000 Quanta Services Inc 4 .500 01/15/31 50,091
10,000 Quanta Services Inc 2 .350 01/15/32 8,832
50,000 Quanta Services Inc 5 .250 08/09/34 51,444
50,000 Quest Diagnostics Inc 3 .450 06/01/26 49,818
10,000 Quest Diagnostics Inc 2 .950 06/30/30 9,425
60,000 Quest Diagnostics Inc 5 .000 12/15/34 60,604
60,000 Ralph Lauren Corp 5 .000 06/15/32 61,685
80,000 Regal Rexnord Corp 6 .300 02/15/30 84,675
40,000 Regeneron Pharmaceuticals Inc 1 .750 09/15/30 35,482
30,000 Regeneron Pharmaceuticals Inc 2 .800 09/15/50 18,820
30,000 RELX Capital Inc 4 .750 03/27/30 30,605
50,000 RELX Capital Inc 4 .750 05/20/32 50,993
10,000 Republic Services Inc 3 .375 11/15/27 9,891
70,000 Republic Services Inc 3 .950 05/15/28 69,936
68,000 Republic Services Inc 2 .300 03/01/30 62,981
80,000 Republic Services Inc 1 .450 02/15/31 69,501
20,000 Republic Services Inc 5 .700 05/15/41 21,028

Portfolio of Investments October 31, 2025
(continued)
NUBD

PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
10,000 Revvity Inc 3 .300% 09/15/29 $ 9,586
60,000 Revvity Inc 2 .250 09/15/31 52,402
70,000 Rockwell Automation Inc 4 .200 03/01/49 59,577
10,000 Rogers Communications Inc 2 .900 11/15/26 9,853
50,000 Rogers Communications Inc 3 .200 03/15/27 49,290
40,000 Rogers Communications Inc 5 .000 02/15/29 40,731
10,000 Rogers Communications Inc 3 .800 03/15/32 9,424
150,000 Rogers Communications Inc 5 .450 10/01/43 144,318
20,000 Rogers Communications Inc 3 .700 11/15/49 14,746
130,000 Roper Technologies Inc 3 .800 12/15/26 129,537
30,000 Ross Stores Inc 1 .875 04/15/31 26,206
110,000 Royalty Pharma PLC 5 .200 09/25/35 110,202
70,000 Royalty Pharma PLC 5 .900 09/02/54 70,403
55,000 RPM International Inc 2 .950 01/15/32 49,814
10,000 Ryder System Inc 2 .850 03/01/27 9,831
50,000 Ryder System Inc 6 .300 12/01/28 52,973
50,000 Ryder System Inc 5 .375 03/15/29 51,731
50,000 Ryder System Inc 4 .950 09/01/29 51,136
50,000 Ryder System Inc 4 .900 12/01/29 51,170
50,000 Ryder System Inc 4 .850 06/15/30 50,972
50,000 (c) Ryder System Inc 4 .300 12/01/30 49,725
20,000 S&P Global Inc 1 .250 08/15/30 17,482
130,000 (a) S&P Global Inc 2 .900 03/01/32 119,516
20,000 S&P Global Inc 5 .250 09/15/33 21,003
70,000 S&P Global Inc 3 .700 03/01/52 54,074
23,000 S&P Global Inc 2 .300 08/15/60 12,010
6,000 Sabine Pass Liquefaction LLC 5 .875 06/30/26 6,014
130,000 Sabine Pass Liquefaction LLC 4 .500 05/15/30 130,461
20,000 Salesforce Inc 3 .700 04/11/28 19,932
70,000 Salesforce Inc 2 .700 07/15/41 51,376
152,000 Salesforce Inc 2 .900 07/15/51 99,172
50,000 Sanofi SA 3 .800 11/03/28 49,908
20,000 Sherwin-Williams Co/The 4 .550 03/01/28 20,171
101,000 Sherwin-Williams Co/The 2 .950 08/15/29 96,415
82,000 Sherwin-Williams Co/The 4 .500 06/01/47 71,321
20,000 Skyworks Solutions Inc 1 .800 06/01/26 19,696
50,000 Smith & Nephew PLC 2 .032 10/14/30 44,784
10,000 Smith & Nephew PLC 5 .400 03/20/34 10,343
60,000 Snap-on Inc 3 .100 05/01/50 41,739
30,000 Solventum Corp 5 .450 03/13/31 31,243
110,000 (a) Solventum Corp 5 .600 03/23/34 114,403
70,000 Sonoco Products Co 2 .850 02/01/32 62,799
110,000 Stanley Black & Decker Inc 3 .000 05/15/32 98,726
10,000 Starbucks Corp 2 .250 03/12/30 9,187
50,000 Starbucks Corp 4 .800 05/15/30 51,028
20,000 Starbucks Corp 2 .550 11/15/30 18,465
110,000 Starbucks Corp 3 .000 02/14/32 101,350
110,000 Starbucks Corp 4 .800 02/15/33 111,541
20,000 Starbucks Corp 4 .450 08/15/49 16,865
40,000 Starbucks Corp 3 .500 11/15/50 28,671
100,000 Stryker Corp 1 .950 06/15/30 90,510
50,000 Stryker Corp 4 .625 09/11/34 49,771
50,000 Stryker Corp 5 .200 02/10/35 51,530
30,000 Stryker Corp 4 .100 04/01/43 25,785
100,000 Synopsys Inc 5 .150 04/01/35 101,581
10,000 Sysco Corp 3 .300 07/15/26 9,938
70,000 Sysco Corp 3 .250 07/15/27 69,109
70,000 Sysco Corp 2 .400 02/15/30 64,896
50,000 Sysco Corp 6 .000 01/17/34 54,190
30,000 Sysco Corp 6 .600 04/01/50 33,206
10,000 Takeda Pharmaceutical Co Ltd 2 .050 03/31/30 9,111
150,000 Takeda Pharmaceutical Co Ltd 5 .300 07/05/34 154,609

PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
50,000 Takeda Pharmaceutical Co Ltd 3 .025% 07/09/40 $ 38,366
10,000 Takeda Pharmaceutical Co Ltd 5 .650 07/05/44 10,247
60,000 Takeda Pharmaceutical Co Ltd 3 .375 07/09/60 39,173
70,000 Takeda Pharmaceutical Co Ltd 5 .800 07/05/64 70,474
20,000 Take-Two Interactive Software Inc 3 .700 04/14/27 19,886
30,000 Take-Two Interactive Software Inc 5 .400 06/12/29 31,053
30,000 Tapestry Inc 4 .125 07/15/27 29,925
40,000 Tapestry Inc 3 .050 03/15/32 36,153
75,000 Targa Resources Corp 6 .150 03/01/29 78,943
100,000 Targa Resources Corp 6 .500 03/30/34 109,159
10,000 (a) Targa Resources Corp 4 .950 04/15/52 8,552
70,000 Targa Resources Corp 6 .125 05/15/55 70,335
80,000 Targa Resources Partners LP / Targa Resources Partners Finance
Corp
5 .000 01/15/28 80,077
1,000 Target Corp 3 .375 04/15/29 980
130,000 Target Corp 2 .350 02/15/30 121,243
60,000 Target Corp 4 .500 09/15/34 59,199
72,000 Target Corp 6 .500 10/15/37 81,915
19,000 Target Corp 3 .900 11/15/47 15,141
10,000 TC PipeLines LP 3 .900 05/25/27 9,950
50,000 TD SYNNEX Corp 6 .100 04/12/34 52,794
40,000 Teledyne Technologies Inc 2 .250 04/01/28 38,287
50,000 TELUS Corp 3 .700 09/15/27 49,565
10,000 Texas Eastern Transmission LP 7 .000 07/15/32 11,230
70,000 Texas Instruments Inc 1 .750 05/04/30 63,243
160,000 Texas Instruments Inc 1 .900 09/15/31 141,474
70,000 Texas Instruments Inc 3 .875 03/15/39 62,454
40,000 Texas Instruments Inc 4 .150 05/15/48 33,424
140,000 The Campbell's Company 2 .375 04/24/30 128,183
30,000 Timken Co/The 4 .125 04/01/32 28,765
70,000 TJX Cos Inc/The 3 .875 04/15/30 69,668
50,000 Toll Brothers Finance Corp 3 .800 11/01/29 49,016
100,000 Toyota Motor Corp 4 .186 06/30/27 100,485
50,000 Toyota Motor Corp 4 .450 06/30/30 50,600
160,000 Toyota Motor Credit Corp 4 .500 05/14/27 161,477
390,000 Toyota Motor Credit Corp 4 .800 05/15/30 399,892
50,000 TR Finance LLC 3 .350 05/15/26 49,674
10,000 Trane Technologies Financing Ltd 3 .800 03/21/29 9,898
70,000 Trane Technologies Financing Ltd 5 .250 03/03/33 72,835
50,000 Trane Technologies Financing Ltd 5 .100 06/13/34 51,390
50,000 TransCanada PipeLines Ltd 4 .100 04/15/30 49,276
100,000 TransCanada PipeLines Ltd 4 .625 03/01/34 97,662
70,000 (a) TransCanada PipeLines Ltd 6 .200 10/15/37 75,367
140,000 Transcontinental Gas Pipe Line Co LLC 3 .250 05/15/30 133,567
80,000 Transcontinental Gas Pipe Line Co LLC 3 .950 05/15/50 62,720
40,000 Trimble Inc 6 .100 03/15/33 42,894
40,000 Triton Container International Ltd / TAL International Container
Corp
3 .250 03/15/32 35,849
160,000 TSMC Arizona Corp 4 .250 04/22/32 161,138
20,000 Tyco Electronics Group SA 4 .625 02/01/30 20,337
50,000 Tyco Electronics Group SA 4 .500 02/09/31 50,470
30,000 Tyco Electronics Group SA 2 .500 02/04/32 26,905
50,000 Uber Technologies Inc 4 .800 09/15/35 49,622
21,000 Unilever Capital Corp 2 .000 07/28/26 20,715
40,000 Unilever Capital Corp 2 .900 05/05/27 39,480
20,000 Unilever Capital Corp 2 .125 09/06/29 18,710
150,000 Unilever Capital Corp 1 .750 08/12/31 132,229
10,000 Unilever Capital Corp 5 .000 12/08/33 10,383
10,000 Union Pacific Corp 2 .150 02/05/27 9,782
50,000 Union Pacific Corp 4 .500 01/20/33 50,320
20,000 Union Pacific Corp 3 .375 02/01/35 18,083
20,000 Union Pacific Corp 3 .600 09/15/37 17,817

Portfolio of Investments October 31, 2025
(continued)
NUBD

PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
508,000 Union Pacific Corp 3 .550% 08/15/39 $ 434,018
50,000 Union Pacific Corp 5 .600 12/01/54 50,653
30,000 Union Pacific Corp 3 .875 02/01/55 23,003
10,000 Union Pacific Corp 3 .950 08/15/59 7,578
17,000 United Airlines 2024-1 Class A Pass Through Trust 5 .875 02/15/37 17,780
50,000 United Parcel Service Inc 4 .650 10/15/30 51,216
250,000 United Parcel Service Inc 5 .950 05/14/55 261,957
20,000 Valero Energy Corp 2 .150 09/15/27 19,272
130,000 Valero Energy Corp 2 .800 12/01/31 118,231
50,000 Valero Energy Corp 6 .625 06/15/37 55,291
40,000 Valmont Industries Inc 5 .250 10/01/54 37,947
30,000 VeriSign Inc 4 .750 07/15/27 29,990
110,000 Verisk Analytics Inc 4 .125 03/15/29 109,679
50,000 (a) Verizon Communications Inc 1 .500 09/18/30 43,739
115,000 Verizon Communications Inc 2 .550 03/21/31 104,438
655,000 Verizon Communications Inc 2 .355 03/15/32 572,735
100,000 (a) Verizon Communications Inc 5 .050 05/09/33 102,184
30,000 Verizon Communications Inc 4 .780 02/15/35 29,395
20,000 Verizon Communications Inc 4 .272 01/15/36 18,683
98,000 (b) Verizon Communications Inc 5 .401 07/02/37 99,195
10,000 Verizon Communications Inc 4 .812 03/15/39 9,482
122,000 Verizon Communications Inc 2 .850 09/03/41 88,202
50,000 Verizon Communications Inc 3 .850 11/01/42 40,518
50,000 Verizon Communications Inc 5 .500 03/16/47 48,935
80,000 Verizon Communications Inc 4 .000 03/22/50 62,353
380,000 Verizon Communications Inc 3 .875 03/01/52 286,880
20,000 Verizon Communications Inc 2 .987 10/30/56 12,150
30,000 Verizon Communications Inc 3 .700 03/22/61 20,902
100,000 Viatris Inc 2 .700 06/22/30 90,462
100,000 Viatris Inc 3 .850 06/22/40 76,181
50,000 Visa Inc 2 .050 04/15/30 46,096
10,000 Visa Inc 1 .100 02/15/31 8,660
171,000 Visa Inc 4 .150 12/14/35 165,744
50,000 Visa Inc 2 .700 04/15/40 38,530
30,000 (a) Visa Inc 2 .000 08/15/50 16,773
120,000 VMware LLC 1 .400 08/15/26 117,525
20,000 VMware LLC 4 .700 05/15/30 20,293
20,000 VMware LLC 2 .200 08/15/31 17,685
20,000 Vodafone Group PLC 6 .250 11/30/32 21,666
85,000 Vodafone Group PLC 6 .150 02/27/37 92,706
10,000 Vodafone Group PLC 5 .000 05/30/38 9,853
50,000 Vodafone Group PLC 5 .750 06/28/54 49,067
10,000 Vodafone Group PLC 5 .750 02/10/63 9,657
75,000 Vodafone Group PLC 5 .875 06/28/64 74,215
50,000 Vulcan Materials Co 3 .900 04/01/27 49,892
50,000 Vulcan Materials Co 5 .700 12/01/54 51,159
110,000 Waste Connections Inc 2 .200 01/15/32 96,936
20,000 (a) Waste Connections Inc 4 .200 01/15/33 19,622
50,000 Waste Management Inc 4 .650 03/15/30 50,928
10,000 Waste Management Inc 1 .500 03/15/31 8,681
120,000 (a) Waste Management Inc 4 .150 04/15/32 118,577
90,000 Waste Management Inc 4 .875 02/15/34 91,947
30,000 (a) Western Digital Corp 3 .100 02/01/32 27,323
140,000 Western Midstream Operating LP 6 .150 04/01/33 147,506
30,000 (a) Western Union Co/The 6 .200 11/17/36 31,281
50,000 Westinghouse Air Brake Technologies Corp 4 .900 05/29/30 51,106
60,000 Westinghouse Air Brake Technologies Corp 5 .611 03/11/34 63,026
40,000 Weyerhaeuser Co 4 .000 04/15/30 39,437
30,000 Weyerhaeuser Co 7 .375 03/15/32 34,274
40,000 (a) Weyerhaeuser Co 3 .375 03/09/33 36,527
200,000 Williams Cos Inc/The 2 .600 03/15/31 181,672
50,000 Williams Cos Inc/The 5 .150 03/15/34 50,785

PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
50,000 Williams Cos Inc/The 5 .300% 09/30/35 $ 50,740
60,000 Williams Cos Inc/The 5 .800 11/15/54 60,202
20,000 Williams Cos Inc/The 6 .000 03/15/55 20,597
70,000 Workday Inc 3 .700 04/01/29 69,006
90,000 WRKCo Inc 4 .000 03/15/28 89,600
10,000 WRKCo Inc 3 .000 06/15/33 8,910
50,000 WW Grainger Inc 4 .450 09/15/34 49,479
10,000 WW Grainger Inc 4 .600 06/15/45 9,135
50,000 Xilinx Inc 2 .375 06/01/30 46,364
31,000 (a) Xylem Inc/NY 2 .250 01/30/31 28,003
60,000 Zimmer Biomet Holdings Inc 2 .600 11/24/31 54,107
86,000 Zoetis Inc 3 .900 08/20/28 85,916
9,000 Zoetis Inc 2 .000 05/15/30 8,197
20,000 Zoetis Inc 5 .600 11/16/32 21,265
50,000 Zoetis Inc 5 .000 08/17/35 50,514
TOTAL INDUSTRIAL 61,149,699
UTILITY - 2.4%
$ 62,000 AEP Texas Inc 4 .150 05/01/49 48,638
30,000 AEP Texas Inc 3 .450 01/15/50 20,921
50,000 AES Corp/The 5 .800 03/15/32 51,135
50,000 Ameren Illinois Co 4 .950 06/01/33 51,206
50,000 Ameren Illinois Co 5 .625 03/01/55 51,081
50,000 American Electric Power Co Inc 5 .750 11/01/27 51,508
80,000 American Electric Power Co Inc 5 .200 01/15/29 82,525
90,000 American Electric Power Co Inc 5 .950 11/01/32 96,460
120,000 American Water Capital Corp 2 .800 05/01/30 113,194
110,000 American Water Capital Corp 2 .300 06/01/31 98,857
50,000 American Water Capital Corp 5 .250 03/01/35 51,392
20,000 American Water Capital Corp 3 .750 09/01/47 15,664
20,000 American Water Capital Corp 4 .200 09/01/48 16,533
50,000 American Water Capital Corp 5 .450 03/01/54 49,291
25,000 American Water Capital Corp 5 .700 09/01/55 25,412
250,000 Appalachian Power Co 4 .400 05/15/44 212,568
10,000 Appalachian Power Co 3 .700 05/01/50 7,382
20,000 Atlantic City Electric Co 2 .300 03/15/31 18,096
40,000 Atmos Energy Corp 2 .625 09/15/29 37,867
90,000 Atmos Energy Corp 5 .900 11/15/33 97,440
30,000 Atmos Energy Corp 4 .125 10/15/44 25,596
110,000 Atmos Energy Corp 2 .850 02/15/52 70,327
10,000 Avista Corp 4 .350 06/01/48 8,426
30,000 Avista Corp 4 .000 04/01/52 23,475
100,000 Black Hills Corp 5 .950 03/15/28 103,584
10,000 CenterPoint Energy Houston Electric LLC 5 .200 10/01/28 10,305
100,000 CenterPoint Energy Houston Electric LLC 3 .000 03/01/32 91,778
140,000 CenterPoint Energy Houston Electric LLC 5 .150 03/01/34 144,078
10,000 CenterPoint Energy Houston Electric LLC 3 .550 08/01/42 8,074
110,000 CenterPoint Energy Inc 1 .450 06/01/26 108,255
10,000 CenterPoint Energy Inc 7 .000 02/15/55 10,452
120,000 Cleveland Electric Illuminating Co/The 5 .950 12/15/36 127,197
121,000 Commonwealth Edison Co 6 .450 01/15/38 136,529
10,000 Commonwealth Edison Co 4 .000 03/01/48 8,154
110,000 Commonwealth Edison Co 2 .750 09/01/51 69,622
35,000 Commonwealth Edison Co 5 .950 06/01/55 37,313
130,000 Connecticut Light and Power Co/The 2 .050 07/01/31 115,231
10,000 Connecticut Light and Power Co/The 4 .000 04/01/48 8,129
50,000 Consolidated Edison Co of New York Inc 2 .400 06/15/31 45,486
10,000 Consolidated Edison Co of New York Inc 5 .200 03/01/33 10,417
30,000 Consolidated Edison Co of New York Inc 5 .375 05/15/34 31,254
124,000 Consolidated Edison Co of New York Inc 5 .500 12/01/39 127,340
7,000 Consolidated Edison Co of New York Inc 3 .850 06/15/46 5,620
172,000 Consolidated Edison Co of New York Inc 4 .650 12/01/48 153,136
30,000 Consolidated Edison Co of New York Inc 3 .950 04/01/50 24,005

Portfolio of Investments October 31, 2025
(continued)
NUBD

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITY (continued)
$ 10,000 Consolidated Edison Co of New York Inc 5 .900% 11/15/53 $ 10,494
70,000 Consolidated Edison Co of New York Inc 4 .300 12/01/56 57,015
20,000 Consolidated Edison Co of New York Inc 4 .500 05/15/58 16,822
10,000 Consolidated Edison Co of New York Inc 3 .700 11/15/59 7,215
41,000 Consolidated Edison Co of New York Inc 3 .000 12/01/60 25,100
110,000 Consumers Energy Co 3 .800 11/15/28 109,393
100,000 Consumers Energy Co 4 .900 02/15/29 102,680
110,000 Consumers Energy Co 3 .500 08/01/51 81,958
25,000 DTE Electric Co 4 .250 05/14/27 25,153
136,000 DTE Energy Co 2 .950 03/01/30 128,326
10,000 DTE Energy Co 5 .850 06/01/34 10,628
10,000 Duke Energy Florida LLC 3 .200 01/15/27 9,923
142,000 Duke Energy Florida LLC 2 .400 12/15/31 127,740
10,000 (a) Duke Energy Florida LLC 5 .875 11/15/33 10,806
67,000 Duke Energy Florida LLC 6 .350 09/15/37 74,839
260,000 Duke Energy Florida LLC 5 .950 11/15/52 274,050
20,000 Duke Energy Indiana LLC 3 .250 10/01/49 14,088
10,000 Duke Energy Ohio Inc 3 .650 02/01/29 9,892
20,000 Edison International 5 .750 06/15/27 20,234
10,000 Edison International 4 .125 03/15/28 9,832
50,000 Edison International 5 .450 06/15/29 50,556
102,000 Emera US Finance LP 4 .750 06/15/46 88,356
100,000 Entergy Texas Inc 5 .250 04/15/35 103,014
10,000 Entergy Texas Inc 3 .550 09/30/49 7,309
110,000 Essential Utilities Inc 2 .400 05/01/31 98,664
20,000 Essential Utilities Inc 5 .375 01/15/34 20,537
50,000 Essential Utilities Inc 5 .250 08/15/35 50,623
20,000 Essential Utilities Inc 3 .351 04/15/50 13,850
10,000 Evergy Kansas Central Inc 3 .100 04/01/27 9,886
100,000 Evergy Kansas Central Inc 5 .250 03/15/35 102,272
52,000 (a) Eversource Energy 1 .650 08/15/30 45,757
50,000 Eversource Energy 5 .850 04/15/31 52,829
40,000 Eversource Energy 5 .500 01/01/34 41,437
120,000 Exelon Corp 2 .750 03/15/27 117,826
10,000 Exelon Corp 4 .050 04/15/30 9,908
70,000 Exelon Corp 4 .950 06/15/35 69,383
20,000 Exelon Corp 5 .100 06/15/45 18,784
90,000 Exelon Corp 4 .450 04/15/46 77,041
40,000 Exelon Corp 4 .700 04/15/50 34,738
20,000 (a) Exelon Corp 5 .600 03/15/53 19,691
10,000 FirstEnergy Corp 4 .850 07/15/47 8,885
50,000 (b) FirstEnergy Transmission LLC 4 .750 01/15/33 49,948
30,000 FirstEnergy Transmission LLC 5 .000 01/15/35 30,074
50,000 Idaho Power Co 5 .800 04/01/54 51,730
48,000 Interstate Power and Light Co 3 .600 04/01/29 47,013
50,000 Interstate Power and Light Co 5 .600 10/01/55 49,188
70,000 IPALCO Enterprises Inc 4 .250 05/01/30 68,512
10,000 IPALCO Enterprises Inc 5 .750 04/01/34 10,208
50,000 Louisville Gas and Electric Co 5 .850 08/15/55 51,504
170,000 MidAmerican Energy Co 5 .750 11/01/35 182,245
40,000 MidAmerican Energy Co 3 .150 04/15/50 27,724
10,000 National Grid PLC 5 .809 06/12/33 10,658
70,000 National Grid PLC 5 .418 01/11/34 72,707
10,000 National Rural Utilities Cooperative Finance Corp 5 .600 11/13/26 10,151
100,000 National Rural Utilities Cooperative Finance Corp 4 .750 02/07/28 101,453
40,000 National Rural Utilities Cooperative Finance Corp 5 .000 02/07/31 41,256
100,000 National Rural Utilities Cooperative Finance Corp 2 .750 04/15/32 90,065
100,000 National Rural Utilities Cooperative Finance Corp 5 .000 08/15/34 102,104
70,000 National Rural Utilities Cooperative Finance Corp 4 .300 03/15/49 59,884
10,000 NiSource Inc 3 .490 05/15/27 9,911
10,000 NiSource Inc 5 .250 03/30/28 10,251
46,000 NiSource Inc 2 .950 09/01/29 43,952

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITY (continued)
$ 131,000 (a) NiSource Inc 3 .600% 05/01/30 $ 127,109
30,000 NiSource Inc 1 .700 02/15/31 26,094
50,000 NiSource Inc 5 .350 04/01/34 51,419
40,000 NiSource Inc 4 .800 02/15/44 36,468
50,000 NiSource Inc 4 .375 05/15/47 42,310
50,000 NSTAR Electric Co 3 .200 05/15/27 49,413
110,000 NSTAR Electric Co 3 .950 04/01/30 108,791
62,000 NSTAR Electric Co 5 .500 03/15/40 63,840
50,000 OGE Energy Corp 5 .450 05/15/29 51,921
90,000 Oklahoma Gas and Electric Co 4 .150 04/01/47 74,467
10,000 Oklahoma Gas and Electric Co 5 .800 04/01/55 10,278
20,000 Oncor Electric Delivery Co LLC 2 .750 05/15/30 18,806
40,000 Oncor Electric Delivery Co LLC 7 .000 05/01/32 45,423
87,000 Oncor Electric Delivery Co LLC 7 .500 09/01/38 106,033
200,000 Oncor Electric Delivery Co LLC 4 .950 09/15/52 183,202
60,000 ONE Gas Inc 5 .100 04/01/29 61,822
30,000 ONE Gas Inc 4 .250 09/01/32 29,708
20,000 ONE Gas Inc 4 .500 11/01/48 17,281
40,000 PECO Energy Co 4 .900 06/15/33 40,975
190,000 PECO Energy Co 4 .600 05/15/52 168,506
76,000 Potomac Electric Power Co 6 .500 11/15/37 85,764
50,000 PPL Capital Funding Inc 5 .250 09/01/34 51,263
20,000 PPL Electric Utilities Corp 4 .850 02/15/34 20,332
110,000 PPL Electric Utilities Corp 4 .150 10/01/45 93,954
50,000 Public Service Co of Colorado 5 .350 05/15/34 51,653
18,000 Public Service Co of Colorado 6 .500 08/01/38 20,162
200,000 Public Service Co of Colorado 4 .100 06/15/48 161,899
50,000 Public Service Co of New Hampshire 2 .200 06/15/31 44,777
10,000 Public Service Co of New Hampshire 5 .350 10/01/33 10,450
20,000 Public Service Co of Oklahoma 2 .200 08/15/31 17,668
10,000 Public Service Electric and Gas Co 2 .250 09/15/26 9,857
10,000 Public Service Electric and Gas Co 2 .450 01/15/30 9,378
70,000 Public Service Electric and Gas Co 1 .900 08/15/31 61,655
140,000 Public Service Electric and Gas Co 5 .800 05/01/37 150,432
20,000 Public Service Electric and Gas Co 2 .050 08/01/50 11,028
90,000 Public Service Electric and Gas Co 5 .450 03/01/54 90,144
120,000 Puget Energy Inc 4 .224 03/15/32 115,177
10,000 Puget Sound Energy Inc 5 .330 06/15/34 10,319
10,000 Puget Sound Energy Inc 5 .757 10/01/39 10,454
30,000 Puget Sound Energy Inc 5 .638 04/15/41 30,211
50,000 Puget Sound Energy Inc 5 .598 09/15/55 49,898
100,000 San Diego Gas & Electric Co 5 .400 04/15/35 103,559
43,000 San Diego Gas & Electric Co 4 .150 05/15/48 35,104
10,000 San Diego Gas & Electric Co 4 .100 06/15/49 8,052
30,000 San Diego Gas & Electric Co 5 .350 04/01/53 28,957
30,000 Sempra 5 .500 08/01/33 31,367
134,000 Sempra 6 .000 10/15/39 139,990
110,000 Sempra 4 .000 02/01/48 85,303
180,000 Southern California Edison Co 4 .700 06/01/27 180,756
50,000 (a) Southern California Edison Co 5 .250 03/15/30 51,179
10,000 Southern California Edison Co 5 .950 11/01/32 10,551
50,000 Southern California Edison Co 5 .200 06/01/34 50,041
30,000 Southern California Edison Co 5 .350 07/15/35 30,167
60,000 Southern California Edison Co 4 .500 09/01/40 52,900
50,000 Southern California Edison Co 3 .600 02/01/45 36,521
10,000 Southern California Edison Co 4 .125 03/01/48 7,730
90,000 Southern California Edison Co 4 .875 03/01/49 76,886
10,000 Southern California Edison Co 3 .650 02/01/50 7,053
210,000 Southern California Edison Co 5 .450 06/01/52 193,299
10,000 Southern California Gas Co 2 .600 06/15/26 9,900
40,000 (a) Southern California Gas Co 2 .550 02/01/30 37,492
50,000 Southern California Gas Co 5 .450 06/15/35 51,997

Portfolio of Investments October 31, 2025
(continued)
NUBD

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITY (continued)
$ 40,000 Southern California Gas Co 4 .300% 01/15/49 $ 33,327
170,000 Southern California Gas Co 5 .750 06/01/53 172,210
50,000 Southern Power Co 4 .250 10/01/30 49,711
50,000 Southern Power Co 4 .900 10/01/35 49,469
20,000 Southwest Gas Corp 5 .800 12/01/27 20,642
10,000 Southwest Gas Corp 3 .700 04/01/28 9,892
40,000 Southwest Gas Corp 2 .200 06/15/30 36,440
20,000 Southwest Gas Corp 3 .800 09/29/46 15,369
300,000 Southwestern Electric Power Co 3 .250 11/01/51 201,866
50,000 Southwestern Public Service Co 5 .300 05/15/35 51,274
126,000 Southwestern Public Service Co 4 .500 08/15/41 114,272
23,000 Southwestern Public Service Co 4 .400 11/15/48 19,262
10,000 Southwestern Public Service Co 3 .150 05/01/50 6,699
30,000 Spire Missouri Inc 4 .800 02/15/33 30,212
10,000 Spire Missouri Inc 5 .150 08/15/34 10,309
50,000 Tampa Electric Co 5 .000 07/15/52 45,860
40,000 Tucson Electric Power Co 3 .250 05/15/32 37,050
40,000 Tucson Electric Power Co 4 .000 06/15/50 30,877
50,000 Tucson Electric Power Co 3 .250 05/01/51 33,590
30,000 Washington Gas Light Co 3 .796 09/15/46 23,312
42,000 WEC Energy Group Inc 5 .600 09/12/26 42,476
100,000 WEC Energy Group Inc 2 .200 12/15/28 94,284
20,000 Wisconsin Power and Light Co 1 .950 09/16/31 17,378
50,000 Wisconsin Power and Light Co 4 .950 04/01/33 50,803
88,000 Wisconsin Public Service Corp 3 .671 12/01/42 70,947
40,000 Xcel Energy Inc 5 .500 03/15/34 41,416
TOTAL UTILITY 10,947,117
TOTAL CORPORATE DEBT
(Cost $111,989,125) 108,440,392
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT RELATED - 4.2%
GOVERNMENT AGENCY - 1.2%
20,000 Equinor ASA 3 .000 04/06/27 19,798
10,000 Equinor ASA 3 .625 09/10/28 9,914
167,000 Equinor ASA 3 .125 04/06/30 160,392
10,000 Equinor ASA 3 .625 04/06/40 8,524
30,000 Equinor ASA 5 .100 08/17/40 30,134
20,000 Equinor ASA 4 .250 11/23/41 18,149
62,000 Equinor ASA 3 .950 05/15/43 52,888
30,000 Equinor ASA 3 .250 11/18/49 21,525
30,000 Equinor ASA 3 .700 04/06/50 23,282
180,000 Export Development Canada 4 .375 06/29/26 180,496
70,000 Export Development Canada 3 .875 02/14/28 70,334
175,000 Export Development Canada 4 .125 02/13/29 177,367
40,000 Export Development Canada 4 .000 06/20/30 40,424
30,000 Export Development Canada 4 .750 06/05/34 31,472
310,000 Federal National Mortgage Association 1 .875 09/24/26 304,848
10,000 Federal National Mortgage Association 7 .250 05/15/30 11,475
429,000 Federal National Mortgage Association 5 .625 07/15/37 477,165
50,000 Industrial & Commercial Bank of China Ltd/New York NY 3 .538 11/08/27 49,590
10,000 Israel Government AID Bond 5 .500 09/18/33 10,821
100,000 Japan International Cooperation Agency 2 .750 04/27/27 98,357
100,000 Japan International Cooperation Agency 4 .000 05/23/28 100,363
30,000 Korea Development Bank/The 1 .375 04/25/27 28,922
200,000 Korea Development Bank/The 4 .625 02/03/28 203,057
180,000 Korea Development Bank/The 4 .375 02/15/28 181,966
200,000 Korea Development Bank/The 5 .375 10/23/28 208,407
120,000 Kreditanstalt fuer Wiederaufbau 4 .625 08/07/26 120,693
442,000 Kreditanstalt fuer Wiederaufbau 3 .000 05/20/27 437,472
135,000 Kreditanstalt fuer Wiederaufbau 4 .000 06/28/27 135,725

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT AGENCY (continued)
$ 60,000 Kreditanstalt fuer Wiederaufbau 3 .500% 08/27/27 $ 59,843
270,000 Kreditanstalt fuer Wiederaufbau 3 .875 05/15/28 271,607
50,000 Kreditanstalt fuer Wiederaufbau 3 .500 08/09/28 49,836
135,000 Kreditanstalt fuer Wiederaufbau 4 .625 03/18/30 139,921
200,000 Kreditanstalt fuer Wiederaufbau 3 .750 07/15/30 200,117
100,000 Kreditanstalt fuer Wiederaufbau 4 .750 10/29/30 104,521
110,000 (a) Kreditanstalt fuer Wiederaufbau 4 .125 07/15/33 110,869
195,000 Kreditanstalt fuer Wiederaufbau 4 .375 02/28/34 199,698
110,000 Landwirtschaftliche Rentenbank 3 .875 09/28/27 110,402
100,000 Landwirtschaftliche Rentenbank 4 .625 04/17/29 103,000
100,000 Landwirtschaftliche Rentenbank 5 .000 10/24/33 106,374
60,000 Oesterreichische Kontrollbank AG 4 .750 05/21/27 60,904
45,000 Oesterreichische Kontrollbank AG 4 .000 05/28/28 45,354
90,000 Oesterreichische Kontrollbank AG 4 .125 01/18/29 91,151
70,000 Oesterreichische Kontrollbank AG 3 .750 09/05/29 70,038
100,000 Oesterreichische Kontrollbank AG 4 .500 01/24/30 102,917
200,000 Svensk Exportkredit AB 3 .750 09/13/27 200,108
200,000 Svensk Exportkredit AB 3 .750 07/29/30 199,417
TOTAL GOVERNMENT AGENCY 5,439,637
MUNICIPAL BONDS - 0.7%
160,000 Province of Alberta Canada 3 .300 03/15/28 158,391
50,000 Province of Alberta Canada 4 .500 06/26/29 51,203
40,000 Province of Alberta Canada 1 .300 07/22/30 35,633
50,000 Province of Alberta Canada 4 .500 01/24/34 50,809
50,000 (c) Province of Alberta Canada 4 .300 11/02/35 49,974
150,000 Province of British Columbia Canada 2 .250 06/02/26 148,489
110,000 Province of British Columbia Canada 0 .900 07/20/26 107,636
100,000 Province of British Columbia Canada 4 .700 01/24/28 102,053
100,000 Province of British Columbia Canada 3 .900 08/27/30 100,165
85,000 Province of British Columbia Canada 4 .200 07/06/33 84,680
100,000 Province of British Columbia Canada 4 .750 06/12/34 102,964
110,000 Province of British Columbia Canada 4 .800 06/11/35 112,966
100,000 Province of Manitoba Canada 1 .500 10/25/28 93,615
100,000 Province of Manitoba Canada 4 .300 07/27/33 99,673
70,000 Province of New Brunswick Canada 3 .625 02/24/28 69,680
300,000 Province of Ontario Canada 2 .500 04/27/26 297,789
260,000 (a) Province of Ontario Canada 3 .100 05/19/27 257,280
23,000 Province of Ontario Canada 1 .050 05/21/27 22,057
150,000 Province of Ontario Canada 4 .200 01/18/29 152,019
100,000 Province of Ontario Canada 3 .700 09/17/29 99,675
100,000 Province of Ontario Canada 4 .700 01/15/30 103,400
150,000 Province of Ontario Canada 1 .800 10/14/31 132,470
100,000 Province of Ontario Canada 2 .125 01/21/32 89,357
305,000 Province of Quebec Canada 2 .500 04/20/26 302,839
70,000 Province of Quebec Canada 2 .750 04/12/27 68,950
140,000 Province of Quebec Canada 4 .500 04/03/29 143,305
100,000 Province of Quebec Canada 4 .500 09/08/33 101,581
50,000 Province of Quebec Canada 4 .250 09/05/34 49,732
100,000 Province of Quebec Canada 4 .625 08/28/35 101,577
50,000 Province of Saskatchewan Canada 4 .650 01/28/30 51,555
TOTAL MUNICIPAL BONDS 3,341,517
SOVEREIGN DEBT - 2.3%
110,000 African Development Bank 0 .875 07/22/26 107,680
100,000 African Development Bank 3 .500 09/18/29 99,191
50,000 African Development Bank 4 .000 03/18/30 50,511
250,000 Asian Development Bank 1 .500 01/20/27 243,344
25,000 Asian Development Bank 4 .375 01/14/28 25,389
120,000 Asian Development Bank 4 .500 08/25/28 122,733
100,000 (a) Asian Development Bank 4 .375 03/06/29 102,151
100,000 Asian Development Bank 1 .875 03/15/29 94,330
130,000 Asian Development Bank 3 .625 08/28/29 129,647
110,000 Asian Development Bank 3 .125 04/27/32 104,964

Portfolio of Investments October 31, 2025
(continued)
NUBD

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOVEREIGN DEBT (continued)
$ 110,000 Asian Development Bank 4 .125% 01/12/34 $ 110,634
210,000 Canada Government International Bond 3 .750 04/26/28 210,665
35,000 (a) Canada Government International Bond 4 .000 03/18/30 35,400
140,000 Chile Government International Bond 3 .240 02/06/28 137,291
180,000 Chile Government International Bond 2 .450 01/31/31 164,293
140,000 Chile Government International Bond 4 .950 01/05/36 141,554
270,000 Chile Government International Bond 3 .250 09/21/71 171,356
50,000 Council Of Europe Development Bank 0 .875 09/22/26 48,716
100,000 Council Of Europe Development Bank 4 .625 06/11/27 101,331
50,000 Council Of Europe Development Bank 3 .625 05/08/28 49,952
50,000 Council Of Europe Development Bank 4 .500 01/15/30 51,458
100,000 European Bank for Reconstruction & Development 4 .375 03/09/28 101,578
70,000 European Bank for Reconstruction & Development 4 .250 03/13/34 70,869
190,000 European Investment Bank 0 .750 10/26/26 184,430
312,000 European Investment Bank 1 .375 03/15/27 302,375
100,000 European Investment Bank 4 .500 10/16/28 102,382
225,000 European Investment Bank 4 .000 02/15/29 227,306
100,000 European Investment Bank 4 .750 06/15/29 103,574
30,000 European Investment Bank 3 .750 11/15/29 30,047
25,000 European Investment Bank 4 .500 03/14/30 25,771
170,000 European Investment Bank 3 .625 07/15/30 169,108
60,000 European Investment Bank 3 .875 10/15/30 60,300
100,000 European Investment Bank 4 .375 10/10/31 102,798
85,000 European Investment Bank 4 .125 02/13/34 85,557
84,000 Hungary Government International Bond 7 .625 03/29/41 101,225
190,000 Indonesia Government International Bond 4 .550 01/11/28 191,685
70,000 Indonesia Government International Bond 4 .850 01/11/33 71,064
200,000 Indonesia Government International Bond 5 .600 01/15/35 212,861
280,000 Indonesia Government International Bond 5 .650 01/11/53 288,781
110,000 Inter-American Development Bank 1 .500 01/13/27 107,096
90,000 Inter-American Development Bank 4 .375 02/01/27 90,646
120,000 Inter-American Development Bank 4 .000 01/12/28 120,864
110,000 Inter-American Development Bank 1 .125 07/20/28 102,895
50,000 Inter-American Development Bank 4 .500 02/15/30 51,514
50,000 Inter-American Development Bank 3 .750 06/14/30 50,010
100,000 Inter-American Development Bank 4 .375 07/16/35 101,654
240,000 Inter-American Development Bank 3 .875 10/28/41 217,189
630,000 International Bank for Reconstruction & Development 2 .500 11/22/27 615,694
36,000 International Bank for Reconstruction & Development 3 .625 05/05/28 35,991
100,000 International Bank for Reconstruction & Development 4 .625 08/01/28 102,526
92,000 International Bank for Reconstruction & Development 4 .000 07/25/30 92,948
100,000 International Bank for Reconstruction & Development 3 .500 10/28/30 98,803
95,000 International Bank for Reconstruction & Development 4 .000 01/10/31 95,872
100,000 International Bank for Reconstruction & Development 4 .500 04/10/31 103,318
100,000 International Bank for Reconstruction & Development 1 .625 11/03/31 88,009
75,000 (a) International Bank for Reconstruction & Development 4 .625 01/15/32 77,940
112,000 International Bank for Reconstruction & Development 2 .500 03/29/32 103,083
50,000 International Bank for Reconstruction & Development 4 .000 05/06/32 50,229
100,000 (a) International Bank for Reconstruction & Development 4 .750 11/14/33 104,812
45,000 International Bank for Reconstruction & Development 3 .875 08/28/34 44,331
115,000 International Bank for Reconstruction & Development 4 .375 08/27/35 116,919
35,000 International Finance Corp 4 .375 01/15/27 35,234
30,000 International Finance Corp 4 .500 01/21/28 30,539
180,000 Israel Government International Bond 2 .750 07/03/30 167,586
280,000 Israel Government International Bond 3 .875 07/03/50 208,008
30,000 Korea International Bond 2 .750 01/19/27 29,630
30,000 Korea International Bond 2 .500 06/19/29 28,631
120,000 Korea International Bond 1 .000 09/16/30 105,261
70,000 Korea International Bond 1 .750 10/15/31 62,216
200,000 Nordic Investment Bank 3 .750 05/09/30 200,105
40,000 Panama Government International Bond 3 .160 01/23/30 37,446
10,000 Panama Government International Bond 3 .298 01/19/33 8,732

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOVEREIGN DEBT (continued)
$ 80,000 (a) Panama Government International Bond 6 .875% 01/31/36 $ 86,448
200,000 Panama Government International Bond 8 .000 03/01/38 232,580
250,000 Panama Government International Bond 4 .500 05/15/47 199,488
90,000 Panama Government International Bond 4 .500 04/16/50 70,277
65,000 Peruvian Government International Bond 3 .000 01/15/34 56,563
85,000 Peruvian Government International Bond 5 .375 02/08/35 87,253
96,000 Peruvian Government International Bond 5 .625 11/18/50 95,189
20,000 Peruvian Government International Bond 3 .550 03/10/51 14,335
50,000 Peruvian Government International Bond 6 .200 06/30/55 52,537
165,000 Republic of Italy Government International Bond 2 .875 10/17/29 157,950
200,000 Republic of Poland Government International Bond 4 .875 10/04/33 203,547
205,000 Republic of Poland Government International Bond 5 .125 09/18/34 210,581
120,000 Republic of Poland Government International Bond 5 .375 02/12/35 125,438
15,000 Uruguay Government International Bond 4 .375 01/23/31 15,151
113,000 Uruguay Government International Bond 5 .750 10/28/34 121,835
130,000 Uruguay Government International Bond 5 .442 02/14/37 136,175
200,000 Uruguay Government International Bond 4 .125 11/20/45 178,300
TOTAL SOVEREIGN DEBT 10,263,679
TOTAL GOVERNMENT RELATED
(Cost $19,423,733) 19,044,833
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED - 25.0%
150,000 American Express Credit Account Master Trust 5 .230 09/15/28 151,645
9,005 AmeriCredit Automobile Receivables Trust 2021-2 1 .010 01/19/27 8,973
50,000 BA Credit Card Trust 4 .980 11/15/28 50,526
195,254 Bank 2019-BNK19 2 .926 08/15/61 185,999
94,046 BANK 2021-BNK34 1 .935 06/15/63 88,604
100,000 BANK 2021-BNK35 2 .067 06/15/64 94,226
55,000 BANK 2024-BNK48 5 .053 10/15/57 56,181
50,000 (d) BANK 2025-BNK49 5 .623 03/15/58 53,202
43,281 BANK5 2023-5YR4 6 .500 12/15/56 45,618
50,000 (d) BANK5 2024-5YR12 5 .902 12/15/57 52,682
45,000 BANK5 2024-5YR9 5 .614 08/15/57 46,838
50,000 BANK5 Trust 2024-5YR6 6 .225 05/15/57 52,748
357,564 BBCMS Mortgage Trust 2020-C6 2 .690 02/15/53 336,770
100,000 (d) BBCMS Mortgage Trust 2023-C21 6 .000 09/15/56 107,894
100,000 (d) BBCMS Mortgage Trust 2023-C22 6 .804 11/15/56 112,665
100,000 BBCMS Mortgage Trust 2024-C26 5 .829 05/15/57 107,660
50,000 BBCMS Mortgage Trust 2025-5C33 5 .839 03/15/58 52,720
50,000 BBCMS Mortgage Trust 2025-C32 5 .720 02/15/62 53,556
200,000 Benchmark 2021-B24 Mortgage Trust 2 .264 03/15/54 181,264
100,000 Benchmark 2021-B27 Mortgage Trust 2 .703 07/15/54 74,484
100,000 Benchmark 2021-B28 Mortgage Trust 2 .073 08/15/54 90,692
40,000 Benchmark 2024-V10 Mortgage Trust 5 .277 09/15/57 41,188
50,000 (d) Benchmark 2024-V11 Mortgage Trust 5 .909 11/15/57 52,653
35,000 Benchmark 2024-V12 Mortgage Trust 5 .738 12/15/57 36,658
90,000 (d) BMARK 2023-V4 6 .841 11/15/56 95,504
100,000 (d) BMO 2023-5C1 Mortgage Trust 7 .117 08/15/56 105,785
50,000 (d) BMO 2024-5C7 Mortgage Trust 5 .566 11/15/57 51,965
35,000 (d) BMO 2024-C10 Mortgage Trust 5 .478 11/15/57 36,666
90,000 (d) BMO 2024-C8 Mortgage Trust 5 .598 03/15/57 95,075
25,000 (d) BMO 2025-5C9 Mortgage Trust 5 .779 04/15/58 26,233
100,000 BMO Mortgage Trust 5 .180 10/15/58 103,090
50,000 Capital One Multi-Asset Execution Trust 3 .920 09/15/29 50,061
30,000 Capital One Prime Auto Receivables Trust 2024-1 4 .620 07/16/29 30,230
98,513 CarMax Auto Owner Trust 2022-1 1 .700 08/16/27 97,801
50,000 CarMax Auto Owner Trust 2024-4 4 .640 04/15/30 50,746
18,267 (b) Carvana Auto Receivables Trust 2022-N1 4 .130 12/11/28 18,076
50,000 Carvana Auto Receivables Trust 2024-P3 4 .310 09/10/30 50,247
100,000 Chase Issuance Trust 4 .160 07/15/30 100,870

Portfolio of Investments October 31, 2025
(continued)
NUBD

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 100,000 Citibank Credit Card Issuance Trust 5 .230% 12/08/27 $ 100,102
180,000 Citigroup Commercial Mortgage Trust 2016-C1 3 .209 05/10/49 178,787
84,716 CNH Equipment Trust 2023-B 5 .600 02/15/29 85,907
50,000 CNH Equipment Trust 2024-C 4 .120 03/15/32 50,340
100,000 Drive Auto Receivables Trust 2025-2 4 .140 09/15/32 99,981
50,000 Exeter Automobile Receivables Trust 2024-4 5 .290 08/15/30 50,206
134,893 Fannie Mae Pool FN MA2941 3 .500 03/01/32 133,337
43,852 Fannie Mae Pool FN MA3392 3 .500 06/01/33 43,273
93,155 Fannie Mae Pool FN MA3490 4 .000 10/01/33 93,096
36,788 Fannie Mae Pool FN MA3828 3 .000 11/01/34 35,703
75,424 Fannie Mae Pool FN MA3865 3 .000 12/01/34 72,994
88,331 Fannie Mae Pool FN MA3957 3 .500 03/01/35 85,999
426,270 Fannie Mae Pool FN MA4074 2 .000 07/01/35 394,687
663,167 Fannie Mae Pool FN MA4123 2 .000 09/01/35 614,024
374,880 Fannie Mae Pool FN MA4180 2 .500 11/01/35 353,190
292,383 Fannie Mae Pool FN MA4228 1 .500 01/01/36 263,755
390,731 Fannie Mae Pool FN MA4278 1 .500 03/01/36 351,258
420,993 Fannie Mae Pool FN MA4298 2 .500 03/01/36 396,624
115,925 Fannie Mae Pool FN MA4302 1 .500 04/01/36 104,213
48,462 Fannie Mae Pool FN MA4316 2 .500 04/01/36 45,582
125,329 Fannie Mae Pool FN MA4330 2 .500 05/01/36 118,189
240,028 Fannie Mae Pool FN MA4359 1 .500 06/01/36 215,775
51,689 Fannie Mae Pool FN MA4361 2 .500 06/01/36 48,744
470,208 Fannie Mae Pool FN MA4383 2 .000 07/01/36 433,885
122,355 Fannie Mae Pool FN MA4402 1 .500 08/01/36 109,688
222,507 Fannie Mae Pool FN MA4516 2 .000 01/01/37 204,834
184,630 Fannie Mae Pool FN MA4535 1 .500 02/01/37 165,396
881,033 Fannie Mae Pool FN MA4536 2 .000 02/01/37 811,322
269,659 Fannie Mae Pool FN MA4566 1 .500 03/01/37 241,729
173,547 Fannie Mae Pool FN MA4602 2 .000 05/01/37 159,733
78,429 Fannie Mae Pool FN MA4604 3 .000 05/01/37 75,143
236,372 Fannie Mae Pool FN MA4629 3 .000 06/01/37 226,466
70,153 Fannie Mae Pool FN MA5042 4 .500 06/01/38 70,118
89,682 Fannie Mae Pool FN MA3890 3 .000 01/01/40 84,006
605,866 Fannie Mae Pool FN MA4268 2 .000 02/01/41 525,576
102,828 Fannie Mae Pool FN MA4310 1 .500 04/01/41 87,351
462,440 Fannie Mae Pool FN MA4334 2 .500 05/01/41 414,417
70,498 Fannie Mae Pool FN MA4364 2 .000 06/01/41 61,566
64,309 Fannie Mae Pool FN MA4366 2 .500 06/01/41 57,829
202,454 Fannie Mae Pool FN MA4387 2 .000 07/01/41 177,117
265,919 Fannie Mae Pool FN MA4423 2 .500 09/01/41 240,272
669,494 Fannie Mae Pool FN MA3143 3 .000 09/01/47 606,555
385,421 Fannie Mae Pool FN MA3120 3 .500 09/01/47 362,527
42,601 Fannie Mae Pool FN MA3182 3 .500 11/01/47 40,057
138,581 Fannie Mae Pool FN MA3358 4 .500 05/01/48 137,475
1,935,759 Fannie Mae Pool FN FM5665 3 .500 08/01/48 1,825,766
79,817 Fannie Mae Pool FN MA3536 4 .000 12/01/48 76,963
137,800 Fannie Mae Pool FN MA3574 3 .500 01/01/49 128,644
1,297,090 Fannie Mae Pool FN FM5488 4 .000 05/01/49 1,254,493
468,491 Fannie Mae Pool FN MA3692 3 .500 07/01/49 436,990
813,595 Fannie Mae Pool FN MA3774 3 .000 09/01/49 731,645
551,208 Fannie Mae Pool FN MA3905 3 .000 01/01/50 494,833
249,143 Fannie Mae Pool FN MA3991 3 .000 04/01/50 222,425
330,838 Fannie Mae Pool FN MA4019 2 .500 05/01/50 283,255
586,158 Fannie Mae Pool FN MA4077 2 .000 07/01/50 479,357
212,572 Fannie Mae Pool FN MA4078 2 .500 07/01/50 182,063
312,384 Fannie Mae Pool FN MA4079 3 .000 07/01/50 279,849
201,549 Fannie Mae Pool FN MA4097 3 .000 08/01/50 180,495
315,813 Fannie Mae Pool FN MA4120 2 .500 09/01/50 269,789
666,234 Fannie Mae Pool FN MA4158 2 .000 10/01/50 545,625
1,783,511 Fannie Mae Pool FN MA4182 2 .000 11/01/50 1,461,014
220,762 Fannie Mae Pool FN MA4183 2 .500 11/01/50 188,126

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 1,627,895 Fannie Mae Pool FN MA4208 2 .000% 12/01/50 $ 1,333,197
738,444 Fannie Mae Pool FN MA4254 1 .500 02/01/51 570,791
793,046 Fannie Mae Pool FN MA4255 2 .000 02/01/51 648,654
302,070 Fannie Mae Pool FN MA4304 1 .500 04/01/51 233,380
2,022,455 Fannie Mae Pool FN MA4305 2 .000 04/01/51 1,652,116
71,567 Fannie Mae Pool FN MA4337 4 .000 04/01/51 68,412
1,315,075 Fannie Mae Pool FN MA4325 2 .000 05/01/51 1,074,677
255,517 Fannie Mae Pool FN MA4327 3 .000 05/01/51 228,145
1,564,207 Fannie Mae Pool FN MA4355 2 .000 06/01/51 1,278,097
222,197 Fannie Mae Pool FN MA4356 2 .500 06/01/51 189,726
510,776 Fannie Mae Pool FN MA4357 3 .000 06/01/51 455,147
159,212 Fannie Mae Pool FN MA4377 1 .500 07/01/51 123,079
225,806 Fannie Mae Pool FN MA4378 2 .000 07/01/51 184,479
400,889 Fannie Mae Pool FN MA4397 1 .500 08/01/51 309,725
1,172,626 Fannie Mae Pool FN MA4398 2 .000 08/01/51 957,766
1,415,352 Fannie Mae Pool FN MA4437 2 .000 10/01/51 1,155,725
210,248 Fannie Mae Pool FN MA4438 2 .500 10/01/51 179,435
272,788 Fannie Mae Pool FN MA4439 3 .000 10/01/51 242,739
1,849,386 Fannie Mae Pool FN MA4465 2 .000 11/01/51 1,509,753
222,193 Fannie Mae Pool FN MA4466 2 .500 11/01/51 189,514
1,422,668 Fannie Mae Pool FN MA4492 2 .000 12/01/51 1,160,118
6,405,333 Fannie Mae Pool FN MA4493 2 .500 12/01/51 5,464,579
1,280,172 Fannie Mae Pool FN MA4511 2 .000 01/01/52 1,044,534
726,369 Fannie Mae Pool FN MA4512 2 .500 01/01/52 619,759
387,948 Fannie Mae Pool FN MA4513 3 .000 01/01/52 344,331
232,060 Fannie Mae Pool FN MA4547 2 .000 02/01/52 189,272
1,181,672 Fannie Mae Pool FN MA4549 3 .000 02/01/52 1,049,979
2,635,347 Fannie Mae Pool FN MA4563 2 .500 03/01/52 2,249,089
286,652 Fannie Mae Pool FN MA4564 3 .000 03/01/52 254,653
697,870 Fannie Mae Pool FN MA4565 3 .500 03/01/52 645,739
332,441 Fannie Mae Pool FN MA4577 2 .000 04/01/52 270,778
1,122,739 Fannie Mae Pool FN MA4578 2 .500 04/01/52 958,293
392,903 Fannie Mae Pool FN MA4579 3 .000 04/01/52 350,432
430,698 Fannie Mae Pool FN MA4600 3 .500 05/01/52 397,748
525,109 Fannie Mae Pool FN MA4644 4 .000 05/01/52 500,540
520,975 Fannie Mae Pool FN MA4623 2 .500 06/01/52 444,029
240,747 Fannie Mae Pool FN MA4625 3 .500 06/01/52 222,329
747,045 Fannie Mae Pool FN MA4684 4 .500 06/01/52 731,589
309,915 Fannie Mae Pool FN MA4686 5 .000 06/01/52 309,841
491,702 Fannie Mae Pool FN MA4653 3 .000 07/01/52 437,081
191,556 Fannie Mae Pool FN MA4654 3 .500 07/01/52 176,901
280,045 Fannie Mae Pool FN MA4655 4 .000 07/01/52 266,992
623,356 Fannie Mae Pool FN MA4656 4 .500 07/01/52 607,691
294,903 Fannie Mae Pool FN MA4709 5 .000 07/01/52 294,832
477,296 Fannie Mae Pool FN MA4699 3 .500 08/01/52 440,758
564,103 Fannie Mae Pool FN MA4700 4 .000 08/01/52 537,810
469,713 Fannie Mae Pool FN MA4701 4 .500 08/01/52 459,945
803,654 Fannie Mae Pool FN MA4737 5 .000 08/01/52 803,462
784,286 Fannie Mae Pool FN MA4738 5 .500 08/01/52 796,048
284,231 Fannie Mae Pool FN MA4731 3 .500 09/01/52 262,441
324,392 Fannie Mae Pool FN MA4732 4 .000 09/01/52 309,513
513,063 Fannie Mae Pool FN MA4781 3 .000 10/01/52 455,743
419,730 Fannie Mae Pool FN MA4782 3 .500 10/01/52 387,576
519,761 Fannie Mae Pool FN MA4783 4 .000 10/01/52 495,553
210,918 Fannie Mae Pool FN MA4804 4 .000 11/01/52 201,227
489,566 Fannie Mae Pool FN MA4805 4 .500 11/01/52 479,234
300,938 Fannie Mae Pool FN MA4807 5 .500 11/01/52 306,216
478,536 Fannie Mae Pool FN MA4847 6 .000 11/01/52 491,724
171,244 Fannie Mae Pool FN MA4852 6 .500 11/01/52 177,876
381,079 Fannie Mae Pool FN MA4842 5 .500 12/01/52 387,185
717,874 Fannie Mae Pool FN MA4894 6 .000 01/01/53 737,268
441,718 Fannie Mae Pool FN MA4895 6 .500 01/01/53 457,742

Portfolio of Investments October 31, 2025
(continued)
NUBD

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 384,203 Fannie Mae Pool FN MA5027 4 .000% 05/01/53 $ 365,213
253,915 Fannie Mae Pool FN MA5008 4 .500 05/01/53 248,515
338,711 Fannie Mae Pool FN MA5009 5 .000 05/01/53 338,438
179,528 Fannie Mae Pool FN MA5012 6 .500 05/01/53 186,330
284,335 Fannie Mae Pool FN MA5038 5 .000 06/01/53 284,106
173,746 Fannie Mae Pool FN MA5071 5 .000 07/01/53 173,561
718,331 Fannie Mae Pool FN MA5106 5 .000 08/01/53 717,382
157,642 Fannie Mae Pool FN MA5108 6 .000 08/01/53 161,561
1,137,826 Fannie Mae Pool FN MA5165 5 .500 10/01/53 1,152,793
72,641 Fannie Mae Pool FN MA5166 6 .000 10/01/53 74,436
231,514 Fannie Mae Pool FN MA5190 5 .500 11/01/53 234,366
131,371 Fannie Mae Pool FN MA5192 6 .500 11/01/53 136,154
50,283 Fannie Mae Pool FN MA5193 7 .000 11/01/53 52,596
661,771 Fannie Mae Pool FN MA5216 6 .000 12/01/53 678,115
117,101 Fannie Mae Pool FN MA5217 6 .500 12/01/53 121,223
135,890 Fannie Mae Pool FN MA5218 7 .000 12/01/53 142,306
308,309 Fannie Mae Pool FN MA5263 4 .000 01/01/54 292,751
145,660 Fannie Mae Pool FN MA5247 6 .000 01/01/54 149,137
176,337 Fannie Mae Pool FN MA5271 5 .500 02/01/54 178,477
112,813 Fannie Mae Pool FN MA5273 6 .500 02/01/54 116,785
112,691 Fannie Mae Pool FN MA5295 6 .000 03/01/54 115,443
49,588 Fannie Mae Pool FN MA5298 7 .000 03/01/54 51,886
484,641 Fannie Mae Pool FN MA5326 4 .500 04/01/54 472,460
159,289 Fannie Mae Pool FN MA5329 6 .500 04/01/54 164,904
154,395 Fannie Mae Pool FN MA5342 7 .000 04/01/54 161,683
347,669 Fannie Mae Pool FN MA5353 5 .500 05/01/54 351,711
134,259 Fannie Mae Pool FN MA5388 5 .500 06/01/54 135,813
86,392 Fannie Mae Pool FN MA5389 6 .000 06/01/54 88,367
278,879 Fannie Mae Pool FN MA5390 6 .500 06/01/54 288,966
612,211 Fannie Mae Pool FN MA5419 5 .000 07/01/54 609,902
317,296 Fannie Mae Pool FN MA5421 6 .000 07/01/54 324,645
446,785 Fannie Mae Pool FN MA5444 5 .500 08/01/54 451,755
397,864 Fannie Mae Pool FN MA5445 6 .000 08/01/54 407,083
353,995 Fannie Mae Pool FN MA5446 6 .500 08/01/54 366,457
1,144,550 Fannie Mae Pool FN MA5471 6 .000 09/01/54 1,170,329
156,943 Fannie Mae Pool FN MA5499 6 .500 10/01/54 162,560
204,516 Fannie Mae Pool FN MA5529 4 .500 11/01/54 199,375
488,250 Fannie Mae Pool FN MA5530 5 .000 11/01/54 485,880
1,062,669 Fannie Mae Pool FN MA5553 5 .500 12/01/54 1,073,825
305,307 Fannie Mae Pool FN MA5675 6 .500 04/01/55 316,055
492,090 Fannie Mae Pool FN MA5700 5 .500 05/01/55 497,231
810,519 Fannie Mae Pool FN MA5761 6 .000 07/01/55 829,034
180,344 Fannie Mae Pool FN MA5795 7 .000 08/01/55 188,688
198,698 Fannie Mae Pool FN MA5821 5 .000 09/01/55 197,744
395,134 Fannie Mae Pool FN MA5822 5 .500 09/01/55 399,262
1,656,829 Fannie Mae Pool FN MA5823 6 .000 09/01/55 1,695,162
233,267 Fannie Mae Pool FN MA5824 6 .500 09/01/55 241,480
96,627 Fannie Mae Pool FN MA5825 7 .000 09/01/55 101,276
896,130 Fannie Mae Pool FN MA5853 5 .500 10/01/55 905,493
391,735 Fannie Mae Pool FN MA5855 6 .500 10/01/55 405,527
450,000 Fannie Mae Pool FN MA5878 5 .000 11/01/55 447,804
176,370 (d) Fannie Mae-Aces 3 .030 03/25/28 172,986
241,644 (d) Fannie Mae-Aces 3 .354 07/25/28 238,704
50,000 Ford Credit Auto Lease Trust 2024-B 4 .990 12/15/27 50,321
50,000 Ford Credit Auto Lease Trust 2025-B 4 .230 12/15/28 50,266
50,000 Ford Credit Auto Owner Trust 2024-A 5 .010 09/15/29 50,962
614,313 Freddie Mac Multifamily Structured Pass Through Certificates 2 .862 05/25/26 609,690
93,079 Freddie Mac Multifamily Structured Pass Through Certificates 0 .861 06/25/27 92,260
62,000 Freddie Mac Multifamily Structured Pass Through Certificates 1 .760 03/25/28 59,155
100,000 Freddie Mac Multifamily Structured Pass Through Certificates 1 .770 05/25/28 94,961
100,000 Freddie Mac Multifamily Structured Pass Through Certificates 4 .819 06/25/28 102,046
100,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates 4 .650 08/25/28 101,669

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 100,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates 4 .800% 09/25/28 $ 102,104
100,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates 5 .355 01/25/29 103,968
35,000 Freddie Mac Multifamily Structured Pass Through Certificates 5 .400 01/25/29 36,450
100,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates 5 .180 03/25/29 103,570
232,345 Freddie Mac Multifamily Structured Pass Through Certificates 2 .701 04/25/29 227,518
50,000 Freddie Mac Multifamily Structured Pass Through Certificates 4 .618 07/25/29 51,003
88,061 Freddie Mac Multifamily Structured Pass Through Certificates 1 .101 08/25/30 81,789
100,000 Freddie Mac Multifamily Structured Pass Through Certificates 4 .400 10/25/30 101,502
91,012 Freddie Mac Multifamily Structured Pass Through Certificates 1 .353 11/25/30 85,338
50,000 Freddie Mac Multifamily Structured Pass Through Certificates 5 .203 02/25/31 52,529
100,000 Freddie Mac Multifamily Structured Pass Through Certificates 1 .647 05/25/31 87,790
100,000 Freddie Mac Multifamily Structured Pass Through Certificates 4 .963 05/25/31 104,017
200,000 Freddie Mac Multifamily Structured Pass Through Certificates 4 .456 08/25/31 203,202
100,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates 4 .550 01/25/32 101,964
100,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates 4 .800 01/25/32 103,295
100,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates 4 .500 08/25/33 101,429
95,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates 5 .150 12/25/33 100,234
50,000 Freddie Mac Multifamily Structured Pass Through Certificates 4 .489 09/25/34 50,491
90,000 Freddie Mac Multifamily Structured Pass Through Certificates 4 .760 10/25/34 92,545
100,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates 4 .660 12/25/34 102,040
96,079 Freddie Mac Multifamily Structured Pass Through Certificates 2 .007 07/25/35 83,711
200,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates 4 .600 09/25/35 203,266
613,888 Freddie Mac Pool FR SD3574 3 .000 11/01/48 559,441
81,588 Freddie Mac Pool FR SD8071 4 .500 06/01/50 80,298
215,244 Freddie Mac Pool FR SD8161 2 .500 08/01/51 183,636
221,838 Freddie Mac Pool FR SD8195 3 .000 02/01/52 197,115
327,890 Freddie Mac Pool FR SD5345 2 .500 04/01/52 278,760
203,825 Freddie Mac Pool FR SD8428 4 .000 05/01/54 193,434
370,111 Ginnie Mae II Pool G2 MA3663 3 .500 05/20/46 345,885
46,556 Ginnie Mae II Pool G2 MA5264 4 .000 06/20/48 44,766
53,925 Ginnie Mae II Pool G2 MA5398 4 .000 08/20/48 51,813
333,598 Ginnie Mae II Pool G2 MA6038 3 .000 07/20/49 301,639
156,183 Ginnie Mae II Pool G2 MA6283 3 .000 11/20/49 140,726
188,518 Ginnie Mae II Pool G2 MA6284 3 .500 11/20/49 174,180
611,927 Ginnie Mae II Pool G2 MA6338 3 .000 12/20/49 551,938
176,902 Ginnie Mae II Pool G2 MA6340 4 .000 12/20/49 169,555
187,953 Ginnie Mae II Pool G2 MA6410 3 .500 01/20/50 173,653
116,548 Ginnie Mae II Pool G2 MA6542 3 .500 03/20/50 107,687
60,471 Ginnie Mae II Pool G2 MA6600 3 .500 04/20/50 55,867
61,922 Ginnie Mae II Pool G2 MA6820 3 .000 08/20/50 55,890
614,990 Ginnie Mae II Pool G2 MA6864 2 .000 09/20/50 511,998
546,115 Ginnie Mae II Pool G2 MA6865 2 .500 09/20/50 473,419
65,681 Ginnie Mae II Pool G2 MA6931 2 .500 10/20/50 57,028
219,377 Ginnie Mae II Pool G2 MA6995 2 .500 11/20/50 190,375
391,029 Ginnie Mae II Pool G2 MA7051 2 .000 12/20/50 325,358
185,923 Ginnie Mae II Pool G2 MA7054 3 .500 12/20/50 171,672
363,699 Ginnie Mae II Pool G2 MA7136 2 .500 01/20/51 315,172
412,686 Ginnie Mae II Pool G2 MA7312 2 .500 04/20/51 357,367
456,832 Ginnie Mae II Pool G2 MA7367 2 .500 05/20/51 395,682
297,089 Ginnie Mae II Pool G2 MA7419 3 .000 06/20/51 267,282
659,497 Ginnie Mae II Pool G2 MA7472 2 .500 07/20/51 571,087
670,136 Ginnie Mae II Pool G2 MA7533 2 .000 08/20/51 557,591
201,757 Ginnie Mae II Pool G2 MA7534 2 .500 08/20/51 174,709
216,525 Ginnie Mae II Pool G2 MA7589 2 .500 09/20/51 187,497
236,512 Ginnie Mae II Pool G2 MA7648 2 .000 10/20/51 196,792
196,294 Ginnie Mae II Pool G2 MA7650 3 .000 10/20/51 176,540
663,805 Ginnie Mae II Pool G2 MA7704 2 .000 11/20/51 552,323
213,058 Ginnie Mae II Pool G2 MA7705 2 .500 11/20/51 184,560
327,697 Ginnie Mae II Pool G2 MA7767 2 .500 12/20/51 283,764
457,087 Ginnie Mae II Pool G2 MA7826 2 .000 01/20/52 380,322
146,919 Ginnie Mae II Pool G2 MA7827 2 .500 01/20/52 127,223
1,207,974 Ginnie Mae II Pool G2 MA7882 3 .000 02/20/52 1,085,913

Portfolio of Investments October 31, 2025
(continued)
NUBD

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 178,387 Ginnie Mae II Pool G2 MA7883 3 .500% 02/20/52 $ 164,217
1,296,563 Ginnie Mae II Pool G2 MA7935 2 .000 03/20/52 1,078,813
187,938 Ginnie Mae II Pool G2 MA7936 2 .500 03/20/52 162,800
362,830 Ginnie Mae II Pool G2 MA7937 3 .000 03/20/52 326,168
673,949 Ginnie Mae II Pool G2 MA7938 3 .500 03/20/52 622,846
170,270 Ginnie Mae II Pool G2 MA7939 4 .000 03/20/52 162,430
483,890 Ginnie Mae II Pool G2 MA8042 2 .500 05/20/52 419,017
177,909 Ginnie Mae II Pool G2 MA8044 3 .500 05/20/52 164,290
375,213 Ginnie Mae II Pool G2 MA8046 4 .500 05/20/52 369,129
648,867 Ginnie Mae II Pool G2 MA8100 4 .000 06/20/52 620,092
189,603 Ginnie Mae II Pool G2 MA8101 4 .500 06/20/52 186,500
359,077 Ginnie Mae II Pool G2 MA8102 5 .000 06/20/52 360,158
381,402 Ginnie Mae II Pool G2 MA8151 4 .500 07/20/52 375,100
156,515 Ginnie Mae II Pool G2 MA8200 4 .000 08/20/52 149,500
152,798 Ginnie Mae II Pool G2 MA8201 4 .500 08/20/52 150,274
149,102 Ginnie Mae II Pool G2 MA8202 5 .000 08/20/52 149,535
157,610 Ginnie Mae II Pool G2 MA8266 3 .500 09/20/52 145,885
174,527 Ginnie Mae II Pool G2 MA8267 4 .000 09/20/52 166,427
137,548 Ginnie Mae II Pool G2 MA8349 5 .500 10/20/52 139,965
339,682 Ginnie Mae II Pool G2 MA8428 5 .000 11/20/52 340,635
111,069 Ginnie Mae II Pool G2 MA8430 6 .000 11/20/52 113,942
227,635 Ginnie Mae II Pool G2 MA8487 3 .500 12/20/52 208,783
343,349 Ginnie Mae II Pool G2 MA8491 5 .500 12/20/52 349,046
109,551 Ginnie Mae II Pool G2 MA8492 6 .000 12/20/52 112,385
276,868 Ginnie Mae II Pool G2 MA8571 6 .000 01/20/53 283,952
121,123 Ginnie Mae II Pool G2 MA8572 6 .500 01/20/53 125,460
260,886 Ginnie Mae II Pool G2 MA8801 5 .500 04/20/53 264,601
167,872 Ginnie Mae II Pool G2 MA8876 4 .000 05/20/53 160,114
84,272 Ginnie Mae II Pool G2 MA8881 6 .500 05/20/53 87,109
193,216 Ginnie Mae II Pool G2 MA8946 4 .500 06/20/53 189,396
87,312 Ginnie Mae II Pool G2 MA9015 4 .500 07/20/53 85,586
233,122 Ginnie Mae II Pool G2 MA9106 5 .500 08/20/53 236,166
235,601 Ginnie Mae II Pool G2 MA9170 5 .000 09/20/53 235,294
152,262 Ginnie Mae II Pool G2 MA9171 5 .500 09/20/53 154,280
63,064 Ginnie Mae II Pool G2 MA9172 6 .000 09/20/53 64,536
35,909 Ginnie Mae II Pool G2 MA9244 7 .000 10/20/53 37,120
193,928 Ginnie Mae II Pool G2 MA9303 4 .500 11/20/53 189,643
274,001 Ginnie Mae II Pool G2 MA9361 5 .000 12/20/53 273,419
279,199 Ginnie Mae II Pool G2 MA9422 5 .000 01/20/54 279,236
179,489 Ginnie Mae II Pool G2 MA9424 6 .000 01/20/54 183,478
69,119 Ginnie Mae II Pool G2 MA9425 6 .500 01/20/54 71,391
146,194 Ginnie Mae II Pool G2 MA9490 6 .500 02/20/54 151,027
104,949 Ginnie Mae II Pool G2 MA9671 7 .000 05/20/54 108,339
201,905 Ginnie Mae II Pool G2 MA9722 4 .000 06/20/54 191,314
87,460 Ginnie Mae II Pool G2 MA9725 5 .500 06/20/54 88,331
186,713 Ginnie Mae II Pool G2 MA9726 6 .000 06/20/54 190,548
220,115 Ginnie Mae II Pool G2 MA9779 5 .500 07/20/54 222,319
181,094 Ginnie Mae II Pool G2 MA9780 6 .000 07/20/54 184,763
290,379 Ginnie Mae II Pool G2 MA9849 4 .500 08/20/54 283,602
228,103 Ginnie Mae II Pool G2 MA9852 6 .000 08/20/54 232,600
188,492 Ginnie Mae II Pool G2 MA9905 5 .000 09/20/54 188,092
625,597 Ginnie Mae II Pool G2 MA9906 5 .500 09/20/54 631,676
157,510 Ginnie Mae II Pool G2 MA9907 6 .000 09/20/54 160,601
383,718 Ginnie Mae II Pool G2 MA9964 5 .000 10/20/54 382,903
237,147 Ginnie Mae II Pool G2 MA9967 6 .500 10/20/54 244,617
251,751 Ginnie Mae II Pool G2 MB0307 5 .000 04/20/55 251,210
248,345 Ginnie Mae II Pool G2 MB0484 5 .000 07/20/55 247,754
694,739 Ginnie Mae II Pool G2 MB0485 5 .500 07/20/55 701,461
296,969 Ginnie Mae II Pool G2 MB0486 6 .000 07/20/55 302,373
214,597 Ginnie Mae II Pool G2 MB0619 3 .500 09/20/55 196,498
254,635 Ginnie Mae II Pool G2 MB0621 4 .500 09/20/55 248,652
448,802 Ginnie Mae II Pool G2 MB0623 5 .500 09/20/55 452,880

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 250,000 Ginnie Mae II Pool G2 MB0687 6 .000% 10/20/55 $ 254,856
50,000 GM Financial Consumer Automobile Receivables Trust 2024-2 5 .100 03/16/29 50,401
200,000 GS Mortgage Securities Trust 2019-GC38 3 .968 02/10/52 196,439
50,000 Harley-Davidson Motorcycle Trust 2024-B 4 .310 07/16/29 50,107
40,000 Honda Auto Receivables 2024-2 Owner Trust 5 .210 07/18/30 40,840
50,000 Honda Auto Receivables 2024-3 Owner Trust 4 .570 03/21/29 50,339
89,696 Hyundai Auto Receivables Trust 2023-C 5 .540 10/16/28 90,586
25,000 Mercedes-Benz Auto Receivables Trust 2024-1 4 .790 07/15/31 25,449
50,000 (c) Morgan Stanley BAML Trust 5 .107 11/15/58 51,332
93,675 Morgan Stanley Capital I Trust 2021-L5 1 .518 05/15/54 91,791
50,000 Nissan Auto Lease Trust 2025-A 4 .750 03/15/28 50,622
72,176 Santander Drive Auto Receivables Trust 2024-2 5 .630 11/15/28 72,482
100,000 Synchrony Card Funding LLC 5 .540 07/15/29 100,996
35,000 Toyota Auto Receivables 2024-D Owner Trust 4 .430 04/15/30 35,402
90,000 Verizon Master Trust Series 2024-4 5 .210 06/20/29 90,703
300,000 Wells Fargo Commercial Mortgage Trust 2019-C49 3 .760 03/15/52 295,946
50,000 Wells Fargo Commercial Mortgage Trust 2024-5C2 5 .439 11/15/57 51,677
50,000 WF Card Issuance Trust 4 .290 10/15/29 50,443
50,000 World Omni Auto Receivables Trust 2024-C 4 .430 12/17/29 50,250
TOTAL SECURITIZED
(Cost $119,834,183) 112,626,678
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY - 45.1%
2,600,000 United States Treasury Note/Bond 0 .875 09/30/26 2,533,822
1,350,000 United States Treasury Note/Bond 3 .500 09/30/26 1,346,878
1,700,000 United States Treasury Note/Bond 4 .125 10/31/26 1,706,189
1,600,000 United States Treasury Note/Bond 1 .250 11/30/26 1,558,811
1,100,000 United States Treasury Note/Bond 1 .250 12/31/26 1,069,535
1,850,000 United States Treasury Note/Bond 4 .250 12/31/26 1,860,912
1,750,000 United States Treasury Note/Bond 1 .875 02/28/27 1,709,600
500,000 United States Treasury Note/Bond 2 .500 03/31/27 492,070
550,000 United States Treasury Note/Bond 3 .750 04/30/27 550,859
200,000 United States Treasury Note/Bond 4 .500 05/15/27 202,516
2,000,000 United States Treasury Note/Bond 2 .625 05/31/27 1,968,984
900,000 United States Treasury Note/Bond 0 .500 06/30/27 855,246
2,500,000 United States Treasury Note/Bond 3 .250 06/30/27 2,485,059
1,000,000 United States Treasury Note/Bond 2 .750 07/31/27 985,312
500,000 United States Treasury Note/Bond 3 .875 07/31/27 502,109
2,186,000 United States Treasury Note/Bond 2 .250 08/15/27 2,134,766
100,000 United States Treasury Note/Bond 4 .125 09/30/27 100,941
1,300,000 United States Treasury Note/Bond 3 .500 10/31/27 1,297,563
1,600,000 United States Treasury Note/Bond 4 .125 10/31/27 1,616,000
888,000 United States Treasury Note/Bond 2 .250 11/15/27 864,655
300,000 United States Treasury Note/Bond 4 .125 11/15/27 303,047
320,000 United States Treasury Note/Bond 0 .625 11/30/27 301,175
1,600,000 United States Treasury Note/Bond 3 .875 11/30/27 1,608,812
3,798,000 United States Treasury Note/Bond 3 .875 12/31/27 3,819,957
1,500,000 United States Treasury Note/Bond 3 .500 01/31/28 1,496,953
2,344,000 United States Treasury Note/Bond 2 .750 02/15/28 2,300,599
1,200,000 United States Treasury Note/Bond 4 .000 02/29/28 1,210,688
3,200,000 United States Treasury Note/Bond 3 .625 03/31/28 3,202,375
2,000,000 United States Treasury Note/Bond 3 .500 04/30/28 1,995,469
1,100,000 United States Treasury Note/Bond 3 .625 05/31/28 1,100,816
1,900,000 United States Treasury Note/Bond 4 .000 06/30/28 1,919,445
2,450,000 United States Treasury Note/Bond 4 .125 07/31/28 2,483,209
400,000 United States Treasury Note/Bond 3 .375 09/15/28 397,562
3,700,000 United States Treasury Note/Bond 4 .625 09/30/28 3,804,207
650,000 United States Treasury Note/Bond 1 .375 10/31/28 609,096
2,000,000 United States Treasury Note/Bond 4 .875 10/31/28 2,071,094
2,550,000 United States Treasury Note/Bond 4 .375 11/30/28 2,605,881

Portfolio of Investments October 31, 2025
(continued)
NUBD

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY (continued)
$ 4,750,000 United States Treasury Note/Bond 3 .750% 12/31/28 $ 4,768,369
300,000 United States Treasury Note/Bond 1 .750 01/31/29 282,961
2,850,000 United States Treasury Note/Bond 4 .000 01/31/29 2,882,396
3,850,000 United States Treasury Note/Bond 4 .250 02/28/29 3,924,594
2,650,000 United States Treasury Note/Bond 4 .125 03/31/29 2,691,613
800,000 United States Treasury Note/Bond 4 .625 04/30/29 825,813
1,470,000 United States Treasury Note/Bond 2 .375 05/15/29 1,408,961
2,200,000 United States Treasury Note/Bond 4 .500 05/31/29 2,262,820
3,650,000 United States Treasury Note/Bond 4 .250 06/30/29 3,725,281
2,950,000 United States Treasury Note/Bond 4 .000 07/31/29 2,985,492
514,000 United States Treasury Note/Bond 1 .625 08/15/29 478,201
4,600,000 United States Treasury Note/Bond 3 .625 08/31/29 4,594,429
3,600,000 United States Treasury Note/Bond 3 .500 09/30/29 3,579,328
5,050,000 United States Treasury Note/Bond 4 .125 10/31/29 5,135,416
1,800,000 United States Treasury Note/Bond 4 .125 11/30/29 1,830,797
500,000 United States Treasury Note/Bond 3 .875 12/31/29 503,828
750,000 United States Treasury Note/Bond 4 .375 12/31/29 770,127
3,050,000 United States Treasury Note/Bond 4 .250 01/31/30 3,117,791
1,300,000 United States Treasury Note/Bond 4 .000 03/31/30 1,316,453
3,450,000 United States Treasury Note/Bond 3 .875 04/30/30 3,476,549
100,000 United States Treasury Note/Bond 0 .625 05/15/30 87,312
1,550,000 United States Treasury Note/Bond 4 .125 05/31/30 1,570,162
2,300,000 United States Treasury Note/Bond 3 .875 06/30/30 2,317,520
4,700,000 United States Treasury Note/Bond 3 .875 07/31/30 4,735,066
2,000,000 United States Treasury Note/Bond 3 .625 08/31/30 1,992,969
7,900,000 United States Treasury Note/Bond 3 .625 09/30/30 7,870,375
2,900,000 United States Treasury Note/Bond 3 .625 10/31/30 2,889,352
150,000 United States Treasury Note/Bond 4 .000 01/31/31 151,852
750,000 United States Treasury Note/Bond 4 .625 05/31/31 781,992
100,000 United States Treasury Note/Bond 4 .125 10/31/31 101,680
700,000 United States Treasury Note/Bond 4 .125 11/30/31 711,484
250,000 United States Treasury Note/Bond 4 .500 12/31/31 259,189
1,000,000 United States Treasury Note/Bond 1 .875 02/15/32 891,211
500,000 United States Treasury Note/Bond 4 .125 02/29/32 507,969
3,050,000 United States Treasury Note/Bond 2 .875 05/15/32 2,877,484
1,150,000 United States Treasury Note/Bond 2 .750 08/15/32 1,073,004
750,000 United States Treasury Note/Bond 3 .875 08/31/32 749,766
1,150,000 United States Treasury Note/Bond 4 .125 11/15/32 1,166,666
700,000 United States Treasury Note/Bond 3 .500 02/15/33 681,871
800,000 United States Treasury Note/Bond 3 .375 05/15/33 771,281
1,300,000 United States Treasury Note/Bond 3 .875 08/15/33 1,293,703
1,750,000 United States Treasury Note/Bond 4 .500 11/15/33 1,814,258
1,650,000 United States Treasury Note/Bond 4 .000 02/15/34 1,651,096
2,500,000 United States Treasury Note/Bond 4 .375 05/15/34 2,565,918
750,000 United States Treasury Note/Bond 3 .875 08/15/34 741,328
2,000,000 United States Treasury Note/Bond 4 .250 11/15/34 2,030,312
450,000 United States Treasury Note/Bond 4 .625 02/15/35 469,406
2,950,000 United States Treasury Note/Bond 4 .250 05/15/35 2,989,641
3,950,000 United States Treasury Note/Bond 4 .250 08/15/35 3,999,375
200,000 United States Treasury Note/Bond 1 .125 08/15/40 127,273
1,300,000 United States Treasury Note/Bond 1 .875 02/15/41 921,477
500,000 United States Treasury Note/Bond 2 .250 05/15/41 373,340
1,050,000 United States Treasury Note/Bond 1 .750 08/15/41 718,922
198,000 United States Treasury Note/Bond 2 .000 11/15/41 140,317
3,900,000 United States Treasury Note/Bond 3 .250 05/15/42 3,304,793
1,964,000 United States Treasury Note/Bond 2 .750 08/15/42 1,540,819
500,000 United States Treasury Note/Bond 3 .375 08/15/42 429,590
135,000 United States Treasury Note/Bond 2 .750 11/15/42 105,416
498,000 United States Treasury Note/Bond 4 .000 11/15/42 464,132
600,000 United States Treasury Note/Bond 3 .875 05/15/43 548,063
950,000 United States Treasury Note/Bond 4 .375 08/15/43 924,023
2,340,000 United States Treasury Note/Bond 4 .750 11/15/43 2,383,418

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY (continued)
$ 1,350,000 United States Treasury Note/Bond 4 .500% 02/15/44 $ 1,330,805
900,000 United States Treasury Note/Bond 4 .625 05/15/44 900,598
100,000 United States Treasury Note/Bond 4 .125 08/15/44 93,598
400,000 United States Treasury Note/Bond 4 .625 11/15/44 399,516
200,000 United States Treasury Note/Bond 4 .750 02/15/45 202,781
1,900,000 United States Treasury Note/Bond 5 .000 05/15/45 1,988,469
2,700,000 United States Treasury Note/Bond 4 .750 08/15/45 2,781,000
4,221,000 United States Treasury Note/Bond 2 .750 08/15/47 3,093,366
1,850,000 United States Treasury Note/Bond 1 .250 05/15/50 919,219
700,000 United States Treasury Note/Bond 1 .375 08/15/50 356,754
200,000 United States Treasury Note/Bond 1 .625 11/15/50 108,734
3,800,000 United States Treasury Note/Bond 1 .875 02/15/51 2,196,727
1,100,000 United States Treasury Note/Bond 2 .375 05/15/51 715,688
160,000 United States Treasury Note/Bond 1 .875 11/15/51 91,581
1,300,000 United States Treasury Note/Bond 2 .250 02/15/52 815,648
1,350,000 United States Treasury Note/Bond 2 .875 05/15/52 973,529
550,000 United States Treasury Note/Bond 3 .000 08/15/52 406,506
949,000 United States Treasury Note/Bond 4 .000 11/15/52 848,132
550,000 United States Treasury Note/Bond 3 .625 02/15/53 459,143
1,210,000 United States Treasury Note/Bond 3 .625 05/15/53 1,009,168
1,590,000 United States Treasury Note/Bond 4 .125 08/15/53 1,450,875
1,200,000 United States Treasury Note/Bond 4 .750 11/15/53 1,213,688
1,500,000 United States Treasury Note/Bond 4 .250 02/15/54 1,397,988
875,000 United States Treasury Note/Bond 4 .625 05/15/54 867,822
1,350,000 United States Treasury Note/Bond 4 .250 08/15/54 1,258,770
1,450,000 United States Treasury Note/Bond 4 .500 11/15/54 1,410,182
350,000 United States Treasury Note/Bond 4 .625 02/15/55 347,430
1,550,000 United States Treasury Note/Bond 4 .750 05/15/55 1,570,344
2,100,000 United States Treasury Note/Bond 4 .750 08/15/55 2,128,547
1,250,000 United States Treasury Note/Bond - When Issued 2 .750 04/30/27 1,233,936
1,400,000 United States Treasury Note/Bond - When Issued 2 .375 02/15/42 1,046,609
TOTAL U.S. TREASURY
(Cost $210,863,629) 202,975,409
TOTAL LONG-TERM INVESTMENTS
(Cost $462,141,834) 443,119,446
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.1%
4,843,962 (e) State Street Navigator Securities Lending Government Money
Market Portfolio
4.060 (f) $ 4,843,962
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $4,843,962) 4,843,962
TOTAL INVESTMENTS - 99.5%
(Cost $466,985,796) 447,963,408
OTHER ASSETS & LIABILITIES, NET - 0.5% 2,059,800
NET ASSETS - 100% $ 450,023,208
S&P Standard & Poor's
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $4,704,707.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $984,745 or 0.2% of Total Investments.
(c) When-issued or delayed delivery security.
(d) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(e) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(f) The rate shown is the one-day yield as of the end of the reporting period.

Portfolio of Investments October 31, 2025
(continued)
NUBD

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
NUBD
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Bonds $ – $ 32,134 $ – $ 32,134
Corporate Debt – 108,440,392 – 108,440,392
Government Related – 19,044,833 – 19,044,833
Securitized – 112,626,678 – 112,626,678
U.S. Treasury – 202,975,409 – 202,975,409
Investments Purchased with Collateral from Securities
Lending 4,843,962 – – 4,843,962
Total $ 4,843,962 $ 443,119,446 $ – $ 447,963,408
a

Portfolio of Investments October 31, 2025
NPFI
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 99.3%
66641741 CORPORATE BONDS - 98.8% (a) 66641741
AUTOMOBILES & COMPONENTS - 1.4%
$ 648,000 (b),(c) General Motors Financial Co Inc 5.750 % N/A $ 641,408
329,000 (b),(c) General Motors Financial Co Inc 5.700 N/A 330,051
TOTAL AUTOMOBILES & COMPONENTS 971,459
BANKS - 55.7%
800,000 (b),(d) Banco Bilbao Vizcaya Argentaria SA 7.750 N/A 853,546
656,000 (b),(d) Banco Bilbao Vizcaya Argentaria SA 9.375 N/A 733,226
200,000 (b),(d) Banco Bilbao Vizcaya Argentaria SA 6.125 N/A 200,642
600,000 (b),(d) Banco Santander SA 9.625 N/A 731,608
600,000 (b),(d) Banco Santander SA 4.750 N/A 590,917
600,000 (b),(d) Banco Santander SA 8.000 N/A 666,151
100,000 (b),(c) Bank of America Corp 6.125 N/A 101,183
1,225,000 (b),(c) Bank of America Corp 6.625 N/A 1,275,225
41,000 (b),(c) Bank of America Corp 4.375 N/A 40,324
350,000 (b),(c) Bank of America Corp 6.300 N/A 351,058
200,000 (c) Bank of Montreal 6.875 11/26/85 206,248
400,000 (c) Bank of Montreal 7.300 11/26/84 425,745
700,000 (c) Bank of Montreal 7.700 05/26/84 741,874
200,000 (c) Bank of Nova Scotia/The 6.875 10/27/85 201,841
200,000 (c) Bank of Nova Scotia/The 8.000 01/27/84 213,306
402,000 (b),(d) Barclays PLC 8.000 N/A 427,847
1,100,000 (b),(d) Barclays PLC 9.625 N/A 1,245,583
600,000 (b),(d) Barclays PLC 7.625 N/A 634,563
483,000 (b),(d),(e) BNP Paribas SA 9.250 N/A 513,987
650,000 (b),(d),(e) BNP Paribas SA 8.000 N/A 692,860
700,000 (b),(d),(e) BNP Paribas SA 7.750 N/A 737,718
891,000 (b),(d),(e) BNP Paribas SA 8.500 N/A 943,200
200,000 (c) Canadian Imperial Bank of Commerce 6.950 01/28/85 203,682
875,000 (c) Canadian Imperial Bank of Commerce 7.000 10/28/85 901,727
135,000 (b),(c) Citigroup Inc 6.950 N/A 138,877
559,000 (b),(c) Citigroup Inc 7.375 N/A 579,169
125,000 (b),(c) Citigroup Inc 6.875 N/A 128,797
600,000 (b),(c) Citigroup Inc 7.000 N/A 641,181
465,000 (b),(c) Citigroup Inc 7.125 N/A 479,647
446,000 (b),(c) Citigroup Inc 7.625 N/A 466,650
250,000 (b),(c),(f) Citizens Financial Group Inc (TSFR3M + 3.419%) 7.353 N/A 248,399
800,000 (b),(d),(e) Credit Agricole SA 7.125 N/A 824,497
723,000 (b),(d),(e) Credit Agricole SA 6.700 N/A 731,879
800,000 (b),(d) HSBC Holdings PLC 6.875 N/A 827,287
500,000 (b),(d) HSBC Holdings PLC 6.950 N/A 527,445
918,000 (b),(d) HSBC Holdings PLC 8.000 N/A 972,044
300,000 (b),(c) Huntington Bancshares Inc/OH 6.250 N/A 297,184
435,000 (b),(c) Huntington Bancshares Inc/OH 5.625 N/A 440,002
400,000 (b),(d) ING Groep NV 7.000 N/A 414,886
988,000 (b),(d) ING Groep NV 7.500 N/A 1,032,017
400,000 (b),(d) ING Groep NV 5.750 N/A 401,371
809,000 (b),(c) JPMorgan Chase & Co 3.650 N/A 799,071
400,000 (b),(c) JPMorgan Chase & Co 6.500 N/A 415,155
868,000 (b),(c) JPMorgan Chase & Co 6.875 N/A 914,477
587,000 (b),(c) KeyCorp 5.000 N/A 582,327
400,000 (b),(d) Lloyds Banking Group PLC 6.750 N/A 412,115
800,000 (b),(d) Lloyds Banking Group PLC 8.000 N/A 865,494
222,000 (b),(c) M&T Bank Corp 5.125 N/A 220,883
17,000 (b),(c) M&T Bank Corp 3.500 N/A 16,391
1,171,000 (b),(d) NatWest Group PLC 8.125 N/A 1,318,846
600,000 (b),(d) NatWest Group PLC 7.300 N/A 634,448
297,000 (b),(d) NatWest Group PLC 6.000 N/A 297,404
400,000 (b),(d),(e) Nordea Bank Abp 6.750 N/A 412,854
610,000 (b),(c) PNC Financial Services Group Inc/The 6.250 N/A 625,898
30,000 (b),(c) PNC Financial Services Group Inc/The 5.000 N/A 29,957

Portfolio of Investments October 31, 2025
(continued)
NPFI

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS (continued)
$ 180,000 (b),(c) PNC Financial Services Group Inc/The 3.400 % N/A $ 174,784
286,000 (b),(c) PNC Financial Services Group Inc/The 6.000 N/A 287,588
545,000 (b),(c) PNC Financial Services Group Inc/The 6.200 N/A 553,798
600,000 (c) Royal Bank of Canada 6.750 08/24/85 623,594
400,000 (b),(d),(e) Societe Generale SA 8.500 N/A 434,527
800,000 (b),(d),(e) Societe Generale SA 10.000 N/A 885,277
377,000 (b),(d),(e) Societe Generale SA 9.375 N/A 403,939
200,000 (b),(d),(e) Standard Chartered PLC 7.750 N/A 207,298
400,000 (c) Toronto-Dominion Bank/The 8.125 10/31/82 422,457
200,000 (c) Toronto-Dominion Bank/The 6.350 10/31/85 202,313
160,000 (b),(c) Truist Financial Corp 5.100 N/A 160,450
628,000 (b),(c) Truist Financial Corp 6.669 N/A 630,600
176,000 (b),(c) US Bancorp 5.300 N/A 176,017
951,000 (b),(c) Wells Fargo & Co 7.625 N/A 1,015,134
233,000 (b),(c) Wells Fargo & Co 3.900 N/A 231,270
800,000 (b),(c) Wells Fargo & Co 6.850 N/A 840,202
TOTAL BANKS 37,579,961
CAPITAL GOODS - 0.9%
660,000 (b),(c) Air Lease Corp 6.000 N/A 638,354
TOTAL CAPITAL GOODS 638,354
ENERGY - 7.5%
315,000 (c) Enbridge Inc 6.000 01/15/77 315,936
198,000 (c) Enbridge Inc 5.750 07/15/80 199,342
239,000 (c) Enbridge Inc 7.625 01/15/83 258,954
955,000 (c) Enbridge Inc 8.500 01/15/84 1,097,998
180,000 (b),(c) Energy Transfer LP 6.625 N/A 179,723
322,000 (b),(c) Energy Transfer LP 7.125 N/A 331,283
109,000 (b),(c) Energy Transfer LP 6.500 N/A 109,458
400,000 (c) Energy Transfer LP 8.000 05/15/54 427,007
475,000 (c) Energy Transfer LP 6.750 02/15/56 476,472
470,000 (c),(e) South Bow Canadian Infrastructure Holdings Ltd 7.500 03/01/55 502,788
345,000 (b),(c),(e) Sunoco LP 7.875 N/A 350,348
37,000 (c) Transcanada Trust 5.875 08/15/76 37,002
203,000 (c) Transcanada Trust 5.500 09/15/79 202,136
300,000 (c) Transcanada Trust 5.600 03/07/82 296,636
275,000 (b),(c),(e) Venture Global LNG Inc 9.000 N/A 257,033
TOTAL ENERGY 5,042,116
FINANCIAL SERVICES - 11.9%
1,015,000 (c) AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.950 03/10/55 1,066,997
222,000 (b),(c) Ally Financial Inc 4.700 N/A 206,486
85,000 (b),(c) Capital One Financial Corp 5.500 N/A 85,007
600,000 (b),(d) Deutsche Bank AG 8.130 N/A 639,310
282,000 (b),(c) Goldman Sachs Group Inc/The 5.300 N/A 281,734
500,000 (b),(c) Goldman Sachs Group Inc/The 6.125 N/A 509,809
600,000 (b),(c) Goldman Sachs Group Inc/The 6.850 N/A 624,331
329,000 (b),(c) Goldman Sachs Group Inc/The 7.500 N/A 349,058
550,000 (b),(c) Goldman Sachs Group Inc/The 7.500 N/A 582,875
200,000 (b),(d) Julius Baer Group Ltd 7.500 N/A 206,847
200,000 (b),(d) Nomura Holdings Inc 7.000 N/A 207,077
477,000 (b),(c) State Street Corp 6.700 N/A 495,835
400,000 (b),(d),(e) UBS Group AG 7.750 N/A 425,820
200,000 (b),(d),(e) UBS Group AG 7.000 N/A 202,022
300,000 (b),(d),(e) UBS Group AG 9.250 N/A 326,908
1,043,000 (b),(d),(e) UBS Group AG 9.250 N/A 1,221,373
550,000 (b),(c) Voya Financial Inc 7.758 N/A 578,568
TOTAL FINANCIAL SERVICES 8,010,057
FOOD, BEVERAGE & TOBACCO - 0.6%
450,000 (b),(c),(e) Land O' Lakes Inc 7.250 N/A 405,000
TOTAL FOOD, BEVERAGE & TOBACCO 405,000
HEALTH CARE EQUIPMENT & SERVICES - 0.3%
200,000 (c) CVS Health Corp 6.750 12/10/54 207,846
TOTAL HEALTH CARE EQUIPMENT & SERVICES 207,846

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INSURANCE - 10.8%
$ 675,000 (c) American National Group Inc 7.000% 12/01/55 $ 689,342
1,362,000 (c) Assurant Inc 7.000 03/27/48 1,399,190
89,000 (c) AXIS Specialty Finance LLC 4.900 01/15/40 86,186
1,000,000 (c) Corebridge Financial Inc 6.375 09/15/54 1,029,592
450,000 (c),(e) Enstar Group Ltd 7.500 04/01/45 470,196
104,000 (c),(e) MetLife Inc 9.250 04/08/38 125,482
23,000 (b),(c) MetLife Inc 5.875 N/A 23,570
400,000 (c) MetLife Inc 6.350 03/15/55 424,100
84,000 (c) PartnerRe Finance B LLC 4.500 10/01/50 79,831
500,000 (b),(d) Phoenix Group Holdings PLC 8.500 N/A 534,900
107,000 (c) Prudential Financial Inc 3.700 10/01/50 99,675
125,000 (c) Prudential Financial Inc 5.125 03/01/52 124,515
225,000 (c) Prudential Financial Inc 6.500 03/15/54 239,621
550,000 (c) Reinsurance Group of America Inc 6.650 09/15/55 574,214
1,450,000 (b),(c),(e) SBL Holdings Inc 6.500 N/A 1,392,513
TOTAL INSURANCE 7,292,927
MEDIA & ENTERTAINMENT - 0.4%
250,000 (b),(c),(e) Farm Credit Bank of Texas 7.750 N/A 261,106
TOTAL MEDIA & ENTERTAINMENT 261,106
TELECOMMUNICATION SERVICES - 1.9%
200,000 (c) Bell Telephone Co of Canada or Bell Canada 7.000 09/15/55 210,208
375,000 (c) Rogers Communications Inc 7.125 04/15/55 401,368
400,000 (c) TELUS Corp 7.000 10/15/55 426,678
73,000 (c) Vodafone Group PLC 7.000 04/04/79 77,028
170,000 (c) Vodafone Group PLC 4.125 06/04/81 159,594
TOTAL TELECOMMUNICATION SERVICES 1,274,876
UTILITIES - 7.4%
285,000 (c) AES Corp/The 7.600 01/15/55 290,917
200,000 (c) AES Corp/The 6.950 07/15/55 193,498
400,000 (c),(e) AltaGas Ltd 7.200 10/15/54 410,055
86,000 (c) American Electric Power Co Inc 3.875 02/15/62 83,535
125,000 (c) CMS Energy Corp 6.500 06/01/55 130,044
302,000 (c) Dominion Energy Inc 7.000 06/01/54 329,876
180,000 (c) Duke Energy Corp 6.450 09/01/54 190,309
335,000 (c) Entergy Corp 7.125 12/01/54 351,955
1,000,000 (c) EUSHI Finance Inc 7.625 12/15/54 1,051,459
559,000 (c) NextEra Energy Capital Holdings Inc 6.750 06/15/54 604,593
400,000 (c) PG&E Corp 7.375 03/15/55 411,410
84,000 (c) Sempra 4.125 04/01/52 81,926
175,000 (c) Sempra 6.375 04/01/56 179,814
300,000 (c) Sempra 6.550 04/01/55 307,241
19,000 (b),(c),(e) Vistra Corp 7.000 N/A 19,188
100,000 (b),(c),(e) Vistra Corp 8.000 N/A 102,454
200,000 (b),(c),(e) Vistra Corp 8.875 N/A 219,765
TOTAL UTILITIES 4,958,039
TOTAL CORPORATE BONDS
(Cost $64,788,287) 66,641,741
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
359696 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.5% 359696
250,000 CoBank ACB 7.250 07/01/74 255,529
100,000 Farm Credit Bank of Texas 7.000 09/15/74 104,167
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $353,192) 359,696
TOTAL LONG-TERM INVESTMENTS
(Cost $65,141,479) 67,001,437
OTHER ASSETS & LIABILITIES, NET - 0.7% 481,177
NET ASSETS - 100% $ 67,482,614
TSFR3M CME Term Secured Overnight Financing Rate 3 Month

Portfolio of Investments October 31, 2025
(continued)
NPFI

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(a) Contains $1,000 Par Preferred and/or Contingent Capital Securities.
(b) Perpetual security. Maturity date is not applicable.
(c) $1,000 Par Institutional Preferred security. As of the end of the period, the percent of $1,000 Par Institutional Preferred securities was
63.1% of Total Investments.
(d) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 36.3% of Total Investments.
(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $13,480,087 or 20.1% of Total Investments.
(f) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
NPFI
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Bonds $ – $ 66,641,741 $ – $ 66,641,741
U.S. Government and Agency Obligations – 359,696 – 359,696
Total $ – $ 67,001,437 $ – $ 67,001,437
a

Portfolio of Investments October 31, 2025
NSCR
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.7%
COMMON STOCKS - 99.7%
COMMUNICATION SERVICES - 11.2%
748 Alphabet Inc, Class A $ 210,330
599 Alphabet Inc, Class C 168,810
378 Meta Platforms Inc 245,076
1,375 Walt Disney Co/The 154,853
TOTAL COMMUNICATION SERVICES 779,069
CONSUMER DISCRETIONARY - 13.1%
1,030 (a) Amazon.com Inc 251,546
20 (a) AutoZone Inc 73,489
1,184 (a) Carnival Corp 34,135
318 (a) Expedia Group Inc 69,960
294 Home Depot Inc/The 111,599
462 PulteGroup Inc 55,380
323 (a) Tesla Inc 147,469
762 TJX Cos Inc/The 106,787
307 Williams-Sonoma Inc 59,662
TOTAL CONSUMER DISCRETIONARY 910,027
CONSUMER STAPLES - 4.7%
1,361 Altria Group Inc 76,733
125 Costco Wholesale Corp 113,931
722 (a) Performance Food Group Co 69,847
654 Walmart Inc 66,172
TOTAL CONSUMER STAPLES 326,683
ENERGY - 0.5%
238 Chevron Corp 37,537
TOTAL ENERGY 37,537
FINANCIALS - 10.3%
124 Ameriprise Financial Inc 56,144
380 Bank of New York Mellon Corp/The 41,013
1,570 Citigroup Inc 158,931
46 Goldman Sachs Group Inc/The 36,311
197 JPMorgan Chase & Co 61,291
645 KKR & Co Inc 76,323
385 Mastercard Inc 212,516
220 Visa Inc, Class A 74,963
TOTAL FINANCIALS 717,492
HEALTH CARE - 8.7%
78 AbbVie Inc 17,007
102 (a) Alnylam Pharmaceuticals Inc 46,516
1,228 (a) Boston Scientific Corp 123,684
105 Eli Lilly & Co 90,600
934 Johnson & Johnson 176,405
60 (a) Regeneron Pharmaceuticals Inc 39,108
302 (a) Tenet Healthcare Corp 62,360
173 (a) Veeva Systems Inc, Class A 50,378
TOTAL HEALTH CARE 606,058
INDUSTRIALS - 10.4%
272 Cummins Inc 119,049
125 Eaton Corp PLC 47,695
492 Howmet Aerospace Inc 101,327
805 Ingersoll Rand Inc 61,446
892 RTX Corp 159,222
120 Trane Technologies PLC 53,838
9 TransDigm Group Inc 11,777
1,283 (a) Uber Technologies Inc 123,809
449 (a) United Airlines Holdings Inc 42,224
TOTAL INDUSTRIALS 720,387

Portfolio of Investments October 31, 2025
(continued)
NSCR

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
SHARES DESCRIPTION VALUE
INFORMATION TECHNOLOGY - 36.7%
374 (a) Advanced Micro Devices Inc $ 95,789
1,637 Apple Inc 442,596
26 (a) AppLovin Corp, Class A 16,571
474 Broadcom Inc 175,205
1,897 Cisco Systems Inc 138,690
2,721 Gen Digital Inc 71,725
141 Intuit Inc 94,124
1,149 Lam Research Corp 180,921
1,091 Microsoft Corp 564,931
2,014 NVIDIA Corp 407,815
383 (a) Palantir Technologies Inc, Class A 76,780
412 (a) Palo Alto Networks Inc 90,739
401 Salesforce Inc 104,424
91 Seagate Technology Holdings PLC 23,285
250 (a) Snowflake Inc 68,720
TOTAL INFORMATION TECHNOLOGY 2,552,315
MATERIALS - 1.6%
201 (a) Linde PLC 84,078
170 Steel Dynamics Inc 26,656
TOTAL MATERIALS 110,734
UTILITIES - 2.5%
280 Alliant Energy Corp 18,710
1,259 American Electric Power Co Inc 151,407
TOTAL UTILITIES 170,117
TOTAL COMMON STOCKS
(Cost $5,617,545) 6,930,419
TOTAL LONG-TERM INVESTMENTS
(Cost $5,617,545) 6,930,419
OTHER ASSETS & LIABILITIES, NET - 0.3% 21,498
NET ASSETS - 100% $ 6,951,917
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

NSCR
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 6,930,419 $ – $ – $ 6,930,419
Total $ 6,930,419 $ – $ – $ 6,930,419
a

Portfolio of Investments October 31, 2025
NUSB
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 78.1%
CORPORATE BONDS - 0.8%
CONSUMER STAPLES - 0.8%
$ 1,250,000 Haleon US Capital LLC 3.375% 03/24/27 $ 1,238,906
TOTAL CONSUMER STAPLES 1,238,906
TOTAL CORPORATE BONDS
(Cost $1,239,578) 1,238,906
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CORPORATE DEBT - 61.4%
FINANCIALS - 29.5%
1,000,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.100 01/15/27 1,020,295
1,000,000 Air Lease Corp 2.875 01/15/26 996,481
1,000,000 Allstate Corp/The 3.280 12/15/26 990,835
1,520,000 (a) American Express Co (SOFR + 0.750%) 4.831 04/23/27 1,522,194
1,000,000 Aon North America Inc 5.125 03/01/27 1,012,268
1,500,000 Bank of America Corp 3.559 04/23/27 1,494,798
1,410,000 (a) Bank of Montreal (SOFR Compounded Index + 0.880%) 5.743 09/10/27 1,415,189
1,000,000 (a) Bank of Montreal (SOFR Compounded Index + 0.750%) 4.878 09/22/28 1,000,373
1,555,000 Bank of New York Mellon Corp/The 4.947 04/26/27 1,561,527
750,000 Bank of New York Mellon/The 4.587 04/20/27 751,544
1,000,000 (a) Canadian Imperial Bank of Commerce (SOFR + 0.800%) 4.986 09/08/28 1,000,981
2,085,000 Charles Schwab Corp/The 0.900 03/11/26 2,062,176
1,275,000 (a) Citibank NA (SOFR Compounded Index + 0.590%) 4.656 04/30/26 1,276,831
750,000 (a),(b) Corebridge Global Funding (SOFR + 0.750%) 4.857 01/07/28 749,827
1,250,000 (a),(b) Equitable America Global Funding (SOFR + 0.710%) 4.868 09/15/27 1,251,077
1,000,000 ERP Operating LP 2.850 11/01/26 988,385
1,000,000 Federal Realty OP LP 1.250 02/15/26 990,008
1,500,000 Goldman Sachs Group Inc/The 1.431 03/09/27 1,484,523
1,000,000 (a) Huntington National Bank/The (SOFR + 0.720%) 4.820 04/12/28 999,498
1,668,000 JPMorgan Chase & Co 6.070 10/22/27 1,697,766
1,000,000 (a) Marsh & McLennan Cos Inc (SOFR Compounded Index +
0.700%)
4.984 11/08/27 1,004,649
1,285,000 (a),(b) MassMutual Global Funding II (SOFR + 0.740%) 4.842 04/09/27 1,290,025
1,320,000 Morgan Stanley 5.050 01/28/27 1,321,934
1,250,000 (a) Morgan Stanley Private Bank NA (SOFR + 0.770%) 5.162 07/06/28 1,252,725
995,000 (a),(b) New York Life Global Funding (SOFR + 0.670%) 4.784 04/02/27 999,322
700,000 PNC Bank NA 4.543 05/13/27 701,009
1,250,000 (a),(b) Principal Life Global Funding II (SOFR + 0.810%) 5.067 08/18/28 1,250,350
1,400,000 Prologis LP 3.250 06/30/26 1,399,154
2,055,000 (a) Royal Bank of Canada (SOFR Compounded Index + 1.080%) 5.170 07/20/26 2,068,619
1,000,000 (a) Royal Bank of Canada (SOFR + 0.700%) 4.760 11/03/28 1,000,446
1,400,000 Simon Property Group LP 3.300 01/15/26 1,397,706
1,000,000 (a) State Street Corp (SOFR + 0.640%) 4.723 10/22/27 1,002,752
1,000,000 (a) Toronto-Dominion Bank/The (SOFR + 0.620%) 4.761 12/17/26 1,003,228
1,250,000 (a) Truist Bank (SOFR + 0.770%) 4.849 07/24/28 1,251,237
750,000 UBS AG/Stamford CT 4.864 01/10/28 755,934
1,275,000 (a) UnitedHealth Group Inc (SOFR + 0.500%) 4.599 07/15/26 1,276,157
1,000,000 Ventas Realty LP 3.850 04/01/27 995,297
1,520,000 Wells Fargo Bank NA 4.811 01/15/26 1,520,988
TOTAL FINANCIALS 45,758,108
INDUSTRIAL - 25.5%
810,000 (a) American Honda Finance Corp (SOFR Compounded Index +
0.720%)
4.830 10/05/26 811,976
1,250,000 American Tower Corp 4.400 02/15/26 1,250,035
1,725,000 AT&T Inc 2.950 07/15/26 1,710,692
1,000,000 BAT Capital Corp 3.557 08/15/27 990,224
395,000 (a),(b) BMW US Capital LLC (SOFR Compounded Index + 0.550%) 4.664 04/02/26 395,415
1,000,000 Broadcom Inc 3.459 09/15/26 995,631
1,000,000 Carrier Global Corp 2.493 02/15/27 980,079
1,410,000 (a) Caterpillar Financial Services Corp (SOFR + 0.690%) 4.784 10/16/26 1,416,653

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 720,000 (a) Caterpillar Financial Services Corp (SOFR + 0.520%) 4.784% 05/14/27 $ 721,932
1,250,000 Comcast Corp 3.150 03/01/26 1,246,205
1,275,000 CVS Health Corp 5.000 02/20/26 1,276,915
1,250,000 Equinix Inc 2.900 11/18/26 1,233,838
1,250,000 Gilead Sciences Inc 2.950 03/01/27 1,234,987
645,000 (a) Home Depot Inc/The (SOFR + 0.330%) 4.462 12/24/25 645,266
1,320,000 Intel Corp 4.875 02/10/26 1,322,018
1,000,000 (a) John Deere Capital Corp (SOFR + 0.500%) 4.703 03/06/28 1,001,271
1,250,000 (a) Keurig Dr Pepper Inc (SOFR + 0.580%) 4.840 11/15/26 1,250,007
1,250,000 Kroger Co/The 2.650 10/15/26 1,233,221
1,000,000 L3Harris Technologies Inc 3.850 12/15/26 997,757
1,000,000 (b) Mars Inc 4.450 03/01/27 1,006,461
1,250,000 McDonald's Corp 3.500 03/01/27 1,241,058
1,000,000 O'Reilly Automotive Inc 5.750 11/20/26 1,016,132
1,000,000 Otis Worldwide Corp 2.293 04/05/27 975,862
1,250,000 Philip Morris International Inc 4.750 02/12/27 1,261,561
1,000,000 (a) Philip Morris International Inc (SOFR + 0.660%) 4.728 10/27/28 1,000,873
1,400,000 Republic Services Inc 2.900 07/01/26 1,388,969
1,250,000 Roper Technologies Inc 3.800 12/15/26 1,245,543
1,000,000 RTX Corp 2.650 11/01/26 987,363
1,000,000 (a),(b) Siemens Funding BV (SOFR + 0.640%) 4.868 05/26/28 1,001,526
1,000,000 Sysco Corp 3.300 07/15/26 993,793
750,000 T-Mobile USA Inc 2.625 04/15/26 745,552
1,065,000 (a) Toyota Motor Credit Corp (SOFR + 0.450%) 4.710 05/15/26 1,065,735
1,290,000 (a) Toyota Motor Credit Corp (SOFR + 0.770%) 5.057 08/07/26 1,295,158
1,525,000 Trane Technologies Financing Ltd 3.500 03/21/26 1,520,917
1,000,000 (b) Volkswagen Group of America Finance LLC 4.950 03/25/27 1,007,824
1,000,000 Zimmer Biomet Holdings Inc 4.700 02/19/27 1,006,309
TOTAL INDUSTRIAL 39,474,758
UTILITY - 6.4%
325,000 DTE Electric Co 4.250 05/14/27 326,993
1,250,000 Duke Energy Progress LLC 4.350 03/06/27 1,256,961
1,725,000 National Rural Utilities Cooperative Finance Corp 4.450 03/13/26 1,726,263
1,275,000 (a) National Rural Utilities Cooperative Finance Corp (SOFR +
0.820%)
4.974 09/16/27 1,281,723
1,320,000 NextEra Energy Capital Holdings Inc 4.950 01/29/26 1,322,082
1,000,000 NextEra Energy Capital Holdings Inc 4.685 09/01/27 1,010,798
1,000,000 (b) Oncor Electric Delivery Co LLC 4.500 03/20/27 1,007,011
2,060,000 WEC Energy Group Inc 4.750 01/09/26 2,059,708
TOTAL UTILITY 9,991,539
TOTAL CORPORATE DEBT
(Cost $94,998,045) 95,224,405
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT RELATED - 0.0%
GOVERNMENT AGENCY - 0.0%
25,000 Federal Home Loan Banks 1.250 12/15/25 24,921
TOTAL GOVERNMENT AGENCY 24,921
TOTAL GOVERNMENT RELATED
(Cost $24,884) 24,921
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED - 15.9%
98,672 BANK 2017-BNK6 3.289 07/15/60 98,190
541,438 BANK 2022-BNK39 1.744 02/15/55 532,554
454,993 Bank of America Merrill Lynch Commercial Mortgage Trust
2016-UBS10
2.903 07/15/49 453,805
261,073 Bank of America Merrill Lynch Commercial Mortgage Trust
2017-BNK3
3.366 02/15/50 259,841
320,738 Benchmark 2021-B30 Mortgage Trust 1.190 11/15/54 315,045

Portfolio of Investments October 31, 2025
(continued)
NUSB

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 342,983 (a) BMW Vehicle Lease Trust (SOFR30A + 0.420%) 5.154% 01/25/27 $ 343,082
1,050,000 (a),(b) BX Commercial Mortgage Trust 2021-21M (TSFR1M + 1.092%) 5.124 10/15/36 1,048,345
140,439 Carmax Auto Owner Trust 2022-4 5.340 08/16/27 140,877
19,453 (a) CarMax Auto Owner Trust 2024-2 (SOFR30A + 0.580%) 4.814 05/17/27 19,459
595,408 (a) CarMax Auto Owner Trust 2024-4 (SOFR30A + 0.450%) 4.684 12/15/27 595,802
25,964 CFCRE Commercial Mortgage Trust 2016-C6 3.060 11/10/49 25,930
41,582 (b) Chase Auto Owner Trust 2024-4 5.250 09/27/27 41,647
500,000 (a) Citibank Credit Card Issuance Trust (SOFR + 0.630%) 4.677 12/08/27 499,975
6 (c) Citigroup Commercial Mortgage Trust 2016-C1 3.003 05/10/49 6
36,274 (a) CNH Equipment Trust 2024-B (SOFR30A + 0.400%) 4.634 10/15/27 36,286
306,101 (a) CNH Equipment Trust 2024-C (SOFR30A + 0.420%) 4.654 02/18/28 306,182
592,605 COMM 2016-CR28 Mortgage Trust 3.651 02/10/49 589,977
171,919 CSAIL 2016-C5 Commercial Mortgage Trust 3.757 11/15/48 171,919
300,000 CSAIL 2016-C7 Commercial Mortgage Trust 3.502 11/15/49 297,316
283,751 DBJPM 2016-C3 Mortgage Trust 2.632 08/10/49 281,198
123,525 (b) DLLMT 2024-1 LLC 5.080 02/22/27 123,861
991,737 (a),(b) ELP Commercial Mortgage Trust 2021-ELP (LIBOR 1 M + 0.815%) 4.114 11/15/38 990,146
1,192,255 (a),(b) EQUS 2021-EQAZ Mortgage Trust (TSFR1M + 1.019%) 5.052 10/15/38 1,191,918
73,083 (a) Ford Credit Auto Lease Trust 2024-B (SOFR30A + 0.400%) 4.634 02/15/27 73,096
5,952 (a) Ford Credit Auto Owner Trust 2024-A (SOFR30A + 0.360%) 4.594 01/15/27 5,952
271,071 (a) Ford Credit Auto Owner Trust 2024-C (SOFR30A + 0.400%) 4.634 08/15/27 271,212
41,896 GM Financial Automobile Leasing Trust 2024-2 5.430 09/21/26 41,929
356,483 (a) GM Financial Automobile Leasing Trust 2024-3 (SOFR30A +
0.470%)
4.654 01/20/27 356,667
4,660 (a) GM Financial Consumer Automobile Receivables Trust 2024-2
(SOFR30A + 0.390%)
4.589 03/16/27 4,660
347,158 (a) GM Financial Consumer Automobile Receivables Trust 2024-4
(SOFR30A + 0.400%)
4.599 10/18/27 347,290
77,765 (a) GS Mortgage Securities Trust 2016-GS4 3.278 11/10/49 77,518
1,400,000 (b) Hyundai Auto Lease Securitization Trust 2025-C 4.370 01/18/28 1,404,660
11,521 (a) Hyundai Auto Receivables Trust 2024-A (SOFR30A + 0.420%) 4.654 04/15/27 11,524
415,006 (a) Hyundai Auto Receivables Trust 2024-C (SOFR30A + 0.400%) 4.634 09/15/27 415,232
927,222 Hyundai Auto Receivables Trust 2025-A 4.330 12/15/27 928,394
14,184 (a) John Deere Owner Trust 2024 (SOFR30A + 0.370%) 4.604 02/16/27 14,185
952,542 (a),(b) JP Morgan Chase Commercial Mortgage Securities Trust 2021-
MHC (TSFR1M + 1.164%)
5.197 04/15/38 952,641
107,016 JPMBB Commercial Mortgage Securities Trust 2015-C33 3.770 12/15/48 106,790
1,000,000 (b) Kubota Credit Owner Trust 2025-2 4.480 04/17/28 1,004,464
244,318 (a),(b) MHC Commercial Mortgage Trust 2021-MHC (TSFR1M +
0.915%)
4.947 04/15/38 244,323
23,749 Morgan Stanley Capital I Trust 2016-UBS11 2.606 08/15/49 23,662
70,034 Morgan Stanley Capital I Trust 2016-UBS12 3.436 12/15/49 69,552
128,000 Morgan Stanley Capital I Trust 2016-UBS9 3.594 03/15/49 127,543
240,646 Morgan Stanley Capital I Trust 2021-L7 0.881 10/15/54 236,995
900,000 (b) Porsche Financial Auto Securit 3.910 03/22/29 899,815
117,366 (a),(b) Porsche Innovative Lease Owner Trust 2024-1 (SOFR30A +
0.520%)
4.704 01/20/27 117,427
221,222 (a),(b) Porsche Innovative Lease Owner Trust 2024-2 (SOFR30A +
0.440%)
0.000 12/21/26 221,293
356,996 (a),(b) Tesla Auto Lease Trust 2024-B (SOFR30A + 0.590%) 4.774 01/20/27 357,111
58,162 (a) Toyota Auto Receivables 2024-C Owner Trust (SOFR30A +
0.370%)
4.604 05/17/27 58,179
459,917 Toyota Auto Receivables 2024-D Owner Trust 4.550 08/16/27 460,561
1,300,000 Toyota Auto Receivables 2025-D Owner Trust 0.000 08/15/28 1,299,269
137,120 (a),(b) Toyota Lease Owner Trust 2024-B (SOFR30A + 0.440%) 4.624 02/22/27 137,174
1,500,000 (b) Toyota Lease Owner Trust 2025-B 3.910 05/22/28 1,499,000
17,712 UBS Commercial Mortgage Trust 2017-C1 3.256 06/15/50 17,636
33,566 UBS Commercial Mortgage Trust 2017-C4 3.366 10/15/50 33,329
100,000 (a) Verizon Master Trust (SOFR30A + 0.650%) 4.884 12/20/28 100,048
166,578 (a) Volkswagen Auto Lease Trust 2024-A (SOFR30A + 0.470%) 4.654 12/21/26 166,660
1,000,000 (b) Volvo Financial Equipment LLC 3.960 06/15/28 999,287
352,568 (b) Volvo Financial Equipment LLC Series 2024-1 4.560 05/17/27 353,111

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 365,000 Wells Fargo Commercial Mortgage Trust 2016-C33 3.426% 03/15/59 $ 363,476
102,530 (a) World Omni Auto Receivables Trust 2024-C (SOFR30A +
0.470%)
4.704 01/18/28 102,596
1,500,000 (a) World Omni Auto Receivables Trust 2025-B (SOFR30A + 0.470%) 4.704 08/15/28 1,501,261
900,000 World Omni Auto Receivables Trust 2025-C 4.190 10/16/28 901,152
31,163 (a) World Omni Automobile Lease Securitization Trust 2024-A
(SOFR30A + 0.430%)
4.664 02/16/27 31,170
TOTAL SECURITIZED
(Cost $24,646,123) 24,701,205
TOTAL LONG-TERM INVESTMENTS
(Cost $120,908,630) 121,189,437
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 22.2%
COMMERCIAL PAPER - 18.9%
2,250,000 AbbVie Inc 0.000 11/12/25 2,246,916
1,250,000 (b) Atlantic Asset Securitization LLC 0.000 11/17/25 1,247,652
1,250,000 (b) Atlantic Asset Securitization LLC 0.000 01/23/26 1,238,473
1,500,000 (b) Barton Capital SA 0.000 11/17/25 1,497,182
559,000 Danske Bank A/S 0.000 01/13/26 554,431
300,000 Danske Bank A/S 0.000 11/05/25 299,834
1,500,000 Duke Energy Corp 0.000 11/06/25 1,498,991
1,000,000 Eastman Chemical Co 0.000 11/05/25 999,431
1,000,000 Fidelity National Information Services Inc 0.000 11/03/25 999,665
1,000,000 GTA Funding LLC 0.000 11/14/25 998,450
250,000 (b) GTA Funding LLC 0.000 11/05/25 249,862
1,250,000 (b) Honeywell International Inc 0.000 12/16/25 1,243,692
440,000 (b) Honeywell International Inc 0.000 12/08/25 438,173
2,500,000 (b) La Fayette Asset Securitization LLC 0.000 01/12/26 2,479,976
1,000,000 Magna International Inc 0.000 11/25/25 997,153
250,000 (b) Manhattan Asset Funding Co LLC 0.000 11/12/25 249,667
1,575,000 (b) Manhattan Asset Funding Co LLC 0.000 12/12/25 1,567,742
270,000 (b) National Bank of Canada 0.000 11/04/25 269,882
900,000 NextEra Energy Capital Holdings Inc 0.000 11/20/25 897,953
330,000 Pure Grove Funding 0.000 11/18/25 329,344
780,000 (b) Pure Grove Funding 0.000 02/04/26 771,726
1,250,000 Pure Grove Funding 0.000 11/24/25 1,246,698
350,000 Royal Bank of Canada 0.000 11/07/25 349,731
1,500,000 (b) Sheffield Receivables Co LLC 0.000 11/13/25 1,497,836
250,000 Swedbank AB 0.000 12/12/25 248,854
350,000 Thermo Fisher Scientific Inc 0.000 11/14/25 349,446
1,250,000 (b) Thunder Bay Funding LLC 0.000 11/20/25 1,247,253
500,000 (b) Toronto Dominion Holdings USA Inc 0.000 12/12/25 497,660
1,250,000 TotalEnergies Capital SA 0.000 11/20/25 1,247,273
1,000,000 (b) Toyota Industries Commercial Finance Inc 0.000 11/03/25 999,673
500,000 (b) Unilever Capital Corp 0.000 12/10/25 497,832
TOTAL COMMERCIAL PAPER
(Cost $29,265,070) 29,258,451
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CORPORATE DEBT - 0.4%
FINANCIALS - 0.4%
650,000 (a) BNP Paribas SA/New York NY (SOFR + 0.350%) 4.390 11/13/25 650,058
TOTAL FINANCIALS 650,058
TOTAL CORPORATE DEBT
(Cost $650,032) 650,058

Portfolio of Investments October 31, 2025
(continued)
NUSB

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED - 0.9%
$ 1,401,000 Bank of New York Mellon Corp/The 4.150% 11/03/25 $ 1,401,000
TOTAL SECURITIZED
(Cost $1,401,000) 1,401,000
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY - 2.0%
3,040,000 United States Treasury Note/Bond 4.625 02/28/26 3,046,531
TOTAL U.S. TREASURY
(Cost $3,043,998) 3,046,531
TOTAL SHORT-TERM INVESTMENTS
(Cost $34,360,100) 34,356,040
TOTAL INVESTMENTS - 100.3%
(Cost $155,268,730) 155,545,477
OTHER ASSETS & LIABILITIES, NET - (0.3)% (416,910)
NET ASSETS - 100% $ 155,128,567
SOFR Secured Overnight Financing Rate
SOFR
30A 30 Day Average Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $37,539,342 or 24.1% of Total Investments.
(c) Principal Amount (000) rounds to less than $1,000.
NUSB
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Bonds $ – $ 1,238,906 $ – $ 1,238,906
Corporate Debt – 95,224,405 – 95,224,405
Government Related – 24,921 – 24,921
Securitized – 24,701,205 – 24,701,205

NUSB
Level 1 Level 2 Level 3 Total
Short-Term Investments:
Commercial Paper – 29,258,451 – 29,258,451
Corporate Debt – 650,058 – 650,058
Securitized – 1,401,000 – 1,401,000
U.S. Treasury – 3,046,531 – 3,046,531
Total $ – $ 155,545,477 $ – $ 155,545,477
a

Portfolio of Investments October 31, 2025
NHYB
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.2%
CORPORATE DEBT - 98.2%
FINANCIALS - 12.0%
$ 312,000 (a) Acrisure LLC / Acrisure Finance Inc 4.250% 02/15/29 $ 299,521
399,000 (a) Acrisure LLC / Acrisure Finance Inc 7.500 11/06/30 412,677
348,000 (a) Acrisure LLC / Acrisure Finance Inc 6.750 07/01/32 356,895
191,000 (a) AG Issuer LLC 6.250 03/01/28 191,139
275,000 (a) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 4.250 10/15/27 270,821
405,000 (a) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.750 04/15/28 412,353
625,000 (a) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7.000 01/15/31 647,343
543,000 (a) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.500 10/01/31 556,839
289,000 Ally Financial Inc 6.700 02/14/33 301,305
173,000 Ally Financial Inc 6.646 01/17/40 173,401
246,000 American National Group Inc 7.000 12/01/55 251,227
261,000 (a) AmWINS Group Inc 6.375 02/15/29 266,048
481,000 (a) AmWINS Group Inc 4.875 06/30/29 464,546
446,000 (a) APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC /
APH3 Somerset Inves
7.875 11/01/29 459,380
269,000 (a) Apollo Commercial Real Estate Finance Inc 4.625 06/15/29 258,912
246,000 (a) Arbor Realty SR Inc 7.875 07/15/30 250,322
727,000 (a) Ardonagh Finco Ltd 7.750 02/15/31 760,407
259,000 (a) Aretec Group Inc 10.000 08/15/30 281,806
512,000 Assurant Inc 7.000 03/27/48 525,980
209,000 (a) Atlanticus Holdings Corp 9.750 09/01/30 203,145
199,000 (a) Azorra Finance Ltd 7.750 04/15/30 209,800
206,000 (a) Azorra Finance Ltd 7.250 01/15/31 215,468
388,000 (a) Baldwin Insurance Group Holdings LLC / Baldwin Insurance
Group Holdings Finance
7.125 05/15/31 398,152
213,000 BlackRock TCP Capital Corp 6.950 05/30/29 216,308
114,000 (a) Blackstone Mortgage Trust Inc 3.750 01/15/27 111,855
247,000 (a) Blackstone Mortgage Trust Inc 7.750 11/30/29 260,295
171,000 Brandywine Operating Partnership LP 3.950 11/15/27 168,349
128,000 Brandywine Operating Partnership LP 8.300 03/15/28 136,731
265,000 Brandywine Operating Partnership LP 8.875 04/12/29 287,871
178,000 Brandywine Operating Partnership LP 4.550 10/01/29 171,085
242,000 (a) Bread Financial Holdings Inc 9.750 03/15/29 258,309
161,000 (a) Bread Financial Holdings Inc 8.375 06/15/35 164,733
191,000 (a) Brookfield Property REIT Inc / BPR Cumulus LLC / BPR Nimbus
LLC / GGSI Sellco LL
4.500 04/01/27 188,146
458,000 (a) Burford Capital Global Finance LLC 9.250 07/01/31 474,025
310,000 (a) Coinbase Global Inc 3.375 10/01/28 294,864
368,000 (a) Coinbase Global Inc 3.625 10/01/31 328,908
353,000 (a) Credit Acceptance Corp 9.250 12/15/28 370,195
264,000 (a) Credit Acceptance Corp 6.625 03/15/30 263,873
229,000 (a) Diversified Healthcare Trust 7.250 10/15/30 231,298
185,000 Diversified Healthcare Trust 4.375 03/01/31 162,359
394,000 (a) Dresdner Funding Trust I 8.151 06/30/31 435,911
467,000 (a) Encore Capital Group Inc 9.250 04/01/29 490,264
457,000 (a) Enova International Inc 11.250 12/15/28 484,996
433,000 (a) Enova International Inc 9.125 08/01/29 453,784
127,000 (a) FirstCash Inc 5.625 01/01/30 127,191
287,000 (a) FirstCash Inc 6.875 03/01/32 297,799
249,000 (a) Five Point Operating Co LP 8.000 10/01/30 254,483
423,000 (a) Focus Financial Partners LLC 6.750 09/15/31 435,975
374,000 (a) Freedom Mortgage Corp 6.625 01/15/27 374,840
213,000 (a) Freedom Mortgage Corp 12.250 10/01/30 237,104
505,000 (a) Freedom Mortgage Holdings LLC 9.250 02/01/29 530,250
307,000 (a) Freedom Mortgage Holdings LLC 9.125 05/15/31 326,349
529,000 (a) Freedom Mortgage Holdings LLC 8.375 04/01/32 551,543
110,000 (a) Freedom Mortgage Holdings LLC 7.875 04/01/33 112,992
290,000 (a) FTAI Aviation Investors LLC 5.500 05/01/28 290,214
193,000 (a) FTAI Aviation Investors LLC 7.875 12/01/30 205,109

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIALS (continued)
$ 304,000 (a) FTAI Aviation Investors LLC 7.000% 06/15/32 $ 318,400
224,000 (a) FTAI Aviation Investors LLC 5.875 04/15/33 225,941
254,000 (a) FTAI Aviation Ltd 7.000 05/01/31 266,180
252,000 (a) Genesee & Wyoming Inc 6.250 04/15/32 257,087
231,000 (a) GGAM Finance Ltd 8.000 02/15/27 235,922
237,000 (a) GGAM Finance Ltd 8.000 06/15/28 251,371
201,000 (a) GGAM Finance Ltd 5.875 03/15/30 203,261
2,413,000 (a) Global Aircraft Leasing Co Ltd 8.750 09/01/27 2,484,280
341,000 (a) Global Atlantic Fin Co 7.950 10/15/54 356,513
749,000 (a) goeasy Ltd 9.250 12/01/28 776,453
277,000 (a) goeasy Ltd 7.625 07/01/29 279,007
231,000 (a) goeasy Ltd 6.875 05/15/30 227,030
136,000 (a) goeasy Ltd 7.375 10/01/30 135,697
89,000 (a) goeasy Ltd 6.875 02/15/31 86,974
164,000 (a) Greystar Real Estate Partners LLC 7.750 09/01/30 173,414
218,000 (a) Howard Hughes Corp/The 5.375 08/01/28 217,641
292,000 (a) Howard Hughes Corp/The 4.375 02/01/31 275,299
537,000 (a) Howden UK Refinance PLC / Howden UK Refinance 2 PLC /
Howden US Refinance LLC
7.250 02/15/31 553,477
149,000 (a) HUB International Ltd 5.625 12/01/29 148,555
1,097,000 (a) HUB International Ltd 7.250 06/15/30 1,145,266
934,000 (a) HUB International Ltd 7.375 01/31/32 968,018
186,000 Hudson Pacific Properties LP 3.950 11/01/27 178,097
216,000 Hudson Pacific Properties LP 4.650 04/01/29 198,864
163,000 Hudson Pacific Properties LP 3.250 01/15/30 139,186
330,000 (a) Hunt Cos Inc 5.250 04/15/29 320,887
804,000 Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.250 05/15/27 790,090
426,000 Icahn Enterprises LP / Icahn Enterprises Finance Corp 9.750 01/15/29 427,512
273,000 Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375 02/01/29 234,802
430,000 (a) Icahn Enterprises LP / Icahn Enterprises Finance Corp 10.000 11/15/29 431,575
280,000 Icahn Enterprises LP / Icahn Enterprises Finance Corp 9.000 06/15/30 269,502
258,000 (a) Jane Street Group / JSG Finance Inc 4.500 11/15/29 250,715
457,000 (a) Jane Street Group / JSG Finance Inc 7.125 04/30/31 479,561
725,000 (a) Jane Street Group / JSG Finance Inc 6.125 11/01/32 737,743
890,000 (a) Jane Street Group / JSG Finance Inc 6.750 05/01/33 928,421
524,000 (a) Jefferies Finance LLC / JFIN Co-Issuer Corp 5.000 08/15/28 496,164
277,000 (a) Jefferson Capital Holdings LLC 9.500 02/15/29 291,896
296,000 (a) Jefferson Capital Holdings LLC 8.250 05/15/30 306,878
281,000 (a) Jones Deslauriers Insurance Management Inc 8.500 03/15/30 295,114
287,000 Kennedy-Wilson Inc 4.750 03/01/29 271,699
273,000 Kennedy-Wilson Inc 4.750 02/01/30 252,137
257,000 Kennedy-Wilson Inc 5.000 03/01/31 237,232
583,000 (a) Ladder Capital Finance Holdings LLLP / Ladder Capital Finance
Corp
4.250 02/01/27 577,131
175,000 (a) Ladder Capital Finance Holdings LLLP / Ladder Capital Finance
Corp
4.750 06/15/29 171,584
150,000 (a) Ladder Capital Finance Holdings LLLP / Ladder Capital Finance
Corp
7.000 07/15/31 157,550
230,000 (a) LFS Topco LLC 8.750 07/15/30 225,143
219,000 (a) Liberty Mutual Group Inc 7.800 03/15/37 250,787
239,000 (a) Liberty Mutual Group Inc 4.125 12/15/51 233,612
371,000 (a) Liberty Mutual Group Inc 4.300 02/01/61 238,138
626,000 (a) Midcap Financial Issuer Trust 6.500 05/01/28 614,882
307,000 (a) Molina Healthcare Inc 4.375 06/15/28 299,022
316,000 (a) Molina Healthcare Inc 3.875 11/15/30 291,485
377,000 (a) Molina Healthcare Inc 3.875 05/15/32 339,919
331,000 (a) Molina Healthcare Inc 6.250 01/15/33 333,163
664,000 (a) MPT Operating Partnership LP / MPT Finance Corp 8.500 02/15/32 695,662
249,000 (a) Nassau Cos of New York/The 7.875 07/15/30 253,948
265,000 Navient Corp 5.000 03/15/27 263,437
335,000 Navient Corp 5.500 03/15/29 328,981
260,000 Navient Corp 9.375 07/25/30 285,659

Portfolio of Investments October 31, 2025
(continued)
NHYB

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIALS (continued)
$ 267,000 Navient Corp 11.500% 03/15/31 $ 298,732
250,000 Navient Corp 7.875 06/15/32 258,282
247,000 Navient Corp 5.625 08/01/33 223,617
319,000 OneMain Finance Corp 3.500 01/15/27 313,832
305,000 OneMain Finance Corp 6.625 01/15/28 312,746
246,000 OneMain Finance Corp 3.875 09/15/28 237,372
384,000 OneMain Finance Corp 6.625 05/15/29 394,889
319,000 OneMain Finance Corp 5.375 11/15/29 316,474
295,000 OneMain Finance Corp 7.875 03/15/30 310,912
326,000 OneMain Finance Corp 6.125 05/15/30 329,834
359,000 OneMain Finance Corp 4.000 09/15/30 333,866
310,000 OneMain Finance Corp 7.500 05/15/31 323,805
323,000 OneMain Finance Corp 7.125 11/15/31 334,700
261,000 OneMain Finance Corp 6.750 03/15/32 264,868
346,000 OneMain Finance Corp 7.125 09/15/32 357,113
347,000 OneMain Finance Corp 6.500 03/15/33 346,301
234,000 (a) Osaic Holdings Inc 6.750 08/01/32 241,744
333,000 (a) Oxford Finance LLC / Oxford Finance Co-Issuer II Inc 6.375 02/01/27 330,844
1,394,000 (a) Panther Escrow Issuer LLC 7.125 06/01/31 1,440,667
302,000 (a) Park Intermediate Holdings LLC / PK Domestic Property LLC / PK
Finance Co-Issuer
5.875 10/01/28 301,730
342,000 (a) Park Intermediate Holdings LLC / PK Domestic Property LLC / PK
Finance Co-Issuer
4.875 05/15/29 332,170
238,000 (a) Park Intermediate Holdings LLC / PK Domestic Property LLC / PK
Finance Co-Issuer
7.000 02/01/30 243,729
158,000 (a) Pebblebrook Hotel LP / PEB Finance Corp 6.375 10/15/29 159,509
350,000 (a) PennyMac Financial Services Inc 4.250 02/15/29 339,833
224,000 (a) PennyMac Financial Services Inc 7.875 12/15/29 238,034
176,000 (a) PennyMac Financial Services Inc 7.125 11/15/30 184,268
215,000 (a) PennyMac Financial Services Inc 5.750 09/15/31 214,485
390,000 (a) PennyMac Financial Services Inc 6.875 05/15/32 406,805
374,000 (a) PennyMac Financial Services Inc 6.875 02/15/33 386,880
228,000 (a) PennyMac Financial Services Inc 6.750 02/15/34 233,697
310,000 (a) Phoenix Aviation Capital Ltd 9.250 07/15/30 326,570
313,000 (a) Planet Financial Group LLC 10.500 12/15/29 324,192
116,000 Popular Inc 7.250 03/13/28 121,597
254,000 (a) PRA Group Inc 8.375 02/01/28 257,843
297,000 (a) PRA Group Inc 8.875 01/31/30 301,367
366,000 (a) PROG Holdings Inc 6.000 11/15/29 357,216
198,000 Prospect Capital Corp 3.437 10/15/28 178,133
314,000 (a) Provident Funding Associates LP / PFG Finance Corp 9.750 09/15/29 330,889
268,000 (a) Rfna LP 7.875 02/15/30 266,865
280,000 RHP Hotel Properties LP / RHP Finance Corp 4.750 10/15/27 279,374
206,000 (a) RHP Hotel Properties LP / RHP Finance Corp 4.500 02/15/29 202,657
354,000 (a) RHP Hotel Properties LP / RHP Finance Corp 6.500 04/01/32 364,168
331,000 (a) RHP Hotel Properties LP / RHP Finance Corp 6.500 06/15/33 341,631
551,000 (a) Rithm Capital Corp 8.000 04/01/29 562,175
198,000 (a) Rithm Capital Corp 8.000 07/15/30 200,708
245,000 (a) RLJ Lodging Trust LP 4.000 09/15/29 231,359
736,000 (a) Rocket Cos Inc 6.125 08/01/30 759,186
843,000 (a) Rocket Cos Inc 6.375 08/01/33 878,178
407,000 (a) Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 2.875 10/15/26 399,514
222,000 (a) Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 3.625 03/01/29 213,277
591,000 (a) Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 3.875 03/01/31 555,568
519,000 (a) Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 4.000 10/15/33 477,941
100,000 (a) Ryan Specialty LLC 4.375 02/01/30 97,758
581,000 (a) Ryan Specialty LLC 5.875 08/01/32 590,692
206,000 Service Properties Trust 5.500 12/15/27 200,648
322,000 Service Properties Trust 8.375 06/15/29 319,863
431,000 (a) Service Properties Trust 8.625 11/15/31 454,635
223,000 Service Properties Trust 8.875 06/15/32 220,075
240,000 SLM Corp 3.125 11/02/26 235,806

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIALS (continued)
$ 174,000 SLM Corp 6.500% 01/31/30 $ 180,407
290,000 (a),(b) Standard Chartered PLC 7.014 N/A 304,765
170,000 (a) Starwood Property Trust Inc 4.375 01/15/27 168,484
265,000 (a) Starwood Property Trust Inc 7.250 04/01/29 279,102
171,000 (a) Starwood Property Trust Inc 6.000 04/15/30 174,644
329,000 (a) Starwood Property Trust Inc 6.500 07/01/30 342,178
396,000 (a) Starwood Property Trust Inc 6.500 10/15/30 412,009
286,000 (a) Stonex Escrow Issuer LLC 6.875 07/15/32 295,897
212,000 (a) StoneX Group Inc 7.875 03/01/31 224,529
364,000 Synchrony Financial 7.250 02/02/33 385,852
185,000 (a) TrueNoord Capital DAC 8.750 03/01/30 194,901
160,000 (a) United Wholesale Mortgage LLC 5.750 06/15/27 160,273
310,000 (a) United Wholesale Mortgage LLC 5.500 04/15/29 305,302
362,000 (a) UWM Holdings LLC 6.625 02/01/30 368,800
397,000 (a) UWM Holdings LLC 6.250 03/15/31 396,286
188,000 (a) VFH Parent LLC / Valor Co-Issuer Inc 7.500 06/15/31 196,735
170,000 (a) Walker & Dunlop Inc 6.625 04/01/33 173,970
265,000 (a),(b) Wilton RE Ltd 6.000 N/A 262,733
202,000 (a) XHR LP 4.875 06/01/29 197,461
194,000 (a) XHR LP 6.625 05/15/30 198,020
TOTAL FINANCIALS 65,833,430
INDUSTRIAL - 82.0%
590,000 (a) 1011778 BC ULC / New Red Finance Inc 3.875 01/15/28 579,349
267,000 (a) 1011778 BC ULC / New Red Finance Inc 4.375 01/15/28 263,580
233,000 (a) 1011778 BC ULC / New Red Finance Inc 3.500 02/15/29 224,509
314,000 (a) 1011778 BC ULC / New Red Finance Inc 6.125 06/15/29 322,665
275,000 (a) 1011778 BC ULC / New Red Finance Inc 5.625 09/15/29 279,887
1,405,000 (a) 1011778 BC ULC / New Red Finance Inc 4.000 10/15/30 1,328,271
1,941,000 (a) 1261229 BC Ltd 10.000 04/15/32 2,028,946
264,000 (a) AAR Escrow Issuer LLC 6.750 03/15/29 272,581
111,000 (a) Academy Ltd 6.000 11/15/27 111,269
213,000 (a) Acadia Healthcare Co Inc 5.500 07/01/28 211,609
235,000 (a) Acadia Healthcare Co Inc 5.000 04/15/29 229,956
314,000 (a) Acadia Healthcare Co Inc 7.375 03/15/33 324,602
343,000 (a) ACCO Brands Corp 4.250 03/15/29 301,316
359,000 (a) Adams Homes Inc 9.250 10/15/28 372,787
107,000 (a) AdaptHealth LLC 6.125 08/01/28 106,962
300,000 (a) AdaptHealth LLC 4.625 08/01/29 284,907
313,000 (a) AdaptHealth LLC 5.125 03/01/30 299,430
202,000 (a) Adient Global Holdings Ltd 8.250 04/15/31 211,013
293,000 (a) Adient Global Holdings Ltd 7.500 02/15/33 302,871
536,000 (a) ADT Security Corp/The 4.125 08/01/29 519,058
691,000 (a) ADT Security Corp/The 4.875 07/15/32 669,149
226,000 (a) Adtalem Global Education Inc 5.500 03/01/28 226,191
292,000 Advance Auto Parts Inc 3.900 04/15/30 267,742
508,000 (a) Advance Auto Parts Inc 7.000 08/01/30 512,564
141,000 Advance Auto Parts Inc 3.500 03/15/32 122,143
400,000 (a) Advance Auto Parts Inc 7.375 08/01/33 405,000
226,000 (a) Advanced Drainage Systems Inc 6.375 06/15/30 230,234
275,000 (a) Advantage Sales & Marketing Inc 6.500 11/15/28 236,337
553,000 (a) AECOM 6.000 08/01/33 567,522
375,000 (a) Aethon United BR LP / Aethon United Finance Corp 7.500 10/01/29 389,047
111,000 (a) AHP Health Partners Inc 5.750 07/15/29 110,423
316,000 (a) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
4.625 01/15/27 315,341
404,000 (a) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
5.875 02/15/28 404,501
170,000 (a) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
6.500 02/15/28 173,115
879,000 (a) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
3.500 03/15/29 837,738

Portfolio of Investments October 31, 2025
(continued)
NHYB

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 571,000 (a) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
4.875% 02/15/30 $ 563,898
270,000 (a) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
6.250 03/15/33 277,542
615,000 (a) Albion Financing 1 SARL / Aggreko Holdings Inc 7.000 05/21/30 634,730
360,000 (a) Alcoa Nederland Holding BV 7.125 03/15/31 380,498
185,000 (a) Allegiant Travel Co 7.250 08/15/27 187,080
337,000 (a) Alliance Resource Operating Partners LP / Alliance Resource
Finance Corp
8.625 06/15/29 356,647
1,091,000 (a) Allied Universal Holdco LLC 7.875 02/15/31 1,135,966
506,000 (a) Allied Universal Holdco LLC / Allied Universal Finance Corp 6.875 06/15/30 519,104
561,000 (a) Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas
Luxco 4 Sarl
4.625 06/01/28 549,072
323,000 (a) Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas
Luxco 4 Sarl
4.625 06/01/28 316,355
350,000 (a) Allison Transmission Inc 5.875 06/01/29 352,947
474,000 (a) Allison Transmission Inc 3.750 01/30/31 437,638
275,000 (a) Alta Equipment Group Inc 9.000 06/01/29 249,183
351,000 (a) Alumina Pty Ltd 6.375 09/15/32 363,234
479,000 (a) AMC Networks Inc 10.250 01/15/29 502,875
251,000 (a) AMC Networks Inc 10.500 07/15/32 263,857
452,000 (a) Amentum Holdings Inc 7.250 08/01/32 470,399
286,000 (a) Amer Sports Co 6.750 02/16/31 297,712
300,000 (a) American Airlines Inc 7.250 02/15/28 306,959
438,000 (a) American Airlines Inc 8.500 05/15/29 456,958
1,283,000 (a) American Airlines Inc/AAdvantage Loyalty IP Ltd2022 1 5.750 04/20/29 1,294,129
286,000 American Axle & Manufacturing Inc 5.000 10/01/29 271,794
437,000 (a) American Axle & Manufacturing Inc 6.375 10/15/32 438,299
455,000 (a) American Axle & Manufacturing Inc 7.750 10/15/33 455,641
240,000 (a) American Builders & Contractors Supply Co Inc 4.000 01/15/28 236,605
223,000 (a) American Builders & Contractors Supply Co Inc 3.875 11/15/29 212,777
94,000 AmeriGas Partners LP / AmeriGas Finance Corp 5.750 05/20/27 94,347
1,795,000 (a) AmeriGas Partners LP / AmeriGas Finance Corp 9.375 06/01/28 1,861,875
253,000 (a) AmeriGas Partners LP / AmeriGas Finance Corp 9.500 06/01/30 266,225
364,000 (a) AmeriTex HoldCo Intermediate LLC 7.625 08/15/33 380,772
295,000 (a) Amkor Technology Inc 5.875 10/01/33 300,098
197,000 (a) AMN Healthcare Inc 4.000 04/15/29 186,691
242,000 (a) AMN Healthcare Inc 6.500 01/15/31 242,582
314,000 (a) Amneal Pharmaceuticals LLC 6.875 08/01/32 329,210
436,000 (a) ams-OSRAM AG 12.250 03/30/29 469,167
180,000 (a) Amsted Industries Inc 4.625 05/15/30 176,153
257,000 (a) Amsted Industries Inc 6.375 03/15/33 265,978
318,000 (a) ANGI Group LLC 3.875 08/15/28 292,441
220,000 (a) Antero Midstream Partners LP / Antero Midstream Finance Corp 5.750 01/15/28 219,914
238,000 (a) Antero Midstream Partners LP / Antero Midstream Finance Corp 5.375 06/15/29 237,852
191,000 (a) Antero Midstream Partners LP / Antero Midstream Finance Corp 6.625 02/01/32 197,739
371,000 (a) Antero Midstream Partners LP / Antero Midstream Finance Corp 5.750 10/15/33 370,467
273,000 (a) Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7.000 04/15/30 274,704
241,000 (a) Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.750 04/15/30 262,414
117,000 (a) APi Group DE Inc 4.125 07/15/29 112,929
416,000 (a) Aragvi Finance International DAC 11.125 11/20/29 414,115
434,000 (a) Aramark Services Inc 5.000 02/01/28 433,400
338,000 (a) Arches Buyer Inc 4.250 06/01/28 330,284
18,000 (a) Archrock Partners LP / Archrock Partners Finance Corp 6.875 04/01/27 18,059
365,000 (a) Archrock Partners LP / Archrock Partners Finance Corp 6.250 04/01/28 366,553
218,000 (a) Archrock Partners LP / Archrock Partners Finance Corp 6.625 09/01/32 224,048
203,000 (a) Arcosa Inc 4.375 04/15/29 197,519
183,000 (a) Arcosa Inc 6.875 08/15/32 191,654
283,000 (a) Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance PLC
6.000 06/15/27 283,730
291,000 (a) Arsenal AIC Parent LLC 8.000 10/01/30 309,144
319,000 (a) Arsenal AIC Parent LLC 11.500 10/01/31 354,542

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 405,000 (a) Asbury Automotive Group Inc 4.625% 11/15/29 $ 393,379
205,000 Asbury Automotive Group Inc 4.750 03/01/30 200,371
318,000 (a) Asbury Automotive Group Inc 5.000 02/15/32 306,216
311,000 (a) Ascent Resources Utica Holdings LLC / ARU Finance Corp 6.625 10/15/32 317,157
218,000 (a) Ascent Resources Utica Holdings LLC / ARU Finance Corp 6.625 07/15/33 221,897
146,000 (a) ASGN Inc 4.625 05/15/28 143,391
274,000 (a) Ashland Inc 3.375 09/01/31 244,240
244,000 (a) Ashton Woods USA LLC / Ashton Woods Finance Co 4.625 04/01/30 229,689
142,000 (a) Ashton Woods USA LLC / Ashton Woods Finance Co 6.875 08/01/33 142,124
569,000 (a) Aston Martin Capital Holdings Ltd 10.000 03/31/29 506,043
134,000 ATI Inc 4.875 10/01/29 133,304
170,000 ATI Inc 7.250 08/15/30 178,512
242,000 (a) Atkore Inc 4.250 06/01/31 228,807
225,000 (a) ATP Tower Holdings / Andean Telecom Partners Chile SpA /
Andean Tower Partners C
7.875 02/03/30 230,959
533,000 (a) Avantor Funding Inc 4.625 07/15/28 524,436
433,000 (a) Avantor Funding Inc 3.875 11/01/29 411,248
258,000 (a) Avient Corp 7.125 08/01/30 265,537
344,000 (a) Avient Corp 6.250 11/01/31 351,209
310,000 (a) Avis Budget Car Rental LLC / Avis Budget Finance Inc 5.750 07/15/27 308,909
265,000 (a) Avis Budget Car Rental LLC / Avis Budget Finance Inc 4.750 04/01/28 254,300
301,000 (a) Avis Budget Car Rental LLC / Avis Budget Finance Inc 5.375 03/01/29 289,892
361,000 (a) Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.250 01/15/30 368,435
217,000 (a) Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.000 02/15/31 220,548
221,000 (a) Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.375 06/15/32 226,392
204,000 (a) Axalta Coating Systems Dutch Holding B BV 7.250 02/15/31 213,886
273,000 (a) Axalta Coating Systems LLC 3.375 02/15/29 259,736
283,000 (a) Axalta Coating Systems LLC / Axalta Coating Systems Dutch
Holding B BV
4.750 06/15/27 282,310
369,000 (a) Axon Enterprise Inc 6.125 03/15/30 378,977
405,000 (a) Axon Enterprise Inc 6.250 03/15/33 418,610
482,000 (a) B&G Foods Inc 8.000 09/15/28 453,156
345,000 Ball Corp 6.875 03/15/28 351,010
323,000 Ball Corp 6.000 06/15/29 330,899
579,000 Ball Corp 2.875 08/15/30 529,377
480,000 Ball Corp 3.125 09/15/31 437,408
381,000 Ball Corp 5.500 09/15/33 385,630
149,000 Bath & Body Works Inc 5.250 02/01/28 149,976
304,000 (a) Bath & Body Works Inc 6.625 10/01/30 312,462
139,000 Bath & Body Works Inc 6.950 03/01/33 143,921
400,000 Bath & Body Works Inc 6.875 11/01/35 418,197
247,000 Bath & Body Works Inc 6.750 07/01/36 255,654
414,000 (a) Bausch + Lomb Corp 8.375 10/01/28 432,630
433,000 (a) Baytex Energy Corp 8.500 04/30/30 443,888
244,000 (a) Baytex Energy Corp 7.375 03/15/32 240,263
212,000 (a) BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer Inc 9.500 07/01/32 213,323
281,000 (a) Beacon Mobility Corp 7.250 08/01/30 292,580
111,000 Beazer Homes USA Inc 5.875 10/15/27 110,834
245,000 Beazer Homes USA Inc 7.250 10/15/29 248,447
155,000 (a) Beazer Homes USA Inc 7.500 03/15/31 156,881
544,000 Bell Telephone Co of Canada or Bell Canada 6.875 09/15/55 567,718
511,000 Bell Telephone Co of Canada or Bell Canada 7.000 09/15/55 537,082
280,000 (a) BellRing Brands Inc 7.000 03/15/30 288,712
495,000 (a) Belron UK Finance PLC 5.750 10/15/29 501,518
249,000 (a) Big River Steel LLC / BRS Finance Corp 6.625 01/31/29 249,419
513,000 (a) Block Inc 5.625 08/15/30 520,751
562,000 Block Inc 3.500 06/01/31 523,272
681,000 Block Inc 6.500 05/15/32 706,574
471,000 (a) Block Inc 6.000 08/15/33 481,596
128,000 (a) Blue Racer Midstream LLC / Blue Racer Finance Corp 7.000 07/15/29 132,789
198,000 (a) Blue Racer Midstream LLC / Blue Racer Finance Corp 7.250 07/15/32 207,917
207,000 (a) BlueLinx Holdings Inc 6.000 11/15/29 203,143

Portfolio of Investments October 31, 2025
(continued)
NHYB

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 150,000 (a) Boise Cascade Co 4.875% 07/01/30 $ 147,989
150,000 (a) Bombardier Inc 7.500 02/01/29 156,269
198,000 (a) Bombardier Inc 8.750 11/15/30 213,543
242,000 (a) Bombardier Inc 7.250 07/01/31 256,864
253,000 (a) Bombardier Inc 7.000 06/01/32 265,622
432,000 (a) Bombardier Inc 6.750 06/15/33 453,491
274,000 (a) Bombardier Inc 7.450 05/01/34 304,386
901,000 (a) Boost Newco Borrower LLC 7.500 01/15/31 957,195
534,000 (a) Borr IHC Ltd / Borr Finance LLC 10.000 11/15/28 534,183
316,000 (a) Borr IHC Ltd / Borr Finance LLC 10.375 11/15/30 314,684
316,000 Boyd Gaming Corp 4.750 12/01/27 314,335
468,000 (a) Boyd Gaming Corp 4.750 06/15/31 450,633
265,000 (a) Boyne USA Inc 4.750 05/15/29 259,863
229,000 (a) Brightstar Lottery PLC 6.250 01/15/27 231,268
330,000 (a) Brightstar Lottery PLC 5.250 01/15/29 329,173
254,000 (a) Brinker International Inc 8.250 07/15/30 269,051
145,000 (a) Brink's Co/The 4.625 10/15/27 144,020
133,000 (a) Brink's Co/The 6.500 06/15/29 137,097
171,000 (a) Brink's Co/The 6.750 06/15/32 177,574
683,000 (a) Bristow Group Inc 6.875 03/01/28 682,897
547,000 (a) British Telecommunications PLC 4.250 11/23/81 538,946
281,000 (a) Brookfield Residential Properties Inc / Brookfield Residential US
LLC
6.250 09/15/27 281,016
294,000 (a) Brookfield Residential Properties Inc / Brookfield Residential US
LLC
4.875 02/15/30 271,616
208,000 (a) Brundage-Bone Concrete Pumping Holdings Inc 7.500 02/01/32 209,861
658,000 Buckeye Partners LP 3.950 12/01/26 652,276
200,000 (a) Buckeye Partners LP 4.500 03/01/28 197,991
287,000 (a) Buckeye Partners LP 6.875 07/01/29 297,228
213,000 (a) Buckeye Partners LP 6.750 02/01/30 222,304
272,000 Buckeye Partners LP 5.850 11/15/43 255,211
175,000 (a) Builders FirstSource Inc 5.000 03/01/30 173,240
620,000 (a) Builders FirstSource Inc 4.250 02/01/32 586,610
240,000 (a) Builders FirstSource Inc 6.375 06/15/32 248,726
455,000 (a) Builders FirstSource Inc 6.375 03/01/34 471,208
367,000 (a) Builders FirstSource Inc 6.750 05/15/35 385,332
184,000 (a) BWX Technologies Inc 4.125 06/30/28 179,740
100,000 (a) BWX Technologies Inc 4.125 04/15/29 97,492
306,000 (a) Cable One Inc 4.000 11/15/30 241,743
469,000 (a) CACI International Inc 6.375 06/15/33 487,629
565,000 (a) Caesars Entertainment Inc 4.625 10/15/29 531,548
853,000 (a) Caesars Entertainment Inc 7.000 02/15/30 877,668
652,000 (a) Caesars Entertainment Inc 6.500 02/15/32 657,429
488,000 (a) Caesars Entertainment Inc 6.000 10/15/32 465,539
326,000 (a) Calderys Financing LLC 11.250 06/01/28 344,427
884,000 (a) California Resources Corp 8.250 06/15/29 919,592
381,000 (a) Camelot Return Merger Sub Inc 8.750 08/01/28 352,203
539,000 (a) Capstone Borrower Inc 8.000 06/15/30 549,910
210,000 (a) Carnival Corp 6.000 05/01/29 213,150
494,000 (a) Carnival Corp 5.750 03/15/30 508,832
499,000 (a) Carnival Corp 5.875 06/15/31 514,619
1,384,000 (a) Carnival Corp 5.750 08/01/32 1,421,759
922,000 (a) Carnival Corp 6.125 02/15/33 950,739
170,000 Carpenter Technology Corp 7.625 03/15/30 175,138
283,000 (a) Carriage Services Inc 4.250 05/15/29 267,663
297,000 (a) Cars.com Inc 6.375 11/01/28 295,815
297,000 (a) Cascades Inc/Cascades USA Inc 5.375 01/15/28 296,680
272,000 (a) Caturus Energy LLC 8.500 02/15/30 277,261
1,295,000 (a) CCO Holdings LLC / CCO Holdings Capital Corp 5.125 05/01/27 1,287,534
975,000 (a) CCO Holdings LLC / CCO Holdings Capital Corp 5.000 02/01/28 965,214
618,000 (a) CCO Holdings LLC / CCO Holdings Capital Corp 5.375 06/01/29 609,919
614,000 (a) CCO Holdings LLC / CCO Holdings Capital Corp 6.375 09/01/29 618,832

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 1,349,000 (a) CCO Holdings LLC / CCO Holdings Capital Corp 4.750% 03/01/30 $ 1,282,717
1,212,000 (a) CCO Holdings LLC / CCO Holdings Capital Corp 4.500 08/15/30 1,136,146
1,314,000 (a) CCO Holdings LLC / CCO Holdings Capital Corp 4.250 02/01/31 1,189,326
522,000 (a) CCO Holdings LLC / CCO Holdings Capital Corp 7.375 03/01/31 529,851
581,000 (a) CCO Holdings LLC / CCO Holdings Capital Corp 4.750 02/01/32 525,991
1,251,000 CCO Holdings LLC / CCO Holdings Capital Corp 4.500 05/01/32 1,112,652
755,000 (a) CCO Holdings LLC / CCO Holdings Capital Corp 4.500 06/01/33 654,582
864,000 (a) CCO Holdings LLC / CCO Holdings Capital Corp 4.250 01/15/34 725,521
389,000 (a) CD&R Smokey Buyer Inc / Radio Systems Corp 9.500 10/15/29 272,273
616,000 Celanese US Holdings LLC 6.665 07/15/27 632,341
448,000 Celanese US Holdings LLC 6.850 11/15/28 464,047
360,000 Celanese US Holdings LLC 6.830 07/15/29 367,682
355,000 Celanese US Holdings LLC 6.500 04/15/30 352,036
468,000 Celanese US Holdings LLC 7.050 11/15/30 476,249
472,000 Celanese US Holdings LLC 6.879 07/15/32 474,262
480,000 Celanese US Holdings LLC 6.750 04/15/33 472,663
464,000 Celanese US Holdings LLC 7.200 11/15/33 475,760
25,000 Central Garden & Pet Co 5.125 02/01/28 24,961
280,000 Central Garden & Pet Co 4.125 10/15/30 265,996
256,000 (a) Central Garden & Pet Co 4.125 04/30/31 239,714
353,000 (a) Central Parent Inc / CDK Global Inc 7.250 06/15/29 289,962
295,000 (a) Central Parent LLC / CDK Global II LLC / CDK Financing Co Inc 8.000 06/15/29 246,940
221,000 (a) Century Aluminum Co 6.875 08/01/32 227,205
207,000 (a) Century Communities Inc 3.875 08/15/29 194,101
211,000 (a) Century Communities Inc 6.625 09/15/33 210,374
371,000 (a) Cerdia Finanz GmbH 9.375 10/03/31 386,513
302,000 (a) Champ Acquisition Corp 8.375 12/01/31 321,652
303,000 (a) Champion Iron Canada Inc 7.875 07/15/32 317,673
196,000 (a) Charles River Laboratories International Inc 4.250 05/01/28 193,775
155,000 (a) Charles River Laboratories International Inc 3.750 03/15/29 148,606
326,000 (a) Charles River Laboratories International Inc 4.000 03/15/31 307,337
602,000 (a) Chart Industries Inc 7.500 01/01/30 627,826
261,000 (a) CHC Group LLC 11.750 09/01/30 243,654
219,000 Chemours Co/The 5.375 05/15/27 218,140
422,000 (a) Chemours Co/The 5.750 11/15/28 404,374
251,000 (a) Chemours Co/The 4.625 11/15/29 220,255
297,000 (a) Chemours Co/The 8.000 01/15/33 287,062
113,000 (a) Chobani LLC / Chobani Finance Corp Inc 4.625 11/15/28 112,344
349,000 (a) Chord Energy Corp 6.000 10/01/30 349,831
300,000 (a) Chord Energy Corp 6.750 03/15/33 306,354
303,000 (a) CHS/Community Health Systems Inc 6.000 01/15/29 299,970
683,000 (a) CHS/Community Health Systems Inc 5.250 05/15/30 640,229
456,000 (a) CHS/Community Health Systems Inc 4.750 02/15/31 407,072
1,023,000 (a) CHS/Community Health Systems Inc 10.875 01/15/32 1,102,825
781,000 (a) CHS/Community Health Systems Inc 9.750 01/15/34 826,913
153,000 (a) Churchill Downs Inc 5.500 04/01/27 152,945
213,000 (a) Churchill Downs Inc 4.750 01/15/28 211,083
298,000 (a) Churchill Downs Inc 5.750 04/01/30 298,916
383,000 (a) Churchill Downs Inc 6.750 05/01/31 391,595
124,000 (a) Ciena Corp 4.000 01/31/30 119,160
250,000 (a) Cimpress PLC 7.375 09/15/32 254,084
287,000 (a) Cinemark USA Inc 5.250 07/15/28 285,672
199,000 (a) Cinemark USA Inc 7.000 08/01/32 206,227
411,000 (a) CITGO Petroleum Corp 8.375 01/15/29 427,398
581,000 (a) Civitas Resources Inc 8.375 07/01/28 600,309
463,000 (a) Civitas Resources Inc 8.625 11/01/30 478,669
615,000 (a) Civitas Resources Inc 8.750 07/01/31 632,254
303,000 (a) Civitas Resources Inc 9.625 06/15/33 325,070
239,000 (a) Clarios Global LP / Clarios US Finance Co 6.750 05/15/28 244,802
337,000 (a) Clarios Global LP / Clarios US Finance Co 6.750 02/15/30 349,361
623,000 (a) Clarios Global LP / Clarios US Finance Co 6.750 09/15/32 637,442
405,000 (a) Clarivate Science Holdings Corp 3.875 07/01/28 390,037

Portfolio of Investments October 31, 2025
(continued)
NHYB

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 435,000 (a) Clarivate Science Holdings Corp 4.875% 07/01/29 $ 405,805
184,000 (a) Clean Harbors Inc 6.375 02/01/31 188,511
381,000 (a) Clear Channel Outdoor Holdings Inc 7.875 04/01/30 399,428
555,000 (a) Clear Channel Outdoor Holdings Inc 7.125 02/15/31 572,348
409,000 (a) Clear Channel Outdoor Holdings Inc 7.500 03/15/33 427,677
180,000 (a) Cleveland-Cliffs Inc 4.625 03/01/29 175,904
428,000 (a) Cleveland-Cliffs Inc 6.875 11/01/29 439,515
370,000 (a) Cleveland-Cliffs Inc 6.750 04/15/30 378,201
186,000 (a) Cleveland-Cliffs Inc 4.875 03/01/31 175,836
402,000 (a) Cleveland-Cliffs Inc 7.500 09/15/31 420,825
585,000 (a) Cleveland-Cliffs Inc 7.000 03/15/32 598,158
396,000 (a) Cleveland-Cliffs Inc 7.375 05/01/33 409,694
488,000 (a) Cleveland-Cliffs Inc 7.625 01/15/34 507,355
1,759,000 (a) Cloud Software Group Inc 6.500 03/31/29 1,772,277
803,000 (a) Cloud Software Group Inc 8.250 06/30/32 843,804
445,000 (a) Cloud Software Group Inc 6.625 08/15/33 446,019
366,000 (a) Clue Opco LLC 9.500 10/15/31 373,093
125,000 (a) Clydesdale Acquisition Holdings Inc 6.625 04/15/29 125,499
181,000 (a) Clydesdale Acquisition Holdings Inc 6.875 01/15/30 182,808
760,000 (a) Clydesdale Acquisition Holdings Inc 8.750 04/15/30 761,554
572,000 (a) Clydesdale Acquisition Holdings Inc 6.750 04/15/32 573,944
234,000 (a) CNX Midstream Partners LP 4.750 04/15/30 223,985
190,000 (a) CNX Resources Corp 6.000 01/15/29 190,763
140,000 (a) CNX Resources Corp 7.375 01/15/31 144,914
221,000 (a) CNX Resources Corp 7.250 03/01/32 230,425
99,000 (a) Coeur Mining Inc 5.125 02/15/29 98,007
386,000 (a) Cogent Communications Group LLC / Cogent Finance Inc 7.000 06/15/27 385,131
370,000 (a) Cogent Communications Group LLC / Cogent Finance Inc 7.000 06/15/27 368,819
282,000 (a) Cogent Communications Group LLC / Cogent Finance Inc 6.500 07/01/32 269,300
347,000 (a) Coherent Corp 5.000 12/15/29 343,288
111,000 Commercial Metals Co 4.125 01/15/30 106,957
146,000 Commercial Metals Co 3.875 02/15/31 136,310
337,000 (a) CommScope LLC 4.750 09/01/29 335,950
468,000 (a) CommScope LLC 9.500 12/15/31 476,710
270,000 (a) Compass Minerals International Inc 8.000 07/01/30 280,995
618,000 (a) Comstock Resources Inc 6.750 03/01/29 612,648
263,000 (a) Comstock Resources Inc 6.750 03/01/29 260,419
366,000 (a) Comstock Resources Inc 5.875 01/15/30 348,325
233,000 (a) Concentra Health Services Inc 6.875 07/15/32 243,027
293,000 (a) Conduent Business Services LLC / Conduent State & Local
Solutions Inc
6.000 11/01/29 274,048
999,000 (a) Connect Finco SARL / Connect US Finco LLC 9.000 09/15/29 1,057,855
1,044,000 (a) Connect Holding II LLC 10.500 04/03/31 1,021,164
287,000 (a) Consensus Cloud Solutions Inc 6.500 10/15/28 286,578
340,000 (a) Consolidated Energy Finance SA 5.625 10/15/28 230,887
225,000 (a) Consolidated Energy Finance SA 12.000 02/15/31 159,907
283,000 (a) Constellium SE 3.750 04/15/29 270,201
135,000 CoreCivic Inc 8.250 04/15/29 142,169
439,000 (a) CoreLogic Inc 4.500 05/01/28 424,055
890,000 (a) CoreWeave Inc 9.250 06/01/30 898,656
766,000 (a) CoreWeave Inc 9.000 02/01/31 768,241
231,000 (a) Cornerstone Building Brands Inc 9.500 08/15/29 213,149
294,000 (a) Cougar JV Subsidiary LLC 8.000 05/15/32 313,340
275,000 (a) CP Atlas Buyer Inc 9.750 07/15/30 286,872
272,000 (a) CPI CG Inc 10.000 07/15/29 286,280
783,000 (a) CQP Holdco LP / BIP-V Chinook Holdco LLC 5.500 06/15/31 774,681
415,000 Crane NXT Co 4.200 03/15/48 294,383
499,000 (a) Crescent Energy Finance LLC 7.625 04/01/32 483,802
445,000 (a) Crescent Energy Finance LLC 7.375 01/15/33 420,295
222,000 (a) Crescent Energy Finance LLC 8.375 01/15/34 217,132
146,000 (a) Crocs Inc 4.250 03/15/29 140,562
342,000 Crowdstrike Holdings Inc 3.000 02/15/29 325,868

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 240,000 Crown Americas LLC 5.250% 04/01/30 $ 243,688
389,000 (a) Crown Americas LLC 5.875 06/01/33 394,243
286,000 (a) Cushman & Wakefield US Borrower LLC 6.750 05/15/28 288,275
204,000 (a) CVR Energy Inc 5.750 02/15/28 201,904
370,000 (a) CVR Energy Inc 8.500 01/15/29 379,190
256,000 (a) CVR Partners LP / CVR Nitrogen Finance Corp 6.125 06/15/28 255,758
367,000 CVS Health Corp 6.750 12/10/54 381,397
1,018,000 CVS Health Corp 7.000 03/10/55 1,069,593
313,000 Dana Inc 5.375 11/15/27 312,717
164,000 Dana Inc 4.250 09/01/30 161,744
264,000 (a) Danaos Corp 8.500 03/01/28 265,936
279,000 (a) Darling Ingredients Inc 5.250 04/15/27 278,384
334,000 (a) Darling Ingredients Inc 6.000 06/15/30 337,573
1,203,000 (a) DaVita Inc 4.625 06/01/30 1,161,684
714,000 (a) DaVita Inc 3.750 02/15/31 655,539
440,000 (a) DaVita Inc 6.875 09/01/32 455,809
475,000 (a) DaVita Inc 6.750 07/15/33 492,498
247,000 (a) Dcli Bidco LLC 7.750 11/15/29 251,057
170,000 (a) Delek Logistics Partners LP / Delek Logistics Finance Corp 7.125 06/01/28 170,835
950,000 (a) Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625 03/15/29 991,542
283,000 (a) Delek Logistics Partners LP / Delek Logistics Finance Corp 7.375 06/30/33 287,107
239,000 (a) Deluxe Corp 8.125 09/15/29 250,381
300,000 DENTSPLY SIRONA Inc 8.375 09/12/55 308,918
209,000 (a) Diamond Foreign Asset Co / Diamond Finance LLC 8.500 10/01/30 221,883
336,000 (a) Diebold Nixdorf Inc 7.750 03/31/30 355,808
775,000 (a) Directv Financing LLC 8.875 02/01/30 770,411
434,000 (a) Directv Financing LLC 8.875 02/01/30 431,458
519,000 (a) Directv Financing LLC / Directv Financing Co-Obligor Inc 5.875 08/15/27 519,024
898,000 (a) Directv Financing LLC / Directv Financing Co-Obligor Inc 10.000 02/15/31 894,303
480,000 Discovery Communications LLC 3.950 03/20/28 470,328
331,000 Discovery Communications LLC 4.125 05/15/29 320,196
478,000 Discovery Communications LLC 3.625 05/15/30 442,389
264,000 Discovery Communications LLC 6.350 06/01/40 236,834
1,255,000 (a) DISH Network Corp 11.750 11/15/27 1,321,243
363,000 (a) Domtar Corp 6.750 10/01/28 275,582
157,000 (a) Dotdash Meredith Inc 7.625 06/15/32 141,149
201,000 (a) Dream Finders Homes Inc 8.250 08/15/28 207,337
192,000 (a) Dycom Industries Inc 4.500 04/15/29 188,119
310,000 (a) Dye & Durham Ltd 8.625 04/15/29 293,548
2,374,000 EchoStar Corp 10.750 11/30/29 2,612,942
477,000 (a) Edgewell Personal Care Co 5.500 06/01/28 476,332
289,000 (a) Edgewell Personal Care Co 4.125 04/01/29 274,480
390,000 (a) Efesto Bidco SpA Efesto US LLC 7.500 02/15/32 389,390
468,000 (a) eG Global Finance PLC 12.000 11/30/28 512,606
261,000 Elanco Animal Health Inc 6.650 08/28/28 271,952
209,000 (a) Elastic NV 4.125 07/15/29 201,460
393,000 (a) Eldorado Gold Corp 6.250 09/01/29 393,798
309,000 (a) Element Solutions Inc 3.875 09/01/28 299,050
378,000 (a) Ellucian Holdings Inc 6.500 12/01/29 382,561
288,000 (a) Embecta Corp 5.000 02/15/30 273,260
340,000 (a) Empire Communities Corp 9.750 05/01/29 347,657
263,000 (a) Empire Resorts Inc 7.750 11/01/26 260,489
949,000 (a) EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625 12/15/30 975,601
326,000 (a) EMRLD Borrower LP / Emerald Co-Issuer Inc 6.750 07/15/31 338,540
361,000 Encompass Health Corp 4.500 02/01/28 358,258
364,000 Encompass Health Corp 4.750 02/01/30 360,166
519,000 (a) Endo Finance Holdings Inc 8.500 04/15/31 550,100
1,654,000 (a) Enerflex Ltd 9.000 10/15/27 1,687,950
248,000 (a) Energizer Holdings Inc 4.750 06/15/28 243,983
529,000 (a) Energizer Holdings Inc 4.375 03/31/29 507,745
465,000 Energy Transfer LP 8.000 05/15/54 496,396
211,000 Energy Transfer LP 7.125 10/01/54 218,066

Portfolio of Investments October 31, 2025
(continued)
NHYB

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 488,000 Energy Transfer LP 6.500% 02/15/56 $ 483,580
312,000 Energy Transfer LP 6.750 02/15/56 312,967
97,000 (a) EnerSys 6.625 01/15/32 99,698
268,000 (a) Enpro Inc 6.125 06/01/33 274,155
118,000 (a) Entegris Inc 4.375 04/15/28 116,029
681,000 (a) Entegris Inc 4.750 04/15/29 676,788
205,000 (a) Entegris Inc 3.625 05/01/29 194,909
332,000 (a) Entegris Inc 5.950 06/15/30 337,060
365,000 (a) Enviri Corp 5.750 07/31/27 362,212
900,000 (a) EquipmentShare.com Inc 9.000 05/15/28 906,786
247,000 (a) EquipmentShare.com Inc 8.625 05/15/32 249,268
136,000 (a) EquipmentShare.com Inc 8.000 03/15/33 133,322
257,000 (a) Esab Corp 6.250 04/15/29 263,005
425,000 (a) Excelerate Energy LP 8.000 05/15/30 448,709
198,000 (a) EZCORP Inc 7.375 04/01/32 209,137
306,000 (a) Fair Isaac Corp 4.000 06/15/28 299,894
706,000 (a) Fair Isaac Corp 6.000 05/15/33 718,635
504,000 (a) Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625 01/15/29 482,219
230,000 (a) Fibercop SpA 6.375 11/15/33 226,955
248,000 (a) Fibercop SpA 7.200 07/18/36 250,602
191,000 (a) Fiesta Purchaser Inc 7.875 03/01/31 201,596
227,000 (a) First Student Bidco Inc / First Transit Parent Inc 4.000 07/31/29 219,483
129,000 Fluor Corp 4.250 09/15/28 128,094
298,000 FMC Corp 8.450 11/01/55 289,202
225,000 (a) Forestar Group Inc 5.000 03/01/28 224,494
181,000 (a) Forestar Group Inc 6.500 03/15/33 185,420
201,000 (a) Fortescue Treasury Pty Ltd 4.500 09/15/27 200,197
127,000 (a) Fortescue Treasury Pty Ltd 5.875 04/15/30 131,032
410,000 (a) Fortescue Treasury Pty Ltd 4.375 04/01/31 396,828
54,000 Fortrea Holdings Inc 7.500 07/01/30 51,842
374,000 (a) Fortress Intermediate 3 Inc 7.500 06/01/31 389,985
226,000 (a) Forvia SE 6.750 09/15/33 229,248
308,000 (a) Froneri Lux FinCo SARL 6.000 08/01/32 310,703
497,000 (a) Frontier Communications Holdings LLC 5.875 10/15/27 496,618
400,000 (a) Frontier Communications Holdings LLC 5.000 05/01/28 399,470
250,000 (a) Frontier Communications Holdings LLC 6.750 05/01/29 252,518
750,000 (a) Frontier Communications Holdings LLC 6.000 01/15/30 760,531
333,000 (a) Frontier Communications Holdings LLC 8.750 05/15/30 348,354
258,000 (a) Frontier Communications Holdings LLC 8.625 03/15/31 272,366
396,000 (a) Gap Inc/The 3.625 10/01/29 372,571
377,000 (a) Gap Inc/The 3.875 10/01/31 343,347
218,000 (a) Garda World Security Corp 4.625 02/15/27 216,292
190,000 (a) Garda World Security Corp 7.750 02/15/28 194,419
334,000 (a) Garrett Motion Holdings Inc / Garrett LX I Sarl 7.750 05/31/32 351,507
322,000 (a) GCI LLC 4.750 10/15/28 314,231
283,000 (a) Gen Digital Inc 6.750 09/30/27 287,385
215,000 (a) Gen Digital Inc 7.125 09/30/30 221,887
462,000 (a) Gen Digital Inc 6.250 04/01/33 475,603
300,000 Genesis Energy LP / Genesis Energy Finance Corp 7.750 02/01/28 301,868
232,000 Genesis Energy LP / Genesis Energy Finance Corp 8.250 01/15/29 242,393
74,000 Genesis Energy LP / Genesis Energy Finance Corp 8.875 04/15/30 77,991
392,000 Genesis Energy LP / Genesis Energy Finance Corp 7.875 05/15/32 403,755
248,000 Genesis Energy LP / Genesis Energy Finance Corp 8.000 05/15/33 256,137
242,000 (a) Genting New York LLC / GENNY Capital Inc 7.250 10/01/29 250,543
255,000 GEO Group Inc/The 8.625 04/15/29 269,106
354,000 GEO Group Inc/The 10.250 04/15/31 387,666
429,000 (a) Getty Images Inc 11.250 02/21/30 425,760
250,000 (a) GFL Environmental Inc 4.000 08/01/28 244,563
252,000 (a) GFL Environmental Inc 4.750 06/15/29 249,340
216,000 (a) GFL Environmental Inc 4.375 08/15/29 211,245
347,000 (a) GFL Environmental Inc 6.750 01/15/31 363,006
339,000 Global Auto Holdings Ltd/AAG FH UK Ltd 8.375 01/15/29 326,287

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 200,000 (a) Global Infrastructure Solutions Inc 5.625% 06/01/29 $ 199,924
450,000 (a) Global Medical Response Inc 7.375 10/01/32 470,855
218,000 (a) Global Partners LP / GLP Finance Corp 8.250 01/15/32 227,905
211,000 (a) Global Partners LP / GLP Finance Corp 7.125 07/01/33 213,988
219,000 (a) Go Daddy Operating Co LLC / GD Finance Co Inc 5.250 12/01/27 218,751
284,000 (a) Go Daddy Operating Co LLC / GD Finance Co Inc 3.500 03/01/29 270,424
376,000 (a) Goat Holdco LLC 6.750 02/01/32 383,957
299,000 Goodyear Tire & Rubber Co/The 4.875 03/15/27 296,779
383,000 Goodyear Tire & Rubber Co/The 5.000 07/15/29 364,546
239,000 Goodyear Tire & Rubber Co/The 6.625 07/15/30 237,452
255,000 Goodyear Tire & Rubber Co/The 5.250 04/30/31 235,289
272,000 Goodyear Tire & Rubber Co/The 5.250 07/15/31 247,945
231,000 Goodyear Tire & Rubber Co/The 5.625 04/30/33 208,249
266,000 (a) GoTo Group Inc 5.500 05/01/28 222,234
176,000 Grand Canyon University 5.125 10/01/28 174,318
44,000 (a) Graphic Packaging International LLC 4.750 07/15/27 43,917
246,000 (a) Graphic Packaging International LLC 3.500 03/15/28 237,689
234,000 (a) Graphic Packaging International LLC 6.375 07/15/32 237,071
570,000 (a) Gray Media Inc 10.500 07/15/29 614,249
326,000 (a) Gray Media Inc 7.250 08/15/33 319,176
260,000 (a) Great Canadian Gaming Corp/Raptor LLC 8.750 11/15/29 254,203
372,000 Griffon Corp 5.750 03/01/28 371,965
465,000 (a) Grifols SA 4.750 10/15/28 449,627
331,000 (a) Group 1 Automotive Inc 4.000 08/15/28 321,131
177,000 (a) Group 1 Automotive Inc 6.375 01/15/30 180,542
206,000 (a) Gulfport Energy Operating Corp 6.750 09/01/29 210,329
352,000 (a) HAH Group Holding Co LLC 9.750 10/01/31 333,646
259,000 (a) Hanesbrands Inc 9.000 02/15/31 273,076
380,000 (a) Harvest Midstream I LP 7.500 09/01/28 384,163
240,000 (a) Harvest Midstream I LP 7.500 05/15/32 248,719
153,000 HB Fuller Co 4.250 10/15/28 148,820
218,000 (a) HealthEquity Inc 4.500 10/01/29 212,146
264,000 Hecla Mining Co 7.250 02/15/28 266,086
326,000 (a) Helix Energy Solutions Group Inc 9.750 03/01/29 344,614
468,000 (a) Herc Holdings Inc 5.500 07/15/27 467,883
316,000 (a) Herc Holdings Inc 6.625 06/15/29 326,322
710,000 (a) Herc Holdings Inc 7.000 06/15/30 743,142
489,000 (a) Herc Holdings Inc 7.250 06/15/33 515,554
610,000 (a) Hertz Corp/The 12.625 07/15/29 603,834
320,000 (a) Hess Midstream Operations LP 5.875 03/01/28 326,589
224,000 (a) Hess Midstream Operations LP 5.125 06/15/28 223,496
265,000 (a) Hess Midstream Operations LP 6.500 06/01/29 274,594
253,000 (a) Hess Midstream Operations LP 4.250 02/15/30 246,418
211,000 (a) Hilcorp Energy I LP / Hilcorp Finance Co 6.250 11/01/28 211,355
318,000 (a) Hilcorp Energy I LP / Hilcorp Finance Co 5.750 02/01/29 312,056
245,000 (a) Hilcorp Energy I LP / Hilcorp Finance Co 6.000 04/15/30 238,914
271,000 (a) Hilcorp Energy I LP / Hilcorp Finance Co 6.000 02/01/31 256,588
213,000 (a) Hilcorp Energy I LP / Hilcorp Finance Co 6.250 04/15/32 202,222
298,000 (a) Hilcorp Energy I LP / Hilcorp Finance Co 8.375 11/01/33 308,265
126,000 (a) Hilcorp Energy I LP / Hilcorp Finance Co 6.875 05/15/34 119,700
455,000 (a) Hilcorp Energy I LP / Hilcorp Finance Co 7.250 02/15/35 438,292
209,000 Hillenbrand Inc 6.250 02/15/29 214,722
100,000 Hillenbrand Inc 3.750 03/01/31 100,271
275,000 (a) Hilton Domestic Operating Co Inc 3.750 05/01/29 265,996
430,000 Hilton Domestic Operating Co Inc 4.875 01/15/30 429,379
528,000 (a) Hilton Domestic Operating Co Inc 4.000 05/01/31 501,777
778,000 (a) Hilton Domestic Operating Co Inc 3.625 02/15/32 716,747
153,000 (a) Hilton Domestic Operating Co Inc 6.125 04/01/32 157,881
412,000 (a) Hilton Domestic Operating Co Inc 5.875 03/15/33 422,312
505,000 (a) Hilton Domestic Operating Co Inc 5.750 09/15/33 514,469
452,000 (a) Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations
Borrower Inc
5.000 06/01/29 434,017

Portfolio of Investments October 31, 2025
(continued)
NHYB

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 247,000 (a) Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations
Borrower Inc
4.875% 07/01/31 $ 228,362
374,000 (a) Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations
Borrower Inc
6.625 01/15/32 379,527
177,000 Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp 4.875 04/01/27 177,128
401,000 HLF Financing Sarl LLC / Herbalife International Inc 12.250 04/15/29 433,562
359,000 (a) HLF Financing Sarl LLC / Herbalife International Inc 4.875 06/01/29 315,059
471,000 (a) Holdco II SAS 7.000 10/15/28 478,018
426,000 (a) Holdco II SAS 8.500 04/15/31 457,211
376,000 (a) Holdco II SAS 7.000 04/15/32 384,788
400,000 (a) Hologic Inc 4.625 02/01/28 399,066
267,000 (a) Hologic Inc 3.250 02/15/29 263,556
269,000 (a) Howard Hughes Corp/The 4.125 02/01/29 258,543
207,000 (a) Howard Midstream Energy Partners LLC 7.375 07/15/32 216,908
388,000 (a) Howard Midstream Energy Partners LLC 6.625 01/15/34 399,840
221,000 (a) Hudbay Minerals Inc 6.125 04/01/29 223,780
394,000 Huntsman International LLC 4.500 05/01/29 364,249
113,000 Huntsman International LLC 2.950 06/15/31 91,662
171,000 Huntsman International LLC 5.700 10/15/34 149,218
647,000 (a) Husky Injection Molding Systems Ltd / Titan Co-Borrower LLC 9.000 02/15/29 668,442
239,000 (a) IAMGOLD Corp 5.750 10/15/28 238,105
685,000 (a) Imola Merger Corp 4.750 05/15/29 675,208
286,000 (a) INEOS Finance PLC 7.500 04/15/29 266,307
162,000 (a) Ingevity Corp 3.875 11/01/28 156,102
252,000 (a) Insight Enterprises Inc 6.625 05/15/32 257,912
117,000 (a) Installed Building Products Inc 5.750 02/01/28 116,945
272,000 (a) Insulet Corp 6.500 04/01/33 283,383
507,000 (a) Inversion Escrow Issuer LLC 6.750 08/01/32 495,039
745,000 (a) ION PLATFORM FINANCE US 7.875 09/30/32 726,650
400,000 (a) ION Platform Finance US Inc / ION Platform Finance SARL 9.500 05/30/29 408,738
398,000 (a) ION Platform Finance US Inc / ION Platform Finance SARL 9.000 08/01/29 402,907
557,000 (a) IQVIA Inc 5.000 10/15/26 556,147
351,000 (a) IQVIA Inc 5.000 05/15/27 350,888
901,000 (a) IQVIA Inc 6.250 06/01/32 939,082
431,000 (a) Iron Mountain Inc 4.875 09/15/27 429,661
250,000 (a) Iron Mountain Inc 5.250 03/15/28 249,870
393,000 (a) Iron Mountain Inc 7.000 02/15/29 404,810
351,000 (a) Iron Mountain Inc 4.875 09/15/29 346,402
468,000 (a) Iron Mountain Inc 5.250 07/15/30 465,819
535,000 (a) Iron Mountain Inc 4.500 02/15/31 513,144
261,000 (a) Iron Mountain Inc 5.625 07/15/32 260,907
558,000 (a) Iron Mountain Inc 6.250 01/15/33 570,682
399,000 (a) Iron Mountain Information Management Services Inc 5.000 07/15/32 385,682
325,000 (a) Ithaca Energy North Sea PLC 8.125 10/15/29 340,748
640,000 (a) ITT Holdings LLC 6.500 08/01/29 619,886
312,000 (a) Jacobs Entertainment Inc 6.750 02/15/29 302,250
226,000 (a) Jaguar Land Rover Automotive PLC 4.500 10/01/27 222,826
319,000 (a) Jaguar Land Rover Automotive PLC 5.875 01/15/28 319,150
522,000 (a) Jazz Securities DAC 4.375 01/15/29 511,454
431,000 (a) JB Poindexter & Co Inc 8.750 12/15/31 451,025
881,000 (a) JetBlue Airways Corp / JetBlue Loyalty LP 9.875 09/20/31 865,930
240,000 (a) JW Aluminum Continuous Cast Co 10.250 04/01/30 247,078
150,000 (a) K Hovnanian Enterprises Inc 8.000 04/01/31 153,256
206,000 (a) K Hovnanian Enterprises Inc 8.375 10/01/33 210,890
139,000 (a) Kaiser Aluminum Corp 4.625 03/01/28 138,896
282,000 (a) Kaiser Aluminum Corp 4.500 06/01/31 269,076
134,000 KB Home 6.875 06/15/27 136,624
161,000 KB Home 7.250 07/15/30 165,887
309,000 KB Home 4.000 06/15/31 291,734
447,000 (a) Kedrion SpA 6.500 09/01/29 436,801
666,000 (a) KeHE Distributors LLC / KeHE Finance Corp / NextWave
Distribution Inc
9.000 02/15/29 697,308

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 165,000 (a) Ken Garff Automotive LLC 4.875% 09/15/28 $ 161,694
177,000 (a) KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America
LLC
4.750 06/01/27 176,636
397,000 (a) Kinetik Holdings LP 6.625 12/15/28 407,748
361,000 (a) Kinetik Holdings LP 5.875 06/15/30 363,698
150,000 (a) Kingpin Intermediate Holdings LLC 7.250 10/15/32 140,605
372,000 (a) Kioxia Holdings Corp 6.250 07/24/30 384,083
182,000 (a) Knife River Corp 7.750 05/01/31 190,657
189,000 (a) Kodiak Gas Services LLC 7.250 02/15/29 196,264
263,000 (a) Kodiak Gas Services LLC 6.500 10/01/33 269,506
264,000 (a) Kodiak Gas Services LLC 6.750 10/01/35 271,871
267,000 (a) Kohl's Corp 10.000 06/01/30 290,024
288,000 Kohl's Corp 4.625 05/01/31 223,173
143,000 Kohl's Corp 5.550 07/17/45 92,807
251,000 (a) Kontoor Brands Inc 4.125 11/15/29 238,478
227,000 (a) Kraken Oil & Gas Partners LLC 7.625 08/15/29 222,247
265,000 Lamar Media Corp 3.750 02/15/28 257,699
147,000 Lamar Media Corp 4.875 01/15/29 145,706
210,000 Lamar Media Corp 4.000 02/15/30 201,512
274,000 Lamar Media Corp 3.625 01/15/31 256,368
225,000 (a) Lamar Media Corp 5.375 11/01/33 222,752
149,000 (a) Lamb Weston Holdings Inc 4.875 05/15/28 149,280
337,000 (a) Lamb Weston Holdings Inc 4.125 01/31/30 325,488
438,000 (a) Lamb Weston Holdings Inc 4.375 01/31/32 417,554
448,000 (a) LBM Acquisition LLC 9.500 06/15/31 468,720
539,000 (a) LCM Investments Holdings II LLC 4.875 05/01/29 524,709
267,000 (a) LCM Investments Holdings II LLC 8.250 08/01/31 280,921
876,000 (a) Level 3 Financing Inc 6.875 06/30/33 897,733
1,056,000 (a) Level 3 Financing Inc 7.000 03/31/34 1,084,545
332,000 (a) Levi Strauss & Co 3.500 03/01/31 307,653
239,000 (a) LGI Homes Inc 8.750 12/15/28 248,559
128,000 (a) LGI Homes Inc 7.000 11/15/32 122,834
273,000 (a) Life Time Inc 6.000 11/15/31 276,836
356,000 (a) LifePoint Health Inc 9.875 08/15/30 384,342
327,000 (a) LifePoint Health Inc 11.000 10/15/30 360,551
406,000 (a) LifePoint Health Inc 8.375 02/15/32 438,395
288,000 (a) Light & Wonder International Inc 7.250 11/15/29 295,465
201,000 (a) Light & Wonder International Inc 7.500 09/01/31 208,653
409,000 (a) Light & Wonder International Inc 6.250 10/01/33 407,192
358,000 (a) Lindblad Expeditions LLC 7.000 09/15/30 364,613
364,000 (a) Lithia Motors Inc 3.875 06/01/29 347,588
323,000 (a) Lithia Motors Inc 5.500 10/01/30 323,562
307,000 (a) Lithia Motors Inc 4.375 01/15/31 292,670
349,000 (a) Live Nation Entertainment Inc 6.500 05/15/27 351,986
340,000 (a) Live Nation Entertainment Inc 4.750 10/15/27 338,908
212,000 (a) Live Nation Entertainment Inc 3.750 01/15/28 206,857
351,000 (a) LSB Industries Inc 6.250 10/15/28 346,031
123,000 (a) Lumen Technologies Inc 4.125 04/15/29 121,383
611,000 (a) Lumen Technologies Inc 10.000 10/15/32 617,106
170,000 M/I Homes Inc 4.950 02/01/28 169,459
207,000 M/I Homes Inc 3.950 02/15/30 197,129
316,000 (a) Macy's Retail Holdings LLC 6.125 03/15/32 317,527
321,000 (a) Macy's Retail Holdings LLC 7.375 08/01/33 338,258
301,000 Macy's Retail Holdings LLC 4.500 12/15/34 267,892
259,000 (a) Madison IAQ LLC 4.125 06/30/28 253,605
278,000 (a) Magnera Corp 4.750 11/15/29 231,491
348,000 (a) Magnera Corp 7.250 11/15/31 300,482
180,000 (a) Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance
Corp
6.875 12/01/32 182,503
143,000 Marriott Ownership Resorts Inc 4.750 01/15/28 141,464
270,000 (a) Marriott Ownership Resorts Inc 4.500 06/15/29 260,187
224,000 (a) Marriott Ownership Resorts Inc 6.500 10/01/33 220,867

Portfolio of Investments October 31, 2025
(continued)
NHYB

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 471,000 (a) Martin Midstream Partners LP / Martin Midstream Finance Corp 11.500% 02/15/28 $ 484,391
327,000 (a) Masterbrand Inc 7.000 07/15/32 339,195
184,000 (a) Matador Resources Co 6.875 04/15/28 187,506
356,000 (a) Matador Resources Co 6.500 04/15/32 359,281
340,000 (a) Matador Resources Co 6.250 04/15/33 339,497
281,000 (a) Match Group Holdings II LLC 4.625 06/01/28 276,951
250,000 (a) Match Group Holdings II LLC 4.125 08/01/30 235,302
294,000 (a) Match Group Holdings II LLC 3.625 10/01/31 266,499
329,000 (a) Match Group Holdings II LLC 6.125 09/15/33 331,210
243,000 (a) Mattamy Group Corp 5.250 12/15/27 242,055
341,000 (a) Mattamy Group Corp 4.625 03/01/30 330,786
79,000 (a) Matthews International Corp 8.625 10/01/27 81,341
1,228,000 (a) Mauser Packaging Solutions Holding Co 7.875 04/15/27 1,231,226
219,000 (a) Maxam Prill Sarl 7.750 07/15/30 223,662
282,000 (a) McGraw-Hill Education Inc 5.750 08/01/28 281,432
303,000 (a) McGraw-Hill Education Inc 7.375 09/01/31 310,953
1,761,000 (a) Medline Borrower LP 3.875 04/01/29 1,710,471
843,000 (a) Medline Borrower LP 5.250 10/01/29 839,792
520,000 (a) Medline Borrower LP/Medline Co-Issuer Inc 6.250 04/01/29 534,952
264,000 (a) MEG Energy Corp 5.875 02/01/29 264,199
501,000 Mercer International Inc 5.125 02/01/29 323,944
375,000 (a) Merlin Entertainments Group US Holdings Inc 7.375 02/15/31 314,230
399,000 Methanex Corp 5.125 10/15/27 399,953
354,000 Methanex Corp 5.250 12/15/29 352,970
392,000 (a) Methanex US Operations Inc 6.250 03/15/32 398,772
242,000 MGM Resorts International 5.500 04/15/27 243,293
352,000 MGM Resorts International 4.750 10/15/28 349,635
386,000 MGM Resorts International 6.125 09/15/29 392,989
373,000 MGM Resorts International 6.500 04/15/32 378,730
586,000 (a) Michaels Cos Inc/The 5.250 05/01/28 547,196
340,000 (a) Midcontinent Communications 8.000 08/15/32 346,321
441,000 (a) Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp 4.875 05/01/29 428,069
366,000 (a) Millicom International Cellular SA2029 2029 6.250 03/25/29 369,009
644,000 (a) Millicom International Cellular SA 4.500 04/27/31 601,547
666,000 (a) Millrose Properties Inc 6.375 08/01/30 674,685
264,000 (a) Millrose Properties Inc 6.250 09/15/32 265,262
272,000 (a) Mineral Resources Ltd 8.000 11/01/27 277,800
903,000 (a) Mineral Resources Ltd 9.250 10/01/28 946,801
278,000 (a) Mineral Resources Ltd 8.500 05/01/30 289,823
323,000 (a) Mineral Resources Ltd 7.000 04/01/31 334,387
249,000 (a) Minerals Technologies Inc 5.000 07/01/28 246,092
281,000 (a) Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6.750 04/01/32 288,433
306,000 (a) MIWD Holdco II LLC / MIWD Finance Corp 5.500 02/01/30 296,911
201,000 (a) Mobius Merger Sub Inc 9.000 06/01/30 167,414
335,000 (a) Mohegan Tribal Gaming Authority / MS Digital Entertainment
Holdings LLC
8.250 04/15/30 347,775
367,000 (a) Mohegan Tribal Gaming Authority / MS Digital Entertainment
Holdings LLC
11.875 04/15/31 382,939
126,000 (a) Moog Inc 4.250 12/15/27 124,597
316,000 (a) Moss Creek Resources Holdings Inc 8.250 09/01/31 305,017
166,000 (a) Mueller Water Products Inc 4.000 06/15/29 160,352
435,000 Murphy Oil Corp 6.000 10/01/32 428,714
268,000 Murphy Oil USA Inc 5.625 05/01/27 267,982
177,000 Murphy Oil USA Inc 4.750 09/15/29 174,795
317,000 (a) Murphy Oil USA Inc 3.750 02/15/31 295,002
186,000 (a) Nabors Industries Inc 7.375 05/15/27 188,598
316,000 (a) Nabors Industries Inc 9.125 01/31/30 332,062
286,000 (a) NCL Corp Ltd 7.750 02/15/29 305,902
129,000 (a) NCL Corp Ltd 6.250 03/01/30 131,044
530,000 (a) NCL Corp Ltd 5.875 01/15/31 529,749
776,000 (a) NCL Corp Ltd 6.750 02/01/32 797,387
377,000 (a) NCL Corp Ltd 6.250 09/15/33 381,305

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 242,000 (a) NCL Finance Ltd 6.125% 03/15/28 $ 247,117
477,000 (a) NCR Atleos Corp 9.500 04/01/29 515,124
269,000 (a) NCR Voyix Corp 5.000 10/01/28 266,390
96,000 (a) NCR Voyix Corp 5.125 04/15/29 95,004
225,000 (a) Neogen Food Safety Corp 8.625 07/20/30 237,982
1,198,000 (a) Neptune Bidco US Inc 9.290 04/15/29 1,183,025
483,000 (a) NESCO Holdings II Inc 5.500 04/15/29 472,199
224,000 (a) New Enterprise Stone & Lime Co Inc 5.250 07/15/28 223,018
363,000 (a) New Flyer Holdings Inc 9.250 07/01/30 386,496
245,000 (a) New Gold Inc 6.875 04/01/32 256,209
500,000 (a) New Home Co Inc/The 9.250 10/01/29 524,383
140,000 (a) New Home Co Inc/The 8.500 11/01/30 144,875
230,000 Newell Brands Inc 6.375 09/15/27 229,390
575,000 (a) Newell Brands Inc 8.500 06/01/28 589,902
247,000 Newell Brands Inc 6.625 09/15/29 241,555
371,000 Newell Brands Inc 6.375 05/15/30 352,450
296,000 Newell Brands Inc 6.625 05/15/32 278,240
227,000 Newell Brands Inc 7.375 04/01/36 213,952
249,000 Newell Brands Inc 7.000 04/01/46 205,471
179,000 Newmark Group Inc 7.500 01/12/29 191,347
466,000 (a) Nexstar Media Inc 5.625 07/15/27 465,809
369,000 (a) Nexstar Media Inc 4.750 11/01/28 363,203
518,000 (a) NGL Energy Operating LLC / NGL Energy Finance Corp 8.125 02/15/29 530,273
587,000 (a) NGL Energy Operating LLC / NGL Energy Finance Corp 8.375 02/15/32 600,215
325,000 (a) Nissan Motor Acceptance Co LLC 5.300 09/13/27 323,568
367,000 (a) Nissan Motor Acceptance Co LLC 7.050 09/15/28 381,809
187,000 (a) Nissan Motor Acceptance Co LLC 5.550 09/13/29 185,888
1,112,000 (a) Nissan Motor Co Ltd 4.345 09/17/27 1,089,561
534,000 (a) Nissan Motor Co Ltd 7.500 07/17/30 558,794
1,268,000 (a) Nissan Motor Co Ltd 4.810 09/17/30 1,189,277
410,000 (a) Nissan Motor Co Ltd 7.750 07/17/32 432,930
518,000 (a) Nissan Motor Co Ltd 8.125 07/17/35 550,920
502,000 (a) Noble Finance II LLC 8.000 04/15/30 520,997
156,000 Nordstrom Inc 6.950 03/15/28 161,463
269,000 Nordstrom Inc 4.375 04/01/30 254,397
257,000 Nordstrom Inc 4.250 08/01/31 234,008
371,000 Nordstrom Inc 5.000 01/15/44 278,407
291,000 (a) Northern Oil & Gas Inc 8.750 06/15/31 296,584
298,000 (a) Northern Oil & Gas Inc 7.875 10/15/33 290,253
329,000 (a) Northriver Midstream Finance LP 6.750 07/15/32 335,272
502,000 (a) NOVA Chemicals Corp 4.250 05/15/29 488,546
756,000 (a) NOVA Chemicals Corp 7.000 12/01/31 801,942
692,000 (a) Novelis Corp 4.750 01/30/30 668,873
363,000 (a) Novelis Corp 6.875 01/30/30 376,809
338,000 (a) Novelis Corp 3.875 08/15/31 309,716
342,000 (a) Novelis Corp 6.375 08/15/33 346,506
169,000 NuStar Logistics LP 5.625 04/28/27 170,439
315,000 NuStar Logistics LP 6.375 10/01/30 328,060
378,000 (a) Odeon Finco PLC 12.750 11/01/27 390,615
159,000 (a) OI European Group BV 4.750 02/15/30 149,879
291,000 Olin Corp 5.625 08/01/29 291,784
196,000 Olin Corp 5.000 02/01/30 190,611
230,000 (a) Olin Corp 6.625 04/01/33 227,764
394,000 (a) Olympus Water US Holding Corp 4.250 10/01/28 377,434
426,000 (a) Olympus Water US Holding Corp 7.250 06/15/31 426,256
680,000 (a) Olympus Water US Holding Corp 7.250 02/15/33 676,851
251,000 (a) ON Semiconductor Corp 3.875 09/01/28 244,222
326,000 (a) OneSky Flight LLC 8.875 12/15/29 345,941
229,000 (a) Ontario Gaming GTA LP/OTG Co-Issuer Inc 8.000 08/01/30 225,913
527,000 (a) Opal Bidco SAS 6.500 03/31/32 542,783
315,000 (a) Open Text Corp 3.875 02/15/28 306,170
296,000 (a) Open Text Corp 3.875 12/01/29 280,125

Portfolio of Investments October 31, 2025
(continued)
NHYB

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 495,000 (a) Open Text Holdings Inc 4.125% 02/15/30 $ 472,501
361,000 (a) Open Text Holdings Inc 4.125 12/01/31 336,090
188,000 (a) Option Care Health Inc 4.375 10/31/29 181,439
1,117,000 (a) Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125 04/30/28 1,062,733
1,075,000 (a) Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125 04/30/31 824,027
391,000 (a) OT Midco Inc 10.000 02/15/30 228,745
206,000 (a) Outfront Media Capital LLC / Outfront Media Capital Corp 5.000 08/15/27 205,171
243,000 (a) Outfront Media Capital LLC / Outfront Media Capital Corp 4.250 01/15/29 234,666
296,000 (a) Outfront Media Capital LLC / Outfront Media Capital Corp 4.625 03/15/30 285,935
150,000 (a) Outfront Media Capital LLC / Outfront Media Capital Corp 7.375 02/15/31 158,455
202,000 (a) Owens & Minor Inc 6.625 04/01/30 153,754
267,000 (a) Owens-Brockway Glass Container Inc 6.625 05/13/27 267,058
334,000 (a) Owens-Brockway Glass Container Inc 7.250 05/15/31 327,322
172,000 (a) Owens-Brockway Glass Container Inc 7.375 06/01/32 168,280
104,000 (a) Papa John's International Inc 3.875 09/15/29 101,053
194,000 (a) Paradigm Parent LLC and Paradigm Parent CO-Issuer Inc 8.750 04/17/32 182,849
330,000 Paramount Global 6.250 02/28/57 323,400
292,000 (a) Parkland Corp 5.875 07/15/27 291,600
14,000 (a) Parkland Corp 4.625 05/01/30 13,582
45,000 (a) Parkland Corp 6.625 08/15/32 45,941
100,000 (a) Patrick Industries Inc 4.750 05/01/29 98,403
287,000 (a) Patrick Industries Inc 6.375 11/01/32 292,624
360,000 PBF Holding Co LLC / PBF Finance Corp 6.000 02/15/28 357,387
357,000 (a) PBF Holding Co LLC / PBF Finance Corp 9.875 03/15/30 378,469
201,000 (a) PBF Holding Co LLC / PBF Finance Corp 7.875 09/15/30 201,910
109,000 (a) Pediatrix Medical Group Inc 5.375 02/15/30 108,333
202,000 (a) Penn Entertainment Inc 5.625 01/15/27 201,762
267,000 Penske Automotive Group Inc 3.750 06/15/29 256,535
325,000 (a) Performance Food Group Inc 5.500 10/15/27 325,070
345,000 (a) Performance Food Group Inc 4.250 08/01/29 336,460
470,000 (a) Performance Food Group Inc 6.125 09/15/32 482,548
345,000 (a) Permian Resources Operating LLC 8.000 04/15/27 349,752
170,000 (a) Permian Resources Operating LLC 5.875 07/01/29 170,149
366,000 (a) Permian Resources Operating LLC 7.000 01/15/32 379,708
365,000 (a) Permian Resources Operating LLC 6.250 02/01/33 371,362
506,000 Perrigo Finance Unlimited Co 4.900 06/15/30 494,958
411,000 Perrigo Finance Unlimited Co 6.125 09/30/32 414,469
853,000 (a) PetSmart Inc / PetSmart Finance Corp 7.500 09/15/32 850,825
230,000 (a) Phinia Inc 6.625 10/15/32 236,589
230,000 (a) Pike Corp 5.500 09/01/28 229,510
181,000 (a) Pike Corp 8.625 01/31/31 193,130
319,000 Pilgrim's Pride Corp 4.250 04/15/31 308,757
503,000 Pilgrim's Pride Corp 3.500 03/01/32 461,024
438,000 Pilgrim's Pride Corp 6.250 07/01/33 467,032
218,000 Pilgrim's Pride Corp 6.875 05/15/34 241,370
179,000 (a) Pitney Bowes Inc 6.875 03/15/27 179,790
215,000 (a) Pitney Bowes Inc 7.250 03/15/29 216,823
437,000 (a) Post Holdings Inc 5.500 12/15/29 437,219
607,000 (a) Post Holdings Inc 4.625 04/15/30 588,512
474,000 (a) Post Holdings Inc 4.500 09/15/31 445,118
318,000 (a) Post Holdings Inc 6.250 02/15/32 326,869
536,000 (a) Post Holdings Inc 6.375 03/01/33 542,858
342,000 (a) Post Holdings Inc 6.250 10/15/34 346,006
359,000 (a) Prairie Acquiror LP 9.000 08/01/29 368,469
195,000 (a) Precision Drilling Corp 6.875 01/15/29 196,116
193,000 (a) Prestige Brands Inc 5.125 01/15/28 192,394
356,000 (a) Prestige Brands Inc 3.750 04/01/31 330,270
746,000 (a) Prime Healthcare Services Inc 9.375 09/01/29 784,822
522,000 (a) Prime Security Services Borrower LLC / Prime Finance Inc 3.375 08/31/27 508,357
279,000 (a) Primo Water Holdings Inc / Triton Water Holdings Inc 6.250 04/01/29 279,172
259,000 (a) Primo Water Holdings Inc / Triton Water Holdings Inc 4.375 04/30/29 251,875
150,000 (a) PTC Inc 4.000 02/15/28 147,624

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 538,000 (a) Qnity Electronics Inc 5.750% 08/15/32 $ 547,487
288,000 (a) Qnity Electronics Inc 6.250 08/15/33 295,764
1,707,000 (a) Quikrete Holdings Inc 6.375 03/01/32 1,770,521
692,000 (a) Quikrete Holdings Inc 6.750 03/01/33 720,066
976,000 (a) QXO Building Products Inc 6.750 04/30/32 1,010,407
424,000 (a) Radiology Partners Inc 8.500 07/15/32 440,944
826,000 (a) Rain Carbon Inc 12.250 09/01/29 879,616
198,000 (a) Raising Cane's Restaurants LLC 9.375 05/01/29 207,282
547,000 (a) Rakuten Group Inc 11.250 02/15/27 590,689
1,015,000 (a) Rakuten Group Inc 9.750 04/15/29 1,138,454
302,000 (a),(b) Rakuten Group Inc 8.125 N/A 315,532
451,000 (a),(b) Rakuten Group Inc 6.250 N/A 435,271
537,000 (a) Rand Parent LLC 8.500 02/15/30 548,962
289,000 Range Resources Corp 8.250 01/15/29 294,822
113,000 (a) Range Resources Corp 4.750 02/15/30 110,573
614,000 (a) Raven Acquisition Holdings LLC 6.875 11/15/31 627,434
311,000 (a) RB Global Holdings Inc 6.750 03/15/28 317,549
231,000 (a) RB Global Holdings Inc 7.750 03/15/31 241,078
333,000 (a) Resideo Funding Inc 6.500 07/15/32 340,855
700,000 (a) Resorts World Las Vegas LLC / RWLV Capital Inc 4.625 04/16/29 631,917
457,000 (a) Reworld Holding Corp 4.875 12/01/29 429,417
78,000 (a) RingCentral Inc 8.500 08/15/30 83,067
223,000 (a) Rivers Enterprise Borrower LLC / Rivers Enterprise Finance Corp 6.625 02/01/33 225,363
429,000 (a) ROBLOX Corp 3.875 05/01/30 410,499
317,000 (a) Rocket Software Inc 9.000 11/28/28 326,662
273,000 (a) Rockies Express Pipeline LLC 4.950 07/15/29 270,654
262,000 (a) Rockies Express Pipeline LLC 4.800 05/15/30 256,397
234,000 (a) Rockies Express Pipeline LLC 6.750 03/15/33 244,914
238,000 (a) Rockies Express Pipeline LLC 6.875 04/15/40 245,389
595,000 Rogers Communications Inc 7.000 04/15/55 622,107
406,000 Rogers Communications Inc 7.125 04/15/55 434,548
272,000 (a) Rogers Communications Inc 5.250 03/15/82 270,194
119,000 (a) Roller Bearing Co of America Inc 4.375 10/15/29 116,614
507,000 (a) RR Donnelley & Sons Co 9.500 08/01/29 519,837
300,000 (a) RR Donnelley & Sons Co 10.875 08/01/29 301,567
260,000 (a) RXO Inc 7.500 11/15/27 264,875
293,000 (a) S&S Holdings LLC 8.375 10/01/31 279,911
254,000 (a) Sabre GLBL Inc 8.625 06/01/27 255,376
434,000 (a) Sabre GLBL Inc 10.750 11/15/29 412,300
585,000 (a) Sabre GLBL Inc 11.125 07/15/30 552,825
185,000 Safeway Inc 7.250 02/01/31 199,941
225,000 Sally Holdings LLC / Sally Capital Inc 6.750 03/01/32 234,098
492,000 SBA Communications Corp 3.875 02/15/27 486,496
620,000 SBA Communications Corp 3.125 02/01/29 586,081
33,000 (a) Science Applications International Corp 4.875 04/01/28 32,745
226,000 (a) Science Applications International Corp 5.875 11/01/33 225,336
416,000 (a) Scientific Games Holdings LP/Scientific Games US FinCo Inc 6.625 03/01/30 379,991
415,000 (a) SCIH Salt Holdings Inc 4.875 05/01/28 410,465
232,000 (a) SCIL IV LLC / SCIL USA Holdings LLC 5.375 11/01/26 231,594
132,000 Scotts Miracle-Gro Co/The 4.500 10/15/29 128,569
262,000 Scotts Miracle-Gro Co/The 4.000 04/01/31 242,547
225,000 Scotts Miracle-Gro Co/The 4.375 02/01/32 208,000
300,000 (a) Scripps Escrow II Inc 3.875 01/15/29 271,253
226,000 (a) Seadrill Finance Ltd 8.375 08/01/30 231,197
199,000 (a) Seagate Data Storage Technology Pte Ltd 4.091 06/01/29 193,593
170,000 (a) Seagate Data Storage Technology Pte Ltd 8.250 12/15/29 180,618
187,000 (a) Seagate Data Storage Technology Pte Ltd 5.875 07/15/30 191,591
170,000 (a) Seagate Data Storage Technology Pte Ltd 8.500 07/15/31 180,942
323,000 (a) Seagate Data Storage Technology Pte Ltd 9.625 12/01/32 368,184
164,000 (a) Sealed Air Corp 5.000 04/15/29 162,840
204,000 (a) Sealed Air Corp 6.500 07/15/32 211,099
272,000 (a) Sealed Air Corp 6.875 07/15/33 296,154

Portfolio of Investments October 31, 2025
(continued)
NHYB

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 245,000 (a) Sealed Air Corp/Sealed Air Corp US 6.125% 02/01/28 $ 248,185
166,000 (a) Sealed Air Corp/Sealed Air Corp US 7.250 02/15/31 174,254
283,000 (a) SeaWorld Parks & Entertainment Inc 5.250 08/15/29 277,571
298,000 (a) Select Medical Corp 6.250 12/01/32 302,291
300,000 (a) Sensata Technologies BV 4.000 04/15/29 292,361
515,000 (a) Sensata Technologies Inc 3.750 02/15/31 478,681
229,000 (a) Sensata Technologies Inc 6.625 05/31/32 238,393
300,000 Service Corp International/US 5.125 06/01/29 300,145
435,000 Service Corp International/US 3.375 08/15/30 404,228
436,000 Service Corp International/US 4.000 05/15/31 412,963
339,000 Service Corp International/US 5.750 10/15/32 343,933
170,000 Shea Homes LP / Shea Homes Funding Corp 4.750 02/15/28 168,336
726,000 (a) Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.750 08/15/32 749,837
158,000 Silgan Holdings Inc 4.125 02/01/28 154,986
462,000 (a) Simmons Foods Inc/Simmons Prepared Foods Inc/Simmons Pet
Food Inc/Simmons Feed
4.625 03/01/29 442,668
640,000 (a) Sinclair Television Group Inc 8.125 02/15/33 652,218
477,000 (a) Sirius XM Radio LLC 5.000 08/01/27 475,893
830,000 (a) Sirius XM Radio LLC 4.000 07/15/28 806,695
417,000 (a) Sirius XM Radio LLC 5.500 07/01/29 417,584
713,000 (a) Sirius XM Radio LLC 4.125 07/01/30 671,088
720,000 (a) Sirius XM Radio LLC 3.875 09/01/31 653,249
208,000 (a) Six Flags Entertainment Corp 5.500 04/15/27 207,191
352,000 Six Flags Entertainment Corp 7.250 05/15/31 352,864
221,000 Six Flags Entertainment Corp / Canada's Wonderland Co /
Magnum Management Corp
5.375 04/15/27 220,029
240,000 Six Flags Entertainment Corp / Canada's Wonderland Co /
Magnum Management Corp
5.250 07/15/29 230,671
364,000 (a) Six Flags Entertainment Corp / Six Flags Theme Parks Inc 6.625 05/01/32 369,613
260,000 (a) SK Invictus Intermediate II Sarl 5.000 10/30/29 255,665
109,000 SM Energy Co 6.500 07/15/28 109,967
349,000 (a) SM Energy Co 6.750 08/01/29 348,271
356,000 (a) SM Energy Co 7.000 08/01/32 348,262
494,000 (a) Smyrna Ready Mix Concrete LLC 6.000 11/01/28 492,402
590,000 (a) Smyrna Ready Mix Concrete LLC 8.875 11/15/31 621,269
676,000 (a) Snap Inc 6.875 03/01/33 691,308
281,000 (a) Snap Inc 6.875 03/15/34 286,029
492,000 (a) Solstice Advanced Materials Inc 5.625 09/30/33 492,394
246,000 (a) Somnigroup International Inc 4.000 04/15/29 236,911
491,000 (a) Somnigroup International Inc 3.875 10/15/31 453,669
316,000 (a) Sonic Automotive Inc 4.625 11/15/29 307,287
192,000 (a) Sonic Automotive Inc 4.875 11/15/31 182,680
274,000 (a) Sotera Health Holdings LLC 7.375 06/01/31 287,947
326,000 (a) Sotheby's 7.375 10/15/27 324,744
267,000 South Bow Canadian Infrastructure Holdings Ltd 7.500 03/01/55 285,626
298,000 South Bow Canadian Infrastructure Holdings Ltd 7.625 03/01/55 310,233
306,000 (a) Specialty Building Products Holdings LLC / SBP Finance Corp 7.750 10/15/29 307,891
228,000 (a) Spirit AeroSystems Inc 9.375 11/30/29 239,440
430,000 (a) Spirit AeroSystems Inc 9.750 11/15/30 472,428
665,000 (a) SS&C Technologies Inc 5.500 09/30/27 665,374
266,000 (a) SS&C Technologies Inc 6.500 06/01/32 275,771
561,000 (a) Stagwell Global LLC 5.625 08/15/29 534,514
419,000 (a) Standard Building Solutions Inc 6.500 08/15/32 430,733
489,000 (a) Standard Building Solutions Inc 6.250 08/01/33 498,657
334,000 (a) Standard Industries Inc/NY 4.750 01/15/28 332,916
705,000 (a) Standard Industries Inc/NY 4.375 07/15/30 679,942
545,000 (a) Standard Industries Inc/NY 3.375 01/15/31 496,328
1,095,000 (a) Staples Inc 10.750 09/01/29 1,061,141
171,000 (a) Star Holding LLC 8.750 08/01/31 165,279
370,000 (a) Star Leasing Co LLC 7.625 02/15/30 349,585
464,000 (a) Star Parent Inc 9.000 10/01/30 495,448
303,000 (a) Station Casinos LLC 4.500 02/15/28 298,254

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 266,000 (a) Station Casinos LLC 4.625% 12/01/31 $ 249,858
203,000 (a) Station Casinos LLC 6.625 03/15/32 206,322
485,000 (a) Stena International SA 7.250 01/15/31 495,130
816,000 (a) StoneMor Inc 8.500 05/15/29 807,634
257,000 (a) Stonepeak Nile Parent LLC 7.250 03/15/32 271,798
337,000 (a) Suburban Propane Partners LP/Suburban Energy Finance Corp 5.000 06/01/31 319,255
438,000 (a) Summit Midstream Holdings LLC 8.625 10/31/29 445,565
313,000 (a) SunCoke Energy Inc 4.875 06/30/29 292,241
345,000 (a) Sunoco LP 7.000 05/01/29 358,621
484,000 (a) Sunoco LP 5.625 03/31/31 484,312
179,000 (a) Sunoco LP 7.250 05/01/32 188,713
472,000 (a) Sunoco LP 6.250 07/01/33 481,967
469,000 (a) Sunoco LP 5.875 03/15/34 468,923
190,000 Sunoco LP / Sunoco Finance Corp 5.875 03/15/28 190,316
226,000 (a) Sunoco LP / Sunoco Finance Corp 7.000 09/15/28 233,074
250,000 Sunoco LP / Sunoco Finance Corp 4.500 05/15/29 245,136
265,000 Sunoco LP / Sunoco Finance Corp 4.500 04/30/30 256,705
620,000 (a) Sunrise FinCo I BV 4.875 07/15/31 590,649
269,000 (a) Superior Plus LP / Superior General Partner Inc 4.500 03/15/29 260,863
196,000 (a) Synaptics Inc 4.000 06/15/29 188,137
242,000 (a) Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.500 01/15/28 240,541
314,000 (a) Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 7.375 02/15/29 323,261
350,000 (a) Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6.000 12/31/30 347,327
251,000 (a) Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6.000 09/01/31 246,769
286,000 (a) Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6.750 03/15/34 283,801
441,000 (a) Talos Production Inc 9.000 02/01/29 453,427
309,000 (a) Talos Production Inc 9.375 02/01/31 316,011
269,000 (a) Taseko Mines Ltd 8.250 05/01/30 284,403
216,000 (a) Taylor Morrison Communities Inc 5.875 06/15/27 218,157
200,000 (a) Taylor Morrison Communities Inc 5.750 01/15/28 202,921
295,000 (a) Taylor Morrison Communities Inc 5.125 08/01/30 294,611
1,857,000 (a) Team Health Holdings Inc 8.375 06/30/28 1,876,851
410,000 TEGNA Inc 4.625 03/15/28 404,671
307,000 TEGNA Inc 5.000 09/15/29 304,703
2,000,000 (a) Teine Energy Ltd 6.875 04/15/29 1,995,148
280,000 Telecom Italia Capital SA 6.375 11/15/33 295,001
272,000 Telecom Italia Capital SA 6.000 09/30/34 278,570
250,000 Telecom Italia Capital SA 7.200 07/18/36 272,320
217,000 Telecom Italia Capital SA 7.721 06/04/38 242,624
218,000 Teleflex Inc 4.625 11/15/27 216,879
146,000 (a) Teleflex Inc 4.250 06/01/28 143,048
375,000 TELUS Corp 6.625 10/15/55 386,868
382,000 TELUS Corp 7.000 10/15/55 407,477
352,000 Tenet Healthcare Corp 6.250 02/01/27 352,584
282,000 Tenet Healthcare Corp 5.125 11/01/27 281,686
215,000 Tenet Healthcare Corp 4.625 06/15/28 214,138
715,000 Tenet Healthcare Corp 6.125 10/01/28 715,922
615,000 Tenet Healthcare Corp 4.250 06/01/29 601,269
500,000 Tenet Healthcare Corp 4.375 01/15/30 487,987
646,000 Tenet Healthcare Corp 6.125 06/15/30 657,977
679,000 Tenet Healthcare Corp 6.750 05/15/31 704,449
262,000 Tenet Healthcare Corp 6.875 11/15/31 284,594
1,474,000 (a) Tenneco Inc 8.000 11/17/28 1,469,978
217,000 (a) Terex Corp 5.000 05/15/29 212,971
370,000 (a) Terex Corp 6.250 10/15/32 375,252
256,000 (a) TGNR Intermediate Holdings LLC 5.500 10/15/29 248,177
277,000 (a) Thor Industries Inc 4.000 10/15/29 263,583
243,000 (a) Tidewater Inc 9.125 07/15/30 259,362
182,000 Titan International Inc 7.000 04/30/28 182,424
582,000 (a) TK Elevator US Newco Inc 5.250 07/15/27 581,329
193,000 (a) TKC Holdings Inc 6.875 05/15/28 194,614
266,000 (a) TMS International Corp/DE 6.250 04/15/29 260,913

Portfolio of Investments October 31, 2025
(continued)
NHYB

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 242,000 Toledo Hospital/The 5.325% 11/15/28 $ 247,331
172,000 Toledo Hospital/The 6.015 11/15/48 165,877
272,000 (a) TopBuild Corp 4.125 02/15/32 256,179
393,000 (a) TopBuild Corp 5.625 01/31/34 394,594
806,000 (a) TransDigm Inc 6.750 08/15/28 821,900
504,000 TransDigm Inc 4.625 01/15/29 495,733
1,135,000 (a) TransDigm Inc 6.375 03/01/29 1,165,855
302,000 TransDigm Inc 4.875 05/01/29 299,219
594,000 (a) TransDigm Inc 6.875 12/15/30 616,699
406,000 (a) TransDigm Inc 7.125 12/01/31 423,566
939,000 (a) TransDigm Inc 6.625 03/01/32 971,000
656,000 (a) TransDigm Inc 6.000 01/15/33 666,419
1,153,000 (a) TransDigm Inc 6.375 05/31/33 1,175,290
238,000 (a) TransDigm Inc 6.250 01/31/34 245,973
873,000 (a) TransDigm Inc 6.750 01/31/34 904,675
323,000 (a) Transocean International Ltd 8.750 02/15/30 338,409
121,000 (a) Transocean Titan Financing Ltd 8.375 02/01/28 124,783
326,000 (a) Travel + Leisure Co 4.500 12/01/29 317,381
230,000 (a) Travel + Leisure Co 4.625 03/01/30 222,991
205,000 (a) Travel + Leisure Co 6.125 09/01/33 207,236
126,000 Tri Pointe Homes Inc 5.700 06/15/28 127,163
165,000 (a) TriMas Corp 4.125 04/15/29 159,545
275,000 (a) TriNet Group Inc 3.500 03/01/29 258,247
212,000 (a) Trinity Industries Inc 7.750 07/15/28 219,737
282,000 (a) Trivium Packaging Finance BV 8.250 07/15/30 292,145
546,000 (a) Tronox Inc 4.625 03/15/29 335,669
141,000 (a) Tronox Inc 9.125 09/30/30 128,656
117,000 (a) TTM Technologies Inc 4.000 03/01/29 112,991
189,000 (a) Tutor Perini Corp 11.875 04/30/29 210,929
210,000 Twilio Inc 3.625 03/15/29 201,712
290,000 Twilio Inc 3.875 03/15/31 274,471
1,087,000 (a) UKG Inc 6.875 02/01/31 1,118,912
176,000 (a) Under Armour Inc 7.250 07/15/30 173,725
369,000 (a) Unisys Corp 10.625 01/15/31 391,185
485,000 United Rentals North America Inc 5.500 05/15/27 485,428
235,000 United Rentals North America Inc 3.875 11/15/27 231,903
497,000 United Rentals North America Inc 4.875 01/15/28 496,626
263,000 United Rentals North America Inc 5.250 01/15/30 264,820
328,000 United Rentals North America Inc 4.000 07/15/30 314,999
499,000 United Rentals North America Inc 3.875 02/15/31 473,741
379,000 United Rentals North America Inc 3.750 01/15/32 352,596
506,000 (a) United Rentals North America Inc 6.125 03/15/34 528,004
264,000 United States Steel Corp 6.875 03/01/29 266,580
129,000 United States Steel Corp 6.650 06/01/37 134,430
362,000 (a) Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 4.750 04/15/28 353,814
640,000 Univision Communications Inc 8.000 08/15/28 658,844
472,000 (a) Univision Communications Inc 4.500 05/01/29 443,616
448,000 (a) Univision Communications Inc 7.375 06/30/30 449,508
603,000 (a) Univision Communications Inc 8.500 07/31/31 616,751
702,000 (a) Univision Communications Inc 9.375 08/01/32 741,012
309,000 (a) Upbound Group Inc 6.375 02/15/29 299,465
521,000 (a) US Acute Care Solutions LLC 9.750 05/15/29 530,539
178,000 (a) US Foods Inc 6.875 09/15/28 183,576
312,000 (a) US Foods Inc 4.750 02/15/29 308,548
177,000 (a) US Foods Inc 4.625 06/01/30 173,695
134,000 (a) US Foods Inc 7.250 01/15/32 140,589
317,000 (a) US Foods Inc 5.750 04/15/33 321,174
345,000 (a) USA Compression Partners LP / USA Compression Finance Corp 7.125 03/15/29 356,330
299,000 (a) USA Compression Partners LP / USA Compression Finance Corp 6.250 10/01/33 300,148
267,000 (a) Vail Resorts Inc 5.625 07/15/30 270,426
223,000 (a) Vail Resorts Inc 6.500 05/15/32 231,550
522,000 (a) Valaris Ltd 8.375 04/30/30 544,397

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 280,000 (a) Vallourec SACA 7.500% 04/15/32 $ 297,605
307,000 (a) Valvoline Inc 3.625 06/15/31 280,096
81,000 (a) Varex Imaging Corp 7.875 10/15/27 82,619
285,000 (a) Velocity Vehicle Group LLC 8.000 06/01/29 280,225
538,000 (a) Venture Global Calcasieu Pass LLC 3.875 08/15/29 509,643
434,000 (a) Venture Global Calcasieu Pass LLC 6.250 01/15/30 442,746
551,000 (a) Venture Global Calcasieu Pass LLC 4.125 08/15/31 509,418
570,000 (a) Venture Global Calcasieu Pass LLC 3.875 11/01/33 503,086
963,000 (a) Venture Global LNG Inc 8.125 06/01/28 992,010
1,305,000 (a) Venture Global LNG Inc 9.500 02/01/29 1,404,523
661,000 (a) Venture Global LNG Inc 7.000 01/15/30 668,919
988,000 (a) Venture Global LNG Inc 8.375 06/01/31 1,014,316
881,000 (a) Venture Global LNG Inc 9.875 02/01/32 941,042
543,000 (a) Venture Global Plaquemines LNG LLC 7.500 05/01/33 597,137
870,000 (a) Venture Global Plaquemines LNG LLC 6.500 01/15/34 911,284
543,000 (a) Venture Global Plaquemines LNG LLC 7.750 05/01/35 612,728
872,000 (a) Venture Global Plaquemines LNG LLC 6.750 01/15/36 923,545
581,000 (a) Veritiv Operating Co 10.500 11/30/30 604,634
101,000 (a) Vermilion Energy Inc 6.875 05/01/30 96,150
211,000 (a) Vermilion Energy Inc 7.250 02/15/33 194,823
303,000 VF Corp 2.800 04/23/27 294,968
348,000 VF Corp 2.950 04/23/30 305,944
90,000 VF Corp 6.450 11/01/37 84,040
225,000 (a) Viasat Inc 5.625 04/15/27 224,820
220,000 (a) Viavi Solutions Inc 3.750 10/01/29 207,422
318,000 (a) Victoria's Secret & Co 4.625 07/15/29 306,097
300,000 (a) Victra Holdings LLC / Victra Finance Corp 8.750 09/15/29 318,310
429,000 (a) Viking Baked Goods Acquisition Corp 8.625 11/01/31 430,444
305,000 (a) Viking Cruises Ltd 9.125 07/15/31 326,761
170,000 (a) Viking Ocean Cruises Ship VII Ltd 5.625 02/15/29 169,833
455,000 (a) Virgin Media Finance PLC 5.000 07/15/30 406,121
657,000 (a) Virgin Media Secured Finance PLC 5.500 05/15/29 644,931
490,000 (a) Virgin Media Secured Finance PLC 4.500 08/15/30 455,399
82,000 (a) VistaJet Malta Finance PLC / Vista Management Holding Inc 7.875 05/01/27 83,211
305,000 (a) VistaJet Malta Finance PLC / Vista Management Holding Inc 9.500 06/01/28 317,203
501,000 (a) VistaJet Malta Finance PLC / Vista Management Holding Inc 6.375 02/01/30 483,867
164,000 (a) Vital Energy Inc 7.750 07/31/29 161,235
145,000 Vital Energy Inc 9.750 10/15/30 149,084
485,000 (a) Vital Energy Inc 7.875 04/15/32 458,984
149,000 (a) VM Consolidated Inc 5.500 04/15/29 147,347
576,000 (a) Vmed O2 UK Financing I PLC 4.250 01/31/31 525,887
816,000 (a) Vmed O2 UK Financing I PLC 4.750 07/15/31 755,205
475,000 (a) Vmed O2 UK Financing I PLC 7.750 04/15/32 492,421
269,000 (a) VOC Escrow Ltd 5.000 02/15/28 268,254
847,000 Vodafone Group PLC 7.000 04/04/79 893,737
592,000 Vodafone Group PLC 4.125 06/04/81 555,761
350,000 Vodafone Group PLC 5.125 06/04/81 282,327
826,000 (a) Voyager Parent LLC 9.250 07/01/32 865,964
314,000 (a) VT Topco Inc 8.500 08/15/30 326,592
732,000 (a) VZ Secured Financing BV 5.000 01/15/32 665,034
309,000 (a) VZ Secured Financing BV 7.500 01/15/33 314,872
247,000 (a) W&T Offshore Inc 10.750 02/01/29 231,654
285,000 (a) Wabash National Corp 4.500 10/15/28 251,175
583,000 (a) Wand NewCo 3 Inc 7.625 01/30/32 609,313
235,000 Warnermedia Holdings Inc 3.755 03/15/27 232,636
560,000 Warnermedia Holdings Inc 4.054 03/15/29 543,782
87,000 Warnermedia Holdings Inc 4.279 03/15/32 75,342
1,268,000 Warnermedia Holdings Inc 4.279 03/15/32 1,161,409
1,788,000 Warnermedia Holdings Inc 5.050 03/15/42 1,435,281
430,000 Warnermedia Holdings Inc 5.141 03/15/52 326,800
414,000 (a) Waste Pro USA Inc 7.000 02/01/33 430,322
439,000 (a) Watco Cos LLC / Watco Finance Corp 7.125 08/01/32 454,782

Portfolio of Investments October 31, 2025
(continued)
NHYB

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 405,000 (a) Wayfair LLC 7.250% 10/31/29 $ 418,798
384,000 (a) Wayfair LLC 7.750 09/15/30 405,075
367,000 (a) WBI Operating LLC 6.500 10/15/33 366,952
128,000 (a) Weatherford International Ltd 8.625 04/30/30 130,534
416,000 (a) Weatherford International Ltd 6.750 10/15/33 425,136
280,000 (a) Weekley Homes LLC / Weekley Finance Corp 4.875 09/15/28 273,464
363,000 (a) WESCO Distribution Inc 7.250 06/15/28 368,062
316,000 (a) WESCO Distribution Inc 6.375 03/15/29 326,481
226,000 (a) WESCO Distribution Inc 6.625 03/15/32 236,215
422,000 (a) WESCO Distribution Inc 6.375 03/15/33 440,833
226,000 (a) WEX Inc 6.500 03/15/33 231,123
389,000 Whirlpool Corp 6.125 06/15/30 385,179
132,000 Whirlpool Corp 4.700 05/14/32 120,923
235,000 Whirlpool Corp 6.500 06/15/33 229,275
105,000 Whirlpool Corp 5.750 03/01/34 100,362
19,000 Whirlpool Corp 5.150 03/01/43 15,905
692,000 Whirlpool Corp 4.500 06/01/46 524,275
316,000 (a) Wildfire Intermediate Holdings LLC 7.500 10/15/29 315,355
272,000 (a) William Carter Co/The 5.625 03/15/27 272,037
163,000 (a) Williams Scotsman Inc 4.625 08/15/28 160,863
133,000 (a) Williams Scotsman Inc 6.625 06/15/29 136,933
193,000 (a) Williams Scotsman Inc 6.625 04/15/30 199,583
202,000 (a) Williams Scotsman Inc 7.375 10/01/31 211,413
333,000 (a) Windsor Holdings III LLC 8.500 06/15/30 351,540
618,000 (a) Windstream Services LLC 7.500 10/15/33 616,881
994,000 (a) Windstream Services LLC / Windstream Escrow Finance Corp 8.250 10/01/31 1,015,019
145,000 (a) WR Grace Holdings LLC 4.875 06/15/27 143,690
267,000 (a) WR Grace Holdings LLC 7.375 03/01/31 267,508
316,000 (a) WR Grace Holdings LLC 6.625 08/15/32 305,215
128,000 (a) Wrangler Holdco Corp 6.625 04/01/32 133,628
1,420,000 (a) WULF COMPUTE LLC 7.750 10/15/30 1,475,202
135,000 (a) Wyndham Hotels & Resorts Inc 4.375 08/15/28 132,693
342,000 (a) Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp 5.250 05/15/27 342,633
343,000 (a) Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 5.125 10/01/29 342,904
495,000 (a) Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 7.125 02/15/31 531,567
361,000 (a) Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6.250 03/15/33 366,784
226,000 (a) Xerox Corp 13.500 04/15/31 218,569
111,000 (a) XPO Inc 7.125 06/01/31 115,897
155,000 (a) XPO Inc 7.125 02/01/32 162,998
308,000 (a) Yum! Brands Inc 4.750 01/15/30 307,230
559,000 Yum! Brands Inc 3.625 03/15/31 524,823
482,000 Yum! Brands Inc 4.625 01/31/32 470,683
203,000 Yum! Brands Inc 5.375 04/01/32 205,228
386,000 Yum! Brands Inc 5.350 11/01/43 378,897
181,000 (a) Zebra Technologies Corp 6.500 06/01/32 187,580
348,000 (a) Zegona Finance PLC 8.625 07/15/29 369,729
283,000 (a) ZF North America Capital Inc 6.875 04/14/28 284,741
286,000 (a) ZF North America Capital Inc 7.125 04/14/30 278,413
392,000 (a) ZF North America Capital Inc 6.750 04/23/30 373,152
653,000 (a) ZF North America Capital Inc 7.500 03/24/31 627,918
250,000 ZF North America Capital Inc 6.875 04/23/32 228,185
176,000 (a) Ziff Davis Inc 4.625 10/15/30 165,476
527,000 (a) Ziggo BV 4.875 01/15/30 497,409
219,000 (a) ZipRecruiter Inc 5.000 01/15/30 171,428
364,000 (a) ZoomInfo Technologies LLC/ZoomInfo Finance Corp 3.875 02/01/29 343,337
TOTAL INDUSTRIAL 450,517,340
UPDATE BARCLAYS CLASS 2 OR BDF - 0.1%
578,000 (a) Kioxia Holdings Corp 6.625 07/24/33 602,917
TOTAL UPDATE BARCLAYS CLASS 2 OR BDF 602,917

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITY - 4.1%
$ 434,000 AES Corp/The 7.600% 01/15/55 $ 443,010
195,000 AES Corp/The 6.950 07/15/55 188,660
1,024,000 Algonquin Power & Utilities Corp 4.750 01/18/82 1,004,716
733,000 (a) Alpha Generation LLC 6.750 10/15/32 753,221
415,000 (a) AltaGas Ltd 7.200 10/15/54 425,431
452,000 (a) California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375 02/15/32 456,685
344,000 (a) Calpine Corp 4.500 02/15/28 343,161
199,000 (a) Calpine Corp 5.125 03/15/28 198,978
370,000 (a) Calpine Corp 4.625 02/01/29 367,730
291,000 (a) Calpine Corp 5.000 02/01/31 291,493
439,000 (a) Calpine Corp 3.750 03/01/31 421,418
178,000 (a) Clearway Energy Operating LLC 4.750 03/15/28 177,003
433,000 (a) Clearway Energy Operating LLC 3.750 02/15/31 400,975
233,000 (a) Clearway Energy Operating LLC 3.750 01/15/32 210,987
172,000 DPL Inc 4.350 04/15/29 168,932
544,000 Edison International 8.125 06/15/53 561,445
750,000 (a),(b) Electricite de France SA 9.125 N/A 868,649
575,000 EUSHI Finance Inc 7.625 12/15/54 604,589
253,000 (a) Gates Corp/DE 6.875 07/01/29 262,667
204,000 (a) Hawaiian Electric Co Inc 6.000 10/01/33 206,246
490,000 (a) HTA Group Ltd/Mauritius 7.500 06/04/29 508,089
262,000 (a) Leeward Renewable Energy Operations LLC 4.250 07/01/29 250,085
551,000 (a) Lightning Power LLC 7.250 08/15/32 583,651
333,000 (a) LONG RIDGE ENERGY LLC 8.750 02/15/32 344,310
420,000 NRG Energy Inc 5.750 01/15/28 421,491
167,000 (a) NRG Energy Inc 3.375 02/15/29 158,810
200,000 (a) NRG Energy Inc 5.250 06/15/29 200,867
340,000 (a) NRG Energy Inc 5.750 07/15/29 341,286
591,000 (a) NRG Energy Inc 3.625 02/15/31 551,690
483,000 (a) NRG Energy Inc 3.875 02/15/32 448,260
388,000 (a) NRG Energy Inc 6.000 02/01/33 395,792
535,000 (a) NRG Energy Inc 6.250 11/01/34 550,839
1,137,000 (a) NRG Energy Inc 6.000 01/15/36 1,156,571
410,000 PacifiCorp 7.375 09/15/55 430,716
374,000 (a) Pattern Energy Operations LP / Pattern Energy Operations Inc 4.500 08/15/28 364,658
363,000 PG&E Corp 5.000 07/01/28 360,469
300,000 PG&E Corp 5.250 07/01/30 296,882
781,000 PG&E Corp 7.375 03/15/55 803,278
501,000 (a) Talen Energy Supply LLC 8.625 06/01/30 531,628
833,000 (a) Talen Energy Supply LLC 6.500 02/01/36 862,741
187,000 (a) TerraForm Power Operating LLC 5.000 01/31/28 186,309
429,000 (a) TerraForm Power Operating LLC 4.750 01/15/30 411,542
1,000 (a) Topaz Solar Farms LLC 5.750 09/30/39 1,475
839,000 TransAlta Corp 7.750 11/15/29 873,667
428,000 (a) Vistra Operations Co LLC 5.625 02/15/27 428,139
443,000 (a) Vistra Operations Co LLC 4.375 05/01/29 434,971
508,000 (a) Vistra Operations Co LLC 7.750 10/15/31 539,107
371,000 Vistra Operations Co LLC 6.875 04/15/32 389,677
80,000 (a),(c) VoltaGrid LLC 7.375 11/01/30 81,364
101,000 (a) XPLR Infrastructure Operating Partners LP 3.875 10/15/26 99,510
259,000 (a) XPLR Infrastructure Operating Partners LP 4.500 09/15/27 253,318
358,000 (a) XPLR Infrastructure Operating Partners LP 7.250 01/15/29 368,263
403,000 (a) XPLR Infrastructure Operating Partners LP 8.375 01/15/31 421,650
423,000 (a) XPLR Infrastructure Operating Partners LP 8.625 03/15/33 443,819
TOTAL UTILITY 22,850,920
TOTAL CORPORATE DEBT
(Cost $540,499,953) 539,804,607
TOTAL LONG-TERM INVESTMENTS
(Cost $540,499,953) 539,804,607
OTHER ASSETS & LIABILITIES, NET - 1.8% 9,693,011
NET ASSETS - 100% $ 549,497,618

Portfolio of Investments October 31, 2025
(continued)
NHYB

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
P/O Principal only security
REIT Real Estate Investment Trust
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $446,355,641 or 82.7% of Total Investments.
(b) Perpetual security. Maturity date is not applicable.
(c) When-issued or delayed delivery security.
NHYB
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Debt $ – $ 539,804,607 $ – $ 539,804,607
Total $ – $ 539,804,607 $ – $ 539,804,607
a

Portfolio of Investments October 31, 2025
NSCI
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 97.7%
SECURITIZED - 97.7%
$ 500,000 (a) 3650R 2021-PF1 Commercial Mortgage Trust 5.291% 11/15/55 $ 501,289
500,000 (a),(b) AIMCO CLO 17 Ltd (TSFR3M + 2.900%) 6.757 07/20/37 502,237
1,250,000 (b) Angel Oak Mortgage Trust 2025-11 5.621 10/25/70 1,250,257
250,000 (a),(b) Angel Oak Mortgage Trust 2025-8 6.217 07/25/70 252,864
500,000 (a),(b) ARDN 2025-ARCP Mortgage Trust (TSFR1M + 5.650%) 9.682 06/15/35 502,788
1,000,000 (a),(b) BAMLL Trust 2025-ASHF (TSFR1M + 2.350%) 6.383 02/15/42 1,002,193
622,000 (a) BANK 2017-BNK8 4.090 11/15/50 524,201
825,000 Barclays Commercial Mortgage Trust 2019-C4 3.469 08/15/52 686,153
500,000 (b) BBCMS Trust 2015-SRCH 4.498 08/10/35 484,660
100,000 (a),(b) BBCMS Trust 2015-SRCH 4.957 08/10/35 94,574
500,000 (a) Benchmark 2018-B2 Mortgage Trust 4.293 02/15/51 383,933
600,000 (a) Benchmark 2018-B3 Mortgage Trust 4.553 04/10/51 520,921
500,000 Benchmark 2019-B12 Mortgage Trust 3.570 08/15/52 454,163
600,000 (a) Benchmark 2019-B13 Mortgage Trust 3.839 08/15/57 503,008
250,000 (a) Benchmark 2019-B14 Mortgage Trust 3.777 12/15/62 176,811
500,000 Benchmark 2019-B15 Mortgage Trust 3.564 12/15/72 424,080
100,000 (a) Benchmark 2019-B9 Mortgage Trust 4.971 03/15/52 88,453
500,000 (a),(b) Benefit Street Partners CLO IV Ltd (TSFR3M + 1.800%) 5.754 10/20/38 500,957
500,000 (a),(b) BSST 2022-1700 Mortgage Trust (TSFR1M + 1.300%) 5.333 02/15/37 443,919
800,000 (a),(b) BX Commercial Mortgage Trust 2024-BRBK (TSFR1M + 4.874%) 8.906 10/15/41 803,520
600,000 (a),(b) BX Trust 2021-VIEW (TSFR1M + 2.464%) 6.496 06/15/36 599,871
955,585 (a),(b) BX Trust 2025-LUNR (TSFR1M + 1.850%) 5.882 06/15/40 959,106
750,000 (a),(b) BX Trust 2025-OMG (TSFR1M + 2.400%) 6.550 10/15/27 752,807
500,000 (b),(c),(d) Cajun Global LLC 5.912 11/20/55 500,000
250,000 (b),(c),(d) Cajun Global LLC 8.720 11/20/55 250,000
600,000 (a) Cantor Commercial Real Estate Lending 2019-CF1 4.352 05/15/52 508,464
500,000 (a),(b) CARLYLE US CLO 2021-8 LTD (TSFR3M + 1.900%) 5.882 10/15/38 501,359
1,198,672 (a),(b) Chase Home Lending Mortgage Trust 2025-10 6.598 07/25/56 1,216,471
400,000 (a),(b) CIFC Funding 2021-V Ltd (TSFR3M + 1.800%) 5.705 01/15/38 401,292
1,000,000 (a),(b) CIP Commercial Mortgage Trust 2025-SBAY (TSFR1M + 2.300%) 6.400 10/15/37 1,004,686
600,000 (a) Citigroup Commercial Mortgage Trust 2015-GC29 3.976 04/10/48 531,606
1,000,000 (a) Citigroup Commercial Mortgage Trust 2016-P3 4.271 04/15/49 931,135
500,000 (a) COMM 2014-UBS3 Mortgage Trust 4.595 06/10/47 463,454
210,000 (a) COMM 2015-CCRE24 Mortgage Trust 3.463 08/10/48 194,135
750,000 (a) COMM 2018-COR3 Mortgage Trust 4.516 05/10/51 640,020
500,000 (a) COMM 2019-GC44 Mortgage Trust 3.515 08/15/57 413,543
790,000 (a),(b) Connecticut Avenue Securities Trust 2023-R01 (SOFR30A +
5.100%)
9.283 12/25/42 848,735
245,000 (a),(b) Connecticut Avenue Securities Trust 2023-R03 (SOFR30A +
6.350%)
10.533 04/25/43 272,616
1,150,000 (a),(b) Connecticut Avenue Securities Trust 2023-R05 (SOFR30A +
3.100%)
7.456 06/25/43 1,199,091
1,200,000 (a),(b) Connecticut Avenue Securities Trust 2023-R06 (SOFR30A +
2.700%)
6.883 07/25/43 1,236,294
1,175,000 (a),(b) Connecticut Avenue Securities Trust 2023-R08 (SOFR30A +
2.500%)
6.683 10/25/43 1,204,462
1,200,000 (a),(b) Connecticut Avenue Securities Trust 2024-R02 (SOFR30A +
1.800%)
6.150 02/25/44 1,209,975
500,000 (a) CSMC Trust 2016-NXSR 4.422 12/15/49 474,322
1,000,000 (b),(d) DB Master Finance LLC 4.891 08/20/55 1,002,542
1,000,000 (b) Domino's Pizza Master Issuer LLC 4.930 07/25/55 1,005,737
1,000,000 (a),(b),(d) EFMT 2025-NQM5 5.770 11/25/70 1,000,976
250,000 (a),(b) Ellington Financial Mortgage Trust 2020-1 3.999 05/25/65 245,362
500,000 (a),(b) Elmwood CLO X Ltd (TSFR3M + 1.950%) 5.834 07/20/38 502,220
1,000,000 (a),(b) EQT Trust 2024-EXTR 5.331 07/05/41 1,023,826
100,425 Fannie Mae Pool FN MA5107 5.500 08/01/53 101,476
1,100,000 (a),(b) Freddie Mac STACR REMIC Trust 2021-DNA5 (SOFR30A +
3.050%)
7.233 01/25/34 1,171,847
1,000,000 (a),(b) Freddie Mac STACR REMIC Trust 2022-DNA6 (SOFR30A +
5.750%)
9.933 09/25/42 1,084,286

Portfolio of Investments October 31, 2025
(continued)
NSCI

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 1,190,000 (a),(b) Freddie Mac STACR REMIC Trust 2024-DNA1 (SOFR30A +
1.950%)
6.133% 02/25/44 $ 1,203,782
1,100,000 (a),(b) Freddie Mac STACR REMIC Trust 2024-HQA1 (SOFR30A +
2.000%)
6.183 03/25/44 1,112,964
600,000 GS Mortgage Securities Trust 2017-GS6 3.869 05/10/50 525,795
500,000 GS Mortgage Securities Trust 2017-GS7 4.236 08/10/50 434,687
500,000 (a) GS Mortgage Securities Trust 2017-GS8 4.315 11/10/50 457,541
550,000 (a) GS Mortgage Securities Trust 2018-GS9 4.344 03/10/51 500,927
1,000,000 (a),(b) Houston Galleria Mall Trust 2025-HGLR 5.462 02/05/45 1,040,417
750,000 (a),(b) ILPT Commercial Mortgage Trust 2025-LPF2 8.199 07/13/42 773,615
500,000 (a),(b) Invesco CLO 2022-3 Ltd (TSFR3M + 3.200%) 7.057 10/22/37 500,995
1,265,077 (a),(b) J.P. Morgan Chase Commercial Mortgage Securities Trust 2022-
NLP (TSFR1M + 2.416%)
6.449 04/15/37 1,238,258
600,000 (a),(b) JP Morgan Chase Commercial Mortgage Securities Trust 2021-
NYAH (TSFR1M + 1.124%)
5.275 06/15/38 584,203
650,000 (a) JPMCC Commercial Mortgage Securities Trust 2017-JP7 3.669 09/15/50 561,426
500,000 JPMCC Commercial Mortgage Securities Trust 2019-COR4 4.290 03/10/52 476,297
500,000 JPMCC Commercial Mortgage Securities Trust 2019-COR4 4.440 03/10/52 453,367
500,000 (a),(b) Magnetite XXII Ltd (TSFR3M + 1.600%) 5.505 07/15/36 500,732
1,000,000 (b) MetroNet Infrastructure Issuer LLC 5.400 08/20/55 1,013,326
750,000 (a),(b) MFT Trust 2020-ABC 3.593 02/10/42 547,569
700,000 (a),(b) MTN Commercial Mortgage Trust 2022-LPFL (TSFR1M + 2.394%) 3.673 03/15/39 701,608
500,000 (a),(b) Neuberger Berman Loan Advisers CLO 36R Ltd (TSFR3M +
1.650%)
5.932 07/20/39 501,726
500,000 (a),(b) Neuberger Berman Loan Advisers Clo 42 Ltd (TSFR3M +
2.500%)
6.394 07/16/36 499,509
720,000 (a),(b) NYCT Trust 2024-3ELV (TSFR1M + 1.991%) 6.023 08/15/29 723,438
250,000 (a),(b) OBX 2025-NQM13 Trust 6.279 05/25/65 252,885
825,000 (a),(b) OBX 2025-NQM2 Trust 6.489 11/25/64 840,304
500,000 (a),(b) OCP CLO 2025-40 Ltd (TSFR3M + 1.700%) 5.594 04/16/38 499,124
500,000 (a),(b) OHA Credit Funding 10-R Ltd (TSFR3M + 1.800%) 6.079 07/18/38 501,635
1,000,000 (b) One Bryant Park Trust 2019-OBP 2.516 09/15/54 923,650
738,797 (a),(b) RCKT Mortgage Trust 2022-3 3.187 05/25/52 493,568
446,802 (a),(b) Santander Bank Mortgage Credit-Linked Notes Series 2023-
MTG1 (SOFR30A + 4.900%)
9.256 02/26/52 501,113
904,501 (a),(b) Sequoia Mortgage Trust 2021-9 2.855 01/25/52 730,616
1,000,000 (b) Sierra Receivables Funding Co 4.640 08/22/44 1,000,173
744,375 (b) Subway Funding LLC 6.028 07/30/54 754,063
750,000 (a),(b),(d) SYCA Commercial Mortgage Trust 2025-WAG 6.806 11/10/30 750,267
952,500 (b) Taco Bell Funding LLC 4.940 11/25/48 952,105
650,000 (a) UBS Commercial Mortgage Trust 2018-C8 4.682 02/15/51 602,493
1,000,000 (b) Uniti Fiber Abs Issuer LLC 5.177 01/20/56 1,005,940
1,215,000 (a),(b) Verus Securitization Trust 2025-1 6.512 01/25/70 1,232,956
1,000,000 (a),(b) WCORE Commercial Mortgage Trust 2024-CORE (TSFR1M +
2.241%)
6.273 11/15/41 1,003,798
600,000 (a) Wells Fargo Commercial Mortgage Trust 2016-C36 3.671 11/15/59 567,251
1,000,000 (a),(b) Wells Fargo Commercial Mortgage Trust 2025-AGLN (TSFR1M +
2.292%)
6.324 07/15/37 1,002,324
500,000 (a),(b) Wells Fargo Commercial Mortgage Trust 2025-AURA (TSFR1M +
2.292%)
6.392 10/15/42 500,610
TOTAL SECURITIZED
(Cost $62,050,329) 62,019,754
TOTAL LONG-TERM INVESTMENTS
(Cost $62,050,329) 62,019,754
OTHER ASSETS & LIABILITIES, NET - 2.3% 1,489,068
NET ASSETS - 100% $ 63,508,822
CLO Collateralized Loan Obligation
SOFR
30A 30 Day Average Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:
The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets as of the end of the report-
ing period, were as follows:
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $48,918,805 or 78.9% of Total Investments.
(c) For fair value measurement disclosure purposes, investment classified as Level 3.
(d) When-issued or delayed delivery security.
NSCI
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Securitized $ – $ 61,269,754 $ 750,000 $ 62,019,754
Total $ – $ 61,269,754 $ 750,000 $ 62,019,754
a
Level 3
NSCI Securitized
Balance at the beginning of period $ -
Gains (losses): -
Net realized gains (losses) -
Change in net unrealized appreciation (depreciation) -
Purchases at cost 750,000
Sales at proceeds -
Net discounts (premiums) -
Transfers into -
Transfers (out of) -
Balance at the end of period $ 750,000
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end $ -

Portfolio of Investments October 31, 2025
(continued)
NSCI

Fund Asset Class Market Value Techniques
Unobservable
Inputs Range
Weighted
Average
NSCI Corporate Bonds $750,000 Enterprise Value Acquisition Cost $100.00 N/A